MainStay VP Balanced Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 34.0% †
Asset-Backed Securities 2.9%
Automobile 0.1%
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45%, due 3/20/23 (a)	$100,000	$101,039
Mercedes Benz Auto Lease Trust Series 2019-A, Class A3 3.10%, due 11/15/21	150,000	150,981
		252,020
Other Asset-Backed Securities 2.8%
AIMCO CLO (a)(b)
Series 2018-AA, Class A 3.469% (3 Month LIBOR + 1.02%), due 4/17/31	500,000	492,303
Series 2017-AA, Class A 3.729% (3 Month LIBOR + 1.26%), due 7/20/29	250,000	249,800
Apidos CLO Series 2015-21A, Class A1R 3.374% (3 Month LIBOR + 0.93%), due 7/18/27 (a)(b)	400,000	397,963
Apidos CLO XXV Series 2016-25A, Class A1R 3.759% (3 Month LIBOR + 1.17%), due 10/20/31 (a)(b)	400,000	398,908
Ares XXIX CLO, Ltd. Series 2014-1A, Class A1R 3.639% (3 Month LIBOR + 1.19%), due 4/17/26 (a)(b)	136,488	136,491
Benefit Street Partners CLO, Ltd. Series 2015-VIIA, Class A1AR 3.224% (3 Month LIBOR + 0.78%), due 7/18/27 (a)(b)	250,000	248,366
Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 3.707% (3 Month LIBOR + 1.23%), due 7/23/30 (a)(b)	750,000	748,343
DB Master Finance LLC Series 2019-1A, Class A2I 3.787%, due 5/20/49 (a)	550,000	551,485
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.082%, due 7/25/47 (a)	1,280,500	1,265,006
Dryden Senior Loan Fund (a)
Series 2018-64A, Class A 3.75%, due 4/18/31	250,000	246,231
Series 2018-71A, Class A 3.843% (3 Month LIBOR + 1.15%), due 1/15/29 (b)	300,000	299,997
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A 2.69%, due 3/25/30 (a)	128,267	127,460
FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	98,250	99,864
Galaxy XXII CLO, Ltd. Series 2016-22A, Class A1R 3.436% (3 Month LIBOR + 1.00%), due 7/16/28 (a)(b)	250,000	249,634
Grippen Park CLO, Ltd. Series 2017-1A, Class A 4.021%, due 1/20/30 (a)	250,000	249,890
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.54%, due 2/25/32 (a)	366,144	371,174
HPS Loan Management, Ltd. Series 2011-A17, Class A 3.994%, due 5/6/30 (a)	850,000	849,251
Magnetite XVIII, Ltd. Series 2016-18A, Class AR 3.696% (3 Month LIBOR + 1.08%), due 11/15/28 (a)(b)	400,000	399,089
Octagon Investment Partners 30, Ltd. Series 2017-1A, Class A1 3.789% (3 Month LIBOR + 1.32%), due 3/17/30 (a)(b)	350,000	350,105
Palmer Square Loan Funding, Ltd. Series 2018-4A, Class A1 3.464% (3 Month LIBOR + 0.90%), due 11/15/26 (a)(b)	293,227	292,048
Regatta VI Funding, Ltd. Series 2016-1A, Class AR 3.549% (3 Month LIBOR + 1.08%), due 7/20/28 (a)(b)	400,000	398,370
Sierra Receivables Funding Co. LLC Series 2019-1A, Class A 3.20%, due 1/20/36 (a)	200,000	201,206
SoFi Professional Loan Program LLC Series 2019-A, Class A1FX 3.18%, due 6/15/48 (a)	292,795	293,774
Sound Point CLO XVI, Ltd. Series 2017-2A, Class A 3.769% (3 Month LIBOR + 1.28%), due 7/25/30 (a)(b)	450,000	448,200
Taco Bell Funding, LLC Series 2018-1A, Class A2I 4.318%, due 11/25/48 (a)	399,000	410,531
THL Credit Wind River CLO, Ltd. Series 2017-4A, Class A 3.794% (3 Month LIBOR + 1.15%), due 11/20/30 (a)(b)	250,000	248,705
TIAA CLO III, Ltd. Series 2017-2A, Class A 3.586% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(b)	350,000	346,618
Treman Park CLO, Ltd. Series 2015-1A, Class ARR 3.534% (3 Month LIBOR + 1.07%), due 10/20/28 (a)(b)	400,000	400,400
Voya CLO, Ltd. Series 2019-1A, Class A 3.813% (3 Month LIBOR + 1.17%), due 4/15/29 (a)(b)	250,000	249,995
		11,021,207
Total Asset-Backed Securities (Cost $11,294,594)		11,273,227

Corporate Bonds 12.7%
Aerospace & Defense 0.3%
BAE Systems PLC 4.75%, due 10/11/21 (a)	1,050,000	1,092,473

Auto Manufacturers 0.6%
Ford Motor Credit Co. LLC
4.25%, due 9/20/22	620,000	615,632
5.875%, due 8/2/21	365,000	377,933
General Motors Financial Co., Inc. 4.35%, due 4/9/25	500,000	497,843
Volkswagen Group of America Finance LLC 4.00%, due 11/12/21 (a)	725,000	739,626
		2,231,034
Banks 3.8%
Bank of America Corp. 4.45%, due 3/3/26	1,920,000	2,000,942
Citigroup, Inc. 4.60%, due 3/9/26	1,600,000	1,671,355
Cooperatieve Rabobank UA 4.375%, due 8/4/25	500,000	515,407
Credit Agricole S.A. (a)
3.375%, due 1/10/22	250,000	251,523
3.75%, due 4/24/23	250,000	252,746
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	865,000	881,175
Discover Bank 3.20%, due 8/9/21	850,000	854,006
Fifth Third Bancorp 4.30%, due 1/16/24	750,000	785,530
Goldman Sachs Group, Inc.
2.905%, due 7/24/23 (c)	500,000	494,418
3.85%, due 1/26/27	475,000	476,853
HSBC Holdings PLC 3.247% (3 Month LIBOR + 0.65%), due 9/11/21 (b)	900,000	899,223
JPMorgan Chase & Co. 3.875%, due 9/10/24	1,625,000	1,665,998
Lloyds Banking Group PLC 2.907%, due 11/7/23 (c)	1,000,000	975,506
Morgan Stanley
3.625%, due 1/20/27	250,000	250,584
4.10%, due 5/22/23	1,000,000	1,029,701
4.35%, due 9/8/26	595,000	610,435
Santander UK PLC 3.40%, due 6/1/21	200,000	201,527
UBS Group Funding Switzerland A.G. 4.125%, due 4/15/26 (a)	500,000	517,047
Wells Fargo Bank N.A. 3.625%, due 10/22/21	600,000	611,244
		14,945,220
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.00%, due 4/13/28	350,000	355,898
4.75%, due 1/23/29	770,000	820,356
		1,176,254
Building Materials 0.4%
Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	850,000	868,008
Masco Corp. 4.45%, due 4/1/25	850,000	872,848
		1,740,856
Chemicals 0.2%
Dow Chemical Co. 4.80%, due 11/30/28 (a)	250,000	268,297
NewMarket Corp. 4.10%, due 12/15/22	400,000	411,460
		679,757
Diversified Financial Services 0.3%
American Express Co. 3.70%, due 11/5/21	500,000	511,022
Discover Financial Services 5.20%, due 4/27/22	25,000	26,428
GE Capital International Funding Co. 3.373%, due 11/15/25	475,000	460,907
TD Ameritrade Holding Corp. 2.95%, due 4/1/22	300,000	302,634
		1,300,991
Electric 1.7%
Arizona Public Service Co. 2.20%, due 1/15/20	250,000	249,037
Commonwealth Edison Co. 3.10%, due 11/1/24	400,000	402,703
DTE Electric Co. 2.65%, due 6/15/22	750,000	746,083
Electricite de France S.A. 2.35%, due 10/13/20 (a)	1,500,000	1,491,290
Emera U.S. Finance, L.P. 2.70%, due 6/15/21	750,000	743,200
Entergy Corp. 4.00%, due 7/15/22	750,000	770,550
Evergy, Inc. 4.85%, due 6/1/21	280,000	288,493
Exelon Corp. 2.85%, due 6/15/20	425,000	424,537
FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	500,000	521,167
Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	250,000
NextEra Energy Capital Holdings, Inc. 3.25%, due 4/1/26	375,000	374,923
WEC Energy Group, Inc. 3.375%, due 6/15/21	350,000	354,135
		6,616,118
Food 0.2%
Conagra Brands, Inc. 4.85%, due 11/1/28 (d)	350,000	367,593
Ingredion, Inc. 4.625%, due 11/1/20	175,000	179,070
Tyson Foods, Inc. 4.00%, due 3/1/26	325,000	332,385
		879,048
Forest Products & Paper 0.1%
Fibria Overseas Finance, Ltd. 4.00%, due 1/14/25	375,000	370,125

Health Care - Products 0.3%
Becton Dickinson & Co. 2.894%, due 6/6/22	1,213,000	1,207,338

Health Care - Services 0.3%
Cigna Corp. 4.125%, due 11/15/25 (a)	965,000	998,758

Iron & Steel 0.2%
Carpenter Technology Corp. 4.45%, due 3/1/23	125,000	127,350
Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	700,000	726,091
		853,441
Machinery - Diversified 0.1%
CNH Industrial N.V. 3.85%, due 11/15/27	350,000	335,281

Media 0.1%
Fox Corp. 4.709%, due 1/25/29 (a)	505,000	541,458

Multi-National 0.2%
International Bank for Reconstruction & Development 2.00%, due 10/30/20	600,000	595,621

Oil & Gas 0.6%
Anadarko Petroleum Corp. 4.85%, due 3/15/21	797,000	826,190
Cenovus Energy, Inc. 4.25%, due 4/15/27	200,000	196,610
Helmerich & Payne, Inc. 4.65%, due 3/15/25	400,000	417,499
Nabors Industries, Inc. 5.00%, due 9/15/20	540,000	542,700
Petroleos Mexicanos
3.50%, due 1/30/23	100,000	95,510
4.875%, due 1/24/22	75,000	75,638
5.35%, due 2/12/28	50,000	46,400
		2,200,547
Oil & Gas Services 0.2%
Schlumberger Holdings Corp. 3.75%, due 5/1/24 (a)	925,000	945,219

Packaging & Containers 0.2%
WRKCo., Inc. 3.75%, due 3/15/25	675,000	681,038

Pharmaceuticals 0.1%
Bayer U.S. Finance II LLC 3.875%, due 12/15/23 (a)	425,000	428,218

Pipelines 0.6%
Energy Transfer Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	850,000	908,575
Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	1,264,000	1,306,224
Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	175,000	172,440
		2,387,239
Real Estate Investment Trusts 0.6%
Highwoods Realty, L.P. 3.625%, due 1/15/23	1,000,000	1,003,331
Realty Income Corp. 3.25%, due 10/15/22	475,000	482,970
VEREIT Operating Partnership, L.P. 4.875%, due 6/1/26	1,000,000	1,041,201
		2,527,502
Retail 0.2%
CVS Health Corp. 4.30%, due 3/25/28	975,000	987,920

Semiconductors 0.1%
Lam Research Corp. 4.00%, due 3/15/29	300,000	306,176

Software 0.4%
Fidelity National Information Services, Inc. 2.25%, due 8/15/21	1,075,000	1,056,021
Fiserv, Inc.
4.20%, due 10/1/28	475,000	489,279
4.75%, due 6/15/21	200,000	207,521
		1,752,821
Telecommunications 0.4%
AT&T, Inc. 4.35%, due 3/1/29	575,000	587,403
Verizon Communications, Inc.
3.376%, due 2/15/25	131,000	132,543
4.016%, due 12/3/29 (a)	862,000	886,801
		1,606,747
Transportation 0.2%
Union Pacific Corp. 3.70%, due 3/1/29	600,000	616,561
Total Corporate Bonds (Cost $49,338,791)		50,003,761

Foreign Government Bonds 0.2%
Colombia 0.1%
Colombia Government International Bond 3.875%, due 4/25/27	220,000	223,412

Mexico 0.1%
Mexico Government International Bond 3.75%, due 1/11/28	300,000	296,310

Philippines 0.0% ‡
Philippine Government International Bond 3.00%, due 2/1/28	200,000	197,515

Poland 0.0% ‡
Republic of Poland Government International Bond 5.00%, due 3/23/22	50,000	53,008
Total Foreign Government Bonds (Cost $745,891)		770,245

Mortgage-Backed Securities 1.7%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.7%
Bank
Series 2017-BNK5, Class A2 2.987%, due 6/15/60	300,000	300,368
Series 2018-BN14, Class A2 4.128%, due 9/15/60	400,000	419,455
Benchmark Mortgage Trust
Series 2018-B1, Class A2 3.571%, due 1/15/51	200,000	205,208
Series 2018-B2, Class A2 3.662%, due 2/15/51	150,000	154,453
CD Mortgage Trust Series 2017-CD4, Class A2 3.03%, due 5/10/50	600,000	602,655
CFCRE Commercial Mortgage Trust Series 2017-C8, Class A2 2.982%, due 6/15/50	900,000	899,765
Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	100,000	104,039
DBJPM Mortgage Trust Series 2017-C6, Class A2 2.917%, due 6/10/50	800,000	801,833
GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	200,000	202,100
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	55,352	55,295
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class A2 2.936%, due 11/15/46	49,844	50,246
Series 2017-C33, Class A2 3.14%, due 5/15/50	1,000,000	1,008,870
Series 2013-C12, Class A4 4.259%, due 10/15/46 (e)	300,000	317,335
Morgan Stanley Capital I Trust Series 2017-H1, Class A2 3.089%, due 6/15/50	900,000	911,692
UBS Commercial Mortgage Trust Series 2018-C8, Class A2 3.713%, due 2/15/51	500,000	513,308
Total Mortgage-Backed Securities (Cost $6,647,932)		6,546,622

U.S. Government & Federal Agencies 16.5%
Federal Farm Credit Bank 0.1%
2.875%, due 5/26/21	225,000	227,460

Federal Home Loan Bank 1.5%
1.70%, due 5/15/20	500,000	495,679
2.30%, due 1/26/21	475,000	474,133
2.50%, due 2/13/24	425,000	428,979
2.50%, due 12/10/27	1,050,000	1,033,363
2.51%, due 12/29/22	400,000	399,179
3.00%, due 3/10/28	300,000	307,610
3.125%, due 9/12/25	800,000	827,283
3.25%, due 1/30/24	450,000	450,183
3.25%, due 6/9/28	800,000	836,451
3.375%, due 12/8/23	600,000	627,290
		5,880,150
Federal Home Loan Mortgage Corporation 0.5%
1.25%, due 8/15/19	350,000	348,346
2.70%, due 4/5/22	400,000	399,858
2.753%, due 1/30/23	400,000	400,064
3.00%, due 5/13/22	325,000	325,218
3.08%, due 2/20/24	425,000	425,123
		1,898,609
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
2.70%, due 9/27/21	400,000	400,263

Federal National Mortgage Association 0.6%
1.25%, due 7/26/19	450,000	448,277
1.875%, due 9/24/26	1,725,000	1,649,965
2.50%, due 2/5/24	500,000	504,695
		2,602,937
Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.1%
2.875%, due 9/12/23	425,000	434,946

United States Treasury Notes 13.6%
1.375%, due 9/30/19	700,000	696,200
1.875%, due 4/30/22	425,000	420,418
1.875%, due 9/30/22	300,000	296,437
2.125%, due 3/31/24	1,650,000	1,640,848
2.25%, due 3/31/21	3,200,000	3,199,000
2.25%, due 11/15/25	1,650,000	1,642,523
2.375%, due 4/15/21	1,225,000	1,227,153
2.50%, due 2/15/22	8,600,000	8,663,156
2.50%, due 2/28/26	1,150,000	1,163,072
2.625%, due 5/15/21	1,500,000	1,510,488
2.625%, due 12/31/23	7,125,000	7,246,069
2.625%, due 2/15/29	3,180,000	3,238,383
2.75%, due 4/30/23	3,825,000	3,900,454
2.75%, due 6/30/25	1,625,000	1,666,895
2.875%, due 10/31/20	15,075,000	15,196,896
2.875%, due 4/30/25	100,000	103,266
2.875%, due 5/31/25	450,000	464,678
3.00%, due 9/30/25	1,200,000	1,249,500
		53,525,436
Total U.S. Government & Federal Agencies (Cost $64,276,864)		64,969,801
Total Long-Term Bonds (Cost $132,304,072)		133,563,656

	Shares
Common Stocks 60.4%
Aerospace & Defense 0.6%
General Dynamics Corp.	3,628	614,148
Huntington Ingalls Industries, Inc.	993	205,750
Lockheed Martin Corp.	2,020	606,323
Textron, Inc.	8,737	442,616
United Technologies Corp.	4,882	629,241
		2,498,078
Airlines 0.7%
Alaska Air Group, Inc.	4,901	275,044
Delta Air Lines, Inc.	13,880	716,902
JetBlue Airways Corp. (f)	5,594	91,518
Southwest Airlines Co.	15,577	808,602
United Continental Holdings, Inc. (f)	11,504	917,789
		2,809,855
Auto Components 0.4%
Garrett Motion, Inc. (f)	46,560	685,829
Gentex Corp.	1,259	26,036
Lear Corp.	5,068	687,778
		1,399,643
Automobiles 0.3%
Ford Motor Co.	71,452	627,349
General Motors Co.	15,929	590,966
		1,218,315
Banks 2.8%
Bank of America Corp.	27,779	766,423
Bank OZK	19,768	572,877
BB&T Corp.	12,323	573,389
CIT Group, Inc.	13,504	647,787
Citigroup, Inc.	12,902	802,763
Citizens Financial Group, Inc.	8,965	291,363
Comerica, Inc.	11,025	808,353
East West Bancorp, Inc.	1,691	81,117
Fifth Third Bancorp	40,390	1,018,636
First Citizens BancShares, Inc., Class A	811	330,239
First Hawaiian, Inc.	23,401	609,596
First Republic Bank	714	71,728
Huntington Bancshares, Inc.	399	5,059
JPMorgan Chase & Co.	7,704	779,876
KeyCorp	13,724	216,153
M&T Bank Corp.	1,815	284,991
PNC Financial Services Group, Inc.	4,784	586,805
Regions Financial Corp.	3,846	54,421
SunTrust Banks, Inc.	15,211	901,252
Texas Capital Bancshares, Inc. (f)	1,898	103,612
U.S. Bancorp	11,954	576,063
Wells Fargo & Co.	16,156	780,658
Zions Bancorp., N.A.	1,703	77,333
		10,940,494
Beverages 0.3%
Coca-Cola Co.	13,321	624,222
PepsiCo., Inc.	6,085	745,717
		1,369,939
Biotechnology 0.8%
Alexion Pharmaceuticals, Inc. (f)	4,659	629,804
Amgen, Inc.	4,365	829,263
Biogen, Inc. (f)	2,580	609,860
Gilead Sciences, Inc.	12,495	812,300
United Therapeutics Corp. (f)	2,660	312,204
		3,193,431
Building Products 0.4%
Johnson Controls International PLC	19,634	725,280
Masco Corp.	1,772	69,657
Owens Corning	1,530	72,094
Resideo Technologies, Inc. (f)	34,851	672,276
		1,539,307
Capital Markets 1.7%
Ameriprise Financial, Inc.	5,295	678,289
Bank of New York Mellon Corp.	15,510	782,169
BlackRock, Inc.	1,657	708,152
CME Group, Inc.	3,601	592,653
E*TRADE Financial Corp.	4,175	193,845
Franklin Resources, Inc.	3,410	113,007
Goldman Sachs Group, Inc.	3,139	602,657
Intercontinental Exchange, Inc.	8,479	645,591
Lazard, Ltd., Class A	13,964	504,659
Morgan Stanley	14,700	620,340
Northern Trust Corp.	2,411	217,979
Raymond James Financial, Inc.	3,941	316,896
State Street Corp.	10,330	679,817
		6,656,054
Chemicals 2.0%
Air Products & Chemicals, Inc.	3,857	736,533
CF Industries Holdings, Inc.	19,611	801,698
DowDuPont, Inc.	11,068	590,035
Eastman Chemical Co.	1,777	134,839
Ecolab, Inc.	3,614	638,016
Element Solutions, Inc. (f)	24,098	243,390
FMC Corp.	1,343	103,169
Huntsman Corp.	27,908	627,651
Linde PLC	3,591	631,765
LyondellBasell Industries N.V., Class A	9,063	762,017
Mosaic Co.	28,391	775,358
Olin Corp.	25,518	590,486
PPG Industries, Inc.	5,527	623,832
Valvoline, Inc.	23,538	436,865
Westlake Chemical Corp.	1,072	72,746
		7,768,400
Commercial Services & Supplies 0.7%
ADT, Inc. (d)	67,386	430,597
Clean Harbors, Inc. (f)	9,073	648,992
Republic Services, Inc.	8,095	650,676
Waste Management, Inc.	8,051	836,579
		2,566,844
Communications Equipment 0.6%
Cisco Systems, Inc.	13,666	737,827
CommScope Holding Co., Inc. (f)	14,520	315,520
EchoStar Corp., Class A (f)	10,590	386,005
Juniper Networks, Inc.	23,925	633,295
Motorola Solutions, Inc.	1,350	189,567
		2,262,214
Construction & Engineering 0.1%
AECOM (f)	10,925	324,145

Consumer Finance 1.0%
American Express Co.	6,476	707,827
Capital One Financial Corp.	8,564	699,593
Discover Financial Services	10,850	772,086
SLM Corp.	60,856	603,083
Synchrony Financial	32,029	1,021,725
		3,804,314
Containers & Packaging 0.9%
Ardagh Group S.A.	2,891	37,583
Ball Corp.	20,314	1,175,368
Berry Global Group, Inc. (f)	9,325	502,338
International Paper Co.	16,190	749,111
Owens-Illinois, Inc.	30,472	578,359
Silgan Holdings, Inc.	19,265	570,822
Sonoco Products Co.	1,376	84,665
		3,698,246
Distributors 0.2%
Genuine Parts Co.	5,666	634,762

Diversified Consumer Services 0.2%
Graham Holdings Co., Class B	876	598,466
H&R Block, Inc.	4,609	110,339
Service Corporation International	608	24,411
		733,216
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc., Class B (f)	3,510	705,124

Diversified Telecommunication Services 0.4%
AT&T, Inc.	23,480	736,333
CenturyLink, Inc.	6,563	78,690
Verizon Communications, Inc.	13,962	825,573
		1,640,596
Electric Utilities 2.1%
American Electric Power Co., Inc.	8,590	719,413
Avangrid, Inc.	5,316	267,661
Duke Energy Corp.	6,808	612,720
Edison International	6,665	412,697
Entergy Corp.	6,792	649,519
Evergy, Inc.	1,004	58,282
Eversource Energy	6,534	463,587
Exelon Corp.	14,457	724,729
FirstEnergy Corp.	6,089	253,363
Hawaiian Electric Industries, Inc.	4,148	169,114
NextEra Energy, Inc.	3,245	627,323
OGE Energy Corp.	12,959	558,792
Pinnacle West Capital Corp.	5,743	548,916
PPL Corp.	18,256	579,445
Southern Co.	13,804	713,391
Xcel Energy, Inc.	19,874	1,117,118
		8,476,070
Electrical Equipment 0.8%
Acuity Brands, Inc.	5,173	620,812
AMETEK, Inc.	17	1,410
Eaton Corp. PLC	8,835	711,748
Emerson Electric Co.	10,510	719,620
GrafTech International, Ltd.	3,837	49,075
Hubbell, Inc.	746	88,013
nVent Electric PLC	5,437	146,690
Regal Beloit Corp.	7,553	618,364
Sensata Technologies Holding PLC (f)	385	17,333
		2,973,065
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	36,082	1,194,314
Jabil, Inc.	23,190	616,622
Keysight Technologies, Inc. (f)	453	39,502
		1,850,438
Energy Equipment & Services 0.9%
Baker Hughes, a GE Co.	26,776	742,231
Helmerich & Payne, Inc.	9,112	506,263
Patterson-UTI Energy, Inc.	44,397	622,446
RPC, Inc.	49,779	567,978
Schlumberger, Ltd.	14,619	636,950
Transocean, Ltd. (f)	48,637	423,628
		3,499,496
Entertainment 0.9%
Cinemark Holdings, Inc.	16,588	663,354
Viacom, Inc.
Class A	8,804	285,690
Class B	29,129	817,651
Walt Disney Co.	15,552	1,726,785
		3,493,480
Equity Real Estate Investment Trusts 5.3%
American Campus Communities, Inc.	6,729	320,166
American Homes 4 Rent, Class A	12,539	284,886
Apartment Investment & Management Co., Class A	5,973	300,382
Apple Hospitality REIT, Inc.	36,721	598,552
AvalonBay Communities, Inc.	4,288	860,730
Boston Properties, Inc.	1,468	196,536
Brixmor Property Group, Inc.	13,676	251,228
Brookfield Property REIT, Inc., Class A	14,885	304,994
Camden Property Trust	3,728	378,392
Colony Capital, Inc.	107,525	572,033
Crown Castle International Corp.	5,743	735,104
Digital Realty Trust, Inc.	2,574	306,306
Empire State Realty Trust, Inc., Class A	5,252	82,982
EPR Properties	8,469	651,266
Equity Residential	14,129	1,064,196
Essex Property Trust, Inc.	2,080	601,619
HCP, Inc.	23,767	743,907
Healthcare Trust of America, Inc., Class A	5,279	150,927
Hospitality Properties Trust	23,269	612,207
Host Hotels & Resorts, Inc.	50,510	954,639
Iron Mountain, Inc.	10,215	362,224
Kimco Realty Corp.	22,810	421,985
Lamar Advertising Co., Class A	6,540	518,361
Medical Properties Trust, Inc.	39,518	731,478
Mid-America Apartment Communities, Inc.	6,543	715,346
National Retail Properties, Inc.	6,181	342,366
Omega Healthcare Investors, Inc.	20,023	763,878
OUTFRONT Media, Inc.	19,076	446,378
Park Hotels & Resorts, Inc.	22,261	691,872
Prologis, Inc.	8,665	623,447
Rayonier, Inc.	6,213	195,834
Realty Income Corp.	6,025	443,199
Retail Properties of America, Inc., Class A	16,890	205,889
Senior Housing Properties Trust	24,380	287,196
Simon Property Group, Inc.	4,034	735,035
UDR, Inc.	5,453	247,893
Ventas, Inc.	19,973	1,274,477
VEREIT, Inc.	36,911	308,945
Welltower, Inc.	18,286	1,418,994
Weyerhaeuser Co.	6,036	158,988
		20,864,837
Food & Staples Retailing 0.7%
Casey's General Stores, Inc.	2,295	295,527
Kroger Co.	38,539	948,060
Walgreens Boots Alliance, Inc.	13,249	838,264
Walmart, Inc.	8,163	796,137
		2,877,988
Food Products 1.3%
Archer-Daniels-Midland Co.	7,207	310,838
General Mills, Inc.	15,126	782,770
Kraft Heinz Co.	19,123	624,366
McCormick & Co., Inc.	222	33,440
Mondelez International, Inc., Class A	13,055	651,706
Pilgrim's Pride Corp. (f)	26,735	595,923
Post Holdings, Inc. (f)	5,605	613,187
TreeHouse Foods, Inc. (f)	10,206	658,797
Tyson Foods, Inc., Class A	13,357	927,377
		5,198,404
Gas Utilities 0.2%
Atmos Energy Corp.	468	48,171
National Fuel Gas Co.	233	14,204
UGI Corp.	14,946	828,307
		890,682
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	9,118	728,893
Baxter International, Inc.	9,445	767,973
Becton, Dickinson and Co.	2,461	614,586
Boston Scientific Corp. (f)	15,418	591,743
Cooper Cos., Inc.	1,026	303,870
Danaher Corp.	5,616	741,424
DENTSPLY SIRONA, Inc.	6,683	331,410
Hill-Rom Holdings, Inc.	5,586	591,334
Hologic, Inc. (f)	11,506	556,890
Medtronic PLC	7,712	702,409
STERIS PLC (f)	5,569	712,999
Zimmer Biomet Holdings, Inc.	3,675	469,298
		7,112,829
Health Care Providers & Services 1.8%
Anthem, Inc.	2,716	779,438
Cardinal Health, Inc.	19,868	956,644
Centene Corp. (f)	453	24,054
Cigna Corp. (f)	3,759	604,523
CVS Health Corp.	14,956	806,577
DaVita, Inc. (f)	6,538	354,948
HCA Healthcare, Inc.	6,385	832,476
Henry Schein, Inc. (f)	4,384	263,522
Humana, Inc.	2,598	691,068
McKesson Corp.	7,084	829,253
Premier, Inc., Class A (f)	14,521	500,829
Universal Health Services, Inc., Class B	3,994	534,278
		7,177,610
Hotels, Restaurants & Leisure 1.6%
Aramark	19,613	579,564
Carnival Corp.	14,503	735,592
Darden Restaurants, Inc.	3,579	434,741
Extended Stay America, Inc.	27,573	494,936
Las Vegas Sands Corp.	11,796	719,084
McDonald's Corp.	3,397	645,090
MGM Resorts International	6,904	177,157
Norwegian Cruise Line Holdings, Ltd. (f)	16,497	906,675
Royal Caribbean Cruises, Ltd.	1,390	159,322
Yum China Holdings, Inc.	20,587	924,562
Yum! Brands, Inc.	6,290	627,805
		6,404,528
Household Durables 0.7%
Garmin, Ltd.	8,440	728,794
PulteGroup, Inc.	23,998	670,984
Toll Brothers, Inc.	16,040	580,648
Whirlpool Corp.	5,697	757,074
		2,737,500
Household Products 0.6%
Clorox Co.	8	1,284
Colgate-Palmolive Co.	9,342	640,301
Kimberly-Clark Corp.	6,836	846,980
Procter & Gamble Co.	7,125	741,356
		2,229,921
Independent Power & Renewable Electricity Producers 0.7%
AES Corp.	50,916	920,561
NRG Energy, Inc.	21,887	929,760
Vistra Energy Corp.	30,530	794,696
		2,645,017
Industrial Conglomerates 0.8%
3M Co.	2,970	617,107
Carlisle Cos., Inc.	6,056	742,587
General Electric Co.	62,141	620,788
Honeywell International, Inc.	4,631	735,958
Roper Technologies, Inc.	1,245	425,753
		3,142,193
Insurance 4.1%
Aflac, Inc.	16,383	819,150
Allstate Corp.	7,539	710,023
American Financial Group, Inc.	619	59,554
American International Group, Inc.	14,352	617,997
American National Insurance Co.	3,719	449,330
Arch Capital Group, Ltd. (f)	8,188	264,636
Arthur J. Gallagher & Co.	5,732	447,669
Assurant, Inc.	3,363	319,182
Assured Guaranty, Ltd.	14,649	650,855
Athene Holding, Ltd., Class A (f)	17,017	694,294
AXIS Capital Holdings, Ltd.	11,344	621,424
Chubb, Ltd.	5,318	744,945
CNA Financial Corp.	12,541	543,652
Fidelity National Financial, Inc.	11,975	437,686
First American Financial Corp.	13,540	697,310
Hanover Insurance Group, Inc.	4,338	495,270
Hartford Financial Services Group, Inc.	11,161	554,925
Lincoln National Corp.	10,487	615,587
Marsh & McLennan Cos., Inc.	6,776	636,266
MetLife, Inc.	18,037	767,835
Old Republic International Corp.	31,145	651,553
Principal Financial Group, Inc.	8,121	407,593
Prudential Financial, Inc.	8,503	781,256
Reinsurance Group of America, Inc.	5,607	796,082
Torchmark Corp.	8,299	680,103
Travelers Cos., Inc.	6,096	836,127
Unum Group	5,003	169,252
W.R. Berkley Corp.	5,611	475,364
Willis Towers Watson PLC	1,633	286,837
		16,231,757
Internet & Direct Marketing Retail 0.2%
eBay, Inc.	22,177	823,654
Qurate Retail, Inc. (f)	1,107	17,690
		841,344
IT Services 1.9%
Akamai Technologies, Inc. (f)	7,421	532,160
Booz Allen Hamilton Holding Corp.	8,714	506,632
Cognizant Technology Solutions Corp., Class A	9,807	710,517
Conduent, Inc. (f)	40,955	566,408
CoreLogic, Inc. (f)	9,683	360,789
DXC Technology Co.	9,513	611,781
Fidelity National Information Services, Inc.	7,772	879,013
International Business Machines Corp.	5,837	823,601
Leidos Holdings, Inc.	12,298	788,179
Sabre Corp.	24,437	522,707
Western Union Co.	38,799	716,617
Worldpay, Inc., Class A (f)	4,138	469,663
		7,488,067
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	13,503	1,085,371
Bruker Corp.	6,509	250,206
Charles River Laboratories International, Inc. (f)	3,990	579,548
IQVIA Holdings, Inc. (f)	9,077	1,305,726
QIAGEN N.V. (f)	1,184	48,165
Thermo Fisher Scientific, Inc.	2,789	763,405
		4,032,421
Machinery 1.4%
AGCO Corp.	9,673	672,757
Caterpillar, Inc.	5,330	722,162
Crane Co.	436	36,894
Cummins, Inc.	6,416	1,012,894
Dover Corp.	4,903	459,901
Ingersoll-Rand PLC	261	28,175
ITT, Inc.	107	6,206
Oshkosh Corp.	2,571	193,159
PACCAR, Inc.	17,763	1,210,371
Parker-Hannifin Corp.	897	153,943
Pentair PLC	5,298	235,814
Snap-On, Inc.	737	115,355
Stanley Black & Decker, Inc.	1,397	190,230
Terex Corp.	16,831	540,780
		5,578,641
Media 1.3%
Charter Communications, Inc., Class A (f)	2,356	817,320
Comcast Corp., Class A	20,524	820,549
Discovery, Inc. (f)
Class A	9,697	262,013
Class C	17,628	448,104
DISH Network Corp., Class A (f)	10,847	343,741
Fox Corp. (f)
Class A	4,680	171,803
Class B	4,705	168,815
Liberty Media Corp-Liberty SiriusXM (f)
Class A	6,160	235,189
Class C	7,823	299,152
News Corp.
Class A	47,759	594,122
Class B	27,134	338,904
Omnicom Group, Inc.	9,190	670,778
		5,170,490
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	21,226	273,603
Newmont Mining Corp.	3,219	115,144
Nucor Corp.	7,277	424,613
Steel Dynamics, Inc.	19,912	702,296
		1,515,656
Mortgage Real Estate Investment Trusts 0.1%
Starwood Property Trust, Inc.	15,674	350,314

Multi-Utilities 2.1%
Ameren Corp.	14,857	1,092,732
CenterPoint Energy, Inc.	33,236	1,020,345
CMS Energy Corp.	14,966	831,212
Consolidated Edison, Inc.	7,047	597,656
Dominion Energy, Inc.	8,060	617,880
DTE Energy Co.	9,851	1,228,814
MDU Resources Group, Inc.	8,869	229,086
Public Service Enterprise Group, Inc.	12,366	734,664
Sempra Energy	5,168	650,444
WEC Energy Group, Inc.	13,644	1,078,968
		8,081,801
Multiline Retail 0.5%
Dollar Tree, Inc. (f)	1,684	176,887
Kohl's Corp.	12,006	825,653
Target Corp.	10,540	845,940
		1,848,480
Oil, Gas & Consumable Fuels 3.3%
Anadarko Petroleum Corp.	14,158	643,906
Apache Corp.	14,728	510,472
Chesapeake Energy Corp. (d)(f)	1,986	6,157
Chevron Corp.	6,503	801,040
Concho Resources, Inc.	981	108,852
ConocoPhillips	12,204	814,495
Continental Resources, Inc. (f)	9,964	446,088
Devon Energy Corp.	29,500	931,020
EOG Resources, Inc.	8,225	782,855
EQT Corp.	8,611	178,592
Exxon Mobil Corp.	10,076	814,141
Hess Corp.	110	6,625
HollyFrontier Corp.	14,697	724,121
Kinder Morgan, Inc.	35,657	713,497
Marathon Oil Corp.	41,569	694,618
Marathon Petroleum Corp.	13,579	812,703
Occidental Petroleum Corp.	11,107	735,283
ONEOK, Inc.	520	36,317
PBF Energy, Inc., Class A	8,883	276,617
Phillips 66	8,316	791,434
Pioneer Natural Resources Co.	4,644	707,188
Targa Resources Corp.	3,933	163,416
Valero Energy Corp.	9,630	816,913
Williams Cos., Inc.	22,836	655,850
		13,172,200
Paper & Forest Products 0.1%
Domtar Corp.	11,875	589,594

Personal Products 0.2%
Herbalife Nutrition, Ltd. (f)	11,790	624,752

Pharmaceuticals 1.3%
Allergan PLC	5,482	802,620
Bristol-Myers Squibb Co.	12,086	576,623
Elanco Animal Health, Inc. (f)	2,992	95,953
Eli Lilly & Co.	4,981	646,335
Johnson & Johnson	5,120	715,725
Merck & Co., Inc.	8,773	729,650
Mylan N.V. (f)	36,220	1,026,475
Pfizer, Inc.	17,098	726,152
		5,319,533
Professional Services 0.4%
IHS Markit, Ltd. (f)	3,575	194,408
ManpowerGroup, Inc.	7,948	657,220
Nielsen Holdings PLC	29,756	704,325
		1,555,953
Real Estate Management & Development 0.1%
Jones Lang LaSalle, Inc.	2,199	339,042

Road & Rail 0.6%
CSX Corp.	9,726	727,699
Knight-Swift Transportation Holdings, Inc.	395	12,909
Norfolk Southern Corp.	4,445	830,726
Schneider National, Inc., Class B	5,693	119,838
Union Pacific Corp.	4,284	716,285
		2,407,457
Semiconductors & Semiconductor Equipment 1.6%
Analog Devices, Inc.	5,853	616,145
Broadcom, Inc.	2,987	898,221
Cypress Semiconductor Corp.	32,996	492,300
Intel Corp.	15,069	809,205
Micron Technology, Inc. (f)	20,598	851,316
NXP Semiconductors N.V.	7,526	665,223
Qorvo, Inc. (f)	11,436	820,304
QUALCOMM, Inc.	11,319	645,523
Skyworks Solutions, Inc.	6,023	496,777
Teradyne, Inc.	3,331	132,707
		6,427,721
Software 1.1%
LogMeIn, Inc.	6,753	540,915
Microsoft Corp.	7,125	840,323
Nuance Communications, Inc. (f)	39,733	672,680
Oracle Corp.	15,266	819,937
SolarWinds Corp. (f)	1,972	38,493
Symantec Corp.	43,775	1,006,387
Teradata Corp. (f)	11,554	504,332
		4,423,067
Specialty Retail 1.2%
Advance Auto Parts, Inc.	3,845	655,688
AutoZone, Inc. (f)	617	631,882
Best Buy Co., Inc.	13,218	939,271
Dick's Sporting Goods, Inc.	11,616	427,585
Foot Locker, Inc.	12,265	743,259
L Brands, Inc.	24,949	688,093
Williams-Sonoma, Inc. (d)	10,684	601,189
		4,686,967
Technology Hardware, Storage & Peripherals 0.9%
Dell Technologies, Inc., Class C (f)	13,765	807,868
Hewlett Packard Enterprise Co.	38,716	597,388
HP, Inc.	42,224	820,412
NCR Corp. (f)	16,078	438,769
Xerox Corp.	23,072	737,842
		3,402,279
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings, Ltd. (f)	8,188	374,601
Ralph Lauren Corp.	5,390	698,975
Skechers U.S.A., Inc., Class A (f)	17,360	583,470
Under Armour, Inc., Class A (f)	19,292	407,833
		2,064,879
Thrifts & Mortgage Finance 0.2%
New York Community Bancorp, Inc.	57,046	660,022

Tobacco 0.2%
Philip Morris International, Inc.	6,893	609,272

Trading Companies & Distributors 0.1%
WESCO International, Inc. (f)	10,639	563,973

Transportation Infrastructure 0.1%
Macquarie Infrastructure Corp.	9,232	380,543

Water Utilities 0.0% ‡
American Water Works Co., Inc.	1,649	171,925

Wireless Telecommunication Services 0.5%
Sprint Corp. (f)	62,615	353,775
T-Mobile U.S., Inc. (f)	9,927	685,955
Telephone & Data Systems, Inc.	18,975	583,102
United States Cellular Corp. (f)	10,645	488,712
		2,111,544
Total Common Stocks (Cost $202,838,782)		237,986,729

Exchange-Traded Funds 5.1%
iShares Intermediate Government / Credit Bond ETF	143,613	15,834,769
iShares Russell 1000 Value ETF	11,520	1,422,605
SPDR S&P 500 ETF Trust	3,620	1,022,578
SPDR S&P MidCap 400 ETF Trust	3,965	1,369,511
Vanguard Mid-Cap Value ETF (d)	4,179	450,830
Total Exchange-Traded Funds (Cost $19,563,741)		20,100,293

	Principal Amount
Short-Term Investments 0.8%
Repurchase Agreements 0.8%
Fixed Income Clearing Corp. 0.50%, dated 3/29/19 due 4/1/19 Proceeds at Maturity $872,389 (Collateralized by a United States Treasury Note with rate of 2.375% and maturity date of 3/15/22, with a Principal Amount of $890,000 and a Market Value of $895,807)	$872,353	872,353
RBC Capital Markets 2.5%, dated 3/29/19 due 4/1/19 Proceeds at Maturity $2,445,517 (Collateralized by a United States Treasury security with a rate of 1.625% and maturity of 2/15/26, with a Principal Amount of $2,605,200 and a Market Value of $2,494,441)	2,445,000	2,445,000
Total Repurchase Agreements (Cost $3,317,353)		3,317,353
Total Short-Term Investments (Cost $3,317,353)		3,317,353

Investment of Cash Collateral For Securities Loaned 0.2%
Unaffiliated Investment Company 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (g)	960,630	960,630
Total Investment of Cash Collateral For Securities Loaned (Cost $960,630)		960,630
Total Investments (Cost $358,984,578)	100.5%	395,928,661
Other Assets, Less Liabilities	(0.5)	(1,811,828)
Net Assets	100.0%	$394,116,833

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2019.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2019.
(d)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $1,417,377; the total market value of collateral held by the Portfolio was $1,449,819. The market value of the collateral held includes non-cash collateral in the form of U.S. Treasury securities with a value of $489,189.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(f)	Non-income producing security.
(g)	Current yield as of March 31, 2019.

The following abbreviations are used in the preceding pages:
CME	—Chicago Mercantile Exchange
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipt

As of March 31, 2019, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	15	June 2019	$3,185,009	$3,196,407	$11,398
5-Year United States Treasury Note	55	June 2019	6,318,343	6,370,547	52,204
10-Year United States Treasury Note	34	June 2019	4,168,654	4,223,438	54,784
10-Year United States Treasury Ultra Note	(7)	June 2019	(912,645)	(929,469)	(16,824)
United States Treasury Long Bond	(4)	June 2019	(583,118)	(598,625)	(15,507)
			$12,176,243	$12,262,298	$86,055

1. As of March 31, 2019, cash in the amount of $71,100 was on deposit with a broker or futures commission merchant for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2019.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$11,273,227	$—	$11,273,227
Corporate Bonds	—	50,003,761	—	50,003,761
Foreign Government Bonds	—	770,245	—	770,245
Mortgage-Backed Securities	—	6,546,622	—	6,546,622
U.S. Government & Federal Agencies	—	64,969,801	—	64,969,801
Total Long-Term Bonds	—	133,563,656	—	133,563,656
Common Stocks	237,986,729	—	—	237,986,729
Exchange-Traded Funds	20,100,293	—	—	20,100,293
Short-Term Investments
Repurchase Agreements	—	3,317,353	—	3,317,353
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	960,630	—	—	960,630
Total Investments in Securities	259,047,652	136,881,009	—	395,928,661
Other Financial Instruments
Futures Contracts (b)	118,386	—	—	118,386
Total Investments in Securities and Other Financial Instruments	$259,166,038	$136,881,009	$—	$396,047,047

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(32,331)	$—	$—	$(32,331)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Bond Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 99.3% †
Asset-Backed Securities 9.6%
Auto Floor Plan Asset-Backed Securities 0.1%
NextGear Floorplan Master Owner Trust Series 2017-2A, Class A2 2.56%, due 10/17/22 (a)	600,000	$597,315

Automobile 0.9%
Ally Auto Receivables Trust Series 2018-3, Class A3 3.00%, due 1/17/23	1,283,000	1,289,959
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45%, due 3/20/23 (a)	400,000	404,155
GM Financial Automobile Leasing Trust Series 2018-2, Class A3 3.06%, due 6/21/21	1,273,000	1,277,252
Mercedes Benz Auto Lease Trust Series 2019-A, Class A3 3.10%, due 11/15/21	900,000	905,886
OSCAR US Funding Trust Series 2018-2A, Class A3 3.39%, due 9/12/22 (a)	1,300,000	1,308,465
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A3 3.02%, due 11/21/22	825,000	831,677
		6,017,394
Home Equity 0.1%
Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (b)	118,140	119,441
Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46 (b)	998,967	475,494
		594,935
Other Asset-Backed Securities 8.5%
AIMCO CLO Series 2018-AA, Class A 3.469% (3 Month LIBOR + 1.02%), due 4/17/31 (a)(c)	2,100,000	2,067,673
Apidos CLO Series 2015-21A, Class A1R 3.374% (3 Month LIBOR + 0.93%), due 7/18/27 (a)(c)	2,200,000	2,188,795
Apidos CLO XXV Series 2016-25A, Class A1R 3.759% (3 Month LIBOR + 1.17%), due 10/20/31 (a)(c)	1,300,000	1,296,452
Bain Capital Credit CLO Series 2016-2A, Class A 3.856% (3 Month LIBOR + 1.42%), due 1/15/29 (a)(c)	3,475,000	3,475,271
Capital Automotive REIT Series 2017-1A, Class A1 3.87%, due 4/15/47 (a)	2,157,833	2,172,425
Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 3.707% (3 Month LIBOR + 1.23%), due 7/23/30 (a)(c)	2,600,000	2,594,257
Cedar Funding Ltd. Series 2017-8A, Class A1 3.699% (3 Month LIBOR + 1.25%), due 10/17/30 (a)(c)	250,000	249,538
DB Master Finance LLC Series 2019-1A, Class A2I 3.787%, due 5/20/49 (a)	2,625,000	2,632,089
Dewolf Park CLO, Ltd. Series 2017-1A, Class A 3.646% (3 Month LIBOR + 1.21%), due 10/15/30 (a)(c)	1,250,000	1,246,254
Dryden Senior Loan Fund (a)(c)
Series 2018-64A, Class A 3.75% (3 Month LIBOR + 0.97%), due 4/18/31	2,000,000	1,969,844
Series 2018-71A, Class A 3.843% (3 Month LIBOR + 1.15%), due 1/15/29	650,000	649,993
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A 2.69%, due 3/25/30 (a)	641,337	637,300
FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	491,250	499,321
Galaxy XXII CLO, Ltd. Series 2016-22A, Class A1R 3.436% (3 Month LIBOR + 1.00%), due 7/16/28 (a)(c)	1,500,000	1,497,804
Grippen Park CLO, Ltd. Series 2017-1A, Class A 4.021% (3 Month LIBOR + 1.26%), due 1/20/30 (a)(c)	600,000	599,736
Hilton Grand Vacations Trust (a)
Series 2013-A, Class A 2.28%, due 1/25/26	453,388	452,216
Series 2018-AA, Class A 3.54%, due 2/25/32	1,739,182	1,763,077
HPS Loan Management, Ltd. Series 2011-A17, Class A 3.994% (3 Month LIBOR + 1.26%), due 5/6/30 (a)(c)	3,000,000	2,997,357
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2, Class AF3 4.693%, due 10/25/30 (b)	662,756	476,382
Magnetite XVIII, Ltd. Series 2016-18A, Class AR 3.696% (3 Month LIBOR + 1.08%), due 11/15/28 (a)(c)	1,900,000	1,895,672
MVW Owner Trust Series 2014-1A, Class A 2.25%, due 9/22/31 (a)	299,424	295,991
Octagon Investment Partners, Ltd. 2015-1A, Class A1 3.286% (3 Month LIBOR + 0.85%), due 7/15/27 (a)(c)	1,506,000	1,495,021
Palmer Square Loan Funding, Ltd. Series 2018-4A, Class A1 3.464% (3 Month LIBOR + 0.90%), due 11/15/26 (a)(c)	1,172,908	1,168,193
Regatta VI Funding, Ltd. Series 2016-1A, Class AR 3.549% (3 Month LIBOR + 1.08%), due 7/20/28 (a)(c)	1,800,000	1,792,665
Sierra Receivables Funding Co. LLC (a)
Series 2019-1A, Class A 3.20%, due 1/20/36	800,000	804,823
Series 2018-2A, Class A 3.50%, due 6/20/35	886,797	897,594
Series 2018-3A, Class A 3.69%, due 9/20/35	470,983	477,898
SoFi Professional Loan Program LLC Series 2019-A, Class A1FX 3.18%, due 6/15/48 (a)	1,463,976	1,468,871
SoFi Professional Loan Program Trust Series 2018-D, Class A1FX 3.12%, due 2/25/48 (a)	677,773	679,619
Sound Point CLO XVI, Ltd. Series 2017-2A, Class A 3.769% (3 Month LIBOR + 1.28%), due 7/25/30 (a)(c)	1,500,000	1,494,000
Taco Bell Funding, LLC Series 2018-1A, Class A2I 4.318%, due 11/25/48 (a)	1,995,000	2,052,655
THL Credit Wind River CLO, Ltd. (a)(c)
Series 2017-4A, Class A 3.794% (3 Month LIBOR + 1.15%), due 11/20/30	2,243,000	2,231,379
Series 2012-1A, Class AR 3.886% (3 Month LIBOR + 1.45%), due 1/15/26	2,500,000	2,500,347
TIAA CLO III, Ltd. Series 2017-2A, Class A 3.586% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(c)	2,400,000	2,376,809
Treman Park CLO, Ltd. Series 2015-1A, Class ARR 3.534% (3 Month LIBOR + 1.07%), due 10/20/28 (a)(c)	1,900,000	1,901,898
Voya CLO, Ltd. Series 2019-1A, Class A 3.813% (3 Month LIBOR + 1.17%), due 4/15/29 (a)(c)	1,250,000	1,249,975
VSE VOI Mortgage LLC Series 2016-A, Class A 2.54%, due 7/20/33 (a)	1,766,990	1,747,255
		55,996,449
Total Asset-Backed Securities (Cost $63,933,429)		63,206,093

Corporate Bonds 30.2%
Auto Manufacturers 0.7%
Ford Motor Credit Co. LLC 5.875%, due 8/2/21	3,000,000	3,106,296
General Motors Co. 5.15%, due 4/1/38	1,500,000	1,370,794
		4,477,090
Banks 6.1%
Banco del Estado de Chile 2.668%, due 1/8/21 (a)	3,150,000	3,110,657
Bank of America Corp.
4.33%, due 3/15/50 (d)	3,000,000	3,086,921
4.45%, due 3/3/26	1,570,000	1,636,187
BB&T Corp. 3.75%, due 12/6/23	2,300,000	2,386,582
Citigroup, Inc.
4.60%, due 3/9/26	1,500,000	1,566,895
5.30%, due 5/6/44	1,501,000	1,653,853
Credit Agricole S.A. 3.75%, due 4/24/23 (a)	1,500,000	1,516,474
Credit Suisse Group A.G. 3.869%, due 1/12/29 (a)(d)	500,000	490,085
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	1,990,000	2,027,213
Fifth Third Bancorp 4.30%, due 1/16/24	3,875,000	4,058,572
Goldman Sachs Group, Inc.
2.905%, due 7/24/23 (d)	500,000	494,418
5.15%, due 5/22/45	975,000	1,031,132
HSBC Bank PLC 4.75%, due 1/19/21 (a)	1,500,000	1,546,022
JPMorgan Chase & Co. 5.40%, due 1/6/42	1,925,000	2,281,401
Lloyds Bank PLC 6.50%, due 9/14/20 (a)	8,150,000	8,499,761
Lloyds Banking Group PLC 4.344%, due 1/9/48	1,250,000	1,121,302
Morgan Stanley
4.10%, due 5/22/23	2,032,000	2,092,352
4.35%, due 9/8/26	1,556,000	1,596,366
		40,196,193
Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, due 1/23/29	3,750,000	3,995,242

Biotechnology 0.3%
Amgen, Inc. 4.563%, due 6/15/48	1,750,000	1,752,480

Building Materials 1.0%
Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	3,775,000	3,854,977
Masco Corp. 4.50%, due 5/15/47	3,000,000	2,730,355
		6,585,332
Chemicals 0.9%
NewMarket Corp. 4.10%, due 12/15/22	5,536,000	5,694,613

Diversified Financial Services 0.2%
GE Capital International Funding Co. 4.418%, due 11/15/35	1,750,000	1,617,851

Electric 4.3%
Appalachian Power Co. 6.375%, due 4/1/36	1,750,000	2,114,585
Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,463,260
Electricite de France S.A. (a)
2.35%, due 10/13/20	2,000,000	1,988,387
5.00%, due 9/21/48 (e)	3,420,000	3,521,015
Entergy Corp. 4.00%, due 7/15/22	3,700,000	3,801,380
Evergy, Inc. 4.85%, due 6/1/21	385,000	396,677
Exelon Corp. 3.497%, due 6/1/22	2,750,000	2,778,000
FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	3,455,000	3,601,264
Kansas City Power & Light Co.
4.20%, due 6/15/47	2,500,000	2,602,261
7.15%, due 4/1/19	900,000	900,000
NextEra Energy Capital Holdings, Inc. 3.25%, due 4/1/26	1,800,000	1,799,631
Ohio Edison Co. 6.875%, due 7/15/36	2,500,000	3,244,748
		28,211,208
Food 1.0%
Conagra Brands, Inc. 4.85%, due 11/1/28 (e)	2,300,000	2,415,609
Ingredion, Inc. 4.625%, due 11/1/20	1,475,000	1,509,304
Kroger Co. 7.70%, due 6/1/29	1,000,000	1,226,452
Tyson Foods, Inc. 4.00%, due 3/1/26	1,550,000	1,585,222
		6,736,587
Forest Products & Paper 0.3%
Fibria Overseas Finance, Ltd. 4.00%, due 1/14/25	1,850,000	1,825,950

Gas 0.2%
NiSource, Inc. 5.65%, due 2/1/45	1,125,000	1,307,197

Health Care - Products 0.4%
Becton Dickinson & Co. 2.894%, due 6/6/22	2,500,000	2,488,331

Insurance 0.4%
Farmers Exchange Capital III 5.454%, due 10/15/54 (a)(d)	3,000,000	2,946,600

Iron & Steel 0.8%
Carpenter Technology Corp. 4.45%, due 3/1/23	1,825,000	1,859,319
Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	3,550,000	3,682,317
		5,541,636
Machinery - Diversified 0.2%
CNH Industrial N.V. 3.85%, due 11/15/27	1,675,000	1,604,557

Media 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, due 7/23/22	1,750,000	1,810,570
Comcast Corp. 4.60%, due 10/15/38	3,000,000	3,211,431
Fox Corp. (a)
4.709%, due 1/25/29	1,200,000	1,286,632
5.576%, due 1/25/49	1,250,000	1,406,854
		7,715,487
Multi-National 0.4%
International Bank for Reconstruction & Development 2.00%, due 10/30/20	3,000,000	2,978,107

Oil & Gas 2.4%
Anadarko Petroleum Corp. 4.85%, due 3/15/21	2,369,000	2,455,765
Cenovus Energy, Inc. 4.25%, due 4/15/27	2,000,000	1,966,102
Helmerich & Payne, Inc. 4.65%, due 3/15/25	2,900,000	3,026,864
Nabors Industries, Inc. 5.00%, due 9/15/20	4,250,000	4,271,250
Petroleos Mexicanos
3.50%, due 1/30/23	1,575,000	1,504,282
4.875%, due 1/24/22	1,450,000	1,462,340
5.35%, due 2/12/28	1,100,000	1,020,800
		15,707,403
Oil & Gas Services 0.7%
Schlumberger Holdings Corp. 3.75%, due 5/1/24 (a)	4,725,000	4,828,281

Packaging & Containers 0.3%
WRKCo., Inc. 3.75%, due 3/15/25	1,825,000	1,841,326

Pharmaceuticals 0.4%
Bayer U.S. Finance II LLC 3.875%, due 12/15/23 (a)	2,475,000	2,493,738

Pipelines 2.5%
Energy Transfer Operating, L.P. 6.05%, due 6/1/41	1,300,000	1,391,204
Energy Transfer Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	4,800,000	5,130,777
Enterprise Products Operating LLC 5.10%, due 2/15/45	2,600,000	2,847,444
Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	400,000	464,306
Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	4,500,000	4,650,323
Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	2,350,000	2,315,623
		16,799,677
Real Estate Investment Trusts 2.0%
Highwoods Realty, L.P. 3.625%, due 1/15/23	5,000,000	5,016,657
Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	1,700,000	1,798,206
Regency Centers, L.P. 4.80%, due 4/15/21	1,050,000	1,088,463
VEREIT Operating Partnership, L.P. 4.875%, due 6/1/26	4,872,000	5,072,730
		12,976,056
Retail 0.5%
CVS Health Corp. 5.05%, due 3/25/48	3,420,000	3,445,324

Software 0.4%
Fidelity National Information Services, Inc. 2.25%, due 8/15/21	1,150,000	1,129,697
Fiserv, Inc. 4.75%, due 6/15/21	1,355,000	1,405,955
		2,535,652
Telecommunications 1.4%
AT&T, Inc.
4.50%, due 5/15/35	1,500,000	1,477,820
4.85%, due 3/1/39	2,000,000	2,012,178
Orange S.A. 5.375%, due 1/13/42	895,000	1,013,726
Telefonica Emisiones SAU 5.213%, due 3/8/47	1,500,000	1,520,795
Verizon Communications, Inc. 4.50%, due 8/10/33	3,150,000	3,329,530
		9,354,049
Transportation 0.6%
CSX Corp. 4.50%, due 3/15/49	1,320,000	1,375,189
Norfolk Southern Corp. 5.64%, due 5/17/29	1,400,000	1,610,616
Union Pacific Corp. 4.30%, due 3/1/49	750,000	775,190
		3,760,995
Total Corporate Bonds (Cost $194,023,590)		199,416,962

Foreign Government Bonds 0.3%
Mexico 0.3%
United Mexican States 3.75%, due 1/11/28	1,850,000	1,827,245

Poland 0.0% ‡
Republic of Poland Government International Bond 5.00%, due 3/23/22	350,000	371,059

Total Foreign Government Bonds (Cost $2,191,209)		2,198,304

Mortgage-Backed Securities 5.7%
Agency (Collateralized Mortgage Obligations) 0.7%
FHLMC Multifamily Structured Pass-Through Certificates
Series K031, Class A2 3.30%, due 4/25/23 (f)	2,300,000	2,361,570
Series K039, Class A2 3.303%, due 7/25/24	2,400,000	2,473,200
		4,834,770
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.5%
Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	1,100,000	1,144,429
COMM Mortgage Trust
Series 2016-COR1, Class A4 3.091%, due 10/10/49	3,000,000	2,971,868
Series 2015-LC19, Class A4 3.183%, due 2/10/48	1,400,000	1,413,203
Series 2014-CR17, Class A5 3.977%, due 5/10/47	1,900,000	1,989,299
CSAIL Commercial Mortgage Trust 2018-CX11, Class A4 3.766%, due 4/15/51	2,000,000	2,065,356
GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	1,700,000	1,717,849
GS Mortgage Securities Trust
Series 2014-GC22, Class A5 3.862%, due 6/10/47	2,600,000	2,706,131
Series 2015-GC32, Class AS 4.018%, due 7/10/48 (f)	3,000,000	3,131,856
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A2 3.019%, due 8/15/46	479,719	479,219
Series 2014-C19, Class A4 3.997%, due 4/15/47	3,000,000	3,144,253
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Class A4 4.259%, due 10/15/46 (f)	2,600,000	2,750,238
Series 2015-C21, Class AS 3.652%, due 3/15/48	1,000,000	1,020,744
Series 2013-C13, Class A4 4.039%, due 11/15/46	2,900,000	3,048,817
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class A2 2.399%, due 11/15/49	1,900,000	1,881,386
		29,464,648
Whole Loan (Collateralized Mortgage Obligations) 0.5%
JPMorgan Mortgage Trust (a)(f)
Series 2014-2, Class 1A1 3.00%, due 6/25/29	1,817,357	1,818,956
Series 2015-6, Class A5 3.50%, due 10/25/45	1,243,021	1,247,482
		3,066,438
Total Mortgage-Backed Securities (Cost $37,397,733)		37,365,856

Municipal Bonds 0.7%
Texas 0.7%
San Antonio Water System, Revenue Bonds 5.502%, due 5/15/29	2,000,000	2,323,060
Texas Transportation Commission State Highway Fund, Revenue Bonds 5.178%, due 4/1/30	2,150,000	2,527,583

Total Municipal Bonds (Cost $4,693,732)		4,850,643

U.S. Government & Federal Agencies 52.8%
Federal Home Loan Bank 3.7%
2.30%, due 1/26/21	2,500,000	2,495,435
2.50%, due 2/13/24	2,000,000	2,018,726
2.50%, due 12/10/27	3,000,000	2,952,464
2.51%, due 12/29/22	2,100,000	2,095,688
3.00%, due 3/10/28	1,900,000	1,948,197
3.125%, due 9/12/25	3,100,000	3,205,724
3.25%, due 1/30/24	2,500,000	2,501,018
3.25%, due 6/9/28	4,000,000	4,182,255
3.375%, due 12/8/23	3,000,000	3,136,450
		24,535,957
Federal Home Loan Mortgage Corporation 1.8%
1.25%, due 8/15/19	2,000,000	1,990,549
2.70%, due 4/5/22	2,000,000	1,999,290
2.753%, due 1/30/23	2,100,000	2,100,337
3.00%, due 5/13/22	1,800,000	1,801,207
3.08%, due 2/20/24	1,900,000	1,900,548
6.25%, due 7/15/32	1,600,000	2,206,927
		11,998,858
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.9%
2.50%, due 6/1/28	1,596,085	1,595,759
2.50%, due 1/1/31	1,051,797	1,045,890
2.50%, due 2/1/32	508,579	505,722
2.70%, due 9/27/21	2,000,000	2,001,316
3.00%, due 6/1/27	287,920	291,709
3.00%, due 9/1/30	2,148,068	2,170,441
3.00%, due 9/1/32	332,304	335,579
3.00%, due 9/1/33	1,032,066	1,044,037
3.00%, due 12/1/37	544,434	546,417
3.00%, due 8/1/43	3,221,123	3,222,891
3.00%, due 6/1/45	1,045,094	1,043,240
3.00%, due 11/1/46	306,526	305,460
3.00%, due 1/1/48	5,070,850	5,050,020
3.50%, due 12/1/20	166,761	170,762
3.50%, due 9/1/25	29,243	29,944
3.50%, due 11/1/25	16,754	17,156
3.50%, due 3/1/26	111,901	114,587
3.50%, due 1/1/29	136,553	139,996
3.50%, due 3/1/29	16,174	16,590
3.50%, due 2/1/44	1,896,512	1,938,304
3.50%, due 1/1/45	1,297,052	1,327,151
3.50%, due 9/1/45	3,326,731	3,386,703
3.50%, due 3/1/46	761,317	774,963
3.50%, due 4/1/46	787,606	801,598
3.50%, due 9/1/46	249,674	253,892
3.50%, due 12/1/46	395,459	402,090
3.50%, due 6/1/47	1,801,955	1,831,753
3.50%, due 8/1/47	549,558	558,561
3.50%, due 9/1/47	727,204	739,080
3.50%, due 12/1/47	556,567	565,846
3.50%, due 1/1/48	459,600	467,035
3.50%, due 3/1/48	579,554	588,927
4.00%, due 7/1/23	121,861	126,986
4.00%, due 8/1/25	61,358	63,323
4.00%, due 1/1/31	193,087	200,865
4.00%, due 11/1/41	112,325	116,593
4.00%, due 1/1/42	127,005	131,828
4.00%, due 4/1/42	2,705,434	2,808,189
4.00%, due 5/1/44	2,142,866	2,220,907
4.00%, due 7/1/45	253,448	261,817
4.00%, due 8/1/45	138,653	143,232
4.00%, due 10/1/45	117,332	121,207
4.00%, due 11/1/45	396,895	409,980
4.00%, due 9/1/46	277,361	286,392
4.00%, due 3/1/47	189,887	196,039
4.00%, due 4/1/47	257,761	266,112
4.00%, due 5/1/47	249,153	257,225
4.00%, due 6/1/47	1,198,761	1,237,598
4.00%, due 7/1/47	259,947	268,528
4.00%, due 5/1/48	378,719	391,046
4.00%, due 10/1/48	877,299	905,120
4.00%, due 12/1/48	600,000	618,811
4.50%, due 4/1/22	14,560	14,814
4.50%, due 4/1/23	6,735	6,938
4.50%, due 4/1/31	170,714	179,591
4.50%, due 11/1/39	923,636	977,918
4.50%, due 8/1/40	131,755	139,523
4.50%, due 9/1/40	731,362	773,190
4.50%, due 11/1/40	343,864	360,984
4.50%, due 7/1/41	196,609	208,201
4.50%, due 2/1/47	284,088	297,824
4.50%, due 10/1/47	324,078	341,007
4.50%, due 4/1/48	276,291	289,541
4.50%, due 5/1/48	188,774	197,793
4.50%, due 8/1/48	392,881	411,526
4.50%, due 9/1/48	594,531	621,160
5.00%, due 3/1/25	83,413	86,635
5.00%, due 8/1/35	49,795	53,668
5.00%, due 4/1/37	560,208	603,616
5.00%, due 8/1/37	139,933	150,813
5.00%, due 3/1/40	289,819	312,584
5.50%, due 9/1/21	21,901	22,165
5.50%, due 9/1/22	32,273	32,742
5.50%, due 9/1/37	313,066	343,704
5.50%, due 8/1/38	137,245	149,979
5.50%, due 12/1/38	137,635	148,473
6.00%, due 7/1/21	73,337	74,369
6.00%, due 8/1/36	58,422	63,850
6.00%, due 9/1/37	142,040	156,518
6.00%, due 5/1/40	348,511	383,121
6.50%, due 11/1/35	21,115	23,379
6.50%, due 8/1/37	26,983	31,277
		51,772,120
Federal National Mortgage Association 2.0%
1.25%, due 7/26/19	2,500,000	2,490,429
1.875%, due 9/24/26	4,700,000	4,495,557
2.50%, due 2/5/24	2,000,000	2,018,779
6.25%, due 5/15/29	3,000,000	3,944,826
		12,949,591
Federal National Mortgage Association (Mortgage Pass-Through Securities) 14.0%
2.50%, due 2/1/28	1,238,280	1,237,599
2.50%, due 5/1/28	886,041	885,552
2.50%, due 6/1/30	1,472,918	1,465,758
2.50%, due 1/1/31	186,878	185,969
2.50%, due 3/1/32	341,535	339,456
2.50%, due 11/1/32	277,688	275,998
2.50%, due 1/1/33	296,586	294,780
2.50%, due 5/1/43	569,284	555,540
2.875%, due 9/12/23	2,100,000	2,149,146
3.00%, due 12/1/24	228,441	232,641
3.00%, due 9/1/29	1,000,860	1,010,550
3.00%, due 8/1/30	1,089,997	1,100,555
3.00%, due 1/1/31	217,642	219,747
3.00%, due 3/1/32	535,496	540,680
3.00%, due 6/1/32	912,023	920,849
3.00%, due 3/1/35	397,751	402,441
3.00%, due 4/1/35	616,467	623,735
3.00%, due 9/1/42	2,031,392	2,032,752
3.00%, due 9/1/43	1,439,375	1,440,339
3.00%, due 12/1/43	1,441,120	1,439,657
3.00%, due 3/1/46	355,572	354,764
3.00%, due 9/1/46	930,690	927,855
3.00%, due 1/1/47	49,072	48,922
3.00%, due 8/1/47	1,921,386	1,917,913
3.00%, due 10/1/47	2,175,944	2,172,516
3.00%, due 6/1/48	3,525,174	3,510,146
3.50%, due 10/1/20	156,783	160,384
3.50%, due 9/1/21	19,705	20,157
3.50%, due 11/1/23	260,845	266,836
3.50%, due 12/1/25	700,000	716,077
3.50%, due 11/1/28	355,728	365,062
3.50%, due 4/1/29	108,119	110,757
3.50%, due 8/1/29	343,059	351,136
3.50%, due 6/1/31	268,692	275,219
3.50%, due 2/1/32	384,598	395,485
3.50%, due 4/1/32	527,972	542,919
3.50%, due 10/1/34	329,338	338,666
3.50%, due 11/1/40	229,520	234,403
3.50%, due 10/1/43	1,112,177	1,135,245
3.50%, due 11/1/43	713,610	728,788
3.50%, due 1/1/44	1,085,511	1,108,602
3.50%, due 5/1/45	1,503,918	1,538,829
3.50%, due 8/1/45	2,152,792	2,189,952
3.50%, due 9/1/45	489,848	498,303
3.50%, due 3/1/46	615,998	626,503
3.50%, due 9/1/46	1,272,777	1,300,887
3.50%, due 1/1/47	1,121,838	1,139,756
3.50%, due 11/1/47	3,177,487	3,226,647
3.50%, due 12/1/47	646,456	656,422
3.50%, due 1/1/48	1,123,194	1,140,506
3.50%, due 3/1/48	4,029,492	4,091,571
4.00%, due 4/1/20	511	526
4.00%, due 10/1/20	22	22
4.00%, due 3/1/22	38,352	39,506
4.00%, due 12/1/25	422,353	435,058
4.00%, due 4/1/31	312,678	324,985
4.00%, due 12/1/39	98,322	101,950
4.00%, due 7/1/40	516,758	535,845
4.00%, due 11/1/41	1,131,477	1,173,610
4.00%, due 3/1/42	601,518	623,912
4.00%, due 5/1/42	1,332,806	1,382,422
4.00%, due 11/1/42	599,786	626,303
4.00%, due 8/1/43	825,399	854,806
4.00%, due 11/1/44	2,064,200	2,135,052
4.00%, due 11/1/45	369,954	382,578
4.00%, due 12/1/45	376,367	389,208
4.00%, due 5/1/46	439,637	454,480
4.00%, due 6/1/46	607,630	628,358
4.00%, due 9/1/46	1,138,796	1,177,366
4.00%, due 4/1/47	560,432	579,205
4.00%, due 5/1/47	967,077	999,471
4.00%, due 6/1/47	167,449	173,058
4.00%, due 9/1/47	532,738	550,484
4.00%, due 10/1/47	337,655	348,949
4.00%, due 11/1/47	363,784	375,970
4.00%, due 1/1/48	639,201	659,717
4.00%, due 4/30/48 TBA (g)	12,400,000	12,754,666
4.00%, due 6/1/48	930,767	958,140
4.00%, due 7/1/48	480,765	494,905
4.00%, due 9/1/48	976,669	1,006,758
4.50%, due 5/1/24	193,042	198,480
4.50%, due 4/1/31	229,678	241,212
4.50%, due 11/1/35	178,791	188,832
4.50%, due 4/1/41	485,753	513,569
4.50%, due 5/1/41	711,463	752,199
4.50%, due 7/1/41	588,581	622,286
4.50%, due 9/1/41	240,168	253,921
4.50%, due 3/1/44	277,355	292,174
4.50%, due 8/1/44	1,335,425	1,406,933
4.50%, due 11/1/44	317,423	333,254
4.50%, due 3/1/46	199,544	209,125
4.50%, due 12/1/46	310,101	324,657
4.50%, due 2/1/47	200,767	210,112
4.50%, due 7/1/47	351,242	367,608
4.50%, due 2/1/48	275,730	288,433
4.50%, due 4/1/48	176,629	184,292
4.50%, due 8/1/48	193,404	202,244
4.50%, due 10/1/48	196,256	205,218
4.50%, due 11/1/48	399,961	418,214
4.50%, due 12/1/48	298,834	312,379
5.00%, due 9/1/23	143,788	151,891
5.00%, due 12/1/23	151,719	155,895
5.00%, due 9/1/25	999	1,055
5.00%, due 4/1/29	37,676	39,800
5.00%, due 4/1/31	214,092	226,396
5.00%, due 3/1/34	435,247	466,292
5.00%, due 4/1/34	265,017	288,672
5.00%, due 4/1/35	93,677	100,769
5.00%, due 2/1/36	159,798	172,763
5.00%, due 5/1/37	249	267
5.00%, due 6/1/37	185,372	199,254
5.00%, due 5/1/38	246,734	265,486
5.00%, due 1/1/39	103,521	111,221
5.00%, due 3/1/44	137,812	148,270
5.00%, due 9/1/48	399,960	428,615
5.50%, due 1/1/21	886	894
5.50%, due 12/1/21	3,127	3,188
5.50%, due 1/1/22	14,921	15,126
5.50%, due 2/1/22	945	961
5.50%, due 2/1/26	426,633	457,981
5.50%, due 4/1/34	103,569	113,154
5.50%, due 8/1/37	86,713	95,412
5.50%, due 3/1/38	186,652	202,291
5.50%, due 6/1/38	195,394	214,828
5.50%, due 1/1/39	447,942	492,780
5.50%, due 11/1/39	82,299	88,576
5.50%, due 6/1/40	61,994	68,062
6.00%, due 3/1/36	24,927	27,477
6.00%, due 10/1/38	302,273	331,705
6.00%, due 12/1/38	291,893	322,016
6.00%, due 4/1/40	142,497	157,171
6.50%, due 10/1/36	34,069	38,274
6.50%, due 8/1/37	8,490	9,377
7.00%, due 9/1/37	51,959	60,095
7.00%, due 10/1/37	652	751
7.00%, due 11/1/37	6,853	7,758
7.50%, due 7/1/28	15,678	16,938
		92,618,885
Government National Mortgage Association (Mortgage Pass-Through Securities) 8.1%
2.50%, due 10/20/46	320,012	313,346
2.50%, due 1/20/47	248,813	243,629
3.00%, due 7/15/43	190,836	192,552
3.00%, due 7/20/43	231,936	233,360
3.00%, due 8/15/43	546,482	551,379
3.00%, due 8/20/43	49,044	49,345
3.00%, due 12/20/43	98,077	98,679
3.00%, due 7/20/45	3,323,436	3,343,842
3.00%, due 2/20/46	378,274	380,597
3.00%, due 8/20/46	4,018,894	4,043,577
3.00%, due 9/20/46	1,347,730	1,356,838
3.00%, due 12/20/46	1,825,630	1,836,839
3.00%, due 12/20/47	276,382	277,649
3.50%, due 6/20/42	1,158,215	1,188,291
3.50%, due 8/20/43	1,584,418	1,624,091
3.50%, due 11/20/43	1,533,289	1,571,629
3.50%, due 2/15/45	115,100	117,638
3.50%, due 4/20/45	1,187,856	1,215,704
3.50%, due 5/15/45	365,745	373,812
3.50%, due 12/20/45	1,874,540	1,918,556
3.50%, due 2/20/46	896,976	918,034
3.50%, due 10/20/46	1,291,101	1,321,400
3.50%, due 11/20/46	1,505,476	1,540,816
3.50%, due 1/20/47	1,296,234	1,326,538
3.50%, due 5/20/47	2,012,446	2,058,634
3.50%, due 6/20/47	689,364	705,065
3.50%, due 7/20/47	1,058,466	1,082,456
3.50%, due 8/20/47	630,190	644,393
3.50%, due 9/20/47	1,007,873	1,030,477
3.50%, due 1/20/49	500,000	511,070
4.00%, due 1/20/42	1,093,482	1,138,548
4.00%, due 2/20/42	424,515	442,036
4.00%, due 8/20/43	1,379,694	1,430,648
4.00%, due 10/20/43	423,013	439,932
4.00%, due 3/15/44	58,854	60,814
4.00%, due 6/20/44	404,766	420,944
4.00%, due 7/15/44	415,581	429,426
4.00%, due 8/20/44	359,232	372,151
4.00%, due 9/20/44	367,477	382,171
4.00%, due 12/20/44	248,188	258,096
4.00%, due 1/20/45	194,219	201,983
4.00%, due 4/20/45	254,664	264,844
4.00%, due 7/15/45	260,332	269,520
4.00%, due 9/20/45	129,918	134,723
4.00%, due 2/20/46	241,682	250,426
4.00%, due 12/20/46	371,624	384,387
4.00%, due 1/20/47	326,122	336,848
4.00%, due 2/20/47	328,877	339,695
4.00%, due 3/20/47	759,970	786,473
4.00%, due 4/20/47	220,320	227,772
4.00%, due 5/20/47	454,492	469,441
4.00%, due 7/20/47	413,706	427,446
4.00%, due 12/20/47	444,667	459,293
4.00%, due 6/20/48	590,159	609,570
4.00%, due 8/20/48	683,348	705,824
4.00%, due 3/20/49	300,000	309,867
4.50%, due 6/15/39	1,039,521	1,093,767
4.50%, due 6/15/40	282,271	296,935
4.50%, due 6/20/40	463,164	487,749
4.50%, due 3/20/41	186,320	196,213
4.50%, due 4/20/41	138,989	146,365
4.50%, due 9/20/41	279,795	294,590
4.50%, due 12/20/41	53,429	56,258
4.50%, due 4/20/42	97,290	102,426
4.50%, due 8/20/43	269,113	282,909
4.50%, due 3/20/44	437,763	460,657
4.50%, due 12/20/44	144,705	152,272
4.50%, due 4/20/45	115,471	121,504
4.50%, due 5/20/47	262,304	273,748
4.50%, due 3/20/48	525,295	545,754
4.50%, due 4/20/48	554,318	575,907
4.50%, due 6/20/48	577,805	600,361
4.50%, due 8/20/48	500,001	519,474
5.00%, due 9/15/39	214,829	230,597
5.00%, due 6/15/40	255,054	267,873
5.00%, due 7/15/40	269,411	289,269
5.00%, due 9/20/40	660,656	706,773
5.00%, due 10/20/41	80,697	86,455
5.00%, due 8/20/43	66,092	70,701
5.00%, due 8/20/48	600,000	629,210
5.50%, due 1/20/35	4,660	5,107
5.50%, due 7/15/35	64,300	69,638
5.50%, due 5/15/36	40,468	44,300
5.50%, due 6/15/38	15,617	17,111
5.50%, due 3/20/39	303,538	325,526
5.50%, due 7/15/39	68,775	75,320
5.50%, due 12/15/39	22,919	25,213
5.50%, due 2/15/40	135,694	148,246
6.00%, due 9/15/38	124,247	134,377
6.00%, due 10/15/38	43,173	47,714
6.50%, due 3/15/36	101,347	111,904
6.50%, due 6/15/36	54,971	60,347
6.50%, due 9/15/36	31,254	34,808
6.50%, due 7/15/37	86,310	97,309
7.00%, due 7/15/31	34,014	35,628
		53,343,429
United States Treasury Bonds 4.0%
3.375%, due 11/15/48	20,150,000	22,425,533
4.25%, due 5/15/39	2,925,000	3,656,936
		26,082,469
United States Treasury Notes 11.3%
1.375%, due 9/30/19	3,000,000	2,983,711
2.125%, due 3/31/24	825,000	820,424
2.25%, due 11/15/25	13,775,000	13,712,582
2.50%, due 1/31/21	3,500,000	3,512,031
2.50%, due 2/15/22	30,950,000	31,177,289
2.50%, due 1/31/24	6,715,000	6,793,167
2.50%, due 2/28/26	4,350,000	4,399,447
2.625%, due 2/15/29	10,925,000	11,125,576
2.875%, due 10/31/20	185,000	186,496
		74,710,723
Total U.S. Government & Federal Agencies (Cost $345,758,145)		348,012,032

Total Long-Term Bonds (Cost $647,997,838)		655,049,890

Short-Term Investments 3.7%
Other Commercial Paper 2.9%
American Transmission Systems, Inc. (a)	19,000,000	19,000,000

Total Other Commercial Paper (Cost $19,000,000)		19,000,000

Repurchase Agreement 0.8%
RBC Capital Markets 2.53%, dated 3/29/19 due 4/1/19 Proceeds at Maturity $4,989,055 (Collateralized by United States Treasury Note with a rate of 1.625% and a maturity date of 2/15/26, with a Principal Amount of $5,314,800 and a Market Value of $5,088,843)	4,988,000	4,988,000

Total Repurchase Agreement (Cost $4,988,000)		4,988,000

Total Short-Term Investments (Cost $23,988,000)		23,988,000

	Shares
Investment of Cash Collateral For Securities Loaned 0.9%
Unaffiliated Investment Company 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (h)	6,047,565	6,047,565
Total Investment of Cash Collateral For Securities Loaned (Cost $6,047,565)		6,047,565
Total Investments (Cost $678,033,403)	103.9%	685,085,455
Other Assets, Less Liabilities	(3.9)	(25,845,817)
Net Assets	100.0%	$659,239,638

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of March 31, 2019.
(c)	Floating rate - Rate shown was the rate in effect as of March 31, 2019.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2019.
(e)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $5,928,444 and the Portfolio received cash collateral with a value of $6,047,565.
(f)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(g)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2019, the total net market value of these securities was $12,754,666, which represented 1.9% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(h)	Current yield as of March 31, 2019.

As of March 31, 2019, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	150	June 2019	$31,854,352	$31,964,062	$109,710
5-Year United States Treasury Note	122	June 2019	14,021,595	14,131,031	109,436
10-Year United States Treasury Note	46	June 2019	5,637,956	5,714,062	76,106
10-Year United States Treasury Ultra Note	(64)	June 2019	(8,332,084)	(8,498,000)	(165,916)
United States Treasury Ultra Bond	95	June 2019	15,417,754	15,960,000	542,246
			$58,599,573	$59,271,155	$671,582

1.	As of March 31, 2019, cash in the amount of $496,090 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2019.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
REIT	—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$63,206,093	$—	$63,206,093
Corporate Bonds	—	199,416,962	—	199,416,962
Foreign Government Bonds	—	2,198,304	—	2,198,304
Mortgage-Backed Securities	—	37,365,856	—	37,365,856
Municipal Bonds	—	4,850,643	—	4,850,643
U.S. Government & Federal Agencies	—	348,012,032	—	348,012,032
Total Long-Term Bonds	—	655,049,890	—	655,049,890
Short-Term Investments
Other Commercial Paper	—	19,000,000	—	19,000,000
Repurchase Agreement	—	4,988,000	—	4,988,000
Total Short-Term Investments	—	23,988,000	—	23,988,000
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	6,047,565	—	—	6,047,565
Total Investments in Securities	6,047,565	679,037,890	—	685,085,455
Other Financial Instruments
Futures Contracts (b)	837,498	—	—	837,498
Total Investments in Securities and Other Financial Instruments	$6,885,063	$679,037,890	$—	$685,922,953

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(165,916)	$—	$—	$(165,916)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP MacKay Common Stock Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 98.5% †
Aerospace & Defense 1.8%
Boeing Co.	23,633	$9,014,099
Huntington Ingalls Industries, Inc.	3,763	779,693
Northrop Grumman Corp.	2,671	720,102
Raytheon Co.	9,441	1,719,017
Textron, Inc.	17,097	866,134
United Technologies Corp.	7,672	988,844
		14,087,889
Air Freight & Logistics 0.2%
United Parcel Service, Inc., Class B	12,277	1,371,832

Airlines 0.4%
Alaska Air Group, Inc.	10,532	591,056
Southwest Airlines Co.	17,452	905,933
United Continental Holdings, Inc. (a)	14,414	1,149,949
		2,646,938
Banks 4.7%
Bank of America Corp.	364,651	10,060,721
Citigroup, Inc.	119,228	7,418,366
Comerica, Inc.	20,061	1,470,873
Fifth Third Bancorp	22,396	564,827
JPMorgan Chase & Co.	111,511	11,288,259
Wells Fargo & Co.	104,379	5,043,593
		35,846,639
Beverages 1.4%
Coca-Cola Co.	82,711	3,875,837
Molson Coors Brewing Co., Class B	19,244	1,147,905
PepsiCo., Inc.	48,265	5,914,876
		10,938,618
Biotechnology 2.9%
AbbVie, Inc.	73,543	5,926,831
Amgen, Inc.	28,035	5,326,089
Biogen, Inc. (a)	9,419	2,226,463
Celgene Corp. (a)	37,783	3,564,448
Gilead Sciences, Inc.	64,208	4,174,162
Regeneron Pharmaceuticals, Inc. (a)	424	174,103
United Therapeutics Corp. (a)	5,861	687,906
		22,080,002
Building Products 0.1%
Masco Corp.	18,704	735,254

Capital Markets 1.3%
Ameriprise Financial, Inc.	22,308	2,857,655
Bank of New York Mellon Corp.	19,383	977,485
BlackRock, Inc.	300	128,211
Cboe Global Markets, Inc.	5,760	549,734
Charles Schwab Corp.	37,938	1,622,229
E*TRADE Financial Corp.	29,916	1,389,000
Intercontinental Exchange, Inc.	4,178	318,113
Nasdaq, Inc.	2,025	177,167
Northern Trust Corp.	1,268	114,640
Raymond James Financial, Inc.	22,707	1,825,870
S&P Global, Inc.	613	129,067
State Street Corp.	2,725	179,332
Stifel Financial Corp.	22	1,161
		10,269,664
Chemicals 1.6%
Air Products & Chemicals, Inc.	2,803	535,261
CF Industries Holdings, Inc.	68,833	2,813,893
Chemours Co.	20,895	776,458
DowDuPont, Inc.	24,973	1,331,311
Linde PLC	2,368	416,602
LyondellBasell Industries N.V., Class A	32,569	2,738,402
Mosaic Co.	98,504	2,690,144
Olin Corp.	27,778	642,783
Sherwin-Williams Co.	627	270,055
		12,214,909
Commercial Services & Supplies 0.9%
Brink's Co.	8,748	659,687
Republic Services, Inc.	37,756	3,034,827
Waste Management, Inc.	32,105	3,336,031
		7,030,545
Communications Equipment 1.1%
Arista Networks, Inc. (a)	1,661	522,318
Ciena Corp. (a)	797	29,760
Cisco Systems, Inc.	113,381	6,121,440
F5 Networks, Inc. (a)	5,448	854,955
Juniper Networks, Inc.	39,416	1,043,341
		8,571,814
Consumer Finance 0.6%
American Express Co.	11,641	1,272,361
Discover Financial Services	15,605	1,110,452
Synchrony Financial	74,522	2,377,252
		4,760,065
Containers & Packaging 0.8%
Ball Corp.	55,206	3,194,219
International Paper Co.	35,894	1,660,815
Packaging Corp. of America	12,781	1,270,176
		6,125,210
Diversified Consumer Services 0.1%
H&R Block, Inc.	41,157	985,299

Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B (a)	56,742	11,398,900

Diversified Telecommunication Services 1.8%
AT&T, Inc.	165,028	5,175,278
Verizon Communications, Inc.	151,878	8,980,546
		14,155,824
Electric Utilities 1.4%
American Electric Power Co., Inc.	19,485	1,631,869
Duke Energy Corp.	11,317	1,018,530
Entergy Corp.	6,491	620,734
Exelon Corp.	77,722	3,896,204
NextEra Energy, Inc.	4,822	932,189
OGE Energy Corp.	3,360	144,883
Pinnacle West Capital Corp.	6,447	616,204
PPL Corp.	448	14,220
Southern Co.	17,452	901,919
Xcel Energy, Inc.	19,838	1,115,094
		10,891,846
Electrical Equipment 0.4%
Acuity Brands, Inc.	1,782	213,858
Eaton Corp. PLC	9,007	725,604
Emerson Electric Co.	5,584	382,336
Hubbell, Inc.	620	73,148
Rockwell Automation, Inc.	7,405	1,299,281
		2,694,227
Electronic Equipment, Instruments & Components 0.3%
Corning, Inc.	36,014	1,192,063
Jabil, Inc.	12,479	331,817
Zebra Technologies Corp., Class A (a)	2,205	462,014
		1,985,894
Entertainment 2.1%
Cinemark Holdings, Inc.	67,772	2,710,202
Live Nation Entertainment, Inc. (a)	21,752	1,382,122
Netflix, Inc. (a)	13,994	4,989,701
Viacom, Inc., Class B	104,413	2,930,873
Walt Disney Co.	36,868	4,093,496
		16,106,394
Equity Real Estate Investment Trusts 3.6%
American Tower Corp.	19,736	3,889,176
Apartment Investment & Management Co., Class A	8,829	444,010
AvalonBay Communities, Inc.	2,142	429,964
CoreSite Realty Corp.	2,604	278,680
Crown Castle International Corp.	891	114,048
EPR Properties	10,298	791,916
Equinix, Inc.	464	210,266
Equity Residential	19,139	1,441,550
Essex Property Trust, Inc.	506	146,355
Extra Space Storage, Inc.	1,193	121,579
HCP, Inc.	45,610	1,427,593
Hospitality Properties Trust	6,166	162,228
Host Hotels & Resorts, Inc.	98,667	1,864,806
Iron Mountain, Inc.	26,206	929,265
Kimco Realty Corp.	699	12,932
Lamar Advertising Co., Class A	11,536	914,343
Medical Properties Trust, Inc.	48,944	905,953
Mid-America Apartment Communities, Inc.	8,585	938,598
Omega Healthcare Investors, Inc.	62,715	2,392,577
Pebblebrook Hotel Trust	70,885	2,201,688
Public Storage	14,254	3,104,236
SBA Communications Corp. (a)	3,602	719,175
Simon Property Group, Inc.	9,314	1,697,104
Ventas, Inc.	34,034	2,171,710
Vornado Realty Trust	980	66,091
Welltower, Inc.	8,673	673,025
		28,048,868
Food & Staples Retailing 1.4%
Casey's General Stores, Inc.	1,557	200,495
Costco Wholesale Corp.	10,636	2,575,401
Kroger Co.	32,197	792,046
Walgreens Boots Alliance, Inc.	50,351	3,185,708
Walmart, Inc.	38,464	3,751,394
		10,505,044
Food Products 0.3%
Campbell Soup Co.	13,937	531,418
Post Holdings, Inc. (a)	8,786	961,188
Tyson Foods, Inc., Class A	14,907	1,034,993
		2,527,599
Gas Utilities 0.1%
UGI Corp.	15,440	855,685

Health Care Equipment & Supplies 2.0%
Abbott Laboratories	56,724	4,534,517
ABIOMED, Inc. (a)	1,442	411,821
Baxter International, Inc.	9,711	789,601
Becton Dickinson & Co.	804	200,783
Cooper Cos., Inc.	106	31,394
Danaher Corp.	6,770	893,775
Hill-Rom Holdings, Inc.	7,734	818,721
Hologic, Inc. (a)	23,982	1,160,729
Intuitive Surgical, Inc. (a)	3,668	2,092,887
Medtronic PLC	37,562	3,421,147
Stryker Corp.	2,482	490,245
Varian Medical Systems, Inc. (a)	2,013	285,282
Zimmer Biomet Holdings, Inc.	1,015	129,616
		15,260,518
Health Care Providers & Services 3.3%
AmerisourceBergen Corp.	17,288	1,374,742
Anthem, Inc.	9,856	2,828,475
Cardinal Health, Inc.	31,147	1,499,728
Centene Corp. (a)	11,658	619,040
CVS Health Corp.	21,089	1,137,330
DaVita, Inc. (a)	11,638	631,827
Encompass Health Corp.	3,301	192,778
HCA Healthcare, Inc.	27,479	3,582,712
Humana, Inc.	33	8,778
McKesson Corp.	27,118	3,174,433
UnitedHealth Group, Inc.	35,542	8,788,115
Universal Health Services, Inc., Class B	11,374	1,521,500
		25,359,458
Hotels, Restaurants & Leisure 2.4%
Carnival Corp.	15,451	783,675
Cracker Barrel Old Country Store, Inc.	7,321	1,183,147
Darden Restaurants, Inc.	20,077	2,438,753
Hilton Worldwide Holdings, Inc.	3,957	328,866
McDonald's Corp.	12,804	2,431,480
MGM Resorts International	22,442	575,862
Norwegian Cruise Line Holdings, Ltd. (a)	50,677	2,785,208
Starbucks Corp.	76,954	5,720,760
Texas Roadhouse, Inc.	38,522	2,395,683
		18,643,434
Household Durables 0.3%
Garmin, Ltd.	457	39,462
PulteGroup, Inc.	55,222	1,544,007
Toll Brothers, Inc.	15,358	555,960
Whirlpool Corp.	1,427	189,634
		2,329,063
Household Products 1.4%
Kimberly-Clark Corp.	22,190	2,749,341
Procter & Gamble Co.	78,274	8,144,410
		10,893,751
Independent Power & Renewable Electricity Producers 0.8%
AES Corp.	169,720	3,068,538
NRG Energy, Inc.	71,469	3,036,003
		6,104,541
Industrial Conglomerates 0.9%
3M Co.	8,544	1,775,272
General Electric Co.	42,077	420,349
Honeywell International, Inc.	27,894	4,432,915
		6,628,536
Insurance 3.9%
Aflac, Inc.	69,638	3,481,900
Alleghany Corp. (a)	408	249,859
Allstate Corp.	20,139	1,896,691
American International Group, Inc.	6,972	300,214
Aon PLC	34	5,804
Arthur J. Gallagher & Co.	3,326	259,761
Assurant, Inc.	4,134	392,358
Brighthouse Financial, Inc. (a)	28,418	1,031,289
Chubb, Ltd.	13,566	1,900,325
Cincinnati Financial Corp.	4,164	357,688
First American Financial Corp.	45,085	2,321,877
Hartford Financial Services Group, Inc.	6,383	317,363
Kemper Corp.	23,783	1,810,838
Lincoln National Corp.	10,686	627,268
Loews Corp.	213	10,209
MetLife, Inc.	82,866	3,527,606
Principal Financial Group, Inc.	2,719	136,467
Progressive Corp.	55,109	3,972,808
Prudential Financial, Inc.	11,087	1,018,674
Reinsurance Group of America, Inc.	16,289	2,312,712
Torchmark Corp.	4,697	384,919
Travelers Cos., Inc.	25,903	3,552,855
Unum Group	6,821	230,754
Willis Towers Watson PLC	152	26,699
		30,126,938
Interactive Media & Services 4.7%
Alphabet, Inc. (a)
Class A	10,073	11,854,813
Class C	10,410	12,214,157
Facebook, Inc., Class A (a)	70,924	11,822,321
TripAdvisor, Inc. (a)	9,744	501,329
Twitter, Inc. (a)	3,209	105,512
		36,498,132
Internet & Direct Marketing Retail 4.3%
Amazon.com, Inc. (a)	13,181	23,472,066
Booking Holdings, Inc. (a)	1,934	3,374,656
eBay, Inc.	90,362	3,356,044
Expedia Group, Inc.	25,000	2,975,000
		33,177,766
IT Services 6.0%
Accenture PLC, Class A	25,536	4,494,847
Akamai Technologies, Inc. (a)	41,907	3,005,151
Alliance Data Systems Corp.	2,348	410,853
Automatic Data Processing, Inc.	13,452	2,148,822
CACI International, Inc., Class A (a)	6,536	1,189,683
Cognizant Technology Solutions Corp., Class A	17,930	1,299,028
International Business Machines Corp.	43,709	6,167,340
Leidos Holdings, Inc.	5,579	357,558
Mastercard, Inc., Class A	29,155	6,864,545
MAXIMUS, Inc.	36,441	2,586,582
PayPal Holdings, Inc. (a)	39,203	4,070,840
Sabre Corp.	77,154	1,650,324
Visa, Inc., Class A	56,493	8,823,642
Western Union Co.	153,924	2,842,976
		45,912,191
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	25,727	2,067,936
Charles River Laboratories International, Inc. (a)	10,208	1,482,712
Illumina, Inc. (a)	4,709	1,463,039
IQVIA Holdings, Inc. (a)	21,104	3,035,810
PRA Health Sciences, Inc. (a)	17,690	1,951,030
Thermo Fisher Scientific, Inc.	11,862	3,246,867
Waters Corp. (a)	711	178,966
		13,426,360
Machinery 1.6%
AGCO Corp.	40,166	2,793,545
Caterpillar, Inc.	15,729	2,131,122
Cummins, Inc.	21,746	3,433,041
Illinois Tool Works, Inc.	1,345	193,048
Oshkosh Corp.	6,067	455,814
PACCAR, Inc.	49,539	3,375,587
Parker-Hannifin Corp.	653	112,068
Wabtec Corp.	194	14,302
		12,508,527
Media 1.9%
Charter Communications, Inc., Class A (a)	7,669	2,660,453
Comcast Corp., Class A	130,529	5,218,549
Discovery, Inc. (a)
Class A	47,422	1,281,342
Class C	27,058	687,814
Fox Corp., Class A (a)	1,818	66,739
News Corp.
Class A	73,248	911,205
Class B	28,348	354,067
Omnicom Group, Inc.	42,245	3,083,463
		14,263,632
Metals & Mining 0.2%
Steel Dynamics, Inc.	49,095	1,731,581

Multi-Utilities 1.1%
Ameren Corp.	25,786	1,896,560
CenterPoint Energy, Inc.	101,323	3,110,616
CMS Energy Corp.	18,447	1,024,546
DTE Energy Co.	14,317	1,785,903
WEC Energy Group, Inc.	11,848	936,940
		8,754,565
Multiline Retail 0.3%
Kohl's Corp.	5,962	410,007
Target Corp.	22,528	1,808,097
		2,218,104
Oil, Gas & Consumable Fuels 4.9%
Apache Corp.	11,265	390,445
Chevron Corp.	82,883	10,209,528
ConocoPhillips	75,404	5,032,463
EOG Resources, Inc.	4,194	399,185
Exxon Mobil Corp.	155,008	12,524,646
HollyFrontier Corp.	13,941	686,873
Marathon Oil Corp.	23,515	392,936
Marathon Petroleum Corp.	31,206	1,867,679
Murphy Oil Corp.	8,882	260,243
Occidental Petroleum Corp.	21,416	1,417,739
Phillips 66	29,101	2,769,542
Valero Energy Corp.	25,765	2,185,645
		38,136,924
Personal Products 0.0% ‡
Estee Lauder Cos., Inc., Class A	650	107,607

Pharmaceuticals 4.1%
Allergan PLC	11,181	1,637,010
Bristol-Myers Squibb Co.	7,863	375,144
Eli Lilly & Co.	28,647	3,717,235
Johnson & Johnson	74,470	10,410,161
Merck & Co., Inc.	79,804	6,637,299
Mylan N.V. (a)	85,071	2,410,912
Pfizer, Inc.	152,662	6,483,555
		31,671,316
Professional Services 0.5%
Insperity, Inc.	2,407	297,650
ManpowerGroup, Inc.	1,473	121,802
Nielsen Holdings PLC	57,076	1,350,989
Robert Half International, Inc.	30,266	1,972,132
		3,742,573
Real Estate Management & Development 0.0% ‡
Jones Lang LaSalle, Inc.	1,564	241,138

Road & Rail 0.4%
CSX Corp.	2,916	218,175
Norfolk Southern Corp.	3,609	674,486
Union Pacific Corp.	14,614	2,443,461
		3,336,122
Semiconductors & Semiconductor Equipment 4.2%
Applied Materials, Inc.	46,795	1,855,890
Broadcom, Inc.	19,767	5,944,134
Cypress Semiconductor Corp.	14,167	211,372
Intel Corp.	192,394	10,331,558
KLA-Tencor Corp.	1,993	237,984
Lam Research Corp.	19,416	3,475,658
Micron Technology, Inc. (a)	72,558	2,998,822
NVIDIA Corp.	11,480	2,061,349
Qorvo, Inc. (a)	38,207	2,740,588
Skyworks Solutions, Inc.	8,496	700,750
Texas Instruments, Inc.	13,590	1,441,491
		31,999,596
Software 7.5%
Adobe, Inc. (a)	11,026	2,938,319
Cadence Design Systems, Inc. (a)	7,374	468,323
CDK Global, Inc.	41,350	2,432,207
Citrix Systems, Inc.	25,664	2,557,674
Fortinet, Inc. (a)	23,282	1,954,990
j2 Global, Inc.	15,283	1,323,508
LogMeIn, Inc.	21,850	1,750,185
Microsoft Corp.	239,745	28,275,525
Oracle Corp.	132,079	7,093,963
salesforce.com, Inc. (a)	24,542	3,886,716
Symantec Corp.	134,564	3,093,626
Teradata Corp. (a)	55,866	2,438,551
		58,213,587
Specialty Retail 2.8%
Advance Auto Parts, Inc.	18,647	3,179,873
AutoZone, Inc. (a)	2,900	2,969,948
Best Buy Co., Inc.	25,257	1,794,762
Foot Locker, Inc.	48,258	2,924,435
Home Depot, Inc.	24,956	4,788,807
L Brands, Inc.	7,453	205,554
Lowe's Cos., Inc.	24,139	2,642,496
O'Reilly Automotive, Inc. (a)	255	99,017
Tractor Supply Co.	3,928	384,001
Ulta Beauty, Inc. (a)	892	311,067
Williams-Sonoma, Inc. (b)	46,503	2,616,724
		21,916,684
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	135,415	25,722,079
HP, Inc.	8,244	160,181
Seagate Technology PLC	33,253	1,592,486
Xerox Corp.	77,407	2,475,476
		29,950,222
Textiles, Apparel & Luxury Goods 1.6%
Capri Holdings, Ltd.	8,018	366,824
Deckers Outdoor Corp. (a)	18,478	2,716,081
NIKE, Inc., Class B	31,951	2,690,594
Ralph Lauren Corp.	23,341	3,026,861
Skechers U.S.A., Inc., Class A (a)	57,512	1,932,978
Under Armour, Inc., Class A (a)	82,079	1,735,150
		12,468,488
Thrifts & Mortgage Finance 0.0% ‡
New York Community Bancorp, Inc.	921	10,656

Tobacco 0.7%
Altria Group, Inc.	45,719	2,625,642
Philip Morris International, Inc.	28,595	2,527,512
		5,153,154
Trading Companies & Distributors 0.3%
United Rentals, Inc. (a)	16,724	1,910,717
W.W. Grainger, Inc.	1,592	479,081
		2,389,798

Total Common Stocks (Cost $665,366,999)		760,009,921

Exchange-Traded Funds 1.5%
SPDR S&P 500 ETF Trust	41,552	11,737,609

Total Exchange-Traded Funds (Cost $10,888,474)		11,737,609

Short-Term Investment 0.0%‡
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 2.29% (c)	112,365	112,365

Total Short-Term Investment (Cost $112,365)		112,365

Investment of Cash Collateral For Securities Loaned 0.2%
Unaffiliated Investment Company 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (c)	1,409,382	1,409,382
Total Investment of Cash Collateral For Securities Loaned (Cost $1,409,382)		1,409,382
Total Investments (Cost $677,777,220)	100.2%	773,269,277
Other Assets, Less Liabilities	(0.2)	(1,480,185)
Net Assets	100.0%	$771,789,092

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $2,612,447; the total market value of collateral held by the Portfolio was $2,696,450. The market value of the collateral held includes non-cash collateral in the form of U.S. Treasury securities with a value of $1,287,068.
(c)	Current yield as of March 31, 2019.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$760,009,921	$—	$—	$760,009,921
Exchange-Traded Funds	11,737,609	—	—	11,737,609
Short-Term Investment
Affiliated Investment Company	112,365	—	—	112,365
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	1,409,382	—	—	1,409,382
Total Investments in Securities	$773,269,277	$—	$—	$773,269,277

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Conservative Allocation Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.8% †
Equity Funds 41.3%
IQ 50 Percent Hedged FTSE International ETF (a)	888,528	$17,779,890
IQ 500 International ETF	107,081	2,886,143
IQ Chaikin U.S. Large Cap ETF	536,085	12,678,410
IQ Chaikin U.S. Small Cap ETF	434,004	10,771,979
IQ Global Resources ETF	241,552	6,620,940
MainStay Cushing MLP Premier Fund Class I	349,965	4,021,095
MainStay Epoch Capital Growth Fund Class I (a)(b)	656,712	7,979,053
MainStay Epoch International Choice Fund Class I	430,060	14,424,208
MainStay Epoch U.S. All Cap Fund Class R6 (a)	551,242	14,657,512
MainStay Epoch U.S. Equity Yield Fund Class R6	48,877	793,766
MainStay MacKay International Opportunities Fund Class I	1,135,174	8,638,671
MainStay MacKay U.S. Equity Opportunities Fund Class I	1,526,187	12,560,517
MainStay MAP Equity Fund Class I	441,268	17,549,217
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	1,266,884	11,275,089
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	735,180	10,542,306
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	3,817,186	33,803,819
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	1,016,102	15,825,957
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	1,310,968	14,527,455
MainStay VP Large Cap Growth Portfolio Initial Class	432,226	10,999,100
MainStay VP MacKay Common Stock Portfolio Initial Class	236,167	6,702,836
MainStay VP MacKay Growth Portfolio Initial Class	391,418	12,419,617
MainStay VP MacKay International Equity Portfolio Initial Class	173,079	2,866,892
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	1,699,499	23,223,378
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	59,352	3,243,919
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	1,111,500	12,247,541
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	1,820,568	23,006,376
Total Equity Funds (Cost $305,470,620)		312,045,686
Fixed Income Funds 55.5%
IQ Enhanced Core Plus Bond U.S. ETF (a)	1,111,736	21,323,097
IQ S&P High Yield Low Volatility Bond ETF (a)	363,064	8,935,005
MainStay MacKay High Yield Municipal Bond Fund Class I	964,519	12,220,457
MainStay MacKay Short Duration High Yield Fund Class I	2,650,108	26,050,564
MainStay MacKay Short Term Municipal Fund Class I	1,163,069	11,153,827
MainStay MacKay Total Return Bond Fund Class R6	6	64
MainStay VP Bond Portfolio Initial Class (a)	2,201,208	31,215,251
MainStay VP Floating Rate Portfolio Initial Class (a)	4,779,186	42,419,303
MainStay VP Indexed Bond Portfolio Initial Class (a)	21,971,884	221,717,404
MainStay VP MacKay Convertible Portfolio Initial Class	582,107	7,994,600
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	1,357,646	13,441,105
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class (a)	1,537,871	15,052,970
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	889,582	7,564,080
Total Fixed Income Funds (Cost $413,987,449)		419,087,727
Total Affiliated Investment Companies (Cost $719,458,069)		731,133,413

Short-Term Investment 3.3%
Affiliated Investment Company 3.3%
MainStay U.S. Government Liquidity Fund, 2.29% (c)	24,560,186	24,560,186
Total Short-Term Investment (Cost $24,560,186)		24,560,186
Total Investments (Cost $744,018,255)	100.1%	755,693,599
Other Assets, Less Liabilities	(0.1)	(571,986)
Net Assets	100.0%	$755,121,613

†	Percentages indicated are based on Portfolio net assets.
(a)	As of March 31, 2019, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	Current yield as of March 31, 2019.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$312,045,686	$—	$—	$312,045,686
Fixed Income Funds	419,087,727	—	—	419,087,727
Short-Term Investment	24,560,186	—	—	24,560,186
Total Investments in Securities	$755,693,599	$—	$—	$755,693,599

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP MacKay Convertible Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Principal Amount	Value
Convertible Securities 89.7% †
Convertible Bonds 84.2%
Advertising 0.6%
Quotient Technology, Inc. 1.75%, due 12/1/22	$5,756,000	$5,420,381

Aerospace & Defense 0.7%
Aerojet Rocketdyne Holdings, Inc. 2.25%, due 12/15/23	3,932,000	5,846,864

Biotechnology 7.0%
BioMarin Pharmaceutical, Inc. 0.599%, due 8/1/24 (a)	15,124,000	15,511,553
Exact Sciences Corp. 1.00%, due 1/15/25	6,160,000	8,423,814
Illumina, Inc.
(zero coupon), due 6/15/19	2,699,000	3,315,887
(zero coupon), due 8/15/23 (a)(b)	1,819,000	1,944,639
0.50%, due 6/15/21	7,153,000	9,706,099
Intercept Pharmaceuticals, Inc. 3.25%, due 7/1/23	5,052,000	5,024,550
Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21	8,329,000	11,280,303
Medicines Co. 2.75%, due 7/15/23	5,185,000	4,387,885
Novavax, Inc. 3.75%, due 2/1/23	2,800,000	1,022,049
Radius Health, Inc. 3.00%, due 9/1/24	444,000	369,630
		60,986,409
Building Materials 1.0%
Patrick Industries, Inc. 1.00%, due 2/1/23	9,317,000	8,362,007

Commercial Services 4.0%
Chegg, Inc. 0.125%, due 3/15/25 (b)	6,835,000	6,767,784
Euronet Worldwide, Inc. 0.75%, due 3/15/49 (b)	7,730,000	8,345,517
Macquarie Infrastructure Corp. 2.875%, due 7/15/19	15,467,000	15,469,598
Square, Inc. 0.50%, due 5/15/23 (b)	3,658,000	4,416,221
		34,999,120
Computers 2.6%
Lumentum Holdings, Inc. 0.25%, due 3/15/24	11,484,000	13,576,867
Nutanix, Inc. (zero coupon), due 1/15/23	1,844,000	1,966,165
Pure Storage, Inc. 0.125%, due 4/15/23 (b)	2,934,000	3,155,647
Western Digital Corp. 1.50%, due 2/1/24 (b)	4,634,000	4,087,248
		22,785,927
Diversified Financial Services 0.7%
LendingTree, Inc. 0.625%, due 6/1/22	3,397,000	5,973,335

Electric 1.0%
NRG Energy, Inc. 2.75%, due 6/1/48 (b)	7,722,000	8,800,975

Entertainment 0.2%
Live Nation Entertainment, Inc. 2.50%, due 3/15/23	1,447,000	1,672,157

Health Care - Products 5.4%
CONMED Corp. 2.625%, due 2/1/24 (b)	3,509,000	3,902,070
Danaher Corp. (zero coupon), due 1/22/21	6,483,000	32,725,787
NuVasive, Inc. 2.25%, due 3/15/21	3,296,000	3,678,057
Wright Medical Group, Inc. 1.625%, due 6/15/23 (b)	5,820,000	6,529,312
		46,835,226
Health Care - Services 4.1%
Anthem, Inc. 2.75%, due 10/15/42	4,852,000	19,278,019
Molina Healthcare, Inc. 1.125%, due 1/15/20	2,690,000	9,264,983
Teladoc Health, Inc. 1.375%, due 5/15/25 (b)	5,771,000	7,460,050
		36,003,052
Internet 14.4%
At Home Corp. 4.75%, due 3/15/06 (c)(d)(e)(f)(g)	2,640,000	34,320
Boingo Wireless, Inc. 1.00%, due 10/1/23 (b)	4,790,000	4,316,147
Booking Holdings, Inc. 0.90%, due 9/15/21 (a)	13,680,000	15,134,184
Etsy, Inc. (zero coupon), due 3/1/23	7,162,000	13,848,868
FireEye, Inc. 0.875%, due 6/1/24 (b)	3,663,000	3,753,049
IAC FinanceCo, Inc. 0.875%, due 10/1/22 (b)	9,480,000	13,938,384
Liberty Expedia Holdings, Inc. 1.00%, due 6/30/47 (b)	7,641,000	7,462,313
MercadoLibre, Inc. 2.00%, due 8/15/28 (b)	6,434,000	8,665,794
Okta, Inc. 0.25%, due 2/15/23	4,261,000	7,714,541
Palo Alto Networks, Inc. 0.75%, due 7/1/23 (b)	8,986,000	9,994,582
RingCentral, Inc. (zero coupon), due 3/15/23	7,337,000	10,494,035
Twilio, Inc. 0.25%, due 6/1/23 (b)	2,263,000	4,316,819
Twitter, Inc. 0.25%, due 9/15/19	9,402,000	9,269,465
Wix.com, Ltd. (zero coupon), due 7/1/23 (a)(b)	8,755,000	9,641,408
Zendesk, Inc. 0.25%, due 3/15/23	1,447,000	2,114,460
Zillow Group, Inc. 1.50%, due 7/1/23	5,760,000	5,274,920
		125,973,289
Iron & Steel 0.3%
Cleveland-Cliffs, Inc. 1.50%, due 1/15/25	2,050,000	2,804,040

Lodging 0.4%
Caesars Entertainment Corp. 5.00%, due 10/1/24	2,616,000	3,724,792

Machinery - Diversified 1.6%
Chart Industries, Inc. 1.00%, due 11/15/24 (b)	8,748,000	14,274,923

Media 3.3%
DISH Network Corp. 3.375%, due 8/15/26	17,289,000	14,730,230
Liberty Media Corp-Liberty Formula One 1.00%, due 1/30/23	6,664,000	7,480,220
Liberty Media Corp. 1.375%, due 10/15/23	5,512,000	6,192,181
		28,402,631
Oil & Gas 2.9%
Ensco Jersey Finance, Ltd. 3.00%, due 1/31/24 (a)	11,037,000	8,540,533
Oasis Petroleum, Inc. 2.625%, due 9/15/23	10,266,000	9,610,328
Transocean, Inc. 0.50%, due 1/30/23 (a)	5,990,000	6,709,606
		24,860,467
Oil & Gas Services 4.8%
Helix Energy Solutions Group, Inc. 4.25%, due 5/1/22	9,729,000	9,646,528
Newpark Resources, Inc. 4.00%, due 12/1/21	5,174,000	6,383,681
Oil States International, Inc. 1.50%, due 2/15/23 (b)	13,438,000	11,726,441
Weatherford International, Ltd. 5.875%, due 7/1/21	16,859,000	13,697,525
		41,454,175
Pharmaceuticals 3.6%
DexCom, Inc. 0.75%, due 12/1/23 (b)	3,894,000	4,020,511
Herbalife Nutrition, Ltd. 2.625%, due 3/15/24	6,582,000	6,971,219
Neurocrine Biosciences, Inc. 2.25%, due 5/15/24	5,395,000	7,304,095
Pacira Pharmaceuticals, Inc. 2.375%, due 4/1/22	5,779,000	5,703,850
Sarepta Therapeutics, Inc. 1.50%, due 11/15/24	2,059,000	3,728,077
Supernus Pharmaceuticals, Inc. 0.625%, due 4/1/23 (b)	4,136,000	4,025,813
		31,753,565
Semiconductors 9.8%
Cypress Semiconductor Corp. 2.00%, due 2/1/23	3,980,000	4,090,617
Inphi Corp. 1.125%, due 12/1/20	9,461,000	11,639,913
Intel Corp. 3.25%, due 8/1/39	3,685,000	9,684,549
Microchip Technology, Inc.
1.625%, due 2/15/25	12,203,000	19,858,387
1.625%, due 2/15/27	5,198,000	5,719,359
Micron Technology, Inc. 3.125%, due 5/1/32	1,090,000	4,522,399
Novellus Systems, Inc. 2.625%, due 5/15/41	724,000	4,003,824
ON Semiconductor Corp. 1.00%, due 12/1/20	8,174,000	10,122,505
Rambus, Inc. 1.375%, due 2/1/23	6,552,000	6,146,431
Silicon Laboratories, Inc. 1.375%, due 3/1/22	9,006,000	9,808,300
		85,596,284
Software 11.7%
Atlassian, Inc. 0.625%, due 5/1/23 (b)	5,325,000	7,962,027
Citrix Systems, Inc. 0.50%, due 4/15/19	2,769,000	3,932,451
Coupa Software, Inc. 0.375%, due 1/15/23 (a)(b)	2,480,000	5,188,288
NICE Systems, Inc. 1.25%, due 1/15/24	13,581,000	20,783,719
Nuance Communications, Inc. 1.25%, due 4/1/25	8,331,000	8,284,597
Red Hat, Inc. 0.25%, due 10/1/19	2,510,000	6,241,438
ServiceNow, Inc. (zero coupon), due 6/1/22	6,076,000	11,270,941
Splunk, Inc. 0.50%, due 9/15/23 (b)	8,049,000	8,714,721
Verint Systems, Inc. 1.50%, due 6/1/21	12,098,000	13,389,484
Workday, Inc. 0.25%, due 10/1/22	11,205,000	15,876,098
		101,643,764
Telecommunications 1.9%
Finisar Corp. 0.50%, due 12/15/36	6,207,000	6,103,529
Viavi Solutions Inc. 1.00%, due 3/1/24	9,569,000	10,807,882
		16,911,411
Transportation 2.2%
Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22 (a)	11,348,000	11,949,628
Echo Global Logistics, Inc. 2.50%, due 5/1/20	7,629,000	7,602,391
		19,552,019
Total Convertible Bonds (Cost $645,980,986)		734,636,813

	Shares
Convertible Preferred Stocks 5.5%
Banks 2.5%
Bank of America Corp. Series L 7.25%	8,636	11,242,949
Wells Fargo & Co. Series L 7.50%	8,264	10,679,981
		21,922,930
Chemicals 0.5%
A. Schulman, Inc. 6.00%	4,110	4,243,575

Equity Real Estate Investment Trusts 0.8%
Crown Castle International Corp. 6.875%	5,982	7,087,474

Health Care Equipment & Supplies 1.0%
Becton Dickinson & Co. 6.125%	146,239	9,039,032

Machinery 0.7%
Rexnord Corp. 5.75%	75,817	4,084,262
Stanley Black & Decker, Inc. 5.375%	20,480	1,996,800
		6,081,062
Total Convertible Preferred Stocks (Cost $45,511,797)		48,374,073

Total Convertible Securities (Cost $691,492,783)		783,010,886

Common Stocks 4.1%
Air Freight & Logistics 0.5%
XPO Logistics, Inc. (h)	87,557	4,705,313

Airlines 0.9%
Delta Air Lines, Inc.	151,688	7,834,685

Banks 0.9%
Bank of America Corp.	267,678	7,385,236

Energy Equipment & Services 0.3%
Halliburton Co.	73,392	2,150,386

Health Care Equipment & Supplies 0.7%
Teleflex, Inc.	21,245	6,419,389

Oil, Gas & Consumable Fuels 0.8%
Hess Corp.	119,392	7,190,980

Total Common Stocks (Cost $25,497,858)		35,685,989

Short-Term Investment 5.8%
Affiliated Investment Company 5.8%
MainStay U.S. Government Liquidity Fund, 2.29% (i)	50,451,754	50,451,754

Total Short-Term Investment (Cost $50,451,754)		50,451,754

Investment of Cash Collateral For Securities Loaned 4.6%
Unaffiliated Investment Company 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (i)	40,384,198	40,384,198
Total Investment of Cash Collateral For Securities Loaned (Cost $40,384,198)		40,384,198
Total Investments (Cost $807,826,593)	104.2%	909,532,827
Other Assets, Less Liabilities	(4.2)	(36,484,148)
Net Assets	100.0%	$873,048,679

†	Percentages indicated are based on Portfolio net assets.
(a)	All or a portion of this security was held on loan. As of March 31, 2019, aggregate market value of securities on loan was $48,049,769; the total market value of collateral held by the Portfolio was $48,880,024. The market value of the collateral held includes non-cash collateral in the form of U.S. Treasury securities with a value of $8,495,826.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, the total market value of the fair valued security was $34,320, which represented less than one-tenth of a percent of the Portfolio's net assets.
(e)	Restricted security.
(f)	Illiquid security - As of March 31, 2019, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $34,320, which represented less than one-tenth of a percent of the Portfolio's net assets.
(g)	Issue in non-accrual status.
(h)	Non-income producing security.
(i)	Current yield as of March 31, 2019.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Convertible Securities
Convertible Bonds (b)	$—	$734,602,493	$34,320	$734,636,813
Convertible Preferred Stocks (c)	44,130,498	4,243,575	—	48,374,073
Total Convertible Securities	44,130,498	738,846,068	34,320	783,010,886
Common Stocks	35,685,989	—	—	35,685,989
Short-Term Investment
Affiliated Investment Company	50,451,754	—	—	50,451,754
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	40,384,198	—	—	40,384,198
Total Investments in Securities	$170,652,439	$738,846,068	$34,320	$909,532,827

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $34,320 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 2 security valued at $4,243,575 is held in Chemicals within the Convertible Preferred Stocks section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Long-Term Bonds
Convertible Bonds
Internet	$-	$-	$-	$34,320	$-	$-	$-	$-	$34,320	$34,320

MainStay VP Cushing Renaissance Advantage Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 76.6% †
Airlines 2.3%
Southwest Airlines Co.	49,455	$2,567,209

Chemicals 2.2%
LyondellBasell Industries N.V., Class A	18,252	1,534,628
Westlake Chemical Corp.	12,701	861,890
		2,396,518
Construction & Engineering 2.2%
Jacobs Engineering Group, Inc.	32,388	2,435,254

Construction Materials 1.0%
Eagle Materials, Inc.	13,587	1,145,384

Electrical Equipment 1.1%
Eaton Corp. PLC	14,232	1,146,530

Electronic Equipment, Instruments & Components 1.4%
Itron, Inc. (a)	32,369	1,510,014

Energy Equipment & Services 7.6%
Apergy Corp. (a)	7,469	306,677
Cactus, Inc., Class A (a)	56,522	2,012,183
FTS International, Inc. (a)	93,006	930,060
Keane Group, Inc. (a)	26,085	284,066
McDermott International, Inc. (a)	113,571	844,968
Patterson-UTI Energy, Inc.	153,385	2,150,458
Select Energy Services, Inc., Class A (a)	102,542	1,232,555
U.S. Well Services, Inc. (a)(b)	76,184	607,948
		8,368,915
Independent Power & Renewable Electricity Producers 1.1%
Clearway Energy, Inc., Class C	80,790	1,220,737

Machinery 7.6%
Gardner Denver Holdings, Inc. (a)	52,899	1,471,121
IDEX Corp.	7,273	1,103,605
Oshkosh Corp.	23,398	1,757,892
Wabtec Corp.	29,466	2,172,233
Xylem, Inc.	22,814	1,803,219
		8,308,070
Marine 1.1%
Kirby Corp. (a)	16,620	1,248,328

Oil, Gas & Consumable Fuels 44.7%
Cheniere Energy, Inc. (a)	61,889	4,230,732
Cimarex Energy Co.	22,806	1,594,139
Concho Resources, Inc.	27,573	3,059,500
Continental Resources, Inc. (a)	26,626	1,192,046
Delek U.S. Holdings, Inc.	24,153	879,652
Diamondback Energy, Inc.	44,216	4,489,251
Encana Corp.	331,246	2,398,221
EnLink Midstream LLC	94,319	1,205,397
Golar LNG, Ltd.	132,811	2,800,984
HollyFrontier Corp.	30,501	1,502,784
Marathon Petroleum Corp.	47,860	2,864,421
Matador Resources Co. (a)	83,668	1,617,302
New Fortress Energy LLC (a)	279,417	3,263,591
Parsley Energy, Inc., Class A (a)	87,092	1,680,876
Pioneer Natural Resources Co.	14,299	2,177,452
Rosehill Resources, Inc. (a)(b)	240,961	819,267
Targa Resources Corp.	89,124	3,703,102
Tellurian, Inc. (a)(b)	97,625	1,093,400
Valero Energy Corp.	56,976	4,833,274
WPX Energy, Inc. (a)	283,824	3,720,933
		49,126,324
Road & Rail 3.4%
J.B. Hunt Transport Services, Inc.	10,830	1,096,971
Union Pacific Corp.	16,053	2,684,061
		3,781,032
Trading Companies & Distributors 0.9%
United Rentals, Inc. (a)	8,672	990,776

Total Common Stocks (Cost $86,346,051)		84,245,091

MLPs and Related Companies 22.1%
Independent Power & Renewable Electricity Producers 1.0%
NextEra Energy Partners, L.P.	23,719	1,106,254

Oil, Gas & Consumable Fuels 21.1%
DCP Midstream, L.P.	142,626	4,713,789
Energy Transfer, L.P.	343,195	5,274,907
Enterprise Products Partners, L.P.	37,470	1,090,377
EQM Midstream Partners, L.P.	28,892	1,333,944
GasLog Partners, L.P.	47,797	1,081,646
Plains All American Pipeline, L.P.	88,652	2,172,861
Tallgrass Energy L.P.	67,217	1,689,835
Viper Energy Partners, L.P.	117,618	3,900,213
Western Midstream Partners, L.P.	60,801	1,906,719
		23,164,291
Total MLPs and Related Companies (Cost $24,022,739)		24,270,545

Short-Term Investment 1.3%
Affiliated Investment Company 1.3%
MainStay U.S. Government Liquidity Fund, 2.29% (c)	1,403,913	1,403,913
Total Short-Term Investment (Cost $1,403,913)		1,403,913

Investment of Cash Collateral For Securities Loaned 1.8%
Unaffiliated Investment Company 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (c)	2,047,157	2,047,157
Total Investment of Cash Collateral For Securities Loaned (Cost $2,047,157)		2,047,157
Total Investments (Cost $113,819,860)	101.8%	111,966,706
Other Assets, Less Liabilities	(1.8)	(1,987,410)
Net Assets	100.0%	$109,979,296

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $1,999,005 and the Portfolio received cash collateral with a value of $2,047,157.
(c)	Current yield as of March 31, 2019.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$84,245,091	$—	$—	$84,245,091
MLPs and Related Companies	24,270,545	—	—	24,270,545
Short-Term Investment
Affiliated Investment Company	1,403,913	—	—	1,403,913
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	2,047,157	—	—	2,047,157
Total Investments in Securities	$111,966,706	$—	$—	$111,966,706

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Eagle Small Cap Growth Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 99.2% †
Aerospace & Defense 3.1%
Aerojet Rocketdyne Holdings, Inc. (a)	124,022	$4,406,502
Aerovironment, Inc. (a)	38,616	2,641,720
Hexcel Corp.	77,118	5,333,481
		12,381,703
Auto Components 0.4%
Visteon Corp. (a)	21,828	1,470,116

Banks 1.1%
Glacier Bancorp, Inc.	106,121	4,252,269

Biotechnology 10.5%
Acceleron Pharma, Inc. (a)	50,024	2,329,618
Aimmune Therapeutics, Inc. (a)	74,987	1,675,959
Amicus Therapeutics, Inc. (a)	167,442	2,277,212
Arena Pharmaceuticals, Inc. (a)	57,563	2,580,549
Atara Biotherapeutics, Inc. (a)	77,119	3,065,480
Biohaven Pharmaceutical Holding Co., Ltd. (a)	58,865	3,029,782
Blueprint Medicines Corp. (a)	42,143	3,373,547
Dynavax Technologies Corp. (a)(b)	181,348	1,325,654
Exact Sciences Corp. (a)	23,365	2,023,876
FibroGen, Inc. (a)	53,400	2,902,290
Genomic Health, Inc. (a)	24,985	1,750,199
Heron Therapeutics, Inc. (a)	96,681	2,362,884
Kura Oncology, Inc. (a)	111,873	1,855,973
Ligand Pharmaceuticals, Inc. (a)	23,894	3,003,715
Progenics Pharmaceuticals, Inc. (a)	382,430	1,774,475
Sage Therapeutics, Inc. (a)(b)	14,990	2,384,159
Sarepta Therapeutics, Inc. (a)	34,910	4,160,923
		41,876,295
Building Products 1.6%
Trex Co., Inc. (a)	106,522	6,553,233

Capital Markets 1.6%
PJT Partners, Inc., Class A	69,915	2,922,447
Stifel Financial Corp.	63,369	3,343,348
		6,265,795
Chemicals 3.8%
Quaker Chemical Corp.	53,526	10,722,864
Sensient Technologies Corp.	62,781	4,255,924
		14,978,788
Commercial Services & Supplies 3.4%
Brink's Co.	54,513	4,110,825
MSA Safety, Inc.	49,994	5,169,380
Ritchie Brothers Auctioneers, Inc.	127,084	4,320,856
		13,601,061
Communications Equipment 1.7%
Acacia Communications, Inc. (a)	64,320	3,688,752
Lumentum Holdings, Inc. (a)	54,316	3,071,027
		6,759,779
Construction Materials 0.8%
Summit Materials, Inc., Class A (a)	204,653	3,247,843

Consumer Finance 2.3%
FirstCash, Inc.	48,219	4,170,943
Green Dot Corp., Class A (a)	81,132	4,920,656
		9,091,599
Distributors 1.2%
Pool Corp.	28,259	4,661,887

Diversified Telecommunication Services 0.5%
Bandwidth, Inc., Class A (a)	27,496	1,841,132

Electrical Equipment 1.8%
Bloom Energy Corp., Class A (a)(b)	200,080	2,585,034
Thermon Group Holdings, Inc. (a)	189,494	4,644,498
		7,229,532
Electronic Equipment, Instruments & Components 3.4%
Cognex Corp.	110,260	5,607,824
Coherent, Inc. (a)	35,297	5,002,291
II-VI, Inc. (a)	74,448	2,772,443
		13,382,558
Entertainment 0.6%
Take-Two Interactive Software, Inc. (a)	25,471	2,403,698

Equity Real Estate Investment Trusts 1.2%
Seritage Growth Properties, Class A (b)	105,655	4,695,308

Food & Staples Retailing 1.5%
Casey's General Stores, Inc.	47,904	6,168,598

Health Care Equipment & Supplies 7.3%
AxoGen, Inc. (a)	82,560	1,738,714
Haemonetics Corp. (a)	35,386	3,095,567
Insulet Corp. (a)	30,767	2,925,634
Merit Medical Systems, Inc. (a)	86,170	5,327,891
NuVasive, Inc. (a)	39,084	2,219,580
Penumbra, Inc. (a)	14,715	2,163,252
Quidel Corp. (a)	38,398	2,513,917
Tandem Diabetes Care, Inc. (a)	78,423	4,979,861
West Pharmaceutical Services, Inc.	17,751	1,956,160
Wright Medical Group N.V. (a)	65,370	2,055,887
		28,976,463
Health Care Providers & Services 1.9%
AMN Healthcare Services, Inc. (a)	30,470	1,434,832
BioTelemetry, Inc. (a)	30,873	1,933,267
Encompass Health Corp.	27,937	1,631,521
HealthEquity, Inc. (a)	34,002	2,515,468
		7,515,088
Health Care Technology 2.8%
Evolent Health, Inc., Class A (a)	122,963	1,546,874
Medidata Solutions, Inc. (a)	39,154	2,867,639
Omnicell, Inc. (a)	43,846	3,544,511
Teladoc Health, Inc. (a)	60,837	3,382,537
		11,341,561
Hotels, Restaurants & Leisure 5.0%
Dave & Buster's Entertainment, Inc.	73,160	3,648,489
Penn National Gaming, Inc. (a)	216,683	4,355,328
Planet Fitness, Inc., Class A (a)	142,769	9,811,086
Wingstop, Inc.	28,521	2,168,452
		19,983,355
Household Durables 1.2%
Universal Electronics, Inc. (a)	133,242	4,949,940

Insurance 0.9%
Enstar Group, Ltd. (a)	21,381	3,720,294

Internet & Direct Marketing Retail 1.2%
Etsy, Inc. (a)	70,730	4,754,471

IT Services 1.8%
Everi Holdings, Inc. (a)	423,278	4,452,885
Evo Payments, Inc., Class A (a)	100,539	2,920,658
		7,373,543
Life Sciences Tools & Services 1.7%
NeoGenomics, Inc. (a)	183,838	3,761,326
PRA Health Sciences, Inc. (a)	27,780	3,063,856
		6,825,182
Machinery 5.7%
Chart Industries, Inc. (a)	92,673	8,388,760
John Bean Technologies Corp.	59,625	5,478,941
Kennametal, Inc.	75,699	2,781,938
Woodward, Inc.	63,125	5,989,932
		22,639,571
Multiline Retail 1.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	52,458	4,476,241

Oil, Gas & Consumable Fuels 1.2%
Viper Energy Partners, L.P.	148,426	4,921,806

Pharmaceuticals 2.4%
Cymabay Therapeutics, Inc. (a)	231,820	3,078,570
Horizon Pharma PLC (a)	135,418	3,579,098
Zogenix, Inc. (a)	56,442	3,104,874
		9,762,542
Professional Services 0.6%
WageWorks, Inc. (a)	64,318	2,428,648

Road & Rail 1.3%
Landstar System, Inc.	47,133	5,155,879

Semiconductors & Semiconductor Equipment 3.5%
Cabot Microelectronics Corp.	29,099	3,257,924
Entegris, Inc.	165,707	5,914,083
Lattice Semiconductor Corp. (a)	182,928	2,182,331
Silicon Laboratories, Inc. (a)	33,322	2,694,417
		14,048,755
Software 12.9%
Alarm.com Holdings, Inc. (a)	52,071	3,379,408
Cornerstone OnDemand, Inc. (a)	114,771	6,287,155
Guidewire Software, Inc. (a)	57,845	5,620,220
Pegasystems, Inc.	86,185	5,602,025
PTC, Inc. (a)	39,890	3,677,060
Q2 Holdings, Inc. (a)	47,729	3,305,711
RealPage, Inc. (a)	120,515	7,314,055
SailPoint Technologies Holding, Inc. (a)	112,461	3,229,880
Tableau Software, Inc., Class A (a)	35,639	4,536,132
Tenable Holdings, Inc. (a)	105,000	3,324,300
Ultimate Software Group, Inc. (a)	10,336	3,412,224
Zuora, Inc., Class A (a)	85,000	1,702,550
		51,390,720
Specialty Retail 4.3%
At Home Group, Inc. (a)	171,315	3,059,686
Floor & Decor Holdings, Inc., Class A (a)	103,612	4,270,886
Genesco, Inc. (a)	50,943	2,320,454
MarineMax, Inc. (a)	168,023	3,219,321
National Vision Holdings, Inc. (a)	130,643	4,106,109
		16,976,456
Textiles, Apparel & Luxury Goods 1.9%
Canada Goose Holdings, Inc. (a)(b)	63,959	3,071,311
Steven Madden, Ltd.	137,933	4,667,653
		7,738,964
Total Common Stocks (Cost $312,832,636)		395,840,673

Short-Term Investment 0.7%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 2.29% (c)	2,866,536	2,866,536

Total Short-Term Investment (Cost $2,866,536)		2,866,536

Investment of Cash Collateral For Securities Loaned 2.3%
Unaffiliated Investment Company 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (c)	9,126,966	9,126,966
Total Investment of Cash Collateral For Securities Loaned (Cost $9,126,966)		9,126,966
Total Investments (Cost $324,826,138)	102.2%	407,834,175
Other Assets, Less Liabilities	(2.2)	(8,883,518)
Net Assets	100.0%	$398,950,657

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $12,951,094; the total market value of collateral held by the Portfolio was $13,143,480. The market value of the collateral held includes non-cash collateral in the form of U.S. Treasury securities with a value of $4,016,514.
(c)	Current yield as of March 31, 2019.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$395,840,673	$—	$—	$395,840,673
Short-Term Investment
Affiliated Investment Company	2,866,536	—	—	2,866,536
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	9,126,966	—	—	9,126,966
Total Investments in Securities	$407,834,175	$—	$—	$407,834,175

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Emerging Markets Equity Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 93.2% †
Argentina 0.7%
Grupo Financiero Galicia S.A., ADR (Banks)	42,000	$1,071,840
MercadoLibre, Inc. (Internet & Direct Marketing Retail) (a)	5,400	2,741,742
		3,813,582
Brazil 5.3%
Ambev S.A. (Beverages)	24,400	104,883
Azul S.A., ADR (Airlines) (a)(b)	50,000	1,460,500
B3 S.A. - Brasil Bolsa Balcao (Capital Markets)	45,600	374,084
Banco do Brasil S.A. (Banks)	385,800	4,800,638
Banco Santander Brasil S.A. (Banks)	71,200	799,587
Camil Alimentos S.A. (Food Products)	125,600	218,457
CCR S.A. (Transportation Infrastructure)	362,200	1,086,040
Centrais Eletricas Brasileiras S.A. (Electric Utilities) (a)	76,400	715,930
Cia Energetica de Minas Gerais (Electric Utilities)	56,300	240,134
Cia Siderurgica Nacional S.A. (Metals & Mining) (a)	18,500	76,781
Construtora Tenda S.A. (Household Durables)	162,200	699,282
Cosan S.A. (Oil, Gas & Consumable Fuels)	91,300	994,533
IRB Brasil Resseguros S.A. (Insurance)	32,900	766,758
JBS S.A. (Food Products)	236,300	960,807
Light S.A. (Electric Utilities)	79,800	418,836
Localiza Rent a Car S.A. (Road & Rail)	170,000	1,435,427
Magazine Luiza S.A. (Multiline Retail)	38,000	1,677,577
Minerva S.A. (Food Products) (a)	336,100	603,467
Notre Dame Intermedica Participacoes S.A. (Health Care Providers & Services)	135,000	1,130,933
Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels)	24,400	194,123
Rumo S.A. (Road & Rail) (a)	310,000	1,516,212
SLC Agricola S.A. (Food Products)	65,200	683,748
Sul America S.A. (Insurance)	87,600	666,730
Suzano Papel E Celulose S.A. (Paper & Forest Products)	101,900	1,211,500
Tupy S.A. (Auto Components)	35,600	164,755
Vale S.A. (Metals & Mining)	384,075	4,995,962
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A. (Commercial Services & Supplies)	23,800	117,196
		28,114,880
China 35.2%
Agricultural Bank of China, Ltd., Class H (Banks)	3,524,000	1,625,091
Aier Eye Hospital Group Co., Ltd., Class A (Health Care Providers & Services)	300,916	1,522,446
Alibaba Group Holding, Ltd., Sponsored ADR (Internet & Direct Marketing Retail) (a)	132,097	24,101,098
Anhui Conch Cement Co., Ltd., Class H (Construction Materials)	809,500	4,944,684
ANTA Sports Products, Ltd. (Textiles, Apparel & Luxury Goods)	300,000	2,040,777
Autohome, Inc., ADR (Interactive Media & Services) (a)(b)	9,600	1,009,152
BAIC Motor Corp., Ltd., Class H (Automobiles) (c)	1,795,000	1,173,046
Baidu, Inc., Sponsored ADR (Interactive Media & Services) (a)	9,300	1,533,105
Bank of China, Ltd., Class H (Banks)	5,934,000	2,691,105
Bank of Communications Co., Ltd., Class H (Banks)	1,627,000	1,332,698
Baozun, Inc., ADR (Internet & Direct Marketing Retail) (a)(b)	58,000	2,409,320
Beijing Enterprises Holdings, Ltd. (Gas Utilities)	198,500	1,125,262
Beijing Enterprises Water Group, Ltd. (Water Utilities) (a)	3,200,000	1,977,083
China Cinda Asset Management Co., Ltd., Class H (Capital Markets)	1,382,000	383,794
China Communications Construction Co., Ltd., Class H (Construction & Engineering)	1,160,000	1,199,906
China Communications Services Corp., Ltd., Class H (Diversified Telecommunication Services)	1,138,000	1,014,784
China Construction Bank Corp., Class H (Banks)	11,596,100	9,941,687
China Everbright Bank Co., Ltd., Class H (Banks)	692,000	327,049
China Evergrande Group (Real Estate Management & Development) (b)	398,000	1,323,295
China Huarong Asset Management Co., Ltd., Class H (Capital Markets) (c)	3,927,000	835,431
China Lumena New Materials Corp. (Chemicals) (a)(d)(e)(f)	260,000	0
China Merchants Bank Co., Ltd., Class H (Banks)	1,600,000	7,775,846
China Mobile, Ltd. (Wireless Telecommunication Services)	812,500	8,280,307
China National Building Material Co., Ltd., Class H (Construction Materials)	598,000	471,547
China Overseas Land & Investment, Ltd. (Real Estate Management & Development)	800,000	3,036,962
China Petroleum & Chemical Corp., Class H (Oil, Gas & Consumable Fuels)	3,830,000	3,020,108
China Railway Construction Corp., Ltd., Class H (Construction & Engineering)	409,500	536,266
China Railway Group, Ltd., Class H (Construction & Engineering)	3,350,000	3,055,561
China Shenhua Energy Co., Ltd., Class H (Oil, Gas & Consumable Fuels)	201,500	459,474
China Telecom Corp., Ltd., Class H (Diversified Telecommunication Services)	2,496,000	1,386,322
China Travel International Investment Hong Kong, Ltd. (Hotels, Restaurants & Leisure)	1,564,000	398,474
China Vanke Co., Ltd., Class H (Real Estate Management & Development)	303,100	1,274,186
Chongqing Rural Commercial Bank Co., Ltd., Class H (Banks)	117,000	67,518
CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	1,424,000	2,666,616
COFCO Meat Holdings, Ltd. (Food Products) (a)	483,000	175,358
Contemporary Amperex Technology Co., Ltd., Class A (Electrical Equipment) (a)	64,991	822,034
COSCO SHIPPING Ports, Ltd. (Transportation Infrastructure)	280,000	302,473
Country Garden Holdings Co., Ltd. (Real Estate Management & Development)	359,000	560,684
Country Garden Services Holdings Co., Ltd. (Commercial Services & Supplies) (a)	800,183	1,490,287
Ctrip.com International, Ltd., ADR (Internet & Direct Marketing Retail) (a)	7,700	336,413
Dongfeng Motor Group Co., Ltd., Class H (Automobiles)	634,000	634,812
Future Land Development Holdings, Ltd. (Real Estate Management & Development)	2,000,000	2,476,449
Geely Automobile Holdings, Ltd. (Automobiles)	200,000	382,168
Haitong Securities Co., Ltd., Class H (Capital Markets)	593,600	768,282
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Electronic Equipment, Instruments & Components)	420,366	2,193,720
Hundsun Technologies, Inc., Class A (Software)	10,000	130,294
Industrial & Commercial Bank of China, Ltd., Class H (Banks)	3,817,000	2,795,909
JD.com, Inc., ADR (Internet & Direct Marketing Retail) (a)	28,394	856,079
Jumei International Holding, Ltd., ADR (Internet & Direct Marketing Retail) (a)	73,900	174,404
Kunlun Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	1,800,000	1,880,267
Lenovo Group, Ltd. (Technology Hardware, Storage & Peripherals)	4,268,000	3,838,506
Longfor Group Holdings, Ltd. (Real Estate Management & Development)	392,000	1,380,748
Longi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)	604,940	2,349,474
Luxshare Precision Industry Co., Ltd., Class A (Electrical Equipment)	549,951	2,029,521
Luye Pharma Group, Ltd. (Pharmaceuticals) (b)(c)	1,381,000	1,206,843
MMG, Ltd. (Metals & Mining) (a)	1,750,000	711,151
Momo, Inc., Sponsored ADR (Interactive Media & Services) (a)	20,200	772,448
Nari Technology Co., Ltd., Class A (Electrical Equipment)	459,963	1,444,870
NetEase, Inc., ADR (Entertainment)	5,600	1,352,120
New China Life Insurance Co., Ltd., Class H (Insurance)	167,800	855,037
Noah Holdings, Ltd., ADR (Capital Markets) (a)(b)	30,000	1,453,800
Petrochina Co., Ltd., Class H (Oil, Gas & Consumable Fuels)	4,486,000	2,908,775
PICC Property & Casualty Co., Ltd., Class H (Insurance)	1,212,000	1,377,211
Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail) (a)(b)	54,000	1,339,200
Ping An Insurance Group Co. of China, Ltd., Class H (Insurance)	1,008,000	11,287,104
PPDAI Group, Inc., ADR (Consumer Finance) (a)(b)	80,500	304,290
Sany Heavy Industry Co., Ltd., Class A (Machinery)	1,399,906	2,662,242
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H (Hotels, Restaurants & Leisure)	638,000	172,302
Shenzhen International Holdings, Ltd. (Transportation Infrastructure)	600,000	1,273,384
Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	4,444,000	1,075,625
Silergy Corp. (Semiconductors & Semiconductor Equipment)	80,000	1,194,010
Sinotruk Hong Kong, Ltd. (Machinery)	509,000	1,082,848
Springland International Holdings, Ltd. (Food & Staples Retailing)	391,000	80,193
Sunac China Holdings, Ltd. (Real Estate Management & Development) (b)	322,000	1,603,857
Sunny Optical Technology Group Co., Ltd. (Electronic Equipment, Instruments & Components)	130,000	1,552,558
TAL Education Group, ADR (Diversified Consumer Services) (a)	66,000	2,381,280
Tencent Holdings, Ltd. (Interactive Media & Services)	576,600	26,516,423
Tencent Music Entertainment Group, Sponsored ADR (Software) (a)(e)	70	1,267
Tianneng Power International, Ltd. (Auto Components)	192,000	172,679
Weichai Power Co., Ltd., Class H (Machinery)	372,000	594,256
Weiqiao Textile Co., Ltd., Class H (Textiles, Apparel & Luxury Goods)	193,000	76,463
Zhejiang Dingli Machinery Co., Ltd., Class A (Machinery)	99,775	1,231,709
		187,201,827
Colombia 0.2%
Ecopetrol S.A. (Oil, Gas & Consumable Fuels)	843,823	903,898

Greece 0.1%
FF Group (Textiles, Apparel & Luxury Goods) (a)(e)(f)	19,000	102,304
Motor Oil Hellas Corinth Refineries S.A. (Oil, Gas & Consumable Fuels)	14,394	334,232
		436,536
Hong Kong 1.0%
China Metal Recycling Holdings, Ltd. (Metals & Mining) (d)(e)(f)	75,000	0
CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	1,080,000	2,008,675
SSY Group, Ltd. (Pharmaceuticals)	1,680,000	1,562,303
Texhong Textile Group, Ltd. (Textiles, Apparel & Luxury Goods)	55,500	84,559
Xinyi Glass Holdings, Ltd. (Auto Components)	1,300,000	1,490,455
		5,145,992
Hungary 0.6%
MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	188,389	2,156,475
OTP Bank Nyrt. (Banks)	23,817	1,047,943
		3,204,418
India 8.5%
Adani Ports & Special Economic Zone, Ltd. (Transportation Infrastructure)	160,000	877,200
Aurobindo Pharma, Ltd. (Pharmaceuticals)	198,717	2,256,094
Axis Bank, Ltd. (a)	294,619	3,296,841
Bajaj Finance, Ltd. (Consumer Finance)	86,000	3,749,737
Coal India, Ltd. (Oil, Gas & Consumable Fuels)	32,297	110,236
DCM Shriram, Ltd. (Chemicals)	31,508	188,116
Dewan Housing Finance Corp., Ltd. (Thrifts & Mortgage Finance)	120,792	260,590
Divi's Laboratories, Ltd. (Life Sciences Tools & Services)	29,852	736,443
Dr. Reddy's Laboratories, Ltd. (Pharmaceuticals)	21,257	853,655
GAIL India, Ltd. (Gas Utilities)	114,098	576,461
Granules India, Ltd. (Pharmaceuticals)	65,256	107,904
Graphite India, Ltd. (Electrical Equipment)	13,923	89,829
HCL Technologies, Ltd. (IT Services)	67,629	1,061,172
Hindalco Industries, Ltd. (Metals & Mining)	55,535	164,260
Hindustan Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	28,904	118,370
Hindustan Unilever, Ltd. (Household Products)	26,508	652,990
Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	54,641	1,549,115
ICICI Bank, Ltd. (Banks)	11,666	67,209
Indian Oil Corp., Ltd. (Oil, Gas & Consumable Fuels)	89,260	209,830
Infosys, Ltd. (IT Services)	454,895	4,873,336
ITC, Ltd. (Tobacco)	162,415	695,260
Jammu & Kashmir Bank, Ltd. (Banks) (a)	96,306	74,098
Larsen & Toubro, Ltd. (Construction & Engineering)	20,934	417,577
Oil & Natural Gas Corp., Ltd. (Oil, Gas & Consumable Fuels)	353,735	816,999
Petronet LNG, Ltd. (Oil, Gas & Consumable Fuels)	820,000	2,965,139
Phillips Carbon Black, Ltd. (Chemicals)	31,904	81,193
PVR, Ltd. (Entertainment)	72,000	1,711,267
Radico Khaitan, Ltd. (Beverages)	37,320	213,280
Rain Industries, Ltd. (Chemicals)	136,488	201,259
REC, Ltd. (Diversified Financial Services)	333,898	735,034
Reliance Industries, Ltd. (Oil, Gas & Consumable Fuels)	321,408	6,324,001
Reliance Infrastructure, Ltd. (Electric Utilities)	255,844	503,009
Shree Cement, Ltd. (Construction Materials)	7,000	1,894,623
Sonata Software, Ltd. (IT Services)	22,570	110,675
State Bank of India (Banks) (a)	84,723	392,031
Tata Consultancy Services, Ltd. (IT Services)	20,317	586,561
Tata Steel, Ltd. (Metals & Mining)	101,692	764,286
Tech Mahindra, Ltd. (IT Services)	330,657	3,705,840
Vedanta, Ltd. (Metals & Mining)	312,824	834,498
Wipro, Ltd. (IT Services)	71,393	262,590
Zensar Technologies, Ltd. (Software)	22,361	74,241
		45,162,849
Indonesia 1.7%
Bank Rakyat Indonesia Persero Tbk PT (Banks)	18,880,300	5,462,559
Bank Tabungan Negara Persero Tbk (Banks)	3,964,900	679,379
PT Bank Negara Indonesia Persero Tbk (Banks)	1,784,000	1,177,640
PT Bukit Asam Tbk (Oil, Gas & Consumable Fuels)	1,019,000	300,548
PT Gudang Garam Tbk (Tobacco)	119,600	698,787
PT Indah Kiat Pulp & Paper Corp. Tbk (Paper & Forest Products)	1,030,400	622,292
PT Indofood Sukses Makmur Tbk (Food Products)	434,000	194,294
Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	300,000	83,216
		9,218,715
Malaysia 0.6%
AMMB Holdings BHD (Banks)	626,000	699,219
Bernaz Auto Bhd (Specialty Retail)	171,600	94,995
Malaysian Pacific Industries Bhd (Semiconductors & Semiconductor Equipment)	31,800	77,893
PPB Group BHD (Food Products)	49,100	220,334
Public Bank BHD (Banks)	260,000	1,474,978
VS Industry BHD (Electronic Equipment, Instruments & Components)	3,030,700	794,329
		3,361,748
Mexico 1.9%
Aleatica, S.A.B. de C.V. (Transportation Infrastructure)	78,300	85,116
America Movil S.A.B. de C.V., Series L (Wireless Telecommunication Services)	218,300	155,991
Banco Santander Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero Santander, Class B (Banks)	816,000	1,114,471
Fibra Uno Administracion S.A. de C.V. (Equity Real Estate Investment Trusts)	856,000	1,179,686
Fomento Economico Mexicano S.A.B. de C.V. (Beverages)	31,900	294,048
Gentera S.A.B. de C.V. (Consumer Finance)	66,200	51,465
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Transportation Infrastructure)	100,000	1,616,053
Grupo Financiero Banorte S.A.B. de C.V. (Banks)	961,100	5,221,365
Nemak S.A.B. de C.V. (Auto Components) (b)(c)	153,000	88,520
Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	29,900	79,933
		9,886,648
Peru 0.8%
Credicorp, Ltd. (Banks)	9,500	2,279,525
Southern Copper Corp. (Metals & Mining)	46,000	1,825,280
		4,104,805
Philippines 1.1%
Alliance Global Group, Inc. (Industrial Conglomerates)	691,400	212,779
Ayala Land, Inc. (Real Estate Management & Development)	3,250,000	2,778,994
DMCI Holdings, Inc. (Industrial Conglomerates)	291,500	66,616
Globe Telecom, Inc. (Wireless Telecommunication Services)	24,156	891,532
Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	290,000	1,750,714
Metro Pacific Investments Corp. (Diversified Financial Services)	1,820,300	168,129
		5,868,764
Poland 1.6%
Alior Bank S.A. (Banks) (a)	60,000	933,740
Asseco Poland S.A. (Software)	31,108	420,510
CD Projekt S.A. (Entertainment) (a)	45,547	2,372,610
Ciech S.A. (Chemicals)	4,778	66,766
Dino Polska S.A. (Food & Staples Retailing) (a)(c)	68,000	2,143,043
Enea S.A. (Electric Utilities) (a)	167,229	381,115
Energa S.A. (Electric Utilities) (a)	59,028	132,680
Grupa Lotos S.A. (Oil, Gas & Consumable Fuels)	48,730	1,058,520
PGE Polska Grupa Energetyczna S.A. (Electric Utilities) (a)	136,925	354,491
Tauron Polska Energia S.A. (Electric Utilities) (a)	927,724	489,064
		8,352,539
Republic of Korea 11.9%
Celltrion, Inc. (Biotechnology) (a)	2,476	394,816
CJ CheilJedang Corp. (Food Products)	393	111,831
Cosmax, Inc. (Personal Products)	17,000	2,268,963
Coway Co., Ltd. (Household Durables)	2,450	203,969
Daelim Industrial Co., Ltd. (Construction & Engineering)	9,785	831,005
DGB Financial Group, Inc. (Banks)	95,730	689,027
Dongwon Industries Co., Ltd. (Food Products)	664	136,298
Doosan Bobcat, Inc. (Machinery)	2,816	76,658
Fila Korea, Ltd. (Textiles, Apparel & Luxury Goods)	18,681	1,283,691
GS Engineering & Construction Corp. (Construction & Engineering)	28,923	1,085,472
GS Holdings Corp. (Oil, Gas & Consumable Fuels)	2,423	112,708
GS Home Shopping, Inc. (Internet & Direct Marketing Retail)	2,705	426,328
Hana Financial Group, Inc. (Banks)	36,859	1,181,982
Hanwha Chemical Corp. (Chemicals)	5,027	92,560
Hanwha Corp. (Industrial Conglomerates)	23,531	630,202
Hyundai Glovis Co., Ltd. (Air Freight & Logistics)	889	100,640
Hyundai Heavy Industries Holdings Co., Ltd. (Machinery)	2,098	615,482
Hyundai Home Shopping Network Corp. (Internet & Direct Marketing Retail)	1,770	169,967
Hyundai Marine & Fire Insurance Co., Ltd. (Insurance)	42,968	1,434,664
Hyundai Mobis Co., Ltd. (Auto Components)	3,231	593,484
Hyundai Motor Co. (Automobiles)	6,586	693,355
Industrial Bank of Korea (Banks)	71,239	881,780
KB Financial Group, Inc. (Banks)	18,836	694,464
Kia Motors Corp. (Automobiles)	45,454	1,415,557
Koh Young Technology, Inc. (Semiconductors & Semiconductor Equipment)	16,000	1,205,180
Korea Gas Corp. (Gas Utilities)	12,323	489,620
Korea Investment Holdings Co., Ltd. (Capital Markets)	36,000	1,969,518
KT&G Corp. (Tobacco)	16,219	1,478,871
LF Corp. (Textiles, Apparel & Luxury Goods)	15,405	339,287
LG Chem, Ltd. (Chemicals)	6,000	1,934,631
LG Household & Health Care, Ltd. (Personal Products)	1,300	1,622,853
Lotte Chemical Corp. (Chemicals)	813	208,067
Maeil Dairies Co., Ltd. (Food Products)	995	75,824
Medy-Tox, Inc. (Biotechnology)	1,990	1,023,489
NAVER Corp. (Interactive Media & Services)	5,459	596,349
NCSoft Corp. (Entertainment)	4,479	1,957,171
Orange Life Insurance, Ltd. (Insurance) (c)	24,506	777,214
Osstem Implant Co., Ltd. (Health Care Equipment & Supplies) (a)	26,000	1,239,186
POSCO (Metals & Mining)	8,079	1,800,711
Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	466,470	18,348,943
Samsung Engineering Co., Ltd. (Construction & Engineering) (a)	100,000	1,418,377
SFA Engineering Corp. (Electronic Equipment, Instruments & Components)	18,941	722,531
Shinhan Financial Group Co., Ltd. (Banks)	20,239	748,866
SK Holdings Co., Ltd. (Industrial Conglomerates)	1,501	357,696
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	58,518	3,825,246
SK Materials Co., Ltd. (Chemicals)	10,800	1,613,673
SK Telecom Co., Ltd. (Wireless Telecommunication Services)	8,312	1,841,659
SKCKOLONPl, Inc. (Chemicals)	30,000	803,453
Woori Financial Group, Inc. (Banks)	80,955	980,646
		63,503,964
Romania 0.1%
NEPI Rockcastle PLC (Real Estate)	53,274	448,382

Russia 3.7%
Gazprom PAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	469,333	2,121,385
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	18,898	1,689,670
Magnit PJSC (Food & Staples Retailing)	10,431	147,077
MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	74,971	1,576,265
Mobile TeleSystems PJSC, Sponsored ADR (Wireless Telecommunication Services)	40,600	306,936
Polymetal International PLC (Metals & Mining)	160,000	1,801,340
Rosneft Oil Co. PJSC, GDR (Oil, Gas & Consumable Fuels)	63,426	398,315
Sberbank of Russia PJSC, Sponsored ADR (Banks)	204,073	2,689,682
Severstal PJSC, Registered, GDR (Metals & Mining)	60,563	944,783
Surgutneftegas PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	228,893	853,771
Tatneft PJSC (Oil, Gas & Consumable Fuels)	140,000	1,605,578
Tatneft PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	11,331	781,726
TCS Group Holding PLC (Banks)	90,000	1,596,600
VTB Bank PJSC, GDR (Banks)	181,147	206,870
Yandex N.V., Class A (Interactive Media & Services) (a)	80,000	2,747,200
		19,467,198
South Africa 5.4%
Absa Group, Ltd. (Banks)	86,019	906,765
African Rainbow Minerals, Ltd. (Metals & Mining)	66,157	778,088
AngloGold Ashanti, Ltd. (Metals & Mining)	211,251	2,805,065
Ascendis Health, Ltd. (Pharmaceuticals) (a)	285,724	69,111
Assore, Ltd. (Metals & Mining)	15,316	396,998
Astral Foods, Ltd. (Food Products)	33,120	384,896
Bidvest Group, Ltd. (Industrial Conglomerates)	80,000	1,072,858
Capitec Bank Holdings, Ltd. (Banks)	38,000	3,555,375
Discovery, Ltd. (Insurance)	80,000	758,486
EOH Holdings, Ltd. (IT Services) (a)	137,473	99,088
Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	101,182	1,152,509
Harmony Gold Mining Co., Ltd. (Metals & Mining) (a)	382,188	716,234
Investec, Ltd. (Capital Markets)	107,404	627,806
Kumba Iron Ore, Ltd. (Metals & Mining)	3,321	99,040
Liberty Holdings, Ltd. (Insurance)	63,912	447,511
Naspers, Ltd. (Internet & Direct Marketing Retail)	56,017	12,936,428
Nedbank Group, Ltd. (Banks)	19,486	339,299
Old Mutual, Ltd. (Insurance) (b)	240,633	364,733
Standard Bank Group, Ltd. (Banks)	71,288	915,164
Telkom S.A. SOC, Ltd. (Diversified Telecommunication Services)	94,332	476,735
		28,902,189
Taiwan 10.3%
Accton Technology Corp. (Communications Equipment)	500,000	2,019,760
Airtac International Group (Machinery)	150,000	1,941,889
Asia Cement Corp. (Construction Materials)	927,000	1,206,103
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	80,000	1,832,547
Chailease Holding Co., Ltd. (Diversified Financial Services)	960,400	3,926,296
China Life Insurance Co., Ltd. (Insurance)	1,400,000	1,187,846
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	259,000	596,648
Coretronic Corp. (Electronic Equipment, Instruments & Components)	414,000	652,825
CTBC Financial Holding Co., Ltd. (Banks)	1,599,000	1,060,968
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	201,000	1,036,939
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	130,000	145,520
E.Sun Financial Holding Co., Ltd. (Banks)	533	411
Elan Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	216,000	620,237
Elite Material Co., Ltd. (Electronic Equipment, Instruments & Components)	202,000	698,009
Far Eastern New Century Corp. (Industrial Conglomerates)	445,000	439,651
Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	735,000	877,598
Giant Manufacturing Co., Ltd. (Leisure Products)	239,000	1,706,007
Globalwafers Co., Ltd. (Semiconductors & Semiconductor Equipment)	73,000	717,672
Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	375,892	896,418
Momo.com, Inc. (Internet & Direct Marketing Retail)	13,000	107,347
Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	132,000	848,007
Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	922,000	1,123,314
Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	196,000	627,037
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	134,000	791,291
Ruentex Industries, Ltd. (Textiles, Apparel & Luxury Goods)	394,600	1,035,776
Shanghai Commercial & Savings Bank, Ltd. (Banks)	799,000	1,262,514
Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment) (a)	285,000	623,254
Taidoc Technology Corp. (Health Care Equipment & Supplies)	87,000	474,230
Taiwan Cement Corp. (Construction Materials)	1,050,500	1,405,984
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	2,456,000	19,563,213
Taiwan Surface Mounting Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	375,000	607,753
TCI Co., Ltd. (Personal Products)	12,870	176,218
Uni-President Enterprises Corp. (Food Products)	237,000	575,189
Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	670,000	643,468
United Integrated Services Co., Ltd. (Construction & Engineering)	174,000	612,547
Walsin Technology Corp. (Electronic Equipment, Instruments & Components)	118,000	765,724
Yuanta Financial Holding Co., Ltd. (Capital Markets)	2,244,000	1,277,792
Zhen Ding Technology Holding, Ltd. (Electronic Equipment, Instruments & Components)	234,000	726,588
		54,810,590
Thailand 1.7%
Advanced Info Service PCL, NVDR (Wireless Telecommunication Services)	180,000	1,043,643
Bangkok Bank PCL, NVDR (Banks)	11,500	75,012
BTS Group Holdings PCL, NVDR (Road & Rail)	207,500	71,924
Charoen Pokphand Foods PCL, NVDR (Food Products)	1,350,800	1,085,407
CP ALL PCL, NVDR (Food & Staples Retailing)	1,150,000	2,708,760
Energy Absolute PCL, NVDR (Independent Power & Renewable Electricity Producers)	1,300,000	1,966,283
Indorama Ventures PCL, NVDR (Chemicals)	50,000	78,383
PTT Global Chemical PCL, NVDR (Chemicals)	542,700	1,150,042
PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	351,600	531,804
Sri Trang Agro-Industry PCL (Auto Components)	221,800	89,461
Thai Union Group PCL, NVDR (Food Products)	452,600	275,254
		9,075,973
Turkey 0.5%
BIM Birlesik Magazalar A/S (Food & Staples Retailing)	10,000	136,669
Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	487,787	797,887
Otokar Otomotiv Ve Savunma Sanayi A/S (Machinery)	4,772	89,783
Soda Sanayii A/S (Chemicals)	366,523	493,036
Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	120,873	262,103
Turkiye Halk Bankasi A/S (Banks)	585,377	669,842
Turkiye Sise ve Cam Fabrikalari A/S (Industrial Conglomerates)	133,656	139,757
		2,589,077
United Arab Emirates 0.3%
NMC Health PLC (Health Care Providers & Services)	48,000	1,427,902
Total Common Stocks (Cost $466,887,960)		495,002,476

Exchange-Traded Funds 1.0%
United States 1.0%
iShares MSCI Emerging Markets ETF (Capital Markets)	50,875	2,183,555
iShares MSCI Qatar ETF (Capital Markets)	79,534	1,471,379
Xtrackers Harvest CSI 300 China A-Shares ETF (Capital Markets) (b)	66,113	1,899,426
Total Exchange-Traded Funds (Cost $5,555,178)		5,554,360

Preferred Stocks 4.2%
Brazil 3.0%
Banco Bradesco S.A. 2.72% (Banks)	104,500	1,146,061
Banco do Estado do Rio Grande do Sul S.A. 8.42% Class B (Banks)	91,500	565,310
Braskem S.A. 3.83% Class A (Chemicals)	77,300	1,004,909
Centrais Eletricas Brasileiras S.A. 0.00% Class B (Electric Utilities) (a)	69,100	668,172
Cia Energetica de Minas Gerais 4.46% (Electric Utilities)	145,300	515,834
Cia Paranaense de Energia 3.20% Class B (Electric Utilities)	57,000	529,914
Itau Unibanco Holding S.A. 4.32% (Banks)	561,095	4,934,042
Itausa - Investimentos Itau S.A. 3.50% (Banks)	22,600	69,150
Petroleo Brasileiro S.A. 3.21% (Oil, Gas & Consumable Fuels)	153,600	1,100,800
Petroleo Brasileiro S.A. 5.04% (Oil, Gas & Consumable Fuels)	730,000	5,231,665
		15,765,857
Republic of Korea 1.2%
Hyundai Motor Co. 5.04% (Automobiles)	7,341	493,453
Hyundai Motor Co. 5.51% (Automobiles)	8,557	521,667
LG Chem, Ltd. 2.83% (Chemicals)	5,374	984,752
LG Household & Health Care, Ltd. 1.31% (Personal Products)	129	95,008
Samsung Electronics Co., Ltd. 0.00% (Technology Hardware, Storage & Peripherals)	71,560	2,285,305
Samsung Electronics Co., Ltd. 2.82% (Technology Hardware, Storage & Peripherals)	60,000	1,916,131
		6,296,316
Total Preferred Stocks (Cost $20,422,166)		22,062,173

Short-Term Investments 0.8%
Affiliated Investment Company 0.6%
MainStay U.S. Government Liquidity Fund, 2.29% (g)	3,404,829	3,404,829
Total Affiliated Investment Company (Cost $3,404,829)		3,404,829

	Principal Amount
Repurchase Agreement 0.2%
Fixed Income Clearing Corp. 0.5%, dated 3/29/19 due 4/1/19 Proceeds at Maturity $912,908 (Collateralized by a United States Treasury Note with a rate of 2.375% and a maturity date of 3/15/22, with a Principal Amount of $930,000 and a Market Value of $936,068)	$912,870	912,870
Total Repurchase Agreement (Cost $912,870)		912,870
Total Short-Term Investments (Cost $4,317,699)		4,317,699

	Shares
Investment of Cash Collateral For Securities Loaned 0.7%
Unaffiliated Investment Company 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (g)	3,775,216	3,775,216
Total Investment of Cash Collateral For Securities Loaned (Cost $3,775,216)		3,775,216
Total Investments (Cost $500,958,219)	99.9%	530,711,924
Other Assets, Less Liabilities	0.1	711,692
Net Assets	100.0%	$531,423,616

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $11,087,078; the total market value of collateral held by the Portfolio was $11,344,241. The market value of the collateral held includes non-cash collateral in the form of U.S. Treasury securities with a value of $7,569,025.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, the total market value of the fair valued securities was $103,571, which represented less than one-tenth of a percent of the Portfolio's net assets.
(f)	Illiquid security - As of March 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $102,304, which represented less than one-tenth of a percent of the Portfolio's net assets.
(g)	Current yield as of March 31, 2019.

As of March 31, 2019, the Portfolio held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	320,524	TRY	1,800,000	Nomura International PLC	4/1/19	$(2,317)
Total unrealized depreciation						(2,317)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
TRY	—Turkish Lira
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks (b)	$494,898,905	$103,571	$0	$495,002,476
Exchange-Traded Funds	5,554,360	—	—	5,554,360
Preferred Stocks	22,062,173	—	—	22,062,173
Short-Term Investments
Affiliated Investment Company	3,404,829	—	—	3,404,829
Repurchase Agreement	—	912,870	—	912,870
Total Short-Term Investments	3,404,829	912,870	—	4,317,699
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	3,775,216	—	—	3,775,216
Total Investments in Securities	$529,695,483	$1,016,441	$0	$530,711,924

Liability Valuation Inputs

Other Financial Instruments
Foreign Currency Forward Contracts (c)	$—	$(2,317)	$—	$(2,317)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $0 and $0 are held in China and Hong Kong, respectively, within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of March 31, 2019
Common Stocks
China	$0	$-	$-	$-	$-	$-	$-	$-	$0	$-
Hong Kong	0	-	-	-	-	-	-	-	0	-
Total	$0	$-	$-	$-	$-	$-	$-	$-	$0	$-

MainStay VP Epoch U.S. Equity Yield Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 97.4% †
Aerospace & Defense 4.7%
Boeing Co.	36,863	$14,060,285
General Dynamics Corp.	43,606	7,381,624
Lockheed Martin Corp.	42,258	12,684,161
Raytheon Co.	39,111	7,121,331
United Technologies Corp.	67,882	8,749,311
		49,996,712
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	60,240	6,731,218

Banks 3.5%
BB&T Corp.	151,949	7,070,187
M&T Bank Corp.	51,249	8,047,118
People's United Financial, Inc.	443,261	7,287,211
U.S. Bancorp	190,161	9,163,858
Wells Fargo & Co.	106,544	5,148,206
		36,716,580
Beverages 3.1%
Coca-Cola Co.	167,234	7,836,585
Coca-Cola European Partners PLC	178,023	9,210,910
Molson Coors Brewing Co., Class B	84,965	5,068,162
PepsiCo., Inc.	87,663	10,743,101
		32,858,758
Biotechnology 1.8%
AbbVie, Inc.	132,169	10,651,500
Amgen, Inc.	41,808	7,942,684
		18,594,184
Capital Markets 2.4%
BlackRock, Inc.	26,074	11,143,246
CME Group, Inc.	84,516	13,909,643
		25,052,889
Chemicals 2.7%
DowDuPont, Inc.	238,877	12,734,533
LyondellBasell Industries N.V., Class A	93,507	7,862,068
Nutrien, Ltd.	155,096	8,182,865
		28,779,466
Commercial Services & Supplies 2.7%
Deluxe Corp.	99,351	4,343,626
Republic Services, Inc.	141,160	11,346,441
Waste Management, Inc.	124,077	12,892,841
		28,582,908
Communications Equipment 1.4%
Cisco Systems, Inc.	280,072	15,121,087

Containers & Packaging 0.8%
Bemis Co., Inc.	146,555	8,130,871

Distributors 0.6%
Genuine Parts Co.	57,992	6,496,844

Diversified Telecommunication Services 4.1%
AT&T, Inc.	463,941	14,549,190
BCE, Inc.	229,722	10,197,359
Verizon Communications, Inc.	323,230	19,112,590
		43,859,139
Electric Utilities 10.3%
Alliant Energy Corp.	131,270	6,186,755
American Electric Power Co., Inc.	150,151	12,575,146
Duke Energy Corp.	178,923	16,103,070
Entergy Corp.	199,594	19,087,174
Evergy, Inc.	117,333	6,811,181
Eversource Energy	142,059	10,079,086
FirstEnergy Corp.	447,307	18,612,444
Pinnacle West Capital Corp.	90,810	8,679,620
PPL Corp.	344,808	10,944,206
		109,078,682
Electrical Equipment 2.7%
Eaton Corp. PLC	185,666	14,957,253
Emerson Electric Co.	200,995	13,762,128
		28,719,381
Equity Real Estate Investment Trusts 3.4%
Iron Mountain, Inc.	328,175	11,637,085
Public Storage	35,065	7,636,456
Welltower, Inc.	220,282	17,093,883
		36,367,424

Food & Staples Retailing 1.0%
Walmart, Inc.	105,195	10,259,668

Food Products 0.5%
Campbell Soup Co.	151,949	5,793,815

Health Care Equipment & Supplies 0.7%
Medtronic PLC	80,919	7,370,103

Health Care Providers & Services 1.1%
CVS Health Corp.	74,626	4,024,580
UnitedHealth Group, Inc.	31,468	7,780,778
		11,805,358
Hotels, Restaurants & Leisure 2.6%
Brinker International, Inc.	104,746	4,648,628
Las Vegas Sands Corp.	182,969	11,153,790
McDonald's Corp.	61,139	11,610,296
		27,412,714

Household Durables 0.7%
Leggett & Platt, Inc.	177,124	7,478,175

Household Products 3.0%
Colgate-Palmolive Co.	84,516	5,792,727
Kimberly-Clark Corp.	100,700	12,476,730
Procter & Gamble Co.	129,921	13,518,280
		31,787,737
Industrial Conglomerates 2.5%
3M Co.	75,075	15,599,084
Honeywell International, Inc.	66,084	10,502,069
		26,101,153
Insurance 5.7%
Allianz S.E., Sponsored ADR	503,501	11,182,757
Arthur J. Gallagher & Co.	221,630	17,309,303
Marsh & McLennan Cos., Inc.	86,314	8,104,885
MetLife, Inc.	294,908	12,554,234
Travelers Cos., Inc.	79,571	10,913,958
		60,065,137
IT Services 2.1%
Automatic Data Processing, Inc.	38,661	6,175,708
International Business Machines Corp.	52,597	7,421,437
Paychex, Inc.	102,948	8,256,429
		21,853,574
Metals & Mining 0.6%
Reliance Steel & Aluminum Co.	69,681	6,289,407

Multi-Utilities 6.1%
Ameren Corp.	216,685	15,937,182
Black Hills Corp.	95,755	7,092,573
CMS Energy Corp.	166,335	9,238,246
Dominion Energy, Inc.	152,848	11,717,328
NiSource, Inc.	216,685	6,210,192
WEC Energy Group, Inc.	186,565	14,753,560
		64,949,081
Multiline Retail 1.0%
Target Corp.	129,471	10,391,342

Oil, Gas & Consumable Fuels 6.6%
Chevron Corp.	86,764	10,687,590
Enterprise Products Partners, L.P.	469,335	13,657,648
Exxon Mobil Corp.	155,096	12,531,757
Magellan Midstream Partners, L.P.	143,857	8,722,050
Occidental Petroleum Corp.	140,710	9,315,002
Royal Dutch Shell PLC, Class A, Sponsored ADR	231,970	14,519,002
		69,433,049
Pharmaceuticals 4.5%
Johnson & Johnson	111,489	15,585,047
Merck & Co., Inc.	184,767	15,367,072
Pfizer, Inc.	385,268	16,362,332
		47,314,451
Semiconductors & Semiconductor Equipment 5.0%
Analog Devices, Inc.	112,388	11,831,085
Broadcom, Inc.	19,330	5,812,724
Intel Corp.	124,077	6,662,935
Maxim Integrated Products, Inc.	115,985	6,166,923
Microchip Technology, Inc. (a)	71,479	5,929,898
Texas Instruments, Inc.	160,491	17,023,280
		53,426,845
Software 2.1%
Microsoft Corp.	141,609	16,701,366
Oracle Corp.	110,141	5,915,673
		22,617,039
Specialty Retail 0.9%
Home Depot, Inc.	49,451	9,489,152

Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc.	47,652	9,051,497

Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.	367,286	6,567,074

Tobacco 3.8%
Altria Group, Inc.	266,586	15,310,034
British American Tobacco PLC, Sponsored ADR	266,136	11,103,194
Philip Morris International, Inc.	152,848	13,510,235
		39,923,463
Trading Companies & Distributors 0.6%
Watsco, Inc.	41,687	5,969,995

Total Common Stocks (Cost $935,344,902)		1,030,435,972

Short-Term Investment 2.0%
Affiliated Investment Company 2.0%
MainStay U.S. Government Liquidity Fund, 2.29% (b)	20,903,650	20,903,650
Total Short-Term Investment (Cost $20,903,650)		20,903,650
Total Investments (Cost $956,248,552)	99.4%	1,051,339,622
Other Assets, Less Liabilities	0.6	6,560,056
Net Assets	100.0%	$1,057,899,678

†	Percentages indicated are based on Portfolio net assets.
(a)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $5,742,580 and the Portfolio received non-cash collateral in the form of U.S. Treasury securities with a value of $5,884,433.
(b)	Current yield as of March 31, 2019.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$1,030,435,972	$—	$—	$1,030,435,972
Short-Term Investment
Affiliated Investment Company	20,903,650	—	—	20,903,650
Total Investments in Securities	$1,051,339,622	$—	$—	$1,051,339,622

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Epoch U.S. Small Cap Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 85.6% †
Aerospace & Defense 2.6%
Hexcel Corp.	157,153	$10,868,701

Auto Components 3.0%
Dorman Products, Inc. (a)	68,738	6,055,130
LCI Industries	80,219	6,162,424
		12,217,554
Banks 6.5%
Bank OZK	368,540	10,680,289
Horizon Bancorp, Inc.	272,809	4,389,497
Texas Capital Bancshares, Inc. (a)	146,516	7,998,308
Western Alliance Bancorp (a)	89,738	3,682,848
		26,750,942
Building Products 1.8%
American Woodmark Corp. (a)	88,390	7,303,666

Capital Markets 1.2%
Artisan Partners Asset Management, Inc., Class A	145,760	3,668,779
Pzena Investment Management, Inc., Class A	175,186	1,417,255
		5,086,034
Chemicals 2.5%
Element Solutions, Inc. (a)	198,952	2,009,415
Valvoline, Inc.	455,132	8,447,250
		10,456,665
Commercial Services & Supplies 1.8%
Casella Waste Systems, Inc., Class A (a)	184,270	6,552,641
US Ecology, Inc.	13,248	741,623
		7,294,264
Construction & Engineering 1.2%
Comfort Systems USA, Inc.	91,263	4,781,269

Construction Materials 1.6%
Summit Materials, Inc., Class A (a)	424,271	6,733,181

Consumer Finance 1.6%
Credit Acceptance Corp. (a)	14,682	6,635,236

Distributors 0.7%
Pool Corp.	16,778	2,767,867

Electronic Equipment, Instruments & Components 2.1%
Coherent, Inc. (a)	60,674	8,598,719

Energy Equipment & Services 1.7%
Core Laboratories N.V.	101,123	6,970,408

Equity Real Estate Investment Trusts 3.3%
GEO Group, Inc.	379,027	7,277,318
Ryman Hospitality Properties, Inc.	77,003	6,332,727
		13,610,045
Food & Staples Retailing 2.3%
Casey's General Stores, Inc.	72,809	9,375,615

Food Products 3.2%
B&G Foods, Inc. (b)	307,566	7,510,762
J & J Snack Foods Corp.	34,587	5,493,799
		13,004,561
Health Care Equipment & Supplies 0.8%
LeMaitre Vascular, Inc.	103,221	3,199,851

Health Care Providers & Services 7.4%
Encompass Health Corp.	140,074	8,180,322
Molina Healthcare, Inc. (a)	69,363	9,846,771
Tivity Health, Inc. (a)	75,355	1,323,234
Universal Health Services, Inc., Class B	81,648	10,922,053
		30,272,380
Hotels, Restaurants & Leisure 5.5%
Cedar Fair, L.P.	97,367	5,123,452
Choice Hotels International, Inc.	50,187	3,901,537
Eldorado Resorts, Inc. (a)	116,704	5,448,910
Extended Stay America, Inc.	455,133	8,169,637
		22,643,536
Internet & Direct Marketing Retail 2.5%
PetMed Express, Inc. (b)	259,325	5,907,423
Stamps.com, Inc. (a)	53,333	4,341,840
		10,249,263
IT Services 1.7%
MAXIMUS, Inc.	100,824	7,156,487

Life Sciences Tools & Services 4.9%
Bruker Corp.	257,378	9,893,610
Charles River Laboratories International, Inc. (a)	71,161	10,336,135
		20,229,745
Machinery 7.5%
Kadant, Inc.	26,966	2,371,929
Middleby Corp. (a)	39,251	5,103,808
Timken Co.	138,727	6,051,272
Toro Co.	85,393	5,878,454
Woodward, Inc.	118,652	11,258,888
		30,664,351
Metals & Mining 1.3%
Compass Minerals International, Inc.	99,176	5,392,199

Oil, Gas & Consumable Fuels 0.5%
Magnolia Oil & Gas Corp. (a)(b)	174,232	2,090,784

Real Estate Management & Development 1.3%
Howard Hughes Corp. (a)	49,738	5,471,180

Road & Rail 2.0%
Genesee & Wyoming, Inc., Class A (a)	93,783	8,172,251

Semiconductors & Semiconductor Equipment 5.1%
Advanced Energy Industries, Inc. (a)	105,768	5,254,554
Universal Display Corp.	102,322	15,639,918
		20,894,472
Software 2.8%
LogMeIn, Inc.	124,644	9,983,985
QAD, Inc., Class A	31,760	1,367,903
		11,351,888
Textiles, Apparel & Luxury Goods 2.2%
Carter's, Inc.	90,187	9,089,948

Thrifts & Mortgage Finance 2.5%
Axos Financial, Inc. (a)	223,945	6,485,447
Hingham Institution For Savings	22,864	3,932,837
		10,418,284
Trading Companies & Distributors 0.5%
Watsco, Inc.	14,831	2,123,947

Total Common Stocks (Cost $358,032,447)		351,875,293

Exchange-Traded Funds 6.9%
iShares Russell 2000 ETF	131,943	20,199,154
iShares Russell 2000 Value Index Fund (b)	68,292	8,188,211

Total Exchange-Traded Funds (Cost $28,276,887)		28,387,365

Short-Term Investment 7.1%
Affiliated Investment Company 7.1%
MainStay U.S. Government Liquidity Fund, 2.29% (c)	29,104,122	29,104,122

Total Short-Term Investment (Cost $29,104,122)		29,104,122

Investment of Cash Collateral For Securities Loaned 1.1%
Unaffiliated Investment Company 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (c)	4,424,497	4,424,497
Total Investment of Cash Collateral For Securities Loaned (Cost $4,424,497)		4,424,497
Total Investments (Cost $419,837,953)	100.7%	413,791,277
Other Assets, Less Liabilities	(0.7)	(3,018,364)
Net Assets	100.0%	$410,772,913

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $16,237,606; the total market value of collateral held by the Portfolio was $16,816,320. The market value of the collateral held includes non-cash collateral in the form of U.S. Treasury securities with a value of $12,391,823.
(c)	Current yield as of March 31, 2019.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$351,875,293	$—	$—	$351,875,293
Exchange-Traded Funds	28,387,365	—	—	28,387,365
Short-Term Investment
Affiliated Investment Company	29,104,122	—	—	29,104,122
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	4,424,497	—	—	4,424,497
Total Investments in Securities	$413,791,277	$—	$—	$413,791,277

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Fidelity Institutional AM® Utilities Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 96.7% †
Electric Utilities 49.2%
American Electric Power Co., Inc.	501,100	$41,967,125
Avangrid, Inc.	492,767	24,810,818
Edison International	954,339	59,092,671
Entergy Corp.	628,044	60,059,848
Evergy, Inc.	345,343	20,047,161
Exelon Corp.	2,278,777	114,235,091
FirstEnergy Corp.	1,452,518	60,439,274
NextEra Energy, Inc.	473,786	91,592,310
PG&E Corp. (a)	804,734	14,324,265
PPL Corp.	856,463	27,184,136
Southern Co.	1,712,700	88,512,336
		602,265,035
Gas Utilities 4.7%
Atmos Energy Corp.	376,800	38,784,024
Southwest Gas Holdings, Inc.	224,000	18,426,240
		57,210,264
Independent Power & Renewable Electricity Producers 8.9%
AES Corp.	829,250	14,992,840
Atlantica Yield PLC (Spain)	109,636	2,133,517
NextEra Energy Partners, L.P.	437,114	20,386,997
NRG Energy, Inc.	788,424	33,492,252
Vistra Energy Corp.	1,452,714	37,814,145
		108,819,751
Media 2.0%
Altice U.S.A., Inc., Class A	1,106,084	23,758,684

Multi-Utilities 28.0%
CenterPoint Energy, Inc.	1,130,179	34,696,495
Dominion Energy, Inc.	1,827,839	140,122,138
Public Service Enterprise Group, Inc.	1,020,484	60,626,955
Sempra Energy	856,955	107,856,356
		343,301,944
Oil, Gas & Consumable Fuels 3.4%
Cheniere Energy, Inc. (a)	344,653	23,560,479
Williams Cos., Inc.	644,972	18,523,596
		42,084,075
Water Utilities 0.5%
SJW Corp.	97,864	6,042,123

Total Common Stocks (Cost $1,025,947,469)		1,183,481,876

Short-Term Investment 3.1%
Affiliated Investment Company 3.1%
MainStay U.S. Government Liquidity Fund, 2.29% (b)	38,427,479	38,427,479
Total Short-Term Investment (Cost $38,427,479)		38,427,479
Total Investments (Cost $1,064,374,948)	99.8%	1,221,909,355
Other Assets, Less Liabilities	0.2	2,402,642
Net Assets	100.0%	$1,224,311,997

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	Current yield as of March 31, 2019.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$1,183,481,876	$—	$—	$1,183,481,876
Short-Term Investment
Affiliated Investment Company	38,427,479	—	—	38,427,479
Total Investments in Securities	$1,221,909,355	$—	$—	$1,221,909,355

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Floating Rate Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 90.8% †
Corporate Bonds 3.4%
Auto Parts & Equipment 0.2%
Cooper-Standard Automotive, Inc. 5.625%, due 11/15/26 (a)	$400,000	$351,199
Delphi Technologies PLC 5.00%, due 10/1/25 (a)	800,000	704,400
Goodyear Tire & Rubber Co. 4.875%, due 3/15/27 (b)	750,000	685,312
		1,740,911
Building Materials 0.1%
Jeld-Wen, Inc. (a)
4.625%, due 12/15/25	250,000	237,500
4.875%, due 12/15/27	330,000	311,025
		548,525
Chemicals 0.2%
Element Solutions, Inc. 5.875%, due 12/1/25 (a)	1,200,000	1,204,320
Starfruit Finco B.V. / Starfruit U.S. Holdco LLC 8.00%, due 10/1/26 (a)(b)	500,000	503,750
		1,708,070
Chemicals, Plastics & Rubber 0.2%
Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.25%, due 2/1/25 (a)	400,000	386,000
Versum Materials, Inc. 5.50%, due 9/30/24 (a)	1,050,000	1,103,813
		1,489,813
Commercial Services 0.5%
Hertz Corp. 5.875%, due 10/15/20	3,700,000	3,699,075
Refinitiv U.S. Holdings, Inc. 8.25%, due 11/15/26 (a)	500,000	490,625
		4,189,700
Communications Equipment 0.2%
CommScope Finance LLC 5.50%, due 3/1/24 (a)	1,500,000	1,534,185

Distribution & Wholesale 0.0% ‡
KAR Auction Services, Inc. 5.125%, due 6/1/25 (a)	350,000	346,063

Electric 0.7%
Clearway Energy Operating LLC 5.75%, due 10/15/25 (a)	1,630,000	1,636,112
NRG Energy, Inc. 7.25%, due 5/15/26	1,300,000	1,430,247
Vistra Energy Corp.
7.625%, due 11/1/24	1,500,000	1,586,280
8.125%, due 1/30/26 (a)	1,250,000	1,364,063
		6,016,702
Environmental Controls 0.1%
Advanced Disposal Services, Inc. 5.625%, due 11/15/24 (a)	800,000	816,000

Health Care - Services 0.0% ‡
MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (a)	170,000	169,575

Household Products & Wares 0.0% ‡
Prestige Brands, Inc. 6.375%, due 3/1/24 (a)(b)	300,000	305,250

Housewares 0.0% ‡
Scotts Miracle-Gro Co. 5.25%, due 12/15/26	200,000	197,000

Insurance 0.1%
Acrisure, LLC / Acrisure Finance, Inc. 7.00%, due 11/15/25 (a)	970,000	873,000

Machinery - Diversified 0.0% ‡
RBS Global, Inc. / Rexnord LLC 4.875%, due 12/15/25 (a)	300,000	296,250

Media 0.1%
E.W. Scripps Co. 5.125%, due 5/15/25 (a)	500,000	476,250
Salem Media Group, Inc. 6.75%, due 6/1/24 (a)	600,000	543,000
		1,019,250
Miscellaneous - Manufacturing 0.1%
Koppers, Inc. 6.00%, due 2/15/25 (a)	500,000	488,750

Oil & Gas 0.0% ‡
EP Energy LLC / Everest Acquistion Finance, Inc. 8.00%, due 2/15/25 (a)	200,000	69,000

Oil & Gas Services 0.1%
USA Compression Partners, L.P. / USA Compression Finance Corp. 6.875%, due 4/1/26	360,000	369,450

Packaging & Containers 0.3%
ARD Finance S.A. 7.125% (7.875% PIK), due 9/15/23 (c)	670,000	667,487
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.25%, due 5/15/24 (a)	600,000	632,070
Greif, Inc. 7.75%, due 8/1/19	650,000	659,750
Plastipak Holdings, Inc. 6.25%, due 10/15/25 (a)	220,000	205,700
		2,165,007
Pharmaceuticals 0.2%
Bausch Health Cos., Inc. (a)
5.50%, due 11/1/25	300,000	306,375
6.50%, due 3/15/22	1,000,000	1,035,000
		1,341,375
Pipelines 0.1%
Energy Transfer Operating, L.P. 4.25%, due 3/15/23	600,000	615,580

Real Estate 0.0% ‡
Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, due 6/1/23	300,000	279,750

Retail 0.0% ‡
PetSmart, Inc. 5.875%, due 6/1/25 (a)	200,000	167,500

Trucking & Leasing 0.2%
DAE Funding LLC 5.25%, due 11/15/21 (a)	1,700,000	1,734,000

Total Corporate Bonds (Cost $28,508,575)		28,480,706

Floating Rate Loans 77.7% (d)
Aerospace & Defense 1.2%
DAE Aviation Holdings, Inc.
CAD Term Loan TBD, due 1/23/26 (e)	310,800	310,689
2019 Term Loan B TBD, due 1/23/26 (e)	578,089	577,882
1st Lien Term Loan 6.25% (1 Month LIBOR + 3.75%), due 7/7/22	4,062,721	4,057,642
Science Applications International Corp. 2018 Term Loan B 4.249% (1 Month LIBOR + 1.75%), due 10/31/25	897,750	883,442
TransDigm, Inc.
2018 Term Loan F 4.999% (1 Month LIBOR + 2.50%), due 6/9/23	3,668,732	3,577,013
2018 Term Loan E 4.999% (1 Month LIBOR + 2.50%), due 5/30/25	990,000	962,621
		10,369,289
Automobile 2.2%
American Axle and Manufacturing, Inc. Term Loan B 4.74% (1 Month LIBOR + 2.25%), due 4/6/24	2,406,617	2,346,452
AP Exhaust Acquisition LLC 1st Lien Term Loan 7.693% (3 Month LIBOR + 5.00%), due 5/10/24	724,065	651,659
Autodata, Inc. 1st Lien Term Loan 5.749% (1 Month LIBOR + 3.25%), due 12/13/24	1,189,861	1,163,089
Belron Finance U.S. LLC
Term Loan B 4.989% (3 Month LIBOR + 2.25%), due 11/7/24	987,500	973,922
2018 Term Loan B 5.188% (3 Month LIBOR + 2.50%), due 11/13/25	997,500	986,278
Chassix, Inc. (f)
2017 1st Lien Term Loan 8.19% (3 Month LIBOR + 5.50%), due 11/15/23	727,917	722,457
2017 1st Lien Term Loan 8.38% (3 Month LIBOR + 5.50%), due 11/15/23	753,333	747,683
KAR Auction Services, Inc. Term Loan B5 5.125% (3 Month LIBOR + 2.50%), due 3/9/23	2,292,285	2,273,184
L&W, Inc. 2018 Term Loan B 6.499% (1 Month LIBOR + 4.00%), due 5/22/25	794,000	780,105
Mavis Tire Express Services Corp. 2018 1st Lien Term Loan 5.736% (1 Month LIBOR + 3.25%), due 3/20/25	1,413,244	1,379,679
Tenneco, Inc. 2018 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 10/1/25	1,845,375	1,760,027
Tower Automotive Holdings USA LLC 2017 Term Loan B 5.25% (1 Month LIBOR + 2.75%), due 3/7/24	1,970,610	1,911,492
Truck Hero, Inc. 1st Lien Term Loan 6.249% (1 Month LIBOR + 3.75%), due 4/21/24	2,243,375	2,155,042
Wand NewCo 3, Inc. 2019 1st Lien Term Loan 5.982% (1 Month LIBOR + 3.50%), due 2/5/26	1,200,000	1,200,374
		19,051,443
Banking 2.2%
Advisor Group, Inc. 2018 Term Loan 6.249% (1 Month LIBOR + 3.75%), due 8/15/25	1,990,000	1,990,830
Broadstreet Partners, Inc. 2018 Term Loan B 5.749% (1 Month LIBOR + 3.25%), due 11/8/23	1,477,330	1,464,403
Brookfield Property REIT, Inc. 1st Lien Term Loan B 4.996% (1 Month LIBOR + 2.50%), due 8/27/25	4,477,500	4,304,928
Capital Automotive L.P. 2017 2nd Lien Term Loan 8.50% (1 Month LIBOR + 6.00%), due 3/24/25	2,829,416	2,808,195
Edelman Financial Center LLC 2018 1st Lien Term Loan 6.037% (3 Month LIBOR + 3.25%), due 7/21/25	1,695,750	1,684,092
Forest City Enterprises, L.P. Term Loan B 6.481% (1 Month LIBOR + 4.00%), due 12/7/25	1,596,000	1,599,990
Greenhill & Co., Inc.
1st Lien Term Loan 6.23% (1 Month LIBOR + 3.75%), due 10/12/22	750,000	753,750
1st Lien Term Loan 6.25% (3 Month LIBOR + 3.75%), due 10/12/22	40,179	40,379
1st Lien Term Loan 6.34% (2 Month LIBOR + 3.75%), due 10/12/22	578,571	581,464
Jane Street Group LLC 2018 Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 8/25/22	1,885,151	1,873,369
Russell Investments U.S. Inst'l Holdco, Inc. Term Loan B 5.851% (3 Month LIBOR + 3.25%), due 6/1/23	979,849	962,089
Trans Union LLC 2018 Term Loan B4 4.499% (1 Month LIBOR + 2.00%), due 6/19/25	446,625	440,345
		18,503,834
Beverage, Food & Tobacco 3.3%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan 6.24% (1 Month LIBOR + 3.75%), due 10/1/25	1,596,000	1,596,997
Acosta Holdco, Inc. 2015 Term Loan 5.749% (1 Month LIBOR + 3.25%), due 9/26/21	2,153,238	965,367
Advantage Sales & Marketing, Inc.
2014 1st Lien Term Loan 5.749% (1 Month LIBOR + 3.25%), due 7/23/21	1,812,140	1,534,656
Incremental Term Loan B 5.749% (1 Month LIBOR + 3.25%), due 7/25/21	982,500	832,055
2014 2nd Lien Term Loan 8.999% (1 Month LIBOR + 6.50%), due 7/25/22	625,000	454,167
Albertsons LLC
2017 Term Loan B6 5.479% (1 Month LIBOR + 3.00%), due 6/22/23	1,186,521	1,174,409
USD 2017 Term Loan B5 5.609% (3 Month LIBOR + 3.00%), due 12/21/22	1,991,136	1,972,292
American Seafoods Group LLC
2017 1st Lien Term Loan 5.24% (3 Month LIBOR + 2.75%), due 8/21/23	18,551	18,342
2017 1st Lien Term Loan 5.25% (1 Month LIBOR + 2.75%), due 8/21/23	1,210,440	1,196,823
Arctic Glacier U.S.A., Inc. 2018 Term Loan B 5.999% (1 Month LIBOR + 3.50%), due 3/20/24	1,686,852	1,667,875
ASP MSG Acquisition Co., Inc. 2017 Term Loan B 6.499% (1 Month LIBOR + 4.00%), due 8/16/23	2,145,972	2,135,242
CH Guenther & Son, Inc. 2018 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 3/31/25	1,736,875	1,706,480
Chobani LLC 2017 Term Loan B 5.999% (1 Month LIBOR + 3.50%), due 10/10/23	979,995	934,670
Hearthside Food Solutions LLC 2018 Term Loan B 6.186% (1 Month LIBOR + 3.687%), due 5/23/25	1,289,006	1,250,336
JBS USA Lux S.A.
2017 Term Loan B 4.98% (1 Month LIBOR + 2.50%), due 10/30/22	4,056,005	4,021,529
2017 Term Loan B 5.00% (1 Month LIBOR + 2.50%), due 10/30/22	683,243	677,435
Post Holdings, Inc. 2017 Series A Incremental Term Loan 4.49% (1 Month LIBOR + 2.00%), due 5/24/24	595,227	589,573
U.S. Foods, Inc. 2016 Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 6/27/23	2,427,510	2,389,883
United Natural Foods, Inc. Term Loan B 6.749% (1 Month LIBOR + 4.25%), due 10/22/25	3,000,000	2,583,750
		27,701,881
Broadcasting & Entertainment 3.2%
CBS Radio, Inc. 2017 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 11/18/24	1,520,941	1,476,579
Charter Communications Operating LLC 2017 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 4/30/25	4,937,500	4,899,585
Global Eagle Entertainment, Inc. 1st Lien Term Loan 10.011% (6 Month LIBOR + 7.50%), due 1/6/23	855,000	835,762
Gray Television, Inc. 2018 Term Loan C 4.982% (1 Month LIBOR + 2.50%), due 1/2/26	2,942,625	2,908,293
iHeartCommunications, Inc. Term Loan D TBD, due 1/30/20 (g)(h)	1,750,000	1,244,687
Nielsen Finance LLC Term Loan B4 4.493% (1 Month LIBOR + 2.00%), due 10/4/23	1,220,362	1,198,396
Tribune Media Co.
Term Loan 5.499% (1 Month LIBOR + 3.00%), due 12/27/20	208,885	208,233
Term Loan C 5.499% (1 Month LIBOR + 3.00%), due 1/27/24	3,360,742	3,354,021
Unitymedia Finance LLC Term Loan B 4.734% (1 Month LIBOR + 2.25%), due 9/30/25	1,500,000	1,482,589
Univision Communications, Inc. Term Loan C5 5.249% (1 Month LIBOR + 2.75%), due 3/15/24	4,119,592	3,875,358
Virgin Media Bristol LLC 2017 Term Loan K 4.984% (1 Month LIBOR + 2.50%), due 1/15/26	4,047,619	3,998,469
WideOpenWest Finance LLC 2017 Term Loan B 5.741% (1 Month LIBOR + 3.25%), due 8/18/23	1,955,225	1,875,794
		27,357,766
Buildings & Real Estate 2.9%
American Bath Group LLC 2018 Term Loan B 6.851% (3 Month LIBOR + 4.25%), due 9/30/23	997,481	986,259
Big Ass Fans LLC 2018 Term Loan 6.351% (3 Month LIBOR + 3.75%), due 5/21/24	484,731	483,823
Core & Main L.P. 2017 Term Loan B 5.626% (3 Month LIBOR + 3.00%), due 8/1/24	2,100,912	2,082,529
DTZ U.S. Borrower LLC 2018 Add On Term Loan B 5.749% (1 Month LIBOR + 3.25%), due 8/21/25	2,985,000	2,955,150
Jeld-Wen, Inc. 2017 1st Lien Term Loan 4.601% (3 Month LIBOR + 2.00%), due 12/14/24	771,484	758,466
NCI Building Systems, Inc. 2018 Term Loan 6.547% (3 Month LIBOR + 3.75%), due 4/12/25	2,581,992	2,452,893
Priso Acquisition Corp. 2017 Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 5/8/22 (e)	1,047,374	1,010,716
Realogy Group LLC 2018 Term Loan B 4.732% (1 Month LIBOR + 2.25%), due 2/8/25	2,863,651	2,775,952
Reece, Ltd. 2018 Term Loan B 4.61% (3 Month LIBOR + 2.00%), due 7/2/25	372,188	366,605
SIWF Holdings, Inc.
1st Lien Term Loan 6.741% (1 Month LIBOR + 4.25%), due 6/15/25	1,285,096	1,265,820
2nd Lien Term Loan 10.991% (1 Month LIBOR + 8.50%), due 6/15/26	120,000	109,800
SMG Holdings, Inc. 2017 1st Lien Term Loan 5.499% (1 Month LIBOR + 3.00%), due 1/23/25	1,485,000	1,465,200
SRS Distribution, Inc. 2018 1st Lien Term Loan 5.749% (1 Month LIBOR + 3.25%), due 5/23/25	2,088,253	1,989,495
VC GB Holdings, Inc. 2017 1st Lien Term Loan 5.499% (1 Month LIBOR + 3.00%), due 2/28/24	2,402,690	2,348,629
Wilsonart LLC 2017 Term Loan B 5.86% (3 Month LIBOR + 3.25%), due 12/19/23	4,004,726	3,877,076
		24,928,413
Chemicals, Plastics & Rubber 2.4%
Allnex USA, Inc. Term Loan B3 5.879% (3 Month LIBOR + 3.25%), due 9/13/23	955,233	945,084
Cabot Microelectronics Corp. Term Loan B 4.75% (1 Month LIBOR + 2.25%), due 11/14/25	859,722	856,498
Emerald Performance Materials LLC
New 1st Lien Term Loan 5.999% (1 Month LIBOR + 3.50%), due 8/1/21	1,667,476	1,648,716
New 2nd Lien Term Loan 10.249% (1 Month LIBOR + 7.75%), due 8/1/22	700,000	684,250
Encapsys LLC 1st Lien Term Loan 5.749% (1 Month LIBOR + 3.25%), due 11/7/24	990,000	967,725
Flex Acquisition Co., Inc.
1st Lien Term Loan 5.49% (1 Month LIBOR + 3.00%), due 12/29/23	2,478	2,397
1st Lien Term Loan 5.63% (3 Month LIBOR + 3.00%), due 12/29/23	971,272	939,706
Flint Group U.S. LLC 1st Lien Term Loan B2 5.779% (3 Month LIBOR + 3.00%), due 9/7/21	1,775,656	1,606,969
Ineos U.S. Finance LLC 2017 Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 3/31/24	1,975,000	1,934,884
Minerals Technologies, Inc.
2017 Term Loan B 4.75% (1 Month LIBOR + 2.25%), due 2/14/24	564,865	563,453
2017 Term Loan B 4.86% (3 Month LIBOR + 2.25%), due 2/14/24	145,002	144,640
2017 Term Loan B 6.75% (PRIME + 1.25%), due 2/14/24	32,223	32,142
PQ Corp. 2018 Term Loan B TBD, due 2/8/25 (e)	1,500,000	1,479,910
Tank Holding Corp. 2019 Term Loan B TBD, due 3/22/26	500,000	500,250
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan 6.35% (3 Month LIBOR + 3.75%), due 11/30/23	1,370,473	1,364,762
2016 1st Lien Term Loan 6.36% (3 Month LIBOR + 3.75%), due 11/30/23	121,896	121,388
Tronox Blocked Borrower LLC Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 9/23/24	892,624	887,842
Tronox Finance LLC Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 9/23/24	1,927,790	1,917,462
Univar, Inc. 2019 USD Term Loan B 4.999% (1 Month LIBOR + 2.50%), due 7/1/24	1,000,000	992,500
Venator Materials Corp. Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 8/8/24	1,970,000	1,935,525
Zep, Inc. 2017 1st Lien Term Loan 6.601% (3 Month LIBOR + 4.00%), due 8/12/24 (e)	1,477,500	1,241,100
		20,767,203
Containers, Packaging & Glass 2.5%
Anchor Glass Container Corp.
2017 1st Lien Term Loan 5.23% (1 Month LIBOR + 2.75%), due 12/7/23	1,686,495	1,347,088
2017 1st Lien Term Loan 5.25% (1 Month LIBOR + 2.75%), due 12/7/23	456,810	364,877
Berlin Packaging LLC 2018 1st Lien Term Loan 5.495% (1 Month LIBOR + 3.00%), due 11/7/25	747,889	723,049
BWAY Holding Co. 2017 Term Loan B 6.033% (3 Month LIBOR + 3.25%), due 4/3/24	3,930,000	3,826,838
Charter NEX U.S. Holdings, Inc. 2017 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 5/16/24	2,947,500	2,853,548
Consolidated Container Co. LLC 2017 1st Lien Term Loan 5.249% (1 Month LIBOR + 2.75%), due 5/22/24	1,970,063	1,935,586
Fort Dearborn Co.
2016 1st Lien Term Loan 6.48% (1 Month LIBOR + 4.00%), due 10/19/23	79,469	76,787
2016 1st Lien Term Loan 6.79% (3 Month LIBOR + 4.00%), due 10/19/23	2,364,282	2,284,488
2016 2nd Lien Term Loan 11.294% (3 Month LIBOR + 8.50%), due 10/19/24 (f)	1,000,000	880,000
Klockner-Pentaplast of America, Inc. 2017 Term Loan B2 6.749% (1 Month LIBOR + 4.25%), due 6/30/22	2,462,500	2,163,922
Rack Merger Sub, Inc. 2nd Lien Term Loan 9.732% (1 Month LIBOR + 7.25%), due 10/3/22 (f)	340,741	338,185
Ranpak Corp. 2015 Term Loan 5.749% (1 Month LIBOR + 3.25%), due 10/1/21	1,741,645	1,736,203
Reynolds Group Holdings, Inc. 2017 Term Loan 5.249% (1 Month LIBOR + 2.75%), due 2/5/23	2,212,416	2,183,575
Trident TPI Holdings, Inc. 2017 USD Term Loan B1 5.749% (1 Month LIBOR + 3.25%), due 10/17/24	737,333	710,605
		21,424,751
Diversified/Conglomerate Manufacturing 2.5%
Allied Universal Holdco LLC
2015 Term Loan 6.249% (1 Month LIBOR + 3.75%), due 7/28/22	1,753,031	1,690,215
Incremental Term Loan 6.749% (1 Month LIBOR + 4.25%), due 7/28/22	1,995,000	1,945,125
Filtration Group Corp. 2018 1st Lien Term Loan 5.499% (1 Month LIBOR + 3.00%), due 3/29/25	1,881,000	1,863,757
Gardner Denver, Inc. 2017 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 7/30/24	1,386,817	1,383,566
GYP Holdings III Corp. 2018 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 6/1/25	463,167	448,982
Hyster-Yale Group, Inc. Term Loan B 5.749% (1 Month LIBOR + 3.25%), due 5/30/23	456,250	451,117
Iron Mountain, Inc. 2018 Term Loan B 4.249% (1 Month LIBOR + 1.75%), due 1/2/26	1,856,250	1,795,922
LTI Holdings, Inc. 2018 Add On 1st Lien Term Loan 5.999% (1 Month LIBOR + 3.50%), due 9/6/25	597,000	573,866
Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan 5.499% (1 Month LIBOR + 3.00%), due 5/1/25	2,559,750	2,518,154
Quikrete Holdings, Inc. 2016 1st Lien Term Loan 5.249% (1 Month LIBOR + 2.75%), due 11/15/23	3,336,792	3,242,251
Red Ventures LLC 2018 Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 11/8/24	4,067,063	4,029,780
TRC Cos., Inc. Term Loan 5.999% (1 Month LIBOR + 3.50%), due 6/21/24 (f)	886,500	882,067
		20,824,802
Diversified/Conglomerate Service 5.4%
Applied Systems, Inc.
2017 1st Lien Term Loan 5.499% (1 Month LIBOR + 3.00%), due 9/19/24	2,955,000	2,913,137
2017 2nd Lien Term Loan 9.499% (1 Month LIBOR + 7.00%), due 9/19/25	460,000	463,163
Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan 5.499% (1 Month LIBOR + 3.00%), due 6/15/25	992,500	973,146
BrightView Landscapes LLC 2018 1st Lien Term Loan B	1,124,833	1,117,803
Change Healthcare Holdings, Inc. 2017 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 3/1/24	2,057,143	2,027,314
Cypress Intermediate Holdings III, Inc. 2017 1st Lien Term Loan 5.50% (1 Month LIBOR + 3.00%), due 4/26/24	1,965,000	1,928,769
Element Materials Technology Group US Holdings, Inc. 2017 USD Term Loan B 6.151% (6 Month LIBOR + 3.50%), due 6/28/24	989,975	982,550
First Data Corp. 2024 USD Term Loan 4.486% (1 Month LIBOR + 2.00%), due 4/26/24	5,000,000	4,983,750
Greeneden U.S. Holdings II LLC 2018 USD Term Loan B 5.749% (1 Month LIBOR + 3.25%), due 12/1/23	1,466,475	1,444,111
Information Resources, Inc. 2018 1st Lien Term Loan 7.129% (3 Month LIBOR + 4.50%), due 12/1/25	3,241,875	3,177,037
J.D. Power and Associates
2018 1st Lien Term Loan 6.249% (1 Month LIBOR + 3.75%), due 9/7/23	2,850,519	2,793,509
2nd Lien Term Loan 10.999% (1 Month LIBOR + 8.50%), due 9/7/24 (f)	304,688	298,594
Kronos, Inc. 2017 Term Loan B 5.736% (3 Month LIBOR + 3.00%), due 11/1/23	4,037,959	3,990,008
Mitchell International, Inc. 2017 1st Lien Term Loan 5.749% (1 Month LIBOR + 3.25%), due 11/29/24	1,485,000	1,422,507
MKS Instruments, Inc. 2017 Term Loan B3 4.499% (1 Month LIBOR + 2.00%), due 5/1/23	924,096	922,363
Monitronics International, Inc. Term Loan B2 8.101% (3 Month LIBOR + 5.50%), due 9/30/22	1,139,045	949,394
MX Holdings U.S., Inc. 2018 USD Term Loan B1C 5.499% (1 Month LIBOR + 3.00%), due 7/31/25	3,262,876	3,245,201
Prime Security Services Borrower LLC 2016 1st Lien Term Loan 5.249% (1 Month LIBOR + 2.75%), due 5/2/22	4,247,152	4,197,856
Sophia L.P. 2017 Term Loan B 5.851% (3 Month LIBOR + 3.25%), due 9/30/22	1,849,399	1,832,640
TruGreen, Ltd. Partnership 2019 Term Loan 6.234% (1 Month LIBOR + 3.75%), due 3/19/26	1,759,725	1,753,126
Verint Systems, Inc. 2018 Term Loan B 4.489% (1 Month LIBOR + 2.00%), due 6/28/24	2,456,250	2,443,969
Verscend Holding Corp. 2018 Term Loan B 6.999% (1 Month LIBOR + 4.50%), due 8/27/25	995,000	984,428
WEX, Inc. 2017 Term Loan B2 4.749% (1 Month LIBOR + 2.25%), due 6/30/23	972,500	962,289
		45,806,664
Ecological 0.4%
Advanced Disposal Services, Inc. Term Loan B3 4.66% (1 Week LIBOR + 2.25%), due 11/10/23	3,591,498	3,567,367

Electronics 10.8%
Almonde, Inc.
1st Lien Term Loan 6.101% (3 Month LIBOR + 3.50%), due 6/13/24	3,744,185	3,601,438
2nd Lien Term Loan 9.851% (3 Month LIBOR + 7.25%), due 6/13/25	1,400,000	1,344,700
ASG Technologies Group, Inc. 2018 Term Loan 5.999% (1 Month LIBOR + 3.50%), due 7/31/24	1,510,381	1,480,174
Banff Merger Sub Inc. 2018 USD Term Loan B 6.851% (3 Month LIBOR + 4.25%), due 10/2/25	4,955,580	4,847,796
Barracuda Networks, Inc.
1st Lien Term Loan 5.741% (1 Month LIBOR + 3.25%), due 2/12/25	1,488,750	1,473,863
2nd Lien Term Loan 9.741% (1 Month LIBOR + 7.25%), due 2/12/26	50,000	49,375
Cologix, Inc. 2017 1st Lien Term Loan 5.499% (1 Month LIBOR + 3.00%), due 3/20/24	1,950,101	1,864,784
Colorado Buyer, Inc.
Term Loan B 5.60% (3 Month LIBOR + 3.00%), due 5/1/24	982,500	949,750
2nd Lien Term Loan 9.86% (3 Month LIBOR + 7.25%), due 5/1/25	800,000	724,000
CommScope, Inc. Term Loan B5 4.499% (1 Month LIBOR + 2.00%), due 12/29/22	239,266	238,668
Compuware Corp. 2018 Term Loan B 5.999% (1 Month LIBOR + 3.50%), due 8/22/25	199,499	199,000
Cortes NP Acquisition Corp. 2017 Term Loan B 6.629% (3 Month LIBOR + 4.00%), due 11/30/23	1,079,783	1,011,397
Dell International LLC 2017 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 9/7/23	1,932,607	1,908,933
Diebold, Inc. 2017 Term Loan B 5.25% (1 Month LIBOR + 2.75%), due 11/6/23	1,210,051	1,129,380
DigiCert, Inc. 2017 Term Loan B1 6.499% (1 Month LIBOR + 4.00%), due 10/31/24	2,487,500	2,439,822
Dynatrace LLC 2018 1st Lien Term Loan 5.749% (1 Month LIBOR + 3.25%), due 8/22/25	748,125	744,618
EIG Investors Corp. 2018 1st Lien Term Loan 6.389% (3 Month LIBOR + 3.75%), due 2/9/23	4,091,156	4,068,143
Epicor Software Corp. 1st Lien Term Loan 5.75% (1 Month LIBOR + 3.25%), due 6/1/22	6,160,167	6,080,596
Exact Merger Sub LLC 1st Lien Term Loan 6.851% (3 Month LIBOR + 4.25%), due 9/27/24	2,225,601	2,205,199
Financial & Risk US Holdings, Inc. 2018 USD Term Loan 6.249% (1 Month LIBOR + 3.75%), due 10/1/25	3,491,250	3,384,331
Flexential Intermediate Corp. 2017 1st Lien Term Loan 6.101% (3 Month LIBOR + 3.50%), due 8/1/24	1,182,000	1,077,836
Flexera Software LLC 2018 1st Lien Term Loan 5.75% (1 Month LIBOR + 3.25%), due 2/26/25	445,500	442,901
GTCR Valor Cos., Inc. 2017 Term Loan B1 5.351% (3 Month LIBOR + 2.75%), due 6/16/23	1,770,346	1,748,216
Hyland Software, Inc.
2018 Term Loan 3 5.999% (1 Month LIBOR + 3.50%), due 7/1/24	4,660,633	4,650,436
2017 2nd Lien Term Loan 9.499% (1 Month LIBOR + 7.00%), due 7/7/25	208,333	207,682
Infor (U.S.), Inc. Term Loan B6 5.249% (1 Month LIBOR + 2.75%), due 2/1/22	2,691,553	2,676,413
Informatica Corp. 2018 Term Loan 5.749% (1 Month LIBOR + 3.25%), due 8/5/22	1,473,403	1,468,246
MA FinanceCo. LLC Term Loan B3 4.999% (1 Month LIBOR + 2.50%), due 6/21/24	364,824	353,879
McAfee LLC
2018 USD Term Loan B 6.249% (1 Month LIBOR + 3.75%), due 9/30/24	3,652,563	3,638,866
2017 2nd Lien Term Loan 10.999% (1 Month LIBOR + 8.50%), due 9/29/25	1,375,000	1,383,594
MH Sub I LLC 2017 1st Lien Term Loan 6.236% (1 Month LIBOR + 3.75%), due 9/13/24	4,105,401	4,043,820
Project Alpha Intermediate Holding, Inc. 2017 Term Loan B 6.37% (6 Month LIBOR + 3.50%), due 4/26/24	1,965,000	1,911,782
Project Leopard Holdings, Inc. 2018 Term Loan 6.999% (1 Month LIBOR + 4.50%), due 7/7/23 (f)	606,051	598,475
Rocket Software, Inc. 2018 Term Loan 6.749% (1 Month LIBOR + 4.25%), due 11/28/25	900,000	895,950
RP Crown Parent LLC 2016 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 10/12/23	2,346,000	2,310,810
Seattle Spinco, Inc. USD Term Loan B3 4.999% (1 Month LIBOR + 2.50%), due 6/21/24	2,463,747	2,389,835
Sirius Computer Solutions, Inc. 2016 Term Loan 6.749% (1 Month LIBOR + 4.25%), due 10/30/22	585,245	585,245
Solera LLC Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 3/3/23	2,692,593	2,669,033
SonicWALL, Inc. 1st Lien Term Loan 6.183% (3 Month LIBOR + 3.50%), due 5/16/25	399,000	387,030
SS&C Technologies, Inc.
2018 Term Loan B3 4.749% (1 Month LIBOR + 2.25%), due 4/16/25	2,891,262	2,863,555
2018 Term Loan B5 4.749% (1 Month LIBOR + 2.25%), due 4/16/25	1,989,837	1,969,525
Tempo Acquisition LLC Term Loan 5.499% (1 Month LIBOR + 3.00%), due 5/1/24	3,438,750	3,403,290
Tibco Software, Inc. Repriced Term Loan B 6.00% (1 Month LIBOR + 3.50%), due 12/4/20	1,612,801	1,603,225
Veritas Bermuda, Ltd.
Repriced Term Loan B 7.00% (1 Month LIBOR + 4.50%), due 1/27/23	1,737,058	1,605,693
Repriced Term Loan B 7.10% (3 Month LIBOR + 4.50%), due 1/27/23	487,165	450,323
Vertafore, Inc. 2018 1st Lien Term Loan 5.749% (1 Month LIBOR + 3.25%), due 7/2/25	399,000	391,419
Web.com Group, Inc.
2018 Term Loan B 6.243% (1 Month LIBOR + 3.75%), due 10/10/25	1,453,881	1,431,164
2018 2nd Lien Term Loan 10.243% (1 Month LIBOR + 7.75%), due 10/9/26 (f)	1,032,824	1,014,749
Western Digital Corp. 2018 Term Loan B4 4.249% (1 Month LIBOR + 1.75%), due 4/29/23	1,782,480	1,730,342
Xerox Business Services LLC Term Loan B 4.999% (1 Month LIBOR + 2.50%), due 12/7/23	1,468,631	1,455,781
Zebra Technologies Corp. 2018 Term Loan B 4.24% (1 Month LIBOR + 1.75%), due 10/27/21	735,120	734,463
		91,839,545
Finance 1.5%
Alliant Holdings I, Inc. 2018 Term Loan B 5.232% (1 Month LIBOR + 2.75%), due 5/9/25	1,801,759	1,730,589
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan 6.85% (3 Month LIBOR + 4.25%), due 6/21/24	28,342	27,137
2017 Term Loan 6.90% (2 Month LIBOR + 4.25%), due 6/21/24	1,731,434	1,657,848
2017 Term Loan 7.01% (3 Month LIBOR + 4.25%), due 6/21/24	1,952,983	1,869,982
Deerfield Dakota Holding, LLC 2018 Term Loan B 5.749% (1 Month LIBOR + 3.25%), due 2/13/25	3,918,750	3,823,230
iStar, Inc.
2016 Term Loan B 5.23% (1 Month LIBOR + 2.75%), due 6/28/23	410,401	406,297
2016 Term Loan B 5.24% (1 Month LIBOR + 2.75%), due 6/28/23	416,651	412,485
Transplace Holdings, Inc. 1st Lien Term Loan 6.241% (1 Month LIBOR + 3.75%), due 10/7/24	1,185,030	1,176,142
USS Ultimate Holdings, Inc. 1st Lien Term Loan 6.249% (1 Month LIBOR + 3.75%), due 8/25/24	1,576,000	1,557,613
		12,661,323
Healthcare, Education & Childcare 7.1%
Acadia Healthcare Company, Inc. 2018 Term Loan B4 4.999% (1 Month LIBOR + 2.50%), due 2/16/23	741,712	734,295
Agiliti Health, Inc. Term Loan 5.50% (1 Month LIBOR + 3.00%), due 1/4/26	900,000	896,625
AHP Health Partners, Inc. 2018 Term Loan 6.999% (1 Month LIBOR + 4.50%), due 6/30/25	1,323,333	1,321,679
Akorn, Inc. Term Loan B 8.00% (1 Month LIBOR + 5.50%), due 4/16/21	172,328	139,585
Alliance Healthcare Services, Inc. 2017 Term Loan B 6.999% (1 Month LIBOR + 4.50%), due 10/24/23 (f)	871,875	860,977
Alvogen Pharma US, Inc. 2018 Term Loan B 7.25% (1 Month LIBOR + 4.75%), due 4/2/22	2,882,694	2,799,817
Amneal Pharmaceuticals LLC 2018 Term Loan B 6.00% (1 Month LIBOR + 3.50%), due 5/4/25	2,232,605	2,223,302
Avantor, Inc. 2017 1st Lien Term Loan 6.249% (1 Month LIBOR + 3.75%), due 11/21/24	2,018,896	2,022,261
Carestream Dental Equipment, Inc. 2017 1st Lien Term Loan 5.749% (1 Month LIBOR + 3.25%), due 9/1/24 (f)	985,000	940,675
Carestream Health, Inc. (e)
1st Lien Term Loan 8.249% (1 Month LIBOR + 5.75%), due 2/28/21	2,368,573	2,309,359
2nd Lien Term Loan 11.999% (1 Month LIBOR + 9.50%), due 6/7/21	1,347,599	1,324,016
Concentra, Inc. 2018 1st Lien Term Loan 5.24% (1 Month LIBOR + 2.75%), due 6/1/22	3,323,907	3,303,132
DaVita, Inc. Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 6/24/21	2,751,816	2,748,376
Envision Healthcare Corp. 2018 1st Lien Term Loan 6.249% (1 Month LIBOR + 3.75%), due 10/10/25	1,870,313	1,746,015
Equian LLC Add on Term Loan B 5.749% (1 Month LIBOR + 3.25%), due 5/20/24	3,314,728	3,238,075
ExamWorks Group, Inc. 2017 Term Loan 5.749% (1 Month LIBOR + 3.25%), due 7/27/23	1,944,385	1,927,371
Explorer Holdings, Inc. 2016 Term Loan B 6.351% (3 Month LIBOR + 3.75%), due 5/2/23	1,031,439	1,023,704
Gentiva Health Services, Inc. 2018 1st Lien Term Loan 6.25% (1 Month LIBOR + 3.75%), due 7/2/25	1,296,652	1,292,600
Jaguar Holding Co. II 2018 Term Loan 4.999% (1 Month LIBOR + 2.50%), due 8/18/22	4,685,765	4,634,067
Kinetic Concepts, Inc. 2017 Term Loan B 5.851% (3 Month LIBOR + 3.25%), due 2/2/24	3,930,000	3,898,886
Ortho-Clinical Diagnostics S.A. 2018 Term Loan B 5.749% (1 Month LIBOR + 3.25%), due 6/30/25	3,962,634	3,812,383
Parexel International Corp. Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 9/27/24	1,723,750	1,657,817
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B 6.982% (3 Month LIBOR + 4.50%), due 11/16/25	1,662,500	1,643,381
RPI Finance Trust Term Loan B6 4.499% (1 Month LIBOR + 2.00%), due 3/27/23	3,903,441	3,876,605
Select Medical Corp. 2017 Term Loan B 4.99% (3 Month LIBOR + 2.50%), due 3/6/25	3,135,875	3,116,276
Sound Inpatient Physicians 2018 1st Lien Term Loan 5.249% (1 Month LIBOR + 2.75%), due 6/27/25	496,250	488,186
Team Health Holdings, Inc. 1st Lien Term Loan 5.249% (1 Month LIBOR + 2.75%), due 2/6/24	3,912,594	3,465,905
U.S. Anesthesia Partners, Inc. 2017 Term Loan 5.499% (1 Month LIBOR + 3.00%), due 6/23/24	1,853,663	1,828,175
VVC Holding Corp. 2019 Term Loan B 7.197% (3 Month LIBOR + 4.50%), due 2/11/26	1,000,000	983,333
		60,256,878
Home and Office Furnishings, Housewares & Durable Consumer Products 0.5%
Comfort Holding LLC 1st Lien Term Loan 7.249% (1 Month LIBOR + 4.75%), due 2/5/24	1,176,000	1,171,590
Resideo Funding, Inc. Term Loan B 4.61% (3 Month LIBOR + 2.00%), due 10/24/25	897,750	893,261
Serta Simmons Bedding LLC
1st Lien Term Loan 5.98% (1 Month LIBOR + 3.50%), due 11/8/23	2,704,979	1,990,413
1st Lien Term Loan 5.99% (1 Month LIBOR + 3.50%), due 11/8/23	762,257	560,893
		4,616,157
Hotels, Motels, Inns & Gaming 4.9%
Affinity Gaming LLC Initial Term Loan 5.749% (1 Month LIBOR + 3.25%), due 7/1/23	2,496,410	2,396,553
AP Gaming I LLC 2018 Incremental Term Loan 5.999% (1 Month LIBOR + 3.50%), due 2/15/24	1,867,606	1,859,435
Caesars Entertainment Operating Co. Exit Term Loan 4.499% (1 Month LIBOR + 2.00%), due 10/6/24	1,645,833	1,603,316
Caesars Resort Collection LLC 2017 1st Lien Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 12/22/24	3,950,000	3,901,332
Churchill Downs, Inc. 2017 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 12/27/24	1,982,462	1,975,028
CityCenter Holdings LLC 2017 Term Loan B 4.749% (1 Month LIBOR + 2.25%), due 4/18/24	2,849,250	2,787,515
Everi Payments, Inc. Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 5/9/24	3,204,280	3,180,248
Hilton Worldwide Finance LLC Term Loan B2 4.236% (1 Month LIBOR + 1.75%), due 10/25/23	2,235,804	2,227,020
MGM Growth Properties Operating Partnership, L.P. 2016 Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 4/25/23	3,002,843	2,954,672
Penn National Gaming, Inc. 2018 1st Lien Term Loan B 4.749% (1 Month LIBOR + 2.25%), due 10/15/25	332,500	328,136
Scientific Games International, Inc.
2018 Term Loan B5 5.25% (1 Month LIBOR + 2.75%), due 8/14/24	1,237,782	1,201,754
2018 Term Loan B5 5.33% (2 Month LIBOR + 2.75%), due 8/14/24	5,156,632	5,006,538
Station Casinos LLC 2016 Term Loan B 5.00% (1 Month LIBOR + 2.50%), due 6/8/23	3,151,021	3,113,603
UFC Holdings LLC 1st Lien Term Loan 5.75% (1 Month LIBOR + 3.25%), due 8/18/23	3,591,944	3,559,017
Wyndham Destinations, Inc. 2018 1st Lien Term Loan 4.749% (1 Month LIBOR + 2.25%), due 5/30/25	995,000	981,941
Wyndham Hotels & Resorts, Inc. Term Loan B 4.249% (1 Month LIBOR + 1.75%), due 5/30/25	1,492,500	1,471,045
Wynn Resorts, Ltd. Term Loan B 4.75% (1 Month LIBOR + 2.25%), due 10/30/24	3,500,000	3,418,334
		41,965,487
Insurance 2.8%
AmWINS Group, Inc.
2017 Term Loan B 5.24% (1 Month LIBOR + 2.75%), due 1/25/24	557,863	549,635
2017 Term Loan B 5.25% (1 Month LIBOR + 2.75%), due 1/25/24	1,885,887	1,858,070
AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan 5.749% (1 Month LIBOR + 3.25%), due 10/22/24	2,249,603	2,172,554
Asurion LLC
2017 Term Loan B4 5.499% (1 Month LIBOR + 3.00%), due 8/4/22	3,699,867	3,676,743
2018 Term Loan B6 5.499% (1 Month LIBOR + 3.00%), due 11/3/23	1,658,712	1,647,309
2018 Term Loan B7 5.499% (1 Month LIBOR + 3.00%), due 11/3/24	465,234	461,745
2017 2nd Lien Term Loan 8.999% (1 Month LIBOR + 6.50%), due 8/4/25	1,466,667	1,484,083
Hub International, Ltd. 2018 Term Loan B 5.515% (3 Month LIBOR + 2.75%), due 4/25/25	2,452,059	2,365,727
MPH Acquisition Holdings LLC 2016 Term Loan B 5.351% (3 Month LIBOR + 2.75%), due 6/7/23	2,342,940	2,264,451
NFP Corp. Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 1/8/24	1,471,162	1,414,890
Sedgwick Claims Management Services, Inc. 2018 Term Loan B 5.749% (1 Month LIBOR + 3.25%), due 12/31/25	2,992,500	2,926,102
USI, Inc. 2017 Repriced Term Loan 5.601% (3 Month LIBOR + 3.00%), due 5/16/24	2,955,000	2,851,575
		23,672,884
Leisure, Amusement, Motion Pictures & Entertainment 2.6%
Boyd Gaming Corp. Term Loan B3 4.658% (1 Week LIBOR + 2.25%), due 9/15/23	2,113,852	2,085,315
Creative Artists Agency LLC 2018 Term Loan B 5.491% (1 Month LIBOR + 3.00%), due 2/15/24	1,916,912	1,889,755
Fitness International LLC
2018 Term Loan A 5.249% (1 Month LIBOR + 2.75%), due 4/18/23	1,309,000	1,293,728
2018 Term Loan B 5.749% (1 Month LIBOR + 3.25%), due 4/18/25	563,742	558,105
Intrawest Resorts Holdings, Inc. Term Loan B1 5.499% (1 Month LIBOR + 3.00%), due 7/31/24	3,486,137	3,462,894
Lions Gate Capital Holdings LLC 2018 Term Loan B 4.749% (1 Month LIBOR + 2.25%), due 3/24/25	664,500	655,640
LTF Merger Sub, Inc. 2017 Term Loan B 5.379% (3 Month LIBOR + 2.75%), due 6/10/22	2,806,080	2,765,743
Marriott Ownership Resorts, Inc. 2018 Term Loan B 4.749% (1 Month LIBOR + 2.25%), due 8/29/25	2,693,250	2,676,417
Recess Holdings, Inc. 2017 1st Lien Term Loan 6.249% (1 Month LIBOR + 3.75%), due 9/29/24	205,458	199,808
TKC Holdings, Inc. 2017 1st Lien Term Loan 6.25% (1 Month LIBOR + 3.75%), due 2/1/23	2,572,500	2,516,227
Travel Leaders Group LLC 2018 Term Loan B 6.482% (1 Month LIBOR + 4.00%), due 1/25/24	1,687,250	1,689,359
William Morris Endeavor Entertainment LLC 2018 1st Lien Term Loan 5.36% (3 Month LIBOR + 2.75%), due 5/18/25	2,695,809	2,520,581
		22,313,572
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.2%
Altra Industrial Motion Corp. 2018 Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 10/1/25	1,460,821	1,434,647
Anvil International LLC Term Loan B 7.08% (2 Month LIBOR + 4.50%), due 8/1/24	1,465,188	1,461,525
Columbus McKinnon Corp. 2018 Term Loan B 5.101% (3 Month LIBOR + 2.50%), due 1/31/24	1,066,667	1,062,667
CPM Holdings, Inc.
2018 1st Lien Term Loan 6.249% (1 Month LIBOR + 3.75%), due 11/15/25	1,496,250	1,481,287
2018 2nd Lien Term Loan 10.749% (1 Month LIBOR + 8.25%), due 11/15/26	1,000,000	980,000
Rexnord LLC 2017 Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 8/21/24	1,192,155	1,180,234
Terex Corp. 2019 Term Loan B1 5.249% (1 Month LIBOR + 2.75%), due 1/31/24	750,000	748,125
Welbilt, Inc. 2018 Term Loan B 4.999% (1 Month LIBOR + 2.50%), due 10/23/25	2,284,178	2,229,929
		10,578,414
Manufacturing 0.2%
EWT Holdings III Corp. 2017 Repriced Term Loan TBD, due 12/20/24	1,246,835	1,231,250

Mining, Steel, Iron & Non-Precious Metals 1.5%
American Rock Salt Co. LLC 2018 1st Lien Term Loan 6.249% (1 Month LIBOR + 3.75%), due 3/21/25	2,145,632	2,133,563
Covia Holdings Corp. Term Loan 6.16% (3 Month LIBOR + 3.75%), due 6/1/25	1,417,857	1,204,587
Gates Global LLC 2017 USD Repriced Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 4/1/24	2,425,134	2,395,686
GrafTech Finance, Inc. 2018 Term Loan B 5.999% (1 Month LIBOR + 3.50%), due 2/12/25	2,758,333	2,737,646
HFOTCO LLC 2018 Term Loan B 5.25% (1 Month LIBOR + 2.75%), due 6/26/25	794,000	783,082
Keane Group Holdings LLC 2018 1st Lien Term Loan 6.25% (1 Month LIBOR + 3.75%), due 5/25/25	992,500	950,319
MRC Global (US) Inc. 2018 1st Lien Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 9/20/24	1,481,250	1,475,695
U.S. Silica Co. 2018 Term Loan B 6.50% (1 Month LIBOR + 4.00%), due 5/1/25	1,485,000	1,397,756
		13,078,334
Oil & Gas 1.9%
Apergy Corp.
2018 1st Lien Term Loan 5.00% (1 Month LIBOR + 2.50%), due 5/9/25	491,566	485,422
2018 1st Lien Term Loan 7.00% (PRIME + 1.50%), due 5/9/25	7,229	7,139
Ascent Resources - Marcellus LLC 2018 Exit Term Loan 8.993% (1 Month LIBOR + 6.50%), due 3/30/23	166,667	166,389
Edgewater Generation LLC Term Loan 6.249% (1 Month LIBOR + 3.75%), due 12/13/25	2,995,000	2,986,578
GIP III Stetson I, L.P 2018 Term Loan B 6.732% (1 Month LIBOR + 4.25%), due 7/18/25	1,751,719	1,732,012
HGIM Corp. 2018 Exit Term Loan 8.743% (3 Month LIBOR + 6.00%), due 7/3/23	224,292	221,862
Lucid Energy Group II LLC 2018 1st Lien Term Loan 5.486% (1 Month LIBOR + 3.00%), due 2/17/25	1,386,000	1,312,369
McDermott Technology Americas, Inc. 2018 1st Lien Term Loan 7.499% (1 Month LIBOR + 5.00%), due 5/10/25	1,980,000	1,892,880
Medallion Midland Acquisition LLC 1st Lien Term Loan 5.749% (1 Month LIBOR + 3.25%), due 10/30/24	592,500	576,206
PES Holdings LLC (f)
2018 Term Loan C 3.101% (PIK + 3.00%), due 12/31/22 (c)	1,028,622	792,039
2018 Term Loan A 8.851% (3 Month LIBOR + 6.25%), due 12/31/22	733,559	726,224
Prairie ECI Acquiror L.P. Term Loan B 7.366% (3 Month LIBOR + 4.75%), due 3/11/26	1,250,000	1,251,562
Seadrill Partners Finco LLC Term Loan B 8.601% (3 Month LIBOR + 6.00%), due 2/21/21 (e)	1,888,229	1,570,377
Summit Midstream Partners Holdings LLC Term Loan B 8.499% (1 Month LIBOR + 6.00%), due 5/13/22	875,133	866,017
Traverse Midstream Partners LLC 2017 Term Loan 6.50% (1 Month LIBOR + 4.00%), due 9/27/24	1,326,667	1,323,350
		15,910,426
Personal & Nondurable Consumer Products (Manufacturing Only) 1.1%
American Builders & Contractors Supply Co., Inc. 2018 Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 10/31/23	2,109,450	2,048,050
Prestige Brands, Inc. Term Loan B4 4.499% (1 Month LIBOR + 2.00%), due 1/26/24	542,879	536,942
Revlon Consumer Products Corp.
2016 Term Loan B 6.10% (3 Month LIBOR + 3.50%), due 9/7/23	6,458	4,657
2016 Term Loan B 6.13% (3 Month LIBOR + 3.50%), due 9/7/23	2,512,292	1,811,362
SRAM LLC
2018 Term Loan B 5.31% (2 Month LIBOR + 2.75%), due 3/15/24	1,393,088	1,384,381
2018 Term Loan B 5.33% (2 Month LIBOR + 2.75%), due 3/15/24	1,495,737	1,486,389
2018 Term Loan B 7.25% (PRIME + 1.75%), due 3/15/24	64,199	63,797
Varsity Brands, Inc. 2017 Term Loan B 5.999% (1 Month LIBOR + 3.50%), due 12/15/24	1,975,015	1,936,749
		9,272,327
Personal Transportation 0.2%
Uber Technologies 2018 Incremental Term Loan 5.982% (3 Month LIBOR + 3.50%), due 7/13/23	1,588,807	1,578,214

Personal, Food & Miscellaneous Services 1.7%
Aramark Services, Inc. 2018 Term Loan B3 4.249% (1 Month LIBOR + 1.75%), due 3/11/25	3,932,663	3,898,252
Golden Nugget, Inc.
2017 Incremental Term Loan 5.23% (1 Month LIBOR + 2.75%), due 10/4/23	1,327,744	1,312,806
2017 Incremental Term Loan 5.25% (1 Month LIBOR + 2.75%), due 10/4/23	1,664,255	1,645,532
IRB Holding Corp. 1st Lien Term Loan 5.739% (1 Month LIBOR + 3.25%), due 2/5/25	1,485,000	1,446,482
KFC Holding Co. 2018 Term Loan B 4.232% (1 Month LIBOR + 1.75%), due 4/3/25	2,925,598	2,899,391
Weight Watchers International, Inc. 2017 Term Loan B 7.56% (3 Month LIBOR + 4.75%), due 11/29/24	3,533,654	3,348,137
		14,550,600
Printing & Publishing 1.1%
Getty Images, Inc. 2019 1st Lien Term Loan 7.00% (1 Month LIBOR + 4.50%), due 2/19/26	3,536,591	3,512,719
McGraw-Hill Global Education Holdings LLC 2016 Term Loan B 6.499% (1 Month LIBOR + 4.00%), due 5/4/22	2,187,946	2,005,618
Prometric Holdings, Inc. 1st Lien Term Loan 5.50% (1 Month LIBOR + 3.00%), due 1/29/25	1,512,231	1,489,548
Severin Acquisition, LLC 2018 Term Loan B 5.989% (1 Month LIBOR + 3.25%), due 8/1/25	1,995,000	1,940,137
Shutterfly, Inc. Term Loan B2 5.25% (1 Month LIBOR + 2.75%), due 8/17/24	675,630	663,525
		9,611,547
Retail Store 3.4%
Alphabet Holding Co., Inc. 2017 1st Lien Term Loan 5.999% (1 Month LIBOR + 3.50%), due 9/26/24	2,068,500	1,912,070
Bass Pro Group LLC Term Loan B 7.499% (1 Month LIBOR + 5.00%), due 9/25/24	2,955,000	2,886,666
Belk, Inc. Term Loan 7.447% (3 Month LIBOR + 4.75%), due 12/12/22	1,424,234	1,146,865
BJ's Wholesale Club, Inc. 2017 1st Lien Term Loan 5.499% (1 Month LIBOR + 3.00%), due 2/3/24	3,378,682	3,366,012
CNT Holdings III Corp. 2017 Term Loan 5.75% (1 Month LIBOR + 3.25%), due 1/22/23	1,250,927	1,226,430
Harbor Freight Tools USA, Inc. 2018 Term Loan B 4.999% (1 Month LIBOR + 2.50%), due 8/18/23	1,420,712	1,385,787
Leslie's Poolmart, Inc. 2016 Term Loan 6.079% (2 Month LIBOR + 3.50%), due 8/16/23	2,333,313	2,252,620
Michaels Stores, Inc.
2018 Term Loan B 4.99% (1 Month LIBOR + 2.50%), due 1/30/23	790,602	772,813
2018 Term Loan B 5.00% (1 Month LIBOR + 2.50%), due 1/30/23	2,218,387	2,168,474
Party City Holdings, Inc. 2018 Term Loan B 5.00% (1 Month LIBOR + 2.50%), due 8/19/22	2,000,100	1,983,099
Petco Animal Supplies, Inc. 2017 Term Loan B 5.994% (3 Month LIBOR + 3.25%), due 1/26/23	2,586,667	1,973,627
PetSmart, Inc. Term Loan B2 5.49% (1 Month LIBOR + 3.00%), due 3/11/22	3,272,665	2,931,761
Sally Holdings LLC Term Loan B2 4.50%, due 7/5/24	1,166,667	1,122,917
Staples, Inc. 2017 Term Loan B 6.489% (1 Month LIBOR + 4.00%), due 9/12/24	4,114,583	4,081,518
		29,210,659
Software 0.3%
Carbonite, Inc. Term Loan B TBD, due 3/21/26	1,000,000	991,875
Project Alpha Intermediate Holding, Inc. 2019 Incremental Term Loan B TBD, due 4/26/24 (f)	600,000	594,000
Project Leopard Holdings, Inc. 2019 Term Loan TBD, due 7/7/23 (e)	498,750	492,516
		2,078,391
Telecommunications 3.3%
Avaya, Inc.
2018 Term Loan B 6.73% (1 Month LIBOR + 4.25%), due 12/15/24	923,077	917,769
2018 Term Loan B 6.85% (2 Month LIBOR + 4.25%), due 12/15/24	558,173	554,964
CenturyLink, Inc. 2017 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 1/31/25	1,975,000	1,930,562
CommScope, Inc. 2019 Term Loan B TBD, due 2/6/26	4,812,500	4,808,891
CSC Holdings LLC 2018 Term Loan B 4.984% (1 Month LIBOR + 2.50%), due 1/25/26	3,721,875	3,633,480
Frontier Communications Corp. 2017 Term Loan B1 6.25% (1 Month LIBOR + 3.75%), due 6/15/24	1,473,750	1,433,222
Microchip Technology, Inc. 2018 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 5/29/25	1,275,202	1,258,065
Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan 5.738% (3 Month LIBOR + 3.00%), due 11/3/23	886,466	827,738
Radiate Holdco LLC 1st Lien Term Loan 5.499% (1 Month LIBOR + 3.00%), due 2/1/24	1,372,000	1,338,558
SBA Senior Finance II LLC 2018 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 4/11/25	1,821,889	1,781,465
Sprint Communications, Inc.
1st Lien Term Loan B 5.00% (1 Month LIBOR + 2.50%), due 2/2/24	1,960,000	1,896,300
2018 Term Loan B 5.50% (1 Month LIBOR + 3.00%), due 2/2/24	3,990,000	3,900,225
Syniverse Holdings, Inc.
2018 1st Lien Term Loan 7.484% (1 Month LIBOR + 5.00%), due 3/9/23	1,670,625	1,523,749
2018 2nd Lien Term Loan 11.484% (1 Month LIBOR + 9.00%), due 3/11/24	500,000	380,000
West Corp. 2017 Term Loan 6.629% (3 Month LIBOR + 4.00%), due 10/10/24	1,741,720	1,629,959
		27,814,947
Utilities 3.4%
Astoria Energy LLC Term Loan B 6.50% (1 Month LIBOR + 4.00%), due 12/24/21	2,298,792	2,295,202
Brookfield WEC Holdings, Inc. 2018 1st Lien Term Loan 6.249% (1 Month LIBOR + 3.75%), due 8/1/25	2,493,750	2,488,139
Calpine Corp.
Term Loan B5 5.11% (3 Month LIBOR + 2.50%), due 1/15/24	1,698,119	1,680,194
Term Loan B9 TBD, due 3/22/26 (e)	3,150,000	3,115,876
Compass Power Generation LLC 2018 Term Loan B 5.999% (1 Month LIBOR + 3.50%), due 12/20/24	674,792	674,230
Dayton Power & Light Co. Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 8/24/22	488,750	487,528
EIF Channelview Cogeneration LLC 2018 Term Loan B 6.75% (1 Month LIBOR + 4.25%), due 5/3/25	1,362,776	1,366,183
ExGen Renewables IV LLC Term Loan B 5.63% (3 Month LIBOR + 3.00%), due 11/28/24	983,157	919,252
Granite Acquisition, Inc.
Term Loan C 6.101% (3 Month LIBOR + 3.50%), due 12/19/21	197,900	197,405
Term Loan B 6.303% (3 Month LIBOR + 3.50%), due 12/19/21	2,935,901	2,928,561
2nd Lien Term Loan B 9.851% (3 Month LIBOR + 7.25%), due 12/19/22	699,859	693,735
Helix Gen Funding LLC Term Loan B 6.249% (1 Month LIBOR + 3.75%), due 6/2/24	2,853,252	2,741,895
Oregon Clean Energy LLC Term Loan 6.249% (3 Month LIBOR + 3.75%), due 3/1/26	2,750,000	2,747,709
Southeast PowerGen LLC Term Loan B 6.00% (1 Month LIBOR + 3.50%), due 12/2/21	433,088	411,433
TEX Operations Co. LLC Exit Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 8/4/23	3,183,857	3,144,059
Vistra Energy Corp. 1st Lien Term Loan B3 4.486% (1 Month LIBOR + 2.00%), due 12/31/25	1,985,000	1,953,240
Vistra Operations Co. LLC 2016 Term Loan B2 4.749% (1 Month LIBOR + 2.25%), due 12/14/23	641,484	636,513
		28,481,154
Total Floating Rate Loans (Cost $678,443,517)		661,025,522

Foreign Floating Rate Loans 9.7% (d)
Auto Manufacturers 0.4%
Panther BF Aggregator 2, L.P. Term Loan B TBD, due 3/18/26 (e)	3,750,000	3,707,812

Broadcasting & Entertainment 0.6%
Altice France S.A. 2018 Term Loan B13 6.484% (1 Month LIBOR + 4.00%), due 8/14/26	1,246,875	1,189,727
Numericable Group S.A.
Term Loan B11 5.249% (1 Month LIBOR + 2.75%), due 7/31/25	2,942,575	2,738,434
Term Loan B12 6.171% (1 Month LIBOR + 3.687%), due 1/31/26	987,475	928,721
		4,856,882
Chemicals, Plastics & Rubber 1.1%
Allnex (Luxembourg) & Cy S.C.A. 2016 Term Loan B2 5.879% (3 Month LIBOR + 3.25%), due 9/13/23	1,267,859	1,254,388
Alpha 3 B.V. 2017 Term Loan B1 5.601% (3 Month LIBOR + 3.00%), due 1/31/24	1,759,827	1,718,031
Diamond (BC) B.V. Term Loan 5.744% (3 Month LIBOR + 3.00%), due 9/6/24	1,645,833	1,569,714
Flint Group GmbH Term Loan C 5.779% (3 Month LIBOR + 3.00%), due 9/7/21	293,537	265,651
OXEA Holding Drei GmbH 2017 Term Loan B2 6.00% (1 Month LIBOR + 3.50%), due 10/14/24	2,293,750	2,282,281
Starfruit Finco B.V. 2018 USD Term Loan B 5.74% (1 Month LIBOR + 3.25%), due 10/1/25	2,250,000	2,214,139
		9,304,204
Diversified/Conglomerate Manufacturing 0.5%
AI Ladder (Luxembourg) Subco S.A R.L. 2018 Term Loan 7.101% (3 Month LIBOR + 4.50%), due 7/9/25	818,094	801,732
Bright Bidco B.V.
2018 Term Loan B 6.00% (1 Month LIBOR + 3.50%), due 6/30/24	638,197	497,794
2018 Term Loan B 6.10% (3 Month LIBOR + 3.50%), due 6/30/24	1,326,830	1,034,927
Garda World Security Corp.
2017 Term Loan 6.12% (PRIME + 3.50%), due 5/24/24	2,168,668	2,146,077
2017 Term Loan 8.00% (PRIME + 2.50%), due 5/24/24	5,532	5,474
		4,486,004
Ecological 0.2%
GFL Environmental, Inc. 2018 Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 5/30/25	1,588,440	1,535,823

Electronics 1.0%
Avast Software B.V. 2018 USD Term Loan B 5.101% (3 Month LIBOR + 2.50%), due 9/30/23	753,500	751,522
Camelot UK Holdco, Ltd. 2017 Repriced Term Loan 5.746% (1 Month LIBOR + 3.25%), due 10/3/23	1,432,410	1,421,667
ION Trading Technologies S.A R.L. USD Incremental Term Loan B 6.651% (3 Month LIBOR + 4.00%), due 11/21/24	1,975,912	1,916,634
Oberthur Technologies S.A. 2016 Term Loan B1 6.351% (3 Month LIBOR + 3.75%), due 1/10/24	1,103,684	1,079,109
SS&C Technologies Holdings Europe S.A R.L. 2018 Term Loan B4 4.749% (1 Month LIBOR + 2.25%), due 4/16/25	2,078,811	2,058,890
Trader Corp. 2017 Term Loan B 5.496% (1 Month LIBOR + 3.00%), due 9/28/23	1,283,127	1,267,087
		8,494,909
Healthcare, Education & Childcare 1.2%
Auris Luxembourg III S.A.R.L. 2018 USD Term Loan B TBD, due 2/27/26	1,687,500	1,680,117
Endo Luxembourg Finance Co. I S.A R.L. 2017 Term Loan B 6.75% (1 Month LIBOR + 4.25%), due 4/29/24	3,808,428	3,737,020
Mallinckrodt International Finance S.A. Term Loan B 5.351% (3 Month LIBOR + 2.75%), due 9/24/24	1,055,860	981,950
Valeant Pharmaceuticals International, Inc. 2018 Term Loan B 5.481% (1 Month LIBOR + 3.00%), due 6/2/25	3,971,052	3,939,879
		10,338,966
Hotels, Motels, Inns & Gaming 1.4%
Belmond Interfin, Ltd. Dollar Term Loan 5.249% (1 Month LIBOR + 2.75%), due 7/3/24	1,572,000	1,567,087
Four Seasons Hotels, Ltd. New 1st Lien Term Loan 4.499% (1 Month LIBOR + 2.00%), due 11/30/23	2,478,572	2,456,265
Gateway Casinos & Entertainment, Ltd. 2018 Term Loan B 5.601% (3 Month LIBOR + 3.00%), due 12/1/23	1,592,987	1,586,018
GVC Holdings PLC 2018 Term Loan 4.999% (1 Month LIBOR + 2.50%), due 3/29/24	1,489,975	1,479,731
Stars Group Holdings B.V. 2018 USD Incremental Term Loan 6.101% (3 Month LIBOR + 3.50%), due 7/10/25	4,388,602	4,375,573
		11,464,674
Leisure, Amusement, Motion Pictures & Entertainment 0.7%
Bombardier Recreational Products, Inc. 2016 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 5/23/25	1,699,213	1,659,281
Delta 2 (LUX) S.A.R.L. 2018 USD Term Loan 4.999% (1 Month LIBOR + 2.50%), due 2/1/24	3,568,089	3,416,445
DHX Media, Ltd. Term Loan B 6.249% (1 Month LIBOR + 3.75%), due 12/29/23	830,105	784,450
		5,860,176
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
Titan Acquisition, Ltd. 2018 Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 3/28/25	1,856,250	1,719,816

Oil & Gas 0.2%
MEG Energy Corp. 2017 Term Loan B 6.00% (1 Month LIBOR + 3.50%), due 12/31/23	135,000	134,156
NorthRiver Midstream Finance L.P. 2018 Term Loan B 6.047% (3 Month LIBOR + 3.25%), due 10/1/25	1,194,000	1,189,025
		1,323,181
Personal & Nondurable Consumer Products (Manufacturing Only) 0.2%
Array Canada, Inc. Term Loan B 7.601% (3 Month LIBOR + 5.00%), due 2/10/23	373,037	357,183
KIK Custom Products, Inc. 2015 Term Loan B 6.496% (1 Month LIBOR + 4.00%), due 5/15/23	1,350,000	1,274,063
		1,631,246
Personal, Food & Miscellaneous Services 0.5%
1011778 B.C. Unlimited Liability Co. Term Loan B3 4.749% (1 Month LIBOR + 2.25%), due 2/16/24	2,493,213	2,447,505
Jacobs Douwe Egberts International B.V. 2018 USD Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 11/1/25	2,020,728	2,003,046
		4,450,551
Printing & Publishing 0.3%
Springer Science & Business Media Deutschland GmbH Term Loan B13 5.999% (1 Month LIBOR + 3.50%), due 8/15/22	2,920,477	2,903,136

Retail Store 0.3%
EG Finco, Ltd. 2018 USD Term Loan 6.601% (3 Month LIBOR + 4.00%), due 2/7/25	1,485,004	1,447,260
EG Group, Ltd. 2018 USD Term Loan B 6.601% (3 Month LIBOR + 4.00%), due 2/7/25	1,188,000	1,157,805
		2,605,065
Telecommunications 0.9%
Digicel International Finance, Ltd. 2017 Term Loan B 5.88% (3 Month LIBOR + 3.25%), due 5/28/24	517,127	458,088
Intelsat Jackson Holdings S.A. 2017 Term Loan B3 6.24% (1 Month LIBOR + 3.75%), due 11/27/23	4,139,180	4,051,222
Telesat Canada Term Loan B4 5.11% (3 Month LIBOR + 2.50%), due 11/17/23	3,289,053	3,238,346
		7,747,656
Total Foreign Floating Rate Loans (Cost $84,375,133)		82,430,101
Total Long-Term Bonds (Cost $791,327,225)		771,936,329

	Shares
Affiliated Investment Company 0.3%
Fixed Income Fund 0.3%
MainStay MacKay High Yield Corporate Bond Fund Class I	492,059	2,745,691

Total Affiliated Investment Company (Cost $2,805,487)		2,745,691

Common Stocks 0.5%
Communications Equipment 0.0% ‡
Energy Future Holdings Corp. (e)(f)(i)(j)	94,456	0

Energy Equipment & Services 0.1%
Pacific Drilling S.A. (b)(i)	49,911	707,738
Transocean, Ltd. (i)	52,291	455,455
		1,163,193
Hotels, Restaurants & Leisure 0.0% ‡
Caesars Entertainment Corp. (i)	19,323	167,917

Metals & Mining 0.3%
AFGlobal Corp. (e)(f)(i)(j)	45,694	2,562,063

Oil & Gas 0.0% ‡
HGIM Corp. (e)(f)(i)(j)	527	19,235
Templar Energy Corp., Class B (e)(f)(i)(j)	36,393	135
Templar Energy LLC, Class A (e)(f)(i)(j)	36,029	13,331
		32,701
Oil, Gas & Consumable Fuels 0.1%
Ascent Resources (e)(f)(i)(j)	122,031	341,687
Philadelphia Energy Solutions, Inc., Class A (e)(f)(i)(j)	52,608	197,280
		538,967
Total Common Stocks (Cost $4,488,982)		4,464,841

Preferred Stocks 0.0%‡
Oil & Gas 0.0% ‡
Templar Energy Corp. (8.00% PIK) (c)(e)(f)(i)(j)	54,340	69,381

Total Preferred Stocks (Cost $227,580)		69,381

	Number of Rights
Rights 0.0%‡
Independent Power & Renewable Electricity Producers 0.0% ‡
Vistra Energy Corp. (e)(f)(i)(j)	57,684	56,530

Total Rights (Cost $47,301)		56,530

	Number of Warrants
Warrants 0.0%‡
Oil & Gas 0.0% ‡
HGIM Corp. Expires 7/2/43 (e)(f)(i)(j)	2,358	86,067

Oil, Gas & Consumable Fuels 0.0% ‡
Ascent Resources (e)(f)(i)(j)
1st Lien Warrants Expires 3/30/30	11,684	876
2nd Lien Tranche A Expires 3/30/30	15,022	1,878
2nd Lien Tranche B Expires 3/30/30	31,000	930
		3,684
Total Warrants (Cost $100,718)		89,751

	Principal Amount
Short-Term Investments 10.5%
Repurchase Agreement 0.4%
Fixed Income Clearing Corp. 0.50%, dated 3/29/19 due 4/1/19 Proceeds at Maturity $3,046,975 (Collateralized by a United States Treasury Note with a rate of 2.375% and a maturity date of 3/15/21, with a Principal Amount of $3,100,000 and a Market Value of $3,110,298)	$3,046,848	3,046,848

Total Repurchase Agreement (Cost $3,046,848)		3,046,848

U.S. Government & Federal Agencies 10.1% (k)
2.36%, due 4/11/19	7,000,000	6,995,477
2.418%, due 4/2/19	833,000	832,945
2.424%, due 4/9/19	50,375,000	50,348,256
2.439%, due 4/18/19	10,685,000	10,672,898
2.455%, due 4/16/19	17,262,000	17,244,608

Total U.S. Government & Federal Agencies (Cost $86,094,184)		86,094,184

Total Short-Term Investments (Cost $89,141,032)		89,141,032

	Shares
Investment of Cash Collateral For Securities Loaned 0.2%
Unaffiliated Investment Company 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (l)	1,555,263	1,555,263
Total Investment of Cash Collateral For Securities Loaned (Cost $1,555,263)		1,555,263
Total Investments (Cost $889,693,588)	102.3%	870,058,818
Other Assets, Less Liabilities	(2.3)	(19,171,222)
Net Assets	100.0%	$850,887,596

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $1,526,742 and the Portfolio received cash collateral with a value of $1,555,263.
(c)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Floating rate - Rate shown was the rate in effect as of March 31, 2019.
(e)	Illiquid security - As of March 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $20,489,646, which represented 2.4% of the Portfolio's net assets.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Issue in non-accrual status.
(h)	Issue in default.
(i)	Non-income producing security.
(j)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, the total market value of fair valued securities was $3,349,393, which represented 0.4% of the Portfolio's net assets.
(k)	Interest rate shown represents yield to maturity.
(l)	Current yield as of March 31, 2019.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$28,480,706	$—	$28,480,706
Floating Rate Loans (b)	—	651,629,397	9,396,125	661,025,522
Foreign Floating Rate Loans	—	82,430,101	—	82,430,101
Total Long-Term Bonds	—	762,540,204	9,396,125	771,936,329
Affiliated Investment Company
Fixed Income Funds	2,745,691	—	—	2,745,691
Common Stocks (c)	1,331,110	—	3,133,731	4,464,841
Preferred Stocks (d)	—	—	69,381	69,381
Rights (e)	—	—	56,530	56,530
Warrants (f)	—	—	89,751	89,751
Short-Term Investments
Repurchase Agreements	—	3,046,848	—	3,046,848
U.S. Government & Federal Agencies	—	86,094,184	—	86,094,184
Total Short-Term Investments	—	89,141,032	—	89,141,032
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	1,555,263	—	—	1,555,263
Total Investments in Securities	$5,632,064	$851,681,236	$12,745,518	$870,058,818

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $9,396,125 within the Floating Rate Loans section of the Portfolio of Investments were valued by a pricing service without adjustment.

(c)	The Level 3 securities valued at $2,562,063, $32,701, and $538,967 are held in Metals & Mining, Oil & Gas, and Oil, Gas & Consumable Fuels, respectively, within the Common Stocks section of the Portfolio of Investments.

(d)	The Level 3 security valued at $69,381 is held in Oil & Gas within the Preferred Stocks section of the Portfolio of Investments.

(e)	The Level 3 security valued at $56,530 is held in Independent Power & Renewable Electricity Producers within the Rights section of the Portfolio of Investments.

(f)	The Level 3 securities valued at $86,067 and $3,684 are held in Oil & Gas, and Oil, Gas & Consumable Fuels, respectively within the Warrants section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2018
Long-Term Bonds
Floating Rate Loans	$48,225,782	$12,692	$9,117	$123,140	$1,212,808	$(8,622,856)	$4,602,859	$(36,167,417)	$9,396,125	$123,140
Foreign Floating Rate Loans	7,547,427	-	-	-	-	-	-	(7,547,427)	-	-
Common Stocks	3,235,335	-	-	(101,604)	-	-	-	-	3,133,731	(101,604)
Preferred Stocks	66,963	-	-	2,418	-	-	-	-	69,381	2,418
Rights	54,223	-	-	2,307	-	-	-	-	56,530	2,307
Warrants	101,766	-	-	(12,015)	-	-	-	-	89,751	(12,015)

Total	$59,231,496	$12,692	$9,117	$14,246	$1,212,808	$(8,622,856)	$4,602,859	$(43,714,844)	$12,745,518	$(14,246)

(a)	Sales include principal reductions.

As of March 31, 2019, securities with a market value of $4,602,859 transferred from Level 2 to Level 3 as the fair value obtained from an independent pricing service, utilized significant unobservable inputs. As of December 31, 2018, the fair value obtained for these securities, as determined by an independent pricing service, utilized significant other observable inputs.

As of March 31, 2019, securities with a market value of $43,714,844 transferred from Level 3 to Level 2 as the fair value obtained from an independent pricing service, utilized significant other observable inputs. As of December 31, 2018, the fair value obtained for these securities, as determined by an independent pricing service, utilized significant unobservable inputs.

MainStay VP MacKay Government Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 95.8% †
Asset-Backed Securities 2.6%
Other Asset-Backed Securities 2.3%
PSNH Funding LLC Series 2018-1, Class A1 3.094%, due 2/1/26	$434,873	$439,602
Small Business Administration Participation Certificates
Series 2012-20L, Class 1 1.93%, due 12/1/32	568,355	548,488
Series 2014-20H, Class 1 2.88%, due 8/1/34	621,924	627,104
Series 2015-20G, Class 1 2.88%, due 7/1/35	1,521,012	1,521,432
Series 2014-20I, Class 1 2.92%, due 9/1/34	645,687	647,993
Series 2014-20C, Class 1 3.21%, due 3/1/34	1,131,666	1,152,817
		4,937,436
Utilities 0.3%
Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	736,751	763,712

Total Asset-Backed Securities (Cost $5,709,268)		5,701,148

Corporate Bonds 4.8%
Agriculture 0.5%
Altria Group, Inc. 2.85%, due 8/9/22	1,170,000	1,167,226

Electric 2.6%
Consolidated Edison Co. of New York, Inc. 3.002% (3 Month LIBOR + 0.40%), due 6/25/21 (a)	1,550,000	1,547,662
Duke Energy Florida Project Finance LLC 2.538%, due 9/1/31	1,900,000	1,805,546
PECO Energy Co. 1.70%, due 9/15/21	2,420,000	2,363,676
		5,716,884
Pipelines 0.6%
Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	1,200,000	1,233,356

Real Estate Investment Trusts 1.1%
Host Hotels & Resorts, L.P. 3.75%, due 10/15/23	2,350,000	2,358,947

Total Corporate Bonds (Cost $10,590,925)		10,476,413

Mortgage-Backed Securities 2.2%
Agency Collateral (Collateralized Mortgage Obligation) 0.3%
Federal National Mortgage Association REMIC Series 2019-13, Class PE 3.00%, due 3/25/49	675,000	671,721

Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.5%
BXP Trust Series 2017-GM, Class A 3.379%, due 6/13/39 (b)	1,750,000	1,777,322
Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (b)	501,468	519,588
Wells Fargo Commercial Mortgage Trust Series 2018-1745, Class A 3.749%, due 6/15/36 (b)(c)	900,000	930,767
		3,227,677
Residential Mortgages (Collateralized Mortgage Obligations) 0.4%
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 4.351%, due 8/25/36 (c)	161,082	149,812
Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 3.06% (1 Year Treasury Constant Maturity Rate + 0.47%), due 2/25/42 (a)(b)(d)(e)(f)	771,910	733,986
		883,798
Total Mortgage-Backed Securities (Cost $4,773,429)		4,783,196

U.S. Government & Federal Agencies 86.2%
Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0% ‡ (g)
Series 360, Class 2, IO 5.00%, due 8/25/35	96,744	18,748
Series 361, Class 2 6.00%, due 10/25/35	20,385	4,953
		23,701
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 12.6%
2.50%, due 8/1/46	1,724,153	1,676,360
3.00%, due 2/1/46	3,477,412	3,472,188
3.00%, due 4/1/47	3,531,135	3,518,923
3.00%, due 12/1/47	977,455	973,626
3.50%, due 8/1/38	978,652	999,600
3.50%, due 1/1/43	781,239	803,280
3.50%, due 1/1/44	445,229	455,039
3.50%, due 11/1/46	1,399,587	1,424,337
3.50%, due 2/1/48	977,203	993,143
4.00%, due 12/1/41	346,415	362,420
4.00%, due 7/1/44	414,781	430,399
4.00%, due 2/1/45	1,901,148	1,993,489
4.00%, due 3/1/45	384,195	399,987
4.00%, due 1/1/46	282,511	295,212
4.00%, due 12/1/46	1,816,735	1,877,749
4.00%, due 2/1/48	861,483	889,429
4.00%, due 10/1/48	521,682	545,623
4.00%, due 3/1/49	1,568,964	1,616,634
4.50%, due 3/1/41	413,845	436,352
4.50%, due 8/1/44	258,382	275,842
4.50%, due 12/1/44	1,133,989	1,204,682
4.50%, due 7/1/45	741,715	783,821
4.50%, due 4/1/46	117,307	124,182
4.50%, due 8/1/47	250,795	266,684
5.00%, due 11/1/41	1,431,256	1,542,025
6.50%, due 4/1/37	42,092	47,388
		27,408,414
Federal National Mortgage Association (Mortgage Pass-Through Securities) 27.3%
2.50%, due 12/1/37	1,973,192	1,935,377
2.50%, due 1/1/57	911,415	878,934
3.00%, due 10/1/32	805,829	815,324
3.00%, due 9/1/46	2,448,639	2,433,196
3.00%, due 10/1/46	2,131,996	2,118,550
3.00%, due 10/1/48	1,707,681	1,708,295
3.00%, due 2/1/57	862,733	852,350
3.00%, due 6/1/57	982,811	970,982
3.50%, due 3/1/37	520,281	533,748
3.50%, due 2/1/43	1,889,421	1,938,826
3.50%, due 5/1/43	664,532	678,441
3.50%, due 7/1/43	635,468	650,539
3.50%, due 11/1/44	1,054,302	1,076,586
3.50%, due 3/1/45	1,102,626	1,127,369
3.50%, due 8/1/46	958,824	978,043
3.50%, due 10/1/47	918,325	932,571
3.50%, due 2/1/48	1,014,705	1,030,338
4.00%, due 8/1/38	3,770,279	3,912,688
4.00%, due 11/1/43	1,859,842	1,959,906
4.00%, due 12/1/43	1,220,521	1,278,937
4.00%, due 1/1/46	1,137,086	1,178,939
4.00%, due 9/1/47	851,579	879,945
4.00%, due 8/1/48	2,353,079	2,425,075
4.00%, due 9/1/48	978,502	1,008,441
4.50%, due 2/1/41	3,121,398	3,333,777
4.50%, due 4/1/41	7,324,469	7,851,967
4.50%, due 8/1/42	1,382,928	1,469,115
4.50%, due 12/1/43	366,357	386,596
4.50%, due 8/1/44	1,626,576	1,719,187
5.00%, due 9/1/41	2,639,233	2,845,321
5.00%, due 10/1/41	2,344,779	2,522,884
5.50%, due 7/1/41	4,145,204	4,557,117
6.00%, due 4/1/37	13,455	14,197
6.00%, due 7/1/39	957,282	1,052,779
6.50%, due 10/1/39	169,934	193,962
6.50%, due 8/1/47	23,721	25,356
		59,275,658
Government National Mortgage Association (Mortgage Pass-Through Securities) 8.1%
3.00%, due 8/20/45	1,763,311	1,774,144
3.00%, due 6/20/46	1,001,648	997,265
3.50%, due 12/20/46	1,192,404	1,219,344
3.50%, due 8/20/47	877,862	897,647
4.00%, due 7/15/39	299,454	311,145
4.00%, due 9/20/40	1,074,354	1,115,947
4.00%, due 11/20/40	202,193	210,091
4.00%, due 1/15/41	1,335,497	1,388,045
4.00%, due 10/15/41	3,959,696	4,115,508
4.00%, due 6/20/47	1,204,712	1,233,443
4.50%, due 5/20/40	2,386,606	2,513,164
5.00%, due 4/15/34	405,875	435,673
5.00%, due 2/20/41	281,405	301,100
5.50%, due 6/15/33	619,693	678,953
5.50%, due 12/15/35	33,698	36,075
6.00%, due 8/15/32	103,802	114,795
6.00%, due 10/15/32	154,756	166,690
6.50%, due 7/15/28	22,578	24,925
6.50%, due 8/15/28	25,958	28,497
6.50%, due 7/15/32	98,082	112,484
		17,674,935
Overseas Private Investment Corporation 0.7%
5.142%, due 12/15/23	1,380,596	1,471,834

Tennessee Valley Authority 2.4%
4.65%, due 6/15/35	4,395,000	5,183,903

United States Treasury Bonds 1.6%
3.75%, due 11/15/43	1,740,000	2,039,810
4.375%, due 11/15/39	1,200,000	1,524,844
		3,564,654
United States Treasury Notes 33.5%
1.625%, due 8/15/22	2,170,000	2,127,109
1.625%, due 5/15/26	380,000	362,469
1.75%, due 9/30/22	3,070,000	3,019,873
1.75%, due 5/15/23	500,000	490,332
2.00%, due 8/31/21	3,295,000	3,274,278
2.375%, due 4/30/20	18,700,000	18,693,426
2.375%, due 8/15/24	2,375,000	2,386,968
2.625%, due 7/31/20	12,150,000	12,188,918
2.625%, due 1/31/26	1,700,000	1,732,738
2.625%, due 2/15/29	2,710,000	2,759,754
2.75%, due 4/30/23	7,105,000	7,245,157
2.75%, due 7/31/23	845,000	862,659
2.75%, due 8/31/23	1,325,000	1,353,363
2.875%, due 10/31/20	8,030,000	8,094,930
3.00%, due 10/31/25	7,805,000	8,129,090
		72,721,064
Total U.S. Government & Federal Agencies (Cost $184,019,383)		187,324,163
Total Long-Term Bonds (Cost $205,093,005)		208,284,920

Short-Term Investments 4.5%
Affiliated Investment Company 2.3%
MainStay U.S. Government Liquidity Fund, 2.29% (h)	4,976,521	4,976,521
Total Affiliated Investment Company (Cost $4,976,521)		4,976,521

Repurchase Agreement 0.3%
Fixed Income Clearing Corp. 0.50%, dated 3/29/19 due 4/1/19 Proceeds at Maturity $672,411 (Collateralized by a United States Treasury Note with a rate of 2.375% and a maturity date of 3/15/22, with a Principal Amount of $685,000 and a Market Value of $689,470)	$672,383	672,383
Total Repurchase Agreement (Cost $672,383)		672,383
U.S. Governments 1.9%
United States Treasury Bills 2.447%, due 4/18/19 (i)	4,000,000	3,995,451
Total U.S. Governments (Cost $3,995,451)		3,995,451
Total Short-Term Investments (Cost $9,644,355)		9,644,355
Total Investments (Cost $214,737,360)	100.3%	217,929,275
Other Assets, Less Liabilities	(0.3)	(624,124)
Net Assets	100.0%	$217,305,151

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2019.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2019.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, the total market value of the fair valued security was $733,986, which represented 0.3% of the Portfolio's net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Illiquid security - As of March 31, 2019, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $733,986, which represented 0.3% of the Portfolio's net assets.
(g)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	Current yield as of March 31, 2019.
(i)	Interest rate shown represents yield to maturity.

The following abbreviations are used in the preceding pages:
IO	—Interest Only
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$5,701,148	$—	$5,701,148
Corporate Bonds	—	10,476,413	—	10,476,413
Mortgage-Backed Securities (b)	—	4,049,210	733,986	4,783,196
U.S. Government & Federal Agencies	—	187,324,163	—	187,324,163
Total Long-Term Bonds	—	207,550,934	733,986	208,284,920
Short-Term Investments
Affiliated Investment Company	4,976,521	—	—	4,976,521
Repurchase Agreement	—	672,383	—	672,383
U.S. Governments	—	3,995,451	—	3,995,451
Total Short-Term Investments	4,976,521	4,667,834	—	9,644,355
Total Investments in Securities	$4,976,521	$212,218,768	$733,986	$217,929,275

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $733,986 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$727,931	$203	$307	$14,861	$-	$(9,316)	$-	$-	$733,986	$14,533

(a)	Sales include principal reductions.

MainStay VP Growth Allocation Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 100.0%
IQ 50 Percent Hedged FTSE International ETF (a)	1,695,408	$33,925,962
IQ 500 International ETF (a)	1,096,688	29,558,922
IQ Chaikin U.S. Large Cap ETF (a)	2,161,732	51,124,962
IQ Chaikin U.S. Small Cap ETF (a)	1,125,745	27,940,991
IQ Global Resources ETF (a)	805,265	22,072,314
MainStay Cushing MLP Premier Fund Class I	541,629	6,223,315
MainStay Epoch Capital Growth Fund Class I (a)(b)	811,055	9,854,315
MainStay Epoch International Choice Fund Class I (a)	1,802,427	60,453,411
MainStay Epoch U.S. All Cap Fund Class R6 (a)	2,861,234	76,080,223
MainStay Epoch U.S. Equity Yield Fund Class R6	29,067	472,048
MainStay MacKay International Opportunities Fund Class I (a)	6,040,499	45,968,195
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	6,489,658	53,409,883
MainStay MAP Equity Fund Class I (a)	1,691,996	67,290,672
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	1,981,709	17,636,931
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	2,421,410	34,722,434
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	9,601,450	85,027,470
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	4,332,460	67,478,815
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	3,706,680	41,075,486
MainStay VP Large Cap Growth Portfolio Initial Class (a)	2,610,165	66,422,358
MainStay VP MacKay Common Stock Portfolio Initial Class (a)	1,247,182	35,397,251
MainStay VP MacKay Growth Portfolio Initial Class (a)	1,828,054	58,003,833
MainStay VP MacKay International Equity Portfolio Initial Class (a)	890,528	14,750,784
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	4,230,053	57,803,000
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	32,371	1,769,225
MainStay VP MacKay Small Cap Core Portfolio Initial Class	3,479,232	38,337,423
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	7,358,887	92,993,675
Total Affiliated Investment Companies (Cost $1,090,340,823)		1,095,793,898
Total Investments (Cost $1,090,340,823)	100.0%	1,095,793,898
Other Assets, Less Liabilities	(0.0)‡	(5,418)
Net Assets	100.0%	$1,095,788,480

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	As of March 31, 2019, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies Equity Funds	$1,095,793,898	$—	$—	$1,095,793,898
Total Investments in Securities	$1,095,793,898	$—	$—	$1,095,793,898

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP MacKay High Yield Corporate Bond Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 94.1% †
Convertible Bonds 0.8%
Auto Parts & Equipment 0.4%
Exide Technologies (a)(b)(c)(d)
7.00% (7.00% PIK), due 4/30/25	$27,200,479	$8,731,354
7.25% (7.25% PIK), due 4/30/25 (e)	5,139,492	2,107,192
		10,838,546
Internet 0.0% ‡
At Home Corp. (b)(c)(f)(g)(h)
0.525%, due 12/28/18	2,000,000	26,000
4.75%, due 3/15/06 (d)	10,210,000	132,730
		158,730
Media 0.0% ‡
DISH Network Corp. 3.375%, due 8/15/26	1,174,000	1,000,248

Real Estate Investment Trusts 0.4%
VEREIT, Inc. 3.75%, due 12/15/20	10,135,000	10,128,900
Total Convertible Bonds (Cost $41,201,335)		22,126,424
Corporate Bonds 91.8%
Advertising 1.1%
Lamar Media Corp.
5.375%, due 1/15/24	5,447,000	5,583,175
5.75%, due 2/1/26	5,965,000	6,233,425
5.75%, due 2/1/26 (e)	2,500,000	2,612,500
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.25%, due 2/15/22	3,495,000	3,529,950
5.625%, due 2/15/24	12,030,000	12,345,787
		30,304,837
Aerospace & Defense 1.2%
TransDigm UK Holdings PLC 6.875%, due 5/15/26 (e)	2,550,000	2,537,250
TransDigm, Inc.
6.00%, due 7/15/22	2,760,000	2,804,850
6.25%, due 3/15/26 (e)	17,750,000	18,486,625
6.50%, due 7/15/24	2,300,000	2,363,250
6.50%, due 5/15/25	2,260,000	2,294,126
Triumph Group, Inc. 7.75%, due 8/15/25	6,680,000	6,379,400
		34,865,501
Apparel 0.2%
William Carter Co. 5.25%, due 8/15/21	5,380,000	5,450,478

Auto Manufacturers 1.6%
BCD Acquisition, Inc. 9.625%, due 9/15/23 (e)	6,625,000	7,022,500
Ford Holdings LLC 9.30%, due 3/1/30	6,970,000	8,249,418
J.B. Poindexter & Company, Inc. 7.125%, due 4/15/26 (e)	8,055,000	8,077,796
McLaren Finance PLC 5.75%, due 8/1/22 (e)	8,170,000	7,724,735
Navistar International Corp. 6.625%, due 11/1/25 (e)	7,445,000	7,565,981
Wabash National Corp. 5.50%, due 10/1/25 (e)	6,482,000	6,044,465
		44,684,895
Auto Parts & Equipment 3.3%
Adient Global Holdings, Ltd. 4.875%, due 8/15/26 (e)	7,600,000	5,567,000
American Axle & Manufacturing, Inc.
6.25%, due 4/1/25 (i)	3,500,000	3,408,125
6.25%, due 3/15/26	3,715,000	3,584,975
6.50%, due 4/1/27	3,315,000	3,208,257
Dana Financing Luxembourg S.A.R.L. 5.75%, due 4/15/25 (e)	4,515,000	4,515,000
Exide Technologies 11.00% (4.00% Cash and 7.00% PIK), due 4/30/22 (a)(b)(c)(d)(e)	32,416,980	28,332,441
IHO Verwaltungs GmbH (a)(e)
4.125% (4.125% Cash or 4.875% PIK), due 9/15/21	8,210,000	8,220,262
4.50% (4.50% Cash or 5.25% PIK), due 9/15/23	7,735,000	7,676,987
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	6,450,000	6,127,500
Meritor, Inc. 6.25%, due 2/15/24	2,000,000	2,055,000
Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (e)	6,640,000	6,739,692
Schaeffler Finance B.V. 4.75%, due 5/15/23 (e)	7,125,000	7,217,625
Tenneco, Inc. 5.00%, due 7/15/26	5,482,000	4,385,600
Titan International, Inc. 6.50%, due 11/30/23	4,320,000	3,979,800
		95,018,264
Banks 0.0% ‡
Provident Funding Associates, L.P. / PFG Finance Corp. 6.375%, due 6/15/25 (e)	1,160,000	1,055,600

Building Materials 1.2%
BMC East LLC 5.50%, due 10/1/24 (e)	3,795,000	3,728,587
James Hardie International Finance DAC (e)
4.75%, due 1/15/25	3,850,000	3,792,250
5.00%, due 1/15/28	6,430,000	6,221,025
Summit Materials LLC / Summit Materials Finance Corp.
5.125%, due 6/1/25 (e)	3,270,000	3,147,375
6.125%, due 7/15/23	12,080,000	12,331,868
6.50%, due 3/15/27 (e)	5,135,000	5,186,350
		34,407,455
Chemicals 1.7%
Blue Cube Spinco LLC
9.75%, due 10/15/23	12,370,000	13,761,625
10.00%, due 10/15/25	7,575,000	8,666,179
Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (e)	6,635,000	6,925,281
Neon Holdings, Inc. 10.125%, due 4/1/26 (e)	3,000,000	3,060,000
NOVA Chemicals Corp. (e)
4.875%, due 6/1/24	3,000,000	2,947,500
5.25%, due 6/1/27	2,000,000	1,962,500
Olin Corp. 5.50%, due 8/15/22	3,261,000	3,407,745
PolyOne Corp. 5.25%, due 3/15/23	8,976,000	9,245,280
		49,976,110
Commercial Services 4.4%
Ashtead Capital, Inc. (e)
4.375%, due 8/15/27	2,500,000	2,412,500
5.25%, due 8/1/26	1,500,000	1,533,750
5.625%, due 10/1/24	5,645,000	5,835,519
Cimpress N.V. 7.00%, due 6/15/26 (e)	6,692,000	6,441,050
Flexi-Van Leasing, Inc. 10.00%, due 2/15/23 (e)	8,085,000	7,454,370
Gartner, Inc. 5.125%, due 4/1/25 (e)	13,607,000	13,752,595
Graham Holdings Co. 5.75%, due 6/1/26 (e)	9,320,000	9,786,000
IHS Markit, Ltd. (e)
4.75%, due 2/15/25	4,580,000	4,767,734
5.00%, due 11/1/22	20,705,000	21,601,526
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, due 8/1/23 (e)	4,615,000	4,701,531
Matthews International Corp. 5.25%, due 12/1/25 (e)	3,865,000	3,710,400
Nielsen Co. Luxembourg S.A.R.L. (e)
5.00%, due 2/1/25	5,835,000	5,608,894
5.50%, due 10/1/21	1,340,000	1,343,350
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, due 10/1/20	3,000,000	2,996,250
5.00%, due 4/15/22 (e)	20,569,000	20,311,888
Ritchie Bros. Auctioneers, Inc. 5.375%, due 1/15/25 (e)	2,800,000	2,856,000
United Rentals North America, Inc.
4.875%, due 1/15/28	4,060,000	3,949,162
5.50%, due 5/15/27	2,239,000	2,261,390
6.50%, due 12/15/26	3,420,000	3,599,550
WEX, Inc. 4.75%, due 2/1/23 (e)	3,650,000	3,640,875
		128,564,334
Computers 0.2%
NCR Corp. 6.375%, due 12/15/23	6,300,000	6,473,250

Cosmetics & Personal Care 0.5%
Edgewell Personal Care Co.
4.70%, due 5/19/21	6,235,000	6,320,731
4.70%, due 5/24/22	8,070,000	8,110,350
		14,431,081
Distribution & Wholesale 0.1%
H&E Equipment Services, Inc. 5.625%, due 9/1/25	2,750,000	2,743,125

Diversified Financial Services 2.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.625%, due 10/30/20	1,740,000	1,780,888
5.00%, due 10/1/21	5,465,000	5,670,311
Credit Acceptance Corp.
6.125%, due 2/15/21	3,700,000	3,704,625
6.625%, due 3/15/26 (e)	5,850,000	5,947,110
7.375%, due 3/15/23	6,530,000	6,783,038
Jefferies Finance LLC / JFIN Co-Issuer Corp. (e)
7.25%, due 8/15/24	3,955,000	3,895,675
7.50%, due 4/15/21	2,500,000	2,537,500
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (e)
5.25%, due 3/15/22	6,685,000	6,785,275
5.875%, due 8/1/21	8,560,000	8,720,500
Lincoln Finance, Ltd. 7.375%, due 4/15/21 (e)	5,545,000	5,653,128
LPL Holdings, Inc. 5.75%, due 9/15/25 (e)	8,200,000	8,304,960
Ocwen Loan Servicing LLC 8.375%, due 11/15/22 (e)	3,210,000	3,001,350
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, due 12/15/22 (e)	5,480,000	5,630,700
Quicken Loans, Inc. 5.25%, due 1/15/28 (e)	5,040,000	4,718,700
VFH Parent LLC / Orchestra Co-Issuer, Inc. 6.75%, due 6/15/22 (e)	7,900,000	8,147,507
Werner FinCo, L.P. / Werner FinCo, Inc. 8.75%, due 7/15/25 (e)	3,380,000	2,912,208
		84,193,475
Electric 1.3%
AES Corp. 5.50%, due 4/15/25	2,000,000	2,075,000
Calpine Corp. (e)
5.875%, due 1/15/24	6,485,000	6,647,125
6.00%, due 1/15/22	8,255,000	8,347,869
GenOn Energy, Inc. / NRG Americas, Inc. 9.392% (6 Month LIBOR + 6.50%), due 12/1/23 (j)	10,266,086	10,189,090
Keystone Power Pass-Through Holders LLC / Conemaugh Power Pass-Through Holders 13.00% (13.00% PIK), due 6/1/24 (a)(e)	2,563,605	2,563,605
NRG Energy, Inc.
6.25%, due 5/1/24	410,000	423,325
6.625%, due 1/15/27	7,000,000	7,533,750
		37,779,764
Electrical Components & Equipment 0.4%
Energizer Holdings, Inc. 7.75%, due 1/15/27 (e)	4,555,000	4,851,075
WESCO Distribution, Inc. 5.375%, due 12/15/21	7,160,000	7,231,600
		12,082,675
Electrical Equipment 0.2%
Resideo Funding, Inc. 6.125%, due 11/1/26 (e)	6,569,000	6,766,070

Electronics 0.2%
Itron, Inc. 5.00%, due 1/15/26 (e)	6,365,000	6,261,569

Engineering & Construction 0.4%
Weekley Homes LLC / Weekley Finance Corp.
6.00%, due 2/1/23	7,219,000	6,948,288
6.625%, due 8/15/25	4,095,000	3,910,725
		10,859,013
Entertainment 1.5%
Boyne USA, Inc. 7.25%, due 5/1/25 (e)	3,950,000	4,226,500
Churchill Downs, Inc. (e)
4.75%, due 1/15/28	4,565,000	4,342,456
5.50%, due 4/1/27	7,890,000	8,000,460
International Game Technology PLC 6.25%, due 1/15/27 (e)	6,680,000	6,847,000
Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (e)	2,193,000	2,297,168
Merlin Entertainments PLC 5.75%, due 6/15/26 (e)	9,050,000	9,332,812
Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 6.125%, due 8/15/21 (e)	7,923,000	7,923,000
		42,969,396
Food 1.9%
B&G Foods, Inc.
4.625%, due 6/1/21	3,130,000	3,122,175
5.25%, due 4/1/25	5,767,000	5,529,111
C&S Group Enterprises LLC 5.375%, due 7/15/22 (e)	17,633,000	17,699,124
KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (e)	4,175,000	4,133,250
Land O'Lakes Capital Trust I 7.45%, due 3/15/28 (e)	5,130,000	5,501,925
Land O'Lakes, Inc. 6.00%, due 11/15/22 (e)	7,880,000	8,136,100
Simmons Foods, Inc. 7.75%, due 1/15/24 (e)	1,400,000	1,491,000
TreeHouse Foods, Inc. 6.00%, due 2/15/24 (e)(i)	9,045,000	9,384,187
		54,996,872
Forest Products & Paper 1.2%
Mercer International, Inc.
5.50%, due 1/15/26	1,250,000	1,225,000
6.50%, due 2/1/24	6,005,000	6,140,112
7.375%, due 1/15/25 (e)	4,000,000	4,200,000
7.75%, due 12/1/22	104,000	108,160
Schweitzer-Mauduit International, Inc. 6.875%, due 10/1/26 (e)	5,900,000	5,900,000
Smurfit Kappa Treasury Funding DAC 7.50%, due 11/20/25	15,843,000	18,061,020
		35,634,292
Gas 0.9%
AmeriGas Partners, L.P. / AmeriGas Finance Corp.
5.50%, due 5/20/25	2,050,000	2,042,313
5.625%, due 5/20/24	7,385,000	7,505,006
5.75%, due 5/20/27	5,455,000	5,386,812
5.875%, due 8/20/26	6,495,000	6,486,881
Rockpoint Gas Storage Canada, Ltd. 7.00%, due 3/31/23 (e)	5,100,000	5,055,375
		26,476,387
Health Care - Products 0.5%
Hill-Rom Holdings, Inc. 5.75%, due 9/1/23 (e)	4,705,000	4,852,031
Hologic, Inc. (e)
4.375%, due 10/15/25	4,080,000	4,058,784
4.625%, due 2/1/28	3,000,000	2,947,500
Teleflex, Inc. 4.625%, due 11/15/27	2,275,000	2,256,527
		14,114,842
Health Care - Services 5.1%
Acadia Healthcare Co., Inc.
5.625%, due 2/15/23	8,812,000	8,867,075
6.50%, due 3/1/24	2,500,000	2,562,500
AHP Health Partners, Inc. 9.75%, due 7/15/26 (e)	3,210,000	3,458,775
Catalent Pharma Solutions, Inc. 4.875%, due 1/15/26 (e)	4,890,000	4,841,100
Centene Corp.
4.75%, due 1/15/25	4,605,000	4,697,100
5.375%, due 6/1/26 (e)	3,885,000	4,054,969
5.625%, due 2/15/21	5,305,000	5,384,575
6.125%, due 2/15/24	6,315,000	6,616,857
Charles River Laboratories International, Inc. 5.50%, due 4/1/26 (e)	6,680,000	6,930,500
Eagle Holding Co. II LLC 7.625% (7.625% Cash or 8.375% PIK), due 5/15/22 (a)(e)	3,000,000	3,026,250
Encompass Health Corp. 5.75%, due 11/1/24	5,980,000	6,054,750
HCA, Inc.
5.00%, due 3/15/24	1,536,000	1,628,456
5.25%, due 4/15/25	4,220,000	4,531,346
5.25%, due 6/15/26	1,675,000	1,794,710
5.375%, due 2/1/25	2,320,000	2,459,200
5.625%, due 9/1/28	1,060,000	1,120,950
5.875%, due 3/15/22	5,130,000	5,503,414
5.875%, due 5/1/23	4,800,000	5,118,000
5.875%, due 2/15/26	8,265,000	8,926,200
7.50%, due 2/15/22	1,570,000	1,731,396
7.50%, due 11/6/33	6,000,000	6,885,000
7.58%, due 9/15/25	1,770,000	1,991,250
7.69%, due 6/15/25	9,195,000	10,436,325
8.36%, due 4/15/24	1,020,000	1,178,100
MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (e)	11,890,000	11,860,275
Polaris Intermediate Corp. 8.50% (8.50% PIK), due 12/1/22 (a)(e)	5,150,000	5,080,475
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, due 12/1/26 (e)	7,255,000	7,527,062
Tenet Healthcare Corp. 8.125%, due 4/1/22	5,055,000	5,438,422
WellCare Health Plans, Inc.
5.25%, due 4/1/25	4,455,000	4,610,925
5.375%, due 8/15/26 (e)	2,380,000	2,490,075
		146,806,032
Home Builders 2.3%
Ashton Woods USA LLC / Ashton Woods Finance Co. (e)
6.75%, due 8/1/25	2,237,000	2,035,670
9.875%, due 4/1/27	3,230,000	3,294,600
Brookfield Residential Properties, Inc. (e)
6.375%, due 5/15/25	3,520,000	3,379,200
6.50%, due 12/15/20	12,995,000	12,995,000
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (e)	4,100,000	4,120,500
Century Communities, Inc.
5.875%, due 7/15/25	3,100,000	2,945,000
6.875%, due 5/15/22	10,140,000	10,317,450
M/I Homes, Inc. 5.625%, due 8/1/25	1,600,000	1,532,000
Mattamy Group Corp. 6.50%, due 10/1/25 (e)	4,010,000	3,936,016
New Home Co., Inc. 7.25%, due 4/1/22	5,400,000	4,860,000
Shea Homes, L.P. / Shea Homes Funding Corp. (e)
5.875%, due 4/1/23	945,000	930,825
6.125%, due 4/1/25	11,175,000	10,728,000
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.25%, due 4/15/21 (e)	968,000	967,080
Williams Scotsman International, Inc. 7.875%, due 12/15/22 (e)	4,935,000	5,083,050
		67,124,391
Household Products & Wares 0.8%
Prestige Brands, Inc. 6.375%, due 3/1/24 (e)	12,915,000	13,141,013
Spectrum Brands, Inc.
5.75%, due 7/15/25	5,540,000	5,581,550
6.625%, due 11/15/22	3,295,000	3,370,785
		22,093,348
Insurance 1.3%
American Equity Investment Life Holding Co. 5.00%, due 6/15/27	8,145,000	8,271,786
Fairfax Financial Holdings, Ltd. 8.30%, due 4/15/26	4,645,000	5,556,518
Fidelity & Guaranty Life Holdings, Inc. 5.50%, due 5/1/25 (e)	5,000,000	5,018,750
HUB International, Ltd. 7.00%, due 5/1/26 (e)	3,000,000	2,970,000
MGIC Investment Corp. 5.75%, due 8/15/23	9,545,000	10,081,906
USIS Merger Sub, Inc. 6.875%, due 5/1/25 (e)	4,875,000	4,734,844
		36,633,804
Internet 1.8%
Cogent Communications Group, Inc. 5.375%, due 3/1/22 (e)	2,870,000	2,934,575
Netflix, Inc.
4.875%, due 4/15/28	1,692,000	1,675,080
5.50%, due 2/15/22	7,455,000	7,818,431
5.75%, due 3/1/24	10,899,000	11,671,194
5.875%, due 2/15/25	3,320,000	3,587,758
5.875%, due 11/15/28 (e)	8,800,000	9,295,000
Symantec Corp. 5.00%, due 4/15/25 (e)	1,513,000	1,515,260
VeriSign, Inc.
4.75%, due 7/15/27	4,900,000	4,900,588
5.25%, due 4/1/25	9,025,000	9,453,688
		52,851,574
Investment Companies 0.7%
Compass Group Diversified Holdings LLC 8.00%, due 5/1/26 (e)	2,010,000	2,090,400
FS Energy & Power Fund 7.50%, due 8/15/23 (e)	16,595,000	17,020,247
		19,110,647
Iron & Steel 1.1%
Allegheny Ludlum LLC 6.95%, due 12/15/25	7,400,000	7,585,000
Allegheny Technologies, Inc. 7.875%, due 8/15/23	4,428,000	4,798,845
Big River Steel LLC / BRS Finance Corp. 7.25%, due 9/1/25 (e)	19,084,000	19,948,505
		32,332,350
Leisure Time 1.7%
Brunswick Corp. 4.625%, due 5/15/21 (e)	5,900,000	5,899,667
Carlson Travel, Inc. (e)
6.75%, due 12/15/23	21,868,000	21,868,000
9.50%, due 12/15/24	15,253,000	14,681,013
Vista Outdoor, Inc. 5.875%, due 10/1/23	8,369,000	7,783,170
		50,231,850
Lodging 2.1%
Boyd Gaming Corp.
6.00%, due 8/15/26	9,000,000	9,225,000
6.375%, due 4/1/26	1,935,000	2,002,725
Choice Hotels International, Inc. 5.75%, due 7/1/22	8,283,000	8,822,306
Hilton Domestic Operating Co., Inc. 5.125%, due 5/1/26 (e)	9,940,000	10,106,892
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.75%, due 11/15/21 (e)	6,500,000	6,695,000
Marriott Ownership Resorts, Inc. / ILG LLC 6.50%, due 9/15/26 (e)	8,381,000	8,780,774
MGM Resorts International
5.50%, due 4/15/27	6,920,000	6,993,525
5.75%, due 6/15/25	7,680,000	7,948,800
		60,575,022
Machinery - Diversified 0.9%
Briggs & Stratton Corp. 6.875%, due 12/15/20	5,030,000	5,206,050
Colfax Corp. (e)
6.00%, due 2/15/24	4,540,000	4,727,275
6.375%, due 2/15/26	5,765,000	6,136,093
Stevens Holding Co., Inc. 6.125%, due 10/1/26 (e)	4,200,000	4,326,000
Tennant Co. 5.625%, due 5/1/25	6,770,000	6,820,775
		27,216,193
Media 7.4%
Altice Financing S.A. 7.50%, due 5/15/26 (e)	4,965,000	4,900,455
Altice France S.A. (e)
6.25%, due 5/15/24	2,500,000	2,518,750
7.375%, due 5/1/26	7,000,000	6,860,000
Block Communications, Inc. 6.875%, due 2/15/25 (e)	11,455,000	11,870,244
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, due 2/1/28 (e)	15,120,000	14,910,588
5.125%, due 2/15/23	5,130,000	5,219,775
5.125%, due 5/1/23 (e)	4,500,000	4,605,705
5.125%, due 5/1/27 (e)	12,000,000	12,075,000
5.375%, due 5/1/25 (e)	1,961,000	2,024,733
5.75%, due 1/15/24	4,118,000	4,226,098
5.75%, due 2/15/26 (e)	5,090,000	5,325,412
5.875%, due 4/1/24 (e)	8,005,000	8,366,106
5.875%, due 5/1/27 (e)	2,850,000	2,957,730
CSC Holdings LLC (e)
5.375%, due 7/15/23	6,840,000	6,968,250
6.50%, due 2/1/29	2,660,000	2,832,900
DISH DBS Corp.
5.00%, due 3/15/23	1,600,000	1,440,000
5.875%, due 7/15/22	7,655,000	7,408,509
5.875%, due 11/15/24	10,325,000	8,673,000
6.75%, due 6/1/21	6,000,000	6,186,000
7.75%, due 7/1/26	5,340,000	4,645,800
Meredith Corp. 6.875%, due 2/1/26	13,000,000	13,650,000
Midcontinent Communications / Midcontinent Finance Corp. 6.875%, due 8/15/23 (e)	5,505,000	5,726,783
Quebecor Media, Inc. 5.75%, due 1/15/23	15,647,000	16,311,997
Sterling Entertainment Enterprises LLC 10.25%, due 1/15/25 (b)(c)(d)(g)	7,000,000	7,367,500
Videotron, Ltd.
5.00%, due 7/15/22	4,865,000	5,017,031
5.125%, due 4/15/27 (e)	5,890,000	6,007,800
5.375%, due 6/15/24 (e)	11,450,000	11,950,937
Virgin Media Secured Finance PLC 5.25%, due 1/15/21	22,552,000	23,172,180
		213,219,283
Metal Fabricate & Hardware 1.9%
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, due 12/15/23 (e)	17,473,000	16,774,080
Novelis Corp. (e)
5.875%, due 9/30/26	19,425,000	19,352,156
6.25%, due 8/15/24	7,885,000	8,062,413
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (e)	4,575,000	4,231,875
Park-Ohio Industries, Inc. 6.625%, due 4/15/27	5,325,000	5,298,375
		53,718,899
Mining 1.8%
Alcoa Nederland Holding B.V. (e)
6.75%, due 9/30/24	2,765,000	2,923,988
7.00%, due 9/30/26	5,745,000	6,193,799
Constellium N.V. (e)
5.875%, due 2/15/26	3,350,000	3,289,281
6.625%, due 3/1/25	1,650,000	1,683,000
First Quantum Minerals, Ltd. 7.25%, due 4/1/23 (e)	5,480,000	5,356,700
Freeport McMoRan, Inc. 6.875%, due 2/15/23	21,495,000	22,784,700
Hecla Mining Co. 6.875%, due 5/1/21	8,516,000	8,516,000
Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (e)	2,450,000	2,584,750
		53,332,218
Miscellaneous - Manufacturing 1.0%
Amsted Industries, Inc. (e)
5.00%, due 3/15/22	3,465,000	3,473,663
5.375%, due 9/15/24	900,000	886,500
CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (e)	8,205,000	8,040,900
EnPro Industries, Inc. 5.75%, due 10/15/26 (e)	2,160,000	2,176,200
FXI Holdings, Inc. 7.875%, due 11/1/24 (e)	1,750,000	1,627,500
Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (e)	5,355,000	5,375,938
Koppers, Inc. 6.00%, due 2/15/25 (e)	5,995,000	5,860,112
		27,440,813
Oil & Gas 7.3%
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (e)
7.00%, due 11/1/26	4,500,000	4,325,625
10.00%, due 4/1/22	4,206,000	4,606,832
California Resources Corp.
5.00%, due 1/15/20	6,330,000	5,950,200
8.00%, due 12/15/22 (e)	16,305,000	12,804,316
Callon Petroleum Co. 6.125%, due 10/1/24	8,080,000	8,120,400
Calumet Specialty Products Partners, L.P. / Calumet Finance Corp. 7.625%, due 1/15/22	2,815,000	2,603,875
CNX Resources Corp. 5.875%, due 4/15/22	4,493,000	4,481,768
Comstock Resources, Inc. 9.75%, due 8/15/26 (e)	18,440,000	16,964,800
Continental Resources, Inc. 5.00%, due 9/15/22	4,799,000	4,833,200
Energy Ventures Gom LLC / EnVen Finance Corp. 11.00%, due 2/15/23 (e)	4,020,000	4,416,975
Gulfport Energy Corp.
6.00%, due 10/15/24	13,395,000	12,157,838
6.375%, due 5/15/25	8,000,000	7,240,000
6.375%, due 1/15/26	3,070,000	2,716,950
Hess Infrastructure Partners, L.P. / Hess Infrastructure Partners Finance Corp. 5.625%, due 2/15/26 (e)	3,300,000	3,357,750
Indigo Natural Resources LLC 6.875%, due 2/15/26 (e)	4,505,000	3,986,925
Matador Resources Co. 5.875%, due 9/15/26	7,410,000	7,391,475
Moss Creek Resources Holdings, Inc. 7.50%, due 1/15/26 (e)	6,035,000	5,567,287
Murphy Oil Corp. 6.875%, due 8/15/24	3,315,000	3,509,724
Murphy Oil USA, Inc.
5.625%, due 5/1/27	2,395,000	2,478,825
6.00%, due 8/15/23	7,150,000	7,328,750
Newfield Exploration Co.
5.625%, due 7/1/24	5,000,000	5,461,000
5.75%, due 1/30/22	3,715,000	3,964,314
Oasis Petroleum, Inc. 6.875%, due 3/15/22	1,401,000	1,415,010
Parsley Energy LLC / Parsley Finance Corp. (e)
5.25%, due 8/15/25	3,500,000	3,447,500
5.625%, due 10/15/27	3,000,000	2,985,000
PDC Energy, Inc. 6.125%, due 9/15/24	5,890,000	5,890,000
PetroQuest Energy, Inc. 10.00% (10.00% PIK), due 2/15/24 (a)(d)	5,740,774	4,879,658
QEP Resources, Inc. 5.625%, due 3/1/26	3,000,000	2,715,000
Range Resources Corp.
5.75%, due 6/1/21	6,610,000	6,709,150
5.875%, due 7/1/22	7,225,000	7,297,250
Rex Energy Corp. (Escrow Claim) 8.00%, due 10/1/20 (d)(g)(h)	40,580,000	495,076
Southwestern Energy Co. 7.50%, due 4/1/26	7,525,000	7,675,500
SRC Energy, Inc. 6.25%, due 12/1/25	8,490,000	7,579,872
Sunoco, L.P. / Sunoco Finance Corp. 6.00%, due 4/15/27 (e)	3,500,000	3,516,450
Talos Production LLC / Talos Production Finance, Inc. 11.00%, due 4/3/22	8,123,857	8,550,359
Transocean Pontus, Ltd. 6.125%, due 8/1/25 (e)	1,890,000	1,913,625
Transocean Poseidon, Ltd. 6.875%, due 2/1/27 (e)	1,500,000	1,560,000
Ultra Resources, Inc. 6.875%, due 4/15/22 (e)	9,675,000	3,096,000
Whiting Petroleum Corp. 6.625%, due 1/15/26	4,000,000	3,920,000
WPX Energy, Inc. 6.00%, due 1/15/22	2,184,000	2,265,900
		210,180,179
Oil & Gas Services 0.6%
Bristow Group, Inc. 8.75%, due 3/1/23 (e)	945,000	680,400
Forum Energy Technologies, Inc. 6.25%, due 10/1/21	13,290,000	11,761,650
Nine Energy Service, Inc. 8.75%, due 11/1/23 (e)	3,230,000	3,334,975
		15,777,025
Pharmaceuticals 0.8%
Bausch Health Americas, Inc. 9.25%, due 4/1/26 (e)	5,355,000	5,859,977
Bausch Health Cos., Inc. 5.50%, due 11/1/25 (e)	6,710,000	6,852,587
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (e)
6.00%, due 7/15/23	2,209,000	1,700,930
6.00%, due 2/1/25	6,060,000	4,383,077
Par Pharmaceutical, Inc. 7.50%, due 4/1/27 (e)	4,810,000	4,877,340
		23,673,911
Pipelines 4.2%
Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp.
6.25%, due 10/15/22	524,000	538,410
6.375%, due 5/1/24	2,440,000	2,555,900
ANR Pipeline Co.
7.375%, due 2/15/24	395,000	448,699
9.625%, due 11/1/21	5,950,000	6,919,737
Antero Midstream Partners, L.P. / Antero Midstream Finance Corp. 5.375%, due 9/15/24	3,810,000	3,839,718
Cheniere Corpus Christi Holdings LLC 5.875%, due 3/31/25	5,295,000	5,758,313
Cheniere Energy Partners, L.P.
5.25%, due 10/1/25	4,630,000	4,734,175
5.625%, due 10/1/26 (e)	4,600,000	4,715,000
CNX Midstream Partners, L.P. / CNX Midstream Finance Corp. 6.50%, due 3/15/26 (e)	4,325,000	4,184,438
Delek Logistics Partners, L.P. / Delek Logistics Finance Corp. 6.75%, due 5/15/25	3,075,000	3,044,250
Genesis Energy, L.P. / Genesis Energy Finance Corp. 6.75%, due 8/1/22	11,065,000	11,327,794
Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.00%, due 8/1/24 (e)	6,340,000	6,542,880
MPLX, L.P.
4.875%, due 12/1/24	5,790,000	6,178,400
4.875%, due 6/1/25	9,383,000	9,987,430
NGPL PipeCo LLC (e)
4.375%, due 8/15/22	2,500,000	2,531,250
4.875%, due 8/15/27	5,280,000	5,332,800
Northwest Pipeline LLC 7.125%, due 12/1/25	2,195,000	2,590,509
NuStar Logistics, L.P. 6.75%, due 2/1/21	6,125,000	6,370,000
Ruby Pipeline LLC 6.00%, due 4/1/22 (e)	1,929,886	1,885,919
Sabine Pass Liquefaction LLC 5.875%, due 6/30/26	6,485,000	7,213,151
SemGroup Corp.
6.375%, due 3/15/25	3,001,000	2,820,940
7.25%, due 3/15/26	885,000	858,450
Semgroup Corp. / Rose Rock Finance Corp. 5.625%, due 7/15/22	300,000	296,625
Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. 5.50%, due 9/15/24 (e)	9,560,000	9,799,000
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.875%, due 4/15/26 (e)	5,915,000	6,252,155
TransMontaigne Partners, L.P. / TLP Finance Corp. 6.125%, due 2/15/26	6,055,000	5,691,700
		122,417,643
Real Estate 1.3%
CBRE Services, Inc. 5.25%, due 3/15/25	2,295,000	2,461,158
Howard Hughes Corp. 5.375%, due 3/15/25 (e)	9,580,000	9,567,259
Kennedy-Wilson, Inc. 5.875%, due 4/1/24	7,505,000	7,458,094
Newmark Group, Inc. 6.125%, due 11/15/23	8,105,000	8,352,641
Realogy Group LLC / Realogy Co-Issuer Corp. (e)
4.875%, due 6/1/23	7,181,000	6,696,282
9.375%, due 4/1/27	4,100,000	4,197,375
		38,732,809
Real Estate Investment Trusts 4.6%
Crown Castle International Corp. 5.25%, due 1/15/23	32,390,000	34,759,669
CTR Partnership, L.P. / CareTrust Capital Corp. 5.25%, due 6/1/25	3,500,000	3,513,265
Equinix, Inc.
5.375%, due 1/1/22	5,715,000	5,865,019
5.375%, due 4/1/23	10,555,000	10,739,712
5.375%, due 5/15/27	16,710,000	17,550,513
5.75%, due 1/1/25	8,740,000	9,062,287
5.875%, due 1/15/26	13,853,000	14,593,443
MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.
4.50%, due 9/1/26	2,000,000	1,945,000
5.625%, due 5/1/24	19,120,000	19,884,800
5.75%, due 2/1/27 (e)	6,655,000	6,887,925
MPT Operating Partnership, L.P. / MPT Finance Corp. 5.00%, due 10/15/27	6,070,000	6,176,225
Starwood Property Trust, Inc. 5.00%, due 12/15/21	2,962,000	3,039,753
		134,017,611
Retail 3.6%
Asbury Automotive Group, Inc. 6.00%, due 12/15/24	16,060,000	16,516,907
Beacon Roofing Supply, Inc. 4.875%, due 11/1/25 (e)	9,070,000	8,571,150
Cumberland Farms, Inc. 6.75%, due 5/1/25 (e)	6,010,000	6,250,400
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. 8.00%, due 6/1/21 (e)	11,215,000	11,299,112
Group 1 Automotive, Inc.
5.00%, due 6/1/22	6,735,000	6,751,837
5.25%, due 12/15/23 (e)	3,595,000	3,612,975
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (e)
4.75%, due 6/1/27	5,275,000	5,182,688
5.00%, due 6/1/24	10,600,000	10,812,000
5.25%, due 6/1/26	7,500,000	7,570,312
KGA Escrow, LLC 7.50%, due 8/15/23 (e)	3,460,000	3,511,900
L Brands, Inc.
5.25%, due 2/1/28 (i)	1,035,000	922,444
5.625%, due 2/15/22	4,330,000	4,497,788
6.694%, due 1/15/27	4,399,000	4,242,308
Penske Automotive Group, Inc. 5.75%, due 10/1/22	6,670,000	6,778,387
Rite Aid Corp. 6.125%, due 4/1/23 (e)	10,050,000	8,291,250
		104,811,458
Semiconductors 0.3%
Micron Technology, Inc. 5.50%, due 2/1/25	7,643,000	7,880,774

Software 3.9%
ACI Worldwide, Inc. 5.75%, due 8/15/26 (e)	4,405,000	4,509,619
Ascend Learning LLC 6.875%, due 8/1/25 (e)	8,215,000	8,153,388
CDK Global, Inc. 5.875%, due 6/15/26	10,500,000	11,001,900
Donnelley Financial Solutions, Inc. 8.25%, due 10/15/24	7,530,000	7,586,475
Fair Isaac Corp. 5.25%, due 5/15/26 (e)	3,590,000	3,697,700
First Data Corp. 5.00%, due 1/15/24 (e)	2,045,000	2,097,914
IQVIA, Inc. 5.00%, due 10/15/26 (e)	9,792,000	10,018,489
MSCI, Inc. (e)
4.75%, due 8/1/26	3,570,000	3,668,175
5.25%, due 11/15/24	7,312,000	7,566,458
5.375%, due 5/15/27	5,730,000	6,059,475
5.75%, due 8/15/25	15,590,000	16,369,500
Open Text Corp. 5.875%, due 6/1/26 (e)	5,085,000	5,313,825
PTC, Inc. 6.00%, due 5/15/24	14,350,000	15,013,687
RP Crown Parent LLC 7.375%, due 10/15/24 (e)	4,702,000	4,819,550
SS&C Technologies, Inc. 5.50%, due 9/30/27 (e)	7,200,000	7,272,000
		113,148,155
Telecommunications 7.2%
Anixter, Inc. 5.125%, due 10/1/21	2,425,000	2,497,750
CenturyLink, Inc. 5.80%, due 3/15/22	9,925,000	10,111,094
Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (e)	11,910,000	12,058,875
CommScope Finance LLC (e)
6.00%, due 3/1/26	1,000,000	1,034,370
8.25%, due 3/1/27	5,665,000	5,877,438
Frontier Communications Corp.
10.50%, due 9/15/22	5,000,000	3,812,500
11.00%, due 9/15/25	11,200,000	7,371,000
Hughes Satellite Systems Corp.
5.25%, due 8/1/26	7,035,000	6,982,238
6.50%, due 6/15/19	4,000,000	4,020,400
6.625%, due 8/1/26	6,460,000	6,330,800
7.625%, due 6/15/21	10,195,000	10,959,727
Inmarsat Finance PLC 4.875%, due 5/15/22 (e)	6,750,000	6,852,600
Level 3 Financing, Inc.
5.375%, due 5/1/25	4,000,000	4,049,200
5.625%, due 2/1/23	4,000,000	4,045,000
Level 3 Parent LLC 5.75%, due 12/1/22	1,920,000	1,939,776
QualityTech, L.P. / QTS Finance Corp. 4.75%, due 11/15/25 (e)	6,650,000	6,433,875
Sprint Capital Corp. 6.875%, due 11/15/28	25,690,000	24,694,512
Sprint Communications, Inc. 7.00%, due 3/1/20 (e)	12,085,000	12,402,231
Sprint Corp. 7.875%, due 9/15/23	8,005,000	8,385,237
T-Mobile USA, Inc.
4.50%, due 2/1/26	5,345,000	5,342,077
4.75%, due 2/1/28	9,585,000	9,501,131
5.125%, due 4/15/25	7,520,000	7,698,600
5.375%, due 4/15/27	9,500,000	9,820,625
6.00%, due 4/15/24	6,840,000	7,105,050
6.375%, due 3/1/25	9,700,000	10,100,610
6.50%, due 1/15/24	7,505,000	7,795,819
6.50%, due 1/15/26	9,450,000	10,087,875
		207,310,410
Textiles 0.4%
Eagle Intermediate Global Holding B.V. / Ruyi U.S. Finance LLC 7.50%, due 5/1/25 (e)	12,445,000	12,273,881

Toys, Games & Hobbies 0.5%
Mattel, Inc. 6.75%, due 12/31/25 (e)	15,665,000	15,410,444

Trucking & Leasing 0.3%
Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (e)	8,000,000	8,140,000
Total Corporate Bonds (Cost $2,644,240,460)		2,656,570,009
Loan Assignments 1.5%
Auto Parts & Equipment 0.1%
Dealer Tire LLC 2018 Term Loan B 7.999% (1 Month LIBOR + 5.50%), due 12/12/25 (j)	2,865,000	2,857,837

Banks 0.3%
Jane Street Group LLC 2018 Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 8/25/22 (j)	7,270,650	7,225,208

Household Products & Wares 0.0% ‡
Prestige Brands, Inc. Term Loan B4 4.499% (1 Month LIBOR + 2.00%), due 1/26/24 (j)	1,302,911	1,288,660

Media 0.1%
Charter Communications Operating LLC 2017 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 4/30/25 (j)	2,468,750	2,449,792

Mining, Steel, Iron & Non-Precious Metals 0.1%
Aleris International, Inc. 2018 Term Loan 7.249% (1 Month LIBOR + 4.75%), due 2/27/23 (j)	2,977,500	2,971,545

Oil & Gas 0.2%
PetroQuest Energy, Inc. Term Loan Note 10.013%, due 3/2/20 (c)(d)	4,893,079	4,893,079

Retail Stores 0.6%
Bass Pro Group LLC Term Loan B 7.499% (1 Month LIBOR + 5.00%), due 9/25/24 (j)	18,426,104	18,000,000

Software 0.0% ‡
RP Crown Parent LLC 2016 Term Loan B TBD, due 10/12/23 (j)	397,964	391,995

Transportation 0.1%
Commercial Barge Line Co. 2015 1st Lien Term Loan 11.249% (1 Month LIBOR + 8.75%), due 11/12/20 (j)	5,693,954	3,966,790
Total Loan Assignments (Cost $44,572,134)		44,044,906
Total Long-Term Bonds (Cost $2,730,013,929)		2,722,741,339

	Shares
Common Stocks 1.5%
Auto Parts & Equipment 0.1%
American Tire Distributors, Inc. (c)(k)	44,740	939,540
Exide Technologies (b)(c)(d)(g)(k)	612,830	956,015
		1,895,555
Electric Utilities 0.1%
Keycon Power Holdings LLC	11,280	2,820,000

Independent Power & Renewable Electricity Producers 0.6%
GenOn Energy, Inc. (c)(k)	115,826	16,215,640
PetroQuest Energy, Inc. (b)(c)(d)(k)	668,661	1,437,622
		17,653,262
Media 0.0% ‡
ION Media Networks, Inc. (b)(c)(d)(g)	725	448,985

Metals & Mining 0.1%
Neenah Enterprises, Inc. (b)(c)(d)(k)	230,859	3,169,694

Oil, Gas & Consumable Fuels 0.6%
Talos Energy, Inc. (k)	637,880	16,942,093
Titan Energy LLC (k)	25,911	2,071
		16,944,164
Software 0.0% ‡
ASG Corp. (c)	3,368	0
Total Common Stocks (Cost $60,819,568)		42,931,660

Short-Term Investment 3.0%
Investment Company 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.39% (l)	85,360,372	85,360,372
Total Short-Term Investment (Cost $85,360,372)		85,360,372

Investment of Cash Collateral For Securities Loaned 0.1%
Unaffiliated Investment Company 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (l)	3,072,150	3,072,150
Total Investment of Cash Collateral For Securities Loaned (Cost $3,072,150)		3,072,150
Total Investments (Cost $2,879,266,019)	98.7%	2,854,105,521
Other Assets, Less Liabilities	1.3	38,955,327
Net Assets	100.0%	$2,893,060,848

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, the total market value of fair valued securities was $74,757,792, which represented 2.6% of the Portfolio's net assets.
(d)	Illiquid security - As of March 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $62,951,346, which represented 2.2% of the Portfolio's net assets.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Issue in default.
(g)	Restricted security.
(h)	Issue in non-accrual status.
(i)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $3,023,666 and the Portfolio received cash collateral with a value of $3,072,150.
(j)	Floating rate - Rate shown was the rate in effect as of March 31, 2019.
(k)	Non-income producing security.
(l)	Current yield as of March 31, 2019.

The following abbreviations are used in the preceding pages:
LIBOR	—London Interbank Offered Rate
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$11,129,148	$10,997,276	$22,126,424
Corporate Bonds (c)	—	2,620,870,068	35,699,941	2,656,570,009
Loan Assignments	—	44,044,906	—	44,044,906
Total Long-Term Bonds	—	2,676,044,122	46,697,217	2,722,741,339
Common Stocks (d)	19,764,164	17,155,180	6,012,316	42,931,660
Short-Term Investment
Investment Company	85,360,372	—	—	85,360,372
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	3,072,150	—	—	3,072,150
Total Investments in Securities	$108,196,686	$2,693,199,302	$52,709,533	$2,854,105,521

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $10,838,546 and $158,730 are held in Auto Parts & Equipment and Internet, respectively, within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $28,332,441 and $7,367,500 are held in Auto Parts & Equipment and Media, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $956,015, $1,437,622, $448,985 and $3,169,694 are held in Auto Parts & Equipment, Independent Power & Renewable Electricity Producers, Media and Metals & Mining, respectively, within the Common Stocks section of the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$15,211,523	$81,383	$-	$(4,454,360)	$-	$-	$-	$-	$10,838,546	$(4,454,360)
Internet	-	-	-	158,730	-	-	-	-	158,730	158,730
Corporate Bonds
Auto Parts & Equipment	28,559,359	151,855	-	(378,773)	-	-	-	-	28,332,441	(378,773)
Electric	21,385,875	-	338	(2,955,073)	-	(18,431,140)	-	-	-	-
Entertainment	-	-	-	-	-	-	-	-	-	-
Media	7,367,500	-	-	-	-	-	-	-	7,367,500	-
Loan Assignments
Diversified Financial Services	7,095,644	-	-	-	-	-	-	(7,095,644)	-	-
Common Stocks
Auto Parts & Equipment	2,194,197	-	-	(496,393)	-	-	-	(741,789)	956,015	(496,393)
Independent Power & Renewable Electricity Producers	-	-	-	(2,025,086)	3,462,708	-	-	-	1,437,622	(2,025,086)
Media	448,985	-	-	-	-	-	-	-	448,985	-
Metals & Mining	3,169,694	-	-	-	-	-	-	-	3,169,694	-
Total	$85,432,777	$233,238	$338	$(10,150,955)	$3,462,708	$(18,431,140)	$-	$(7,837,433)	$52,709,533	$(7,195,882)

As of March 31, 2019, securities with a market value of $7,837,433 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2018, the fair value obtained for these securities, utilized significant unobservable inputs.

MainStay VP Income Builder Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Principal Amount		Value
Long-Term Bonds 51.2% †
Asset-Backed Securities 1.1%
Auto Floor Plan Asset-Backed Securities 0.4%
Ford Credit Floorplan Master Owner Trust Series 2018-4, Class A 4.06%, due 11/15/30		$930,000	$969,128
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1, Class A 3.116% (1 Month LIBOR + 0.63%), due 9/25/23 (a)(b)		1,090,000	1,091,623
			2,060,751
Automobile Asset-Backed Securities 0.3%
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A4 3.15%, due 7/22/24		945,000	958,502
World Omni Auto Receivables Trust Series 2019-A, Class A3 3.04%, due 5/15/24		665,000	670,599
			1,629,101
Credit Cards 0.1%
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04%, due 7/15/24		685,000	694,197

Home Equity 0.0% ‡
JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 2.59% (1 Month LIBOR + 0.10%), due 3/25/47 (a)		164,822	113,786
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 2.54% (1 Month LIBOR + 0.05%), due 11/25/36 (a)		236,284	105,128
			218,914
Other Asset-Backed Securities 0.3%
Verizon Owner Trust
Series 2018-1A, Class A1A 2.82%, due 9/20/22 (b)		685,000	686,409
Series 2019-A, Class A1A 2.93%, due 9/20/23		735,000	740,434
			1,426,843
Student Loans 0.0% ‡
KeyCorp Student Loan Trust Series 2000-A, Class A2 2.997% (3 Month LIBOR + 0.32%), due 5/25/29 (a)		70,339	70,117

Total Asset-Backed Securities (Cost $6,109,326)			6,099,923

Corporate Bonds 31.2%
Aerospace & Defense 0.1%
Harris Corp. 4.40%, due 6/15/28		810,000	851,861

Agriculture 0.3%
Altria Group, Inc. 3.80%, due 2/14/24		1,300,000	1,323,123
Reynolds American, Inc. 8.125%, due 6/23/19 (United Kingdom)		165,000	166,864
			1,489,987
Airlines 1.0%
American Airlines Group, Inc. 4.625%, due 3/1/20 (b)(c)		1,400,000	1,407,910
Continental Airlines, Inc. Series 2009-2, Class 2, Pass Through Trust 7.25%, due 5/10/21		264,847	270,462
Delta Air Lines, Inc. Series 2019-1, Class AA 3.204%, due 10/25/25		920,000	932,384
Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		960,668	980,554
U.S. Airways Group, Inc.
Series 2012-1, Class A 5.90%, due 4/1/26		707,426	767,346
Series 2010-1, Class A 6.25%, due 10/22/24		386,855	414,786
United Airlines, Inc.
Series 2014-2, Class B 4.625%, due 3/3/24		336,268	341,380
Series 2007-1, Pass Through Trust 6.636%, due 1/2/24		441,383	464,202
			5,579,024
Auto Manufacturers 0.8%
Daimler Finance North America LLC 3.288% (3 Month LIBOR + 0.55%), due 5/4/21 (Germany) (a)(b)		685,000	683,930
Ford Motor Credit Co. LLC 5.875%, due 8/2/21		150,000	155,315
General Motors Financial Co., Inc.
3.15%, due 6/30/22		320,000	316,824
3.45%, due 4/10/22		1,500,000	1,500,088
Toyota Motor Credit Corp. 2.785% (3 Month LIBOR + 0.17%), due 9/18/20 (a)		1,765,000	1,766,064
			4,422,221
Banks 8.6%
Bank of America Corp.
2.738%, due 1/23/22 (d)		1,150,000	1,145,540
3.004%, due 12/20/23 (d)		734,000	731,077
3.458%, due 3/15/25 (d)		615,000	621,121
3.499%, due 5/17/22 (d)		1,635,000	1,654,142
3.50%, due 4/19/26		150,000	151,277
3.705%, due 4/24/28 (d)		555,000	557,486
4.20%, due 8/26/24		325,000	336,366
6.30%, due 3/10/26 (d)(e)		735,000	798,394
BB&T Corp.
3.05%, due 6/20/22		615,000	618,587
5.25%, due 11/1/19		930,000	942,550
Citibank N.A.
2.125%, due 10/20/20		1,615,000	1,601,275
3.40%, due 7/23/21		1,340,000	1,357,466
Citigroup, Inc.
3.40%, due 5/1/26		255,000	253,491
3.668%, due 7/24/28 (d)		430,000	428,891
3.70%, due 1/12/26		545,000	553,623
3.98%, due 3/20/30 (d)		930,000	945,447
4.05%, due 7/30/22		105,000	108,133
5.30%, due 5/6/44		436,000	480,400
6.625%, due 6/15/32		190,000	233,814
Citizens Financial Group, Inc. 4.30%, due 12/3/25		1,190,000	1,218,674
Discover Bank 8.70%, due 11/18/19		795,000	822,415
Goldman Sachs Group, Inc.
2.30%, due 12/13/19		625,000	622,935
2.905%, due 7/24/23 (d)		310,000	306,539
2.908%, due 6/5/23 (d)		285,000	281,707
3.625%, due 1/22/23		1,330,000	1,352,898
3.854% (3 Month LIBOR + 1.17%), due 5/15/26 (a)		815,000	799,483
5.25%, due 7/27/21		1,295,000	1,360,368
6.75%, due 10/1/37		159,000	193,833
Huntington Bancshares, Inc. 3.15%, due 3/14/21		1,295,000	1,305,766
JPMorgan Chase & Co. (d)
3.207%, due 4/1/23		1,540,000	1,549,268
3.54%, due 5/1/28		800,000	800,548
Lloyds Banking Group PLC (United Kingdom)
4.582%, due 12/10/25		508,000	513,919
4.65%, due 3/24/26		1,075,000	1,087,509
Morgan Stanley
2.375%, due 7/23/19		1,565,000	1,563,001
3.125%, due 1/23/23		1,560,000	1,564,758
4.875%, due 11/1/22		495,000	522,426
5.00%, due 11/24/25		1,150,000	1,232,651
5.45%, due 7/15/19 (d)(e)		645,000	646,612
6.25%, due 8/9/26		881,000	1,020,438
7.25%, due 4/1/32		1,300,000	1,738,525
PNC Bank N.A. 2.55%, due 12/9/21		815,000	809,856
PNC Financial Services Group, Inc. 6.70%, due 6/10/19		465,000	468,422
Royal Bank of Scotland Group PLC (United Kingdom)
4.892%, due 5/18/29 (d)		605,000	628,115
6.00%, due 12/19/23		70,000	74,722
Santander UK Group Holdings PLC (United Kingdom)
3.571%, due 1/10/23		790,000	788,402
3.823%, due 11/3/28 (d)		475,000	460,454
State Street Corp. 2.55%, due 8/18/20		915,000	914,485
Toronto-Dominion Bank (Canada)
1.80%, due 7/13/21		1,535,000	1,503,578
3.15%, due 9/17/20		1,620,000	1,634,613
U.S. Bank N.A. 2.931% (3 Month LIBOR + 0.29%), due 5/21/21 (a)		1,300,000	1,299,231
Wells Fargo Bank N.A.
2.40%, due 1/15/20		1,610,000	1,606,187
2.60%, due 1/15/21		985,000	982,167
3.55%, due 8/14/23		1,015,000	1,041,423
Westpac Banking Corp. (Australia)
2.964% (3 Month LIBOR + 0.28%), due 5/15/20 (a)		700,000	701,002
4.875%, due 11/19/19		1,935,000	1,961,412
			48,897,422
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.15%, due 1/23/25		250,000	260,516
4.75%, due 1/23/29		495,000	527,372
Constellation Brands, Inc. 2.00%, due 11/7/19		680,000	676,281
Diageo Capital PLC 2.923% (3 Month LIBOR + 0.24%), due 5/18/20 (United Kingdom) (a)		950,000	950,642
			2,414,811
Biotechnology 0.5%
Biogen, Inc. 3.625%, due 9/15/22		1,240,000	1,259,480
Celgene Corp. 3.625%, due 5/15/24		1,400,000	1,421,412
			2,680,892
Building Materials 0.5%
Cemex S.A.B. de C.V. 3.125%, due 3/19/26 (Mexico) (b)	EUR	1,515,000	1,706,827
Standard Industries, Inc. 5.375%, due 11/15/24 (b)		$1,000,000	1,025,000
			2,731,827
Chemicals 0.7%
Air Liquide Finance S.A. (France) (b)
1.375%, due 9/27/19		900,000	893,307
1.75%, due 9/27/21		610,000	594,528
Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (Netherlands) (b)		1,490,000	1,448,653
Huntsman International LLC 4.50%, due 5/1/29		731,000	729,227
Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (Mexico) (b)		625,000	606,256
			4,271,971
Commercial Services 0.3%
Herc Rentals, Inc. 7.75%, due 6/1/24 (b)(c)		542,000	575,198
Service Corp. International 5.375%, due 1/15/22		1,005,000	1,014,547
			1,589,745
Computers 0.5%
Apple, Inc.
1.55%, due 8/4/21		545,000	533,638
2.75%, due 1/13/25		715,000	712,079
Dell International LLC / EMC Corp. 5.30%, due 10/1/29 (b)		838,000	845,358
Hewlett Packard Enterprise Co. 2.10%, due 10/4/19 (b)		750,000	746,823
			2,837,898
Cosmetics & Personal Care 0.2%
Unilever Capital Corp. 1.80%, due 5/5/20 (United Kingdom)		1,100,000	1,090,793

Diversified Financial Services 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
4.45%, due 12/16/21		285,000	292,325
4.625%, due 10/30/20		1,600,000	1,637,599
Air Lease Corp.
2.125%, due 1/15/20		730,000	726,065
2.75%, due 1/15/23		500,000	487,847
3.50%, due 1/15/22		340,000	343,117
4.25%, due 9/15/24		420,000	431,671
Capital One Bank USA N.A. 8.80%, due 7/15/19		775,000	788,019
Capital One Financial Corp. 4.20%, due 10/29/25		165,000	167,785
Caterpillar Financial Services Corp.
2.864% (3 Month LIBOR + 0.18%), due 5/15/20 (a)		830,000	829,977
2.90%, due 3/15/21		1,735,000	1,743,495
International Lease Finance Corp. 5.875%, due 4/1/19		460,000	460,000
Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		425,000	430,929
Springleaf Finance Corp. 6.00%, due 6/1/20		210,000	216,720
Synchrony Financial 4.50%, due 7/23/25		825,000	828,117
			9,383,666
Electric 1.4%
AEP Transmission Co. LLC 3.10%, due 12/1/26		850,000	840,548
CMS Energy Corp.
3.875%, due 3/1/24		550,000	563,732
5.05%, due 3/15/22		430,000	454,319
Connecticut Light & Power Co. 4.00%, due 4/1/48		450,000	467,225
Consolidated Edison, Inc. 2.00%, due 3/15/20		435,000	431,272
Duquesne Light Holdings, Inc. (b)
3.616%, due 8/1/27		865,000	845,402
6.40%, due 9/15/20		925,000	965,514
Entergy Louisiana LLC 4.00%, due 3/15/33		790,000	829,584
Evergy, Inc. 5.292%, due 6/15/22 (g)		500,000	530,257
Public Service Electric & Gas Co. 3.00%, due 5/15/27		800,000	787,790
Puget Energy, Inc. 5.625%, due 7/15/22		350,000	373,419
Southern California Edison Co. 3.70%, due 8/1/25		330,000	327,914
WEC Energy Group, Inc. 4.796% (3 Month LIBOR + 2.113%), due 5/15/67 (a)		480,000	424,800
			7,841,776
Environmental Controls 0.2%
Republic Services, Inc. 4.75%, due 5/15/23		580,000	618,293
Waste Management, Inc. 2.40%, due 5/15/23		810,000	796,254
			1,414,547
Food 1.5%
Kerry Group Financial Services Unlimited Co. 3.20%, due 4/9/23 (Ireland) (b)		1,290,000	1,280,576
Kroger Co. 1.50%, due 9/30/19		1,550,000	1,538,969
Mondelez International Holdings Netherlands B.V. (Netherlands) (b)
1.625%, due 10/28/19		985,000	977,754
2.00%, due 10/28/21		1,110,000	1,081,932
Nestle Holdings, Inc. 3.10%, due 9/24/21 (b)		1,615,000	1,634,612
Smithfield Foods, Inc. (b)
2.70%, due 1/31/20		605,000	600,759
3.35%, due 2/1/22		565,000	552,712
Tyson Foods, Inc. 3.95%, due 8/15/24		965,000	993,727
			8,661,041
Gas 0.1%
Southern California Gas Co. 4.30%, due 1/15/49		325,000	348,064

Health Care - Products 0.6%
Abbott Laboratories 3.40%, due 11/30/23		535,000	546,011
Becton Dickinson & Co.
2.133%, due 6/6/19		1,000,000	998,620
3.70%, due 6/6/27		845,000	841,750
Stryker Corp. 2.625%, due 3/15/21		1,220,000	1,216,281
			3,602,662
Health Care - Services 0.0% ‡
Cigna Holding Co. 4.375%, due 12/15/20		135,000	138,150

Holding Company - Diversified 0.2%
CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (Hong Kong) (b)		925,000	906,667

Home Builders 0.4%
Lennar Corp.
4.50%, due 6/15/19		1,100,000	1,100,000
4.50%, due 11/15/19		200,000	200,250
MDC Holdings, Inc. 5.625%, due 2/1/20		1,100,000	1,117,875
			2,418,125
Insurance 2.0%
Alterra Finance LLC 6.25%, due 9/30/20		75,000	78,397
AXA Equitable Holdings, Inc. 5.00%, due 4/20/48		830,000	811,803
Jackson National Life Global Funding (b)
2.20%, due 1/30/20		1,295,000	1,288,799
3.081% (3 Month LIBOR + 0.48%), due 6/11/21 (a)		1,895,000	1,898,906
Liberty Mutual Group, Inc. (b)
4.25%, due 6/15/23		295,000	305,652
7.80%, due 3/7/87		180,000	206,100
MassMutual Global Funding II (b)
2.50%, due 10/17/22		1,270,000	1,260,189
2.95%, due 1/11/25		365,000	363,570
Metropolitan Life Global Funding I 1.75%, due 9/19/19 (b)		735,000	731,696
Oil Insurance, Ltd. 5.574% (3 Month LIBOR + 2.982%), due 6/30/19 (Bermuda) (a)(b)(e)		580,000	558,254
Pricoa Global Funding I 2.55%, due 11/24/20 (b)		765,000	761,734
Principal Life Global Funding II 2.375%, due 11/21/21 (b)		1,470,000	1,455,632
Protective Life Corp. 8.45%, due 10/15/39		725,000	1,033,936
Prudential Financial, Inc. 5.625%, due 6/15/43 (d)		560,000	582,400
Voya Financial, Inc. 3.65%, due 6/15/26		310,000	307,730
			11,644,798
Internet 0.2%
Expedia Group, Inc.
3.80%, due 2/15/28		157,000	151,499
5.00%, due 2/15/26		22,000	23,291
Tencent Holdings, Ltd. (China) (b)
3.595%, due 1/19/28		440,000	434,116
3.925%, due 1/19/38		675,000	645,950
			1,254,856
Iron & Steel 0.3%
ArcelorMittal 4.55%, due 3/11/26 (Luxembourg)		800,000	817,541
Vale Overseas, Ltd. (Brazil)
6.25%, due 8/10/26		435,000	472,845
6.875%, due 11/21/36		305,000	348,920
			1,639,306
Lodging 0.5%
Marriott International, Inc.
2.30%, due 1/15/22		890,000	874,788
3.60%, due 4/15/24		920,000	927,865
7.15%, due 12/1/19		125,000	128,123
Sands China, Ltd. (Macao)
4.60%, due 8/8/23		355,000	365,930
5.125%, due 8/8/25		460,000	479,453
			2,776,159
Machinery - Diversified 0.4%
CNH Industrial Capital LLC
4.20%, due 1/15/24		545,000	559,343
4.875%, due 4/1/21		1,445,000	1,484,737
John Deere Capital Corp. 3.65%, due 10/12/23		135,000	140,022
			2,184,102
Media 1.2%
Comcast Corp.
3.45%, due 10/1/21		1,945,000	1,983,357
5.70%, due 7/1/19		1,595,000	1,605,220
Grupo Televisa S.A.B. 6.625%, due 1/15/40 (Mexico)		525,000	612,727
Sky, Ltd. 3.75%, due 9/16/24 (United Kingdom) (b)		340,000	352,132
Time Warner Cable, Inc. 8.25%, due 4/1/19		625,000	625,000
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		355,000	415,346
UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (Netherlands) (b)		765,000	776,475
Virgin Media Secured Finance PLC 5.25%, due 1/15/26 (United Kingdom) (b)		435,000	437,719
			6,807,976
Metal Fabricate & Hardware 0.3%
Precision Castparts Corp. 3.25%, due 6/15/25		1,455,000	1,492,044

Mining 0.1%
Anglo American Capital PLC 4.875%, due 5/14/25 (United Kingdom) (b)		455,000	472,933

Miscellaneous - Manufacturing 0.3%
Siemens Financieringsmaatschappij N.V. 2.70%, due 3/16/22 (Germany) (b)		760,000	759,315
Textron Financial Corp. 4.419% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		1,295,000	984,200
			1,743,515
Oil & Gas 0.7%
Gazprom Via Gaz Capital S.A. 7.288%, due 8/16/37 (Luxembourg) (b)		640,000	747,702
Marathon Petroleum Corp. 5.125%, due 12/15/26 (b)		450,000	483,319
Petrobras Global Finance B.V. 7.375%, due 1/17/27 (Brazil)		1,055,000	1,160,869
Valero Energy Corp.
3.65%, due 3/15/25		1,000,000	1,014,173
6.625%, due 6/15/37		510,000	624,857
			4,030,920
Packaging & Containers 0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.125%, due 7/15/23 (b)		355,000	360,769
5.75%, due 10/15/20 (New Zealand)		823,742	824,771
			1,185,540
Pharmaceuticals 0.6%
Allergan Funding SCS 3.45%, due 3/15/22		1,005,000	1,014,050
Bausch Health Cos., Inc. 5.75%, due 8/15/27 (b)		465,000	476,765
GlaxoSmithKline Capital PLC 3.043% (3 Month LIBOR + 0.35%), due 5/14/21 (United Kingdom) (a)		1,260,000	1,263,112
Takeda Pharmaceutical Co., Ltd. 3.80%, due 11/26/20 (Japan) (b)		400,000	405,802
			3,159,729
Pipelines 0.3%
Southern Natural Gas Co. LLC 4.80%, due 3/15/47 (b)		315,000	315,548
Spectra Energy Partners, L.P. 4.75%, due 3/15/24		795,000	845,235
Transcontinental Gas Pipe Line Co. LLC 4.60%, due 3/15/48		840,000	855,612
			2,016,395
Real Estate Investment Trusts 1.0%
American Tower Corp. 3.375%, due 10/15/26		1,080,000	1,052,591
Crown Castle International Corp.
3.40%, due 2/15/21		920,000	927,597
5.25%, due 1/15/23		1,290,000	1,384,377
Digital Realty Trust, L.P.
2.75%, due 2/1/23		45,000	44,061
3.70%, due 8/15/27		170,000	168,322
GLP Capital, L.P. / GLP Financing II, Inc. 4.875%, due 11/1/20		1,045,000	1,064,855
Kilroy Realty, L.P. 3.45%, due 12/15/24		720,000	713,210
Welltower, Inc. 4.00%, due 6/1/25		310,000	318,803
			5,673,816
Retail 0.9%
Alimentation Couche-Tard, Inc. 3.55%, due 7/26/27 (Canada) (b)		1,035,000	1,009,816
CVS Health Corp.
4.00%, due 12/5/23		1,355,000	1,392,357
4.78%, due 3/25/38		400,000	396,117
CVS Pass-Through Trust 5.789%, due 1/10/26 (b)(h)		32,848	34,491
McDonald's Corp. 3.35%, due 4/1/23		1,085,000	1,107,289
O'Reilly Automotive, Inc. 3.55%, due 3/15/26		1,000,000	996,697
			4,936,767
Semiconductors 0.3%
Broadcom, Inc. 3.125%, due 10/15/22		945,000	940,681
NXP B.V. / NXP Funding LLC 4.625%, due 6/15/22 (Netherlands) (b)		590,000	610,414
			1,551,095
Software 0.2%
salesforce.com, Inc.
3.25%, due 4/11/23		510,000	522,547
3.70%, due 4/11/28		690,000	722,248
			1,244,795
Telecommunications 1.6%
AT&T, Inc.
3.777% (3 Month LIBOR + 1.18%), due 6/12/24 (a)		755,000	748,949
4.35%, due 3/1/29		320,000	326,903
4.90%, due 8/15/37		670,000	677,288
CommScope Technologies LLC 6.00%, due 6/15/25 (b)		475,000	461,795
CommScope, Inc. 5.00%, due 6/15/21 (b)		985,000	984,261
Crown Castle Towers LLC 4.241%, due 7/15/48 (b)		990,000	1,011,829
Hughes Satellite Systems Corp. 6.50%, due 6/15/19		405,000	407,066
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, due 9/20/29 (b)		1,545,000	1,562,381
Telecom Italia Capital S.A. 7.175%, due 6/18/19 (Italy)		690,000	694,547
Telecom Italia S.p.A. 5.303%, due 5/30/24 (Italy) (b)		385,000	386,925
Telefonica Emisiones SAU (Spain)
5.134%, due 4/27/20		800,000	818,484
5.462%, due 2/16/21		175,000	182,875
Verizon Communications, Inc. 3.784% (3 Month LIBOR + 1.10%), due 5/15/25 (a)		985,000	985,099
			9,248,402
Textiles 0.2%
Cintas Corp. No 2 3.70%, due 4/1/27		1,065,000	1,093,470

Transportation 0.0% ‡
XPO Logistics, Inc. 6.50%, due 6/15/22 (b)		277,000	282,194

Total Corporate Bonds (Cost $176,895,202)			178,011,962

Foreign Bonds 0.1%
Banks 0.1%
Barclays Bank PLC Series Reg S 10.00%, due 5/21/21 (United Kingdom)	GBP	525,000	792,676
Total Foreign Bonds (Cost $848,236)			792,676

Foreign Government Bonds 0.1%
Saudi Arabia 0.1%
Saudi Government International Bond 4.375%, due 4/16/29 (Saudi Arabia) (b)		$775,000	807,139

Total Foreign Government Bonds (Cost $771,163)			807,139

Loan Assignments 2.0% (a)
Advertising 0.1%
Outfront Media Capital LLC 2017 Term Loan B 4.49% (1 Month LIBOR + 2.00%), due 3/18/24		800,000	794,400

Commercial Services 0.1%
Global Payments Inc. 2018 Term Loan B3 4.249% (1 Month LIBOR + 1.75%), due 4/21/23		470,400	464,990

Electronics 0.1%
Worldpay, LLC 2018 1st Lien Term Loan B4 4.159% (1 Week LIBOR + 1.75%), due 8/9/24		273,504	272,692
2018 1st Lien Term Loan B4 4.234% (1 Month LIBOR + 1.75%), due 8/9/24		518,496	516,957
			789,649
Environmental Controls 0.3%
Advanced Disposal Services, Inc. Term Loan B3 4.66% (1 Week LIBOR + 2.25%), due 11/10/23		1,650,074	1,638,988

Hotels, Motels, Inns & Gaming 0.2%
Las Vegas Sands LLC 2018 Term Loan B 4.249% (1 Month LIBOR + 1.75%), due 3/27/25		1,376,100	1,350,126

Household Products & Wares 0.2%
KIK Custom Products, Inc. 2015 Term Loan B 6.496% (1 Month LIBOR + 4.00%), due 5/15/23 (Canada)		278,897	263,209
Prestige Brands, Inc. Term Loan B4 4.499% (1 Month LIBOR + 2.00%), due 1/26/24		550,091	544,074
			807,283
Insurance 0.2%
MPH Acquisition Holdings LLC 2016 Term Loan B 5.351% (3 Month LIBOR + 2.75%), due 6/7/23		1,171,470	1,132,225

Media 0.1%
Virgin Media Bristol LLC 2017 Term Loan K 4.984% (1 Month LIBOR + 2.50%), due 1/15/26		740,000	731,014

Software 0.2%
First Data Corp. 2024 USD Term Loan 4.486% (1 Month LIBOR + 2.00%), due 4/26/24		922,931	919,931

Telecommunications 0.4%
Level 3 Financing, Inc. 2017 Term Loan B 4.736% (3 Month LIBOR + 2.25%), due 2/22/24		2,065,000	2,038,081

Transportation 0.1%
XPO Logistics, Inc. 2018 Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 2/24/25		565,000	553,965

Total Loan Assignments (Cost $11,367,997)			11,220,652

Mortgage-Backed Securities 1.9%
Agency Collateral (Collateralized Mortgage Obligation) 0.5%
Federal National Mortgage Association
REMIC Series 2019-13, Class PE 3.00%, due 3/25/49		1,004,000	999,123
REMIC Series 2019-13, Class CA 3.50%, due 4/25/49		1,550,000	1,571,500
			2,570,623
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.1%
Bayview Commercial Asset Trust Series 2006-4A, Class A1 2.72% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)		56,951	54,931
BX Commercial Mortgage Trust Series 2018-IND, Class A 3.234% (1 Month LIBOR + 0.75%), due 11/15/35 (a)(b)		797,324	795,327
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
Series K087, Class A2 3.771%, due 12/25/28		580,000	617,367
Series K085, Class A2 4.06%, due 10/25/28 (i)		945,000	1,028,879
Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (b)		454,160	470,570
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A4 3.227%, due 10/15/48		900,000	907,949
Wells Fargo Commercial Mortgage Trust (b)(j)
Series 2018-1745, Class A 3.749%, due 6/15/36		1,150,000	1,189,314
Series 2018-AUS, Class A 4.058%, due 7/17/36		1,150,000	1,213,143
			6,277,480
Residential Mortgage (Collateralized Mortgage Obligation) 0.0% ‡
Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 3.06% (1 Year Treasury Constant Maturity Rate + 0.47%), due 2/25/42 (a)(b)(f)(h)(k)		243,519	231,555

Whole Loan (Collateralized Mortgage Obligations) 0.3%
American Tower Trust I Series 2013, Class 2A 3.07%, due 3/15/48 (b)		825,000	822,719
JP Morgan Mortgage Trust Series 2019-2, Class A4 4.00%, due 8/25/49 (b)(i)		870,000	881,952
			1,704,671
Total Mortgage-Backed Securities (Cost $10,582,684)			10,784,329

U.S. Government & Federal Agencies 14.8%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 4.2%
3.00%, due 12/1/47		2,502,284	2,492,481
3.50%, due 1/1/48		4,847,558	4,925,958
3.50%, due 2/1/48		4,329,011	4,399,622
4.00%, due 2/1/49		709,123	730,669
4.00%, due 3/1/49		2,366,929	2,438,844
4.50%, due 11/1/48		3,762,285	3,962,398
5.00%, due 12/1/44		1,739,498	1,872,023
5.00%, due 12/1/48		2,846,941	3,014,735
			23,836,730
Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.8%
2.50%, due 12/1/37		1,282,575	1,257,995
3.00%, due 10/1/48		946,543	946,884
3.50%, due 3/1/37		2,130,674	2,185,824
3.50%, due 2/1/42		1,763,695	1,808,867
3.50%, due 8/1/46		3,137,271	3,200,156
4.00%, due 4/1/48		6,115,444	6,313,832
4.00%, due 5/1/48		1,943,050	2,004,491
4.00%, due 6/1/48		622,905	642,289
4.00%, due 1/1/49		1,952,891	2,032,618
4.00%, due 2/1/49		1,018,095	1,047,972
4.00%, due 2/1/49		589,124	606,413
4.50%, due 7/1/48		3,560,597	3,724,598
4.50%, due 1/1/49		4,691,187	4,899,590
5.00%, due 9/1/33		2,060,954	2,217,191
6.00%, due 4/1/37		12,067	12,732
			32,901,452
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.5%
3.50%, due 8/20/47		3,072,516	3,141,766

United States Treasury Bonds 2.2%
3.00%, due 8/15/48		4,725,000	4,891,113
4.375%, due 11/15/39		5,575,000	7,084,170
4.50%, due 2/15/36		540,000	683,902
			12,659,185
United States Treasury Notes 1.2%
1.75%, due 5/15/23		915,000	897,307
2.50%, due 1/31/21		1,760,000	1,766,050
2.50%, due 1/31/24		1,740,000	1,760,255
2.625%, due 2/15/29		2,545,000	2,591,725
			7,015,337
United States Treasury Inflation - Indexed Notes 0.9% (m)
0.75%, due 7/15/28		1,629,404	1,665,188
0.875%, due 1/15/29		3,384,261	3,491,821
			5,157,009
Total U.S. Government & Federal Agencies (Cost $82,709,276)			84,711,479
Total Long-Term Bonds (Cost $289,283,884)			292,428,160

		Shares
Common Stocks 42.7%
Aerospace & Defense 0.7%
BAE Systems PLC (United Kingdom)		370,370	2,327,041
Lockheed Martin Corp.		6,038	1,812,366
			4,139,407
Air Freight & Logistics 0.6%
Deutsche Post A.G., Registered (Germany)		62,337	2,027,870
United Parcel Service, Inc., Class B		14,967	1,672,413
			3,700,283
Auto Components 0.4%
Cie Generale des Etablissements Michelin SCA (France)		18,988	2,244,998

Banks 2.1%
BB&T Corp.		28,064	1,305,818
Commonwealth Bank of Australia (Australia)		25,938	1,300,996
Lloyds Banking Group PLC (United Kingdom)		2,429,477	1,966,278
People's United Financial, Inc.		83,684	1,375,765
Royal Bank of Canada (Canada)		22,781	1,718,697
Svenska Handelsbanken A.B., Class A (Sweden) (c)		138,027	1,456,385
Wells Fargo & Co.		25,598	1,236,896
Westpac Banking Corp. (Australia)		91,338	1,681,029
			12,041,864
Beverages 0.6%
Coca-Cola Co.		34,698	1,625,948
PepsiCo., Inc.		15,733	1,928,079
			3,554,027
Biotechnology 0.3%
AbbVie, Inc.		23,047	1,857,358

Capital Markets 0.9%
BlackRock, Inc.		3,316	1,417,159
CME Group, Inc.		7,739	1,273,685
Macquarie Group, Ltd. (Australia)		15,818	1,453,589
Singapore Exchange, Ltd. (Singapore)		236,922	1,277,919
			5,422,352
Chemicals 1.2%
BASF S.E. (Germany)		26,108	1,919,154
DowDuPont, Inc.		25,757	1,373,106
LyondellBasell Industries N.V., Class A		17,859	1,501,585
Nutrien, Ltd. (Canada)		38,525	2,032,579
			6,826,424
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.		6	71

Communications Equipment 0.6%
Cisco Systems, Inc.		62,167	3,356,396

Construction & Engineering 0.4%
Vinci S.A. (France)		20,921	2,035,157

Diversified Telecommunication Services 3.4%
AT&T, Inc.		111,408	3,493,755
BCE, Inc. (Canada)		96,669	4,292,542
Deutsche Telekom A.G., Registered (Germany)		220,351	3,657,010
Singapore Telecommunications, Ltd. (Singapore)		537,696	1,198,186
TELUS Corp. (Canada)		66,925	2,476,979
Verizon Communications, Inc.		71,947	4,254,226
			19,372,698
Electric Utilities 4.0%
American Electric Power Co., Inc.		25,768	2,158,070
Duke Energy Corp.		47,540	4,278,600
Entergy Corp.		39,715	3,797,946
FirstEnergy Corp.		90,317	3,758,090
PPL Corp.		83,939	2,664,224
Red Electrica Corp. S.A. (Spain)		78,836	1,680,252
SSE PLC (United Kingdom)		103,159	1,594,846
Terna Rete Elettrica Nazionale S.p.A. (Italy)		475,826	3,014,665
			22,946,693
Electrical Equipment 0.9%
Eaton Corp. PLC		37,079	2,987,084
Emerson Electric Co.		30,446	2,084,638
			5,071,722
Equity Real Estate Investment Trusts 1.9%
Iron Mountain, Inc.		77,220	2,738,221
Public Storage		6,973	1,518,580
Unibail-Rodamco-Westfield (France)		14,032	2,300,302
Welltower, Inc.		52,727	4,091,615
			10,648,718
Food Products 0.7%
Nestle S.A., Registered (Switzerland)		20,155	1,920,873
Orkla ASA (Norway)		246,289	1,890,369
			3,811,242
Gas Utilities 0.3%
Naturgy Energy Group S.A. (Spain)		58,595	1,638,623

Hotels, Restaurants & Leisure 0.8%
Las Vegas Sands Corp.		42,301	2,578,669
McDonald's Corp.		10,035	1,905,647
			4,484,316
Household Durables 0.3%
Leggett & Platt, Inc.		41,671	1,759,350

Household Products 0.7%
Kimberly-Clark Corp.		17,774	2,202,199
Procter & Gamble Co.		18,369	1,911,294
			4,113,493
Industrial Conglomerates 0.5%
3M Co.		6,463	1,342,882
Siemens A.G., Registered (Germany)		12,671	1,363,662
			2,706,544
Insurance 3.6%
Allianz S.E., Registered (Germany)		19,475	4,331,642
Arthur J. Gallagher & Co.		16,753	1,308,409
Assicurazioni Generali S.p.A. (Italy)		134,030	2,480,745
AXA S.A. (France)		171,705	4,320,245
MetLife, Inc.		53,408	2,273,579
Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Germany)		18,454	4,367,865
SCOR S.E. (France)		33,677	1,434,022
			20,516,507
IT Services 0.3%
International Business Machines Corp.		12,331	1,739,904

Media 0.0% ‡
ION Media Networks, Inc. (f)(h)(k)(l)		8	4,954

Multi-Utilities 1.8%
Ameren Corp.		25,513	1,876,481
Dominion Energy, Inc.		39,120	2,998,939
National Grid PLC (United Kingdom)		291,703	3,232,432
WEC Energy Group, Inc.		26,363	2,084,786
			10,192,638
Multiline Retail 0.3%
Target Corp.		18,624	1,494,762

Oil, Gas & Consumable Fuels 4.5%
Chevron Corp.		15,393	1,896,110
Enterprise Products Partners, L.P.		107,326	3,123,187
Exxon Mobil Corp.		35,548	2,872,278
Magellan Midstream Partners, L.P.		30,361	1,840,787
Occidental Petroleum Corp.		41,076	2,719,231
Pembina Pipeline Corp. (Canada)		66,746	2,451,874
Royal Dutch Shell PLC, Class A, Sponsored ADR (Netherlands)		59,446	3,720,725
Snam S.p.A. (Italy)		697,508	3,582,746
TOTAL S.A. (France)		68,461	3,802,945
			26,009,883
Personal Products 0.5%
Unilever PLC (United Kingdom)		49,666	2,843,014

Pharmaceuticals 4.2%
AstraZeneca PLC, Sponsored ADR (United Kingdom)		87,085	3,520,847
GlaxoSmithKline PLC (United Kingdom)		182,336	3,792,136
Johnson & Johnson		12,586	1,759,397
Merck & Co., Inc.		22,792	1,895,611
Novartis A.G., Registered (Switzerland)		32,232	3,100,357
Pfizer, Inc.		78,411	3,330,115
Roche Holding A.G. (Switzerland)		10,800	2,975,626
Sanofi (France)		28,180	2,489,044
Takeda Pharmaceutical Co., Ltd. (Japan)		32,700	1,333,905
			24,197,038
Semiconductors & Semiconductor Equipment 1.3%
Broadcom, Inc.		4,677	1,406,421
Intel Corp.		33,932	1,822,148
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)		33,847	1,386,373
Texas Instruments, Inc.		25,173	2,670,100
			7,285,042
Software 0.8%
Micro Focus International PLC (United Kingdom)		90,317	2,348,550
Microsoft Corp.		18,029	2,126,340
			4,474,890
Technology Hardware, Storage & Peripherals 0.2%
Samsung Electronics Co., Ltd., GDR (Republic of Korea)		1,270	1,245,870

Textiles, Apparel & Luxury Goods 0.3%
Hanesbrands, Inc.		88,106	1,575,335

Tobacco 2.5%
Altria Group, Inc.		64,889	3,726,575
British American Tobacco PLC (United Kingdom)		61,997	2,579,090
British American Tobacco PLC, Sponsored ADR (United Kingdom)		23,982	1,000,529
Imperial Brands PLC (United Kingdom)		108,007	3,691,981
Philip Morris International, Inc.		35,888	3,172,141
			14,170,316
Trading Companies & Distributors 0.2%
Watsco, Inc.		9,876	1,414,342

Wireless Telecommunication Services 0.9%
Rogers Communications, Inc., Class B (Canada)		43,880	2,359,903
Vodafone Group PLC (United Kingdom)		1,582,940	2,882,256
			5,242,159
Total Common Stocks (Cost $225,918,097)			244,138,390

Short-Term Investments 4.8%
Affiliated Investment Company 4.3%
MainStay U.S. Government Liquidity Fund, 2.29% (n)		24,571,820	24,571,820
Total Affiliated Investment Company (Cost $24,571,820)			24,571,820

	Principal Amount
Repurchase Agreement 0.5%
Fixed Income Clearing Corp. 0.50%, dated 3/29/19 due 4/1/19 Proceeds at Maturity $2,599,754 (Collateralized by a United States Treasury Note with a rate of 2.375% and a maturity date of 3/15/22, with a Principal Amount of $2,635,000 and a Market Value of $2,652,193)	$2,599,646	2,599,646
Total Repurchase Agreement (Cost $2,599,646)		2,599,646
Total Short-Term Investments (Cost $27,171,466)		27,171,466

	Shares
Investment of Cash Collateral For Securities Loaned 0.4%
Unaffiliated Investment Company 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (n)	2,639,629	2,639,629
Total Investment of Cash Collateral For Securities Loaned (Cost $2,639,629)		2,639,629
Total Investments (Cost $545,013,076)	99.1%	566,377,645
Other Assets, Less Liabilities	0.9	4,893,190
Net Assets	100.0%	$571,270,835

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2019.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $2,527,354 and the Portfolio received cash collateral with a value of $2,639,629.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2019.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Illiquid security - As of March 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $236,509, which represented less than one-tenth of percent of the Portfolio's net assets.
(g)	Step coupon - Rate shown was the rate in effect as of March 31, 2019.
(h)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, the total market value of fair valued securities was $271,000, which represented less than one-tenth of a percent of the Portfolio's net assets.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(j)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2019.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Restricted security.
(m)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(n)	Current yield as of March 31, 2019.

Foreign Currency Forward Contracts

As of March 31, 2019, the Portfolio held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,150,522	CAD	8,140,000	JPMorgan Chase Bank N.A.	5/2/19	$54,509
USD	21,535,584	EUR	18,720,000	JPMorgan Chase Bank N.A.	5/2/19	483,067
USD	15,024,101	GBP	11,385,000	JPMorgan Chase Bank N.A.	5/2/19	173,284
Total unrealized appreciation						710,860
JPY	2,059,000,000	USD	18,974,265	JPMorgan Chase Bank N.A.	5/7/19	(339,922)
Total unrealized depreciation						(339,922)
Net unrealized appreciation						$370,938

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts

As of March 31, 2019, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(98)	June 2019	$(20,880,678)	$(20,883,188)	$(2,510)
5-Year United States Treasury Note	118	June 2019	13,537,971	13,667,719	129,748
10-Year United States Treasury Note	253	June 2019	30,945,645	31,427,344	481,699
10-Year United States Treasury Ultra Note	(36)	June 2019	(4,711,671)	(4,780,125)	(68,454)
Nikkei 225	210	June 2019	20,364,975	20,141,658	(223,317)
S&P 500 Index Mini	415	June 2019	56,765,693	58,884,350	2,118,657
United States Treasury Bond	12	June 2019	1,764,325	1,795,875	31,550
United States Treasury Ultra Bond	126	June 2019	20,323,613	21,168,000	844,387
			$118,109,873	$121,421,633	$3,311,760

1.	As of March 31, 2019, cash in the amount of $2,982,196 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2019.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$6,099,923	$—	$6,099,923
Corporate Bonds	—	178,011,962	—	178,011,962
Foreign Bonds	—	792,676	—	792,676
Foreign Government Bonds	—	807,139	—	807,139
Loan Assignments	—	11,220,652	—	11,220,652
Mortgage-Backed Securities (b)	—	10,552,774	231,555	10,784,329
U.S. Government & Federal Agencies	—	84,711,479	—	84,711,479
Total Long-Term Bonds	—	292,196,605	231,555	292,428,160
Common Stocks (c)	244,133,436	—	4,954	244,138,390
Short-Term Investments
Affiliated Investment Company	24,571,820	—	—	24,571,820
Repurchase Agreement	—	2,599,646	—	2,599,646
Total Short-Term Investments	24,571,820	2,599,646	—	27,171,466
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	2,639,629	—	—	2,639,629
Total Investments in Securities	271,344,885	294,796,251	236,509	566,377,645
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	710,860	—	710,860
Futures Contracts (d)	3,606,041	—	—	3,606,041
Total Other Financial Instruments	3,606,041	710,860	—	4,316,901
Total Investments in Securities and Other Financial Instruments	$274,950,926	$295,507,111	$236,509	$570,694,546

Liability Valuation Inputs

Other Financial Instruments
Foreign Currency Forward Contracts (d)	$—	$(339,922)	$—	$(339,922)
Futures Contracts (d)	(294,281)	—	—	(294,281)
Total Other Financial Instruments	$(294,281)	$(339,922)	$—	$(634,203)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $231,555 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The Level 3 security valued at $4,954 is held in Media within the Common Stocks section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Long-Term Bonds
Loan Assignments
Packaging & Containers	$776,408	$11	$(32,053)	$46,458	$-	$(790,824)	$-	$-	-	$46,458
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	229,645	-	-	4,849	-	(2,939)	-	-	231,555	4,849
Common Stocks
Media	4,954	-	-	-	-	-	-	-	4,954	-
Total	$1,011,007	$11	$(32,053)	$51,307	$-	$(793,763)	$-	$-	$236,509	$51,307

(a) Sales include principal reductions.

MainStay VP Indexed Bond Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 98.8% †
Asset-Backed Securities 0.6%
Automobile 0.6%
Ally Auto Receivables Trust Series 2018-3, Class A3 3.00%, due 1/17/23	$99,000	$99,537
BMW Vehicle Lease Trust Series 2018-1, Class A4 3.26%, due 7/20/21	200,000	201,706
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16%, due 9/15/22	300,000	297,653
GM Financial Securitized Term Auto Receivables Trust Series 2018-3, Class A3 3.02%, due 5/16/23	700,000	705,494
Honda Auto Receivables Owner Trust Series 2018-3, Class A3 2.95%, due 8/22/22	800,000	805,513
Hyundai Auto Lease Securitization Trust Series 2018-B, Class A3 3.04%, due 10/15/21 (a)	100,000	100,439
Hyundai Auto Receivables Trust Series 2016-A, Class A3 1.56%, due 9/15/20	22,042	22,000
Mercedes Benz Auto Lease Trust Series 2017-A, Class A3 1.79%, due 4/15/20	67,933	67,818
		2,300,160
Credit Cards 0.0% ‡
Discover Card Execution Note Trust Series 2014-A4, Class A4 2.12%, due 12/15/21	200,000	199,748

Total Asset-Backed Securities (Cost $2,489,728)		2,499,908

Corporate Bonds 28.3%
Aerospace & Defense 0.5%
Boeing Co. 3.25%, due 3/1/28	210,000	210,880
General Dynamics Corp. 3.00%, due 5/11/21	255,000	257,303
Lockheed Martin Corp. 4.07%, due 12/15/42	255,000	259,755
Northrop Grumman Corp. 7.75%, due 2/15/31	210,000	287,389
Raytheon Co. 3.15%, due 12/15/24	255,000	259,692
Rockwell Collins, Inc. 3.50%, due 3/15/27	210,000	207,351
United Technologies Corp.
2.65%, due 11/1/26	610,000	580,177
3.65%, due 8/16/23	50,000	51,323
		2,113,870
Apparel 0.0% ‡
Nike, Inc. 3.625%, due 5/1/43	65,000	63,553

Auto Manufacturers 0.6%
Ford Motor Credit Co. LLC 3.219%, due 1/9/22	1,300,000	1,263,565
General Motors Financial Co., Inc. 4.35%, due 1/17/27	665,000	646,314
Toyota Motor Credit Corp. 2.25%, due 10/18/23	290,000	284,309
		2,194,188
Banks 7.6%
Bank of America Corp.
3.248%, due 10/21/27	405,000	396,513
3.30%, due 1/11/23	835,000	845,601
3.419%, due 12/20/28 (b)	510,000	498,703
5.00%, due 1/21/44	320,000	359,629
5.625%, due 7/1/20	375,000	388,184
Bank of New York Mellon Corp.
2.05%, due 5/3/21	95,000	93,769
2.50%, due 4/15/21	610,000	608,518
3.00%, due 2/24/25	410,000	409,907
Bank of Nova Scotia 2.70%, due 3/7/22	720,000	720,774
Barclays PLC 5.25%, due 8/17/45	270,000	278,998
BB&T Corp.
2.05%, due 5/10/21	705,000	695,395
2.75%, due 4/1/22	255,000	255,053
BNP Paribas S.A. 3.25%, due 3/3/23	445,000	451,491
Capital One Financial Co. 3.05%, due 3/9/22	565,000	567,911
Citigroup, Inc.
2.65%, due 10/26/20	610,000	608,475
3.375%, due 3/1/23	915,000	929,603
4.45%, due 9/29/27	735,000	755,165
4.65%, due 7/30/45	170,000	180,804
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 5.25%, due 5/24/41	405,000	489,377
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 6/9/23	335,000	340,218
Fifth Third Bank 2.25%, due 6/14/21	470,000	464,996
Goldman Sachs Group, Inc.
2.60%, due 12/27/20	525,000	522,110
2.905%, due 7/24/23 (b)	1,420,000	1,404,148
3.85%, due 1/26/27	520,000	522,029
4.80%, due 7/8/44	220,000	232,715
HSBC Holdings PLC
2.65%, due 1/5/22	1,060,000	1,050,482
3.90%, due 5/25/26	250,000	253,126
JPMorgan Chase & Co.
4.25%, due 10/1/27	1,000,000	1,038,530
4.26%, due 2/22/48 (b)	500,000	512,459
Keybank N.A. 2.40%, due 6/9/22	335,000	331,935
KfW
1.50%, due 4/20/20	830,000	821,583
2.125%, due 3/7/22	2,730,000	2,715,176
Lloyds Banking Group PLC 3.75%, due 1/11/27	270,000	265,546
Mitsubishi UFJ Financial Group, Inc. 3.455%, due 3/2/23	510,000	516,982
Morgan Stanley
2.50%, due 4/21/21	450,000	447,073
3.625%, due 1/20/27	750,000	751,753
4.10%, due 5/22/23	555,000	571,484
National Australia Bank, Ltd. 2.50%, due 5/22/22	335,000	331,335
PNC Bank N.A. 2.625%, due 2/17/22	335,000	334,547
Royal Bank of Canada 2.75%, due 2/1/22 (c)	330,000	330,931
Royal Bank of Scotland Group PLC 3.875%, due 9/12/23	270,000	271,119
Santander UK PLC 2.375%, due 3/16/20	610,000	607,908
State Street Corp. 4.375%, due 3/7/21	350,000	361,737
Sumitomo Mitsui Banking Corp. 2.65%, due 7/23/20	1,355,000	1,353,143
Toronto-Dominion Bank 2.50%, due 12/14/20	445,000	444,027
U.S. Bank N.A. 2.00%, due 1/24/20	1,420,000	1,412,632
Wells Fargo & Co.
2.55%, due 12/7/20	300,000	299,029
3.00%, due 4/22/26	600,000	586,253
3.50%, due 3/8/22	355,000	361,624
4.75%, due 12/7/46	500,000	524,669
Westpac Banking Corp. 2.80%, due 1/11/22	445,000	445,611
		29,960,780
Beverages 0.8%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc. 4.90%, due 2/1/46 (a)	1,265,000	1,270,546
Anheuser-Busch InBev Worldwide, Inc. 2.50%, due 7/15/22	365,000	361,609
Coca Cola Co. 2.25%, due 9/1/26	290,000	276,947
Constellation Brands, Inc. 3.60%, due 2/15/28	100,000	97,740
Diageo Capital PLC 5.875%, due 9/30/36	218,000	272,029
Keurig Dr. Pepper, Inc. 4.985%, due 5/25/38 (a)	65,000	66,325
Molson Coors Brewing Co. 4.20%, due 7/15/46	65,000	57,775
PepsiCo, Inc.
2.75%, due 3/1/23	330,000	333,952
2.85%, due 2/24/26	210,000	208,516
4.45%, due 4/14/46	105,000	117,299
		3,062,738
Biotechnology 0.5%
Amgen, Inc.
2.70%, due 5/1/22	180,000	180,004
3.125%, due 5/1/25	255,000	256,198
4.40%, due 5/1/45	180,000	176,448
Baxalta, Inc. 3.60%, due 6/23/22	39,000	39,201
Celgene Corp.
2.75%, due 2/15/23	25,000	24,760
3.55%, due 8/15/22	155,000	158,248
3.625%, due 5/15/24	510,000	517,800
Gilead Sciences, Inc.
3.65%, due 3/1/26	440,000	448,622
4.60%, due 9/1/35	180,000	188,930
		1,990,211
Building Materials 0.0% ‡
Johnson Controls International PLC 6.00%, due 1/15/36	65,000	75,137

Chemicals 0.4%
Dow Chemical Co. 3.00%, due 11/15/22	445,000	445,300
DowDuPont, Inc. 4.493%, due 11/15/25	375,000	399,443
Mosaic Co. 4.05%, due 11/15/27	405,000	404,274
Nutrien, Ltd. 5.875%, due 12/1/36	210,000	233,719
Sherwin-Williams Co. 3.95%, due 1/15/26	255,000	256,976
		1,739,712
Commercial Services 0.1%
Ecolab, Inc. 2.70%, due 11/1/26	210,000	204,609

Computers 0.6%
Apple, Inc.
2.15%, due 2/9/22	180,000	178,207
2.90%, due 9/12/27	250,000	246,454
3.35%, due 2/9/27	16,000	16,329
4.25%, due 2/9/47	180,000	192,010
4.50%, due 2/23/36	245,000	274,672
Dell International LLC / EMC Corp. (a)
5.45%, due 6/15/23	445,000	474,342
6.02%, due 6/15/26	300,000	322,665
Hewlett Packard Enterprise Co. 4.40%, due 10/15/22	180,000	188,302
IBM Corp.
1.875%, due 8/1/22	200,000	194,253
3.45%, due 2/19/26	175,000	177,699
		2,264,933
Cosmetics & Personal Care 0.1%
Procter & Gamble Co. 2.70%, due 2/2/26	210,000	208,958
Unilever Capital Corp. 3.10%, due 7/30/25	100,000	100,952
		309,910
Diversified Financial Services 0.4%
American Express Co.
2.20%, due 10/30/20	300,000	297,683
3.40%, due 2/27/23	365,000	370,562
GE Capital International Funding Co. 3.373%, due 11/15/25	250,000	242,583
National Rural Utilities Cooperative Finance Corp. 2.70%, due 2/15/23	90,000	89,826
Visa, Inc. 2.80%, due 12/14/22	405,000	409,150
		1,409,804
Electric 1.9%
American Electric Power Co., Inc. 2.15%, due 11/13/20	525,000	520,077
CenterPoint Energy Houston Electric LLC 4.25%, due 2/1/49	250,000	270,828
Commonwealth Edison Co. 3.65%, due 6/15/46	390,000	380,197
Consolidated Edison Co. of New York, Inc. 5.85%, due 3/15/36	565,000	681,859
DTE Electric Co. 3.375%, due 3/1/25	180,000	184,123
Duke Energy Carolinas LLC
3.875%, due 3/15/46	690,000	694,322
4.00%, due 9/30/42	210,000	215,982
Edison International 2.95%, due 3/15/23	180,000	167,125
Emera U.S. Finance, L.P. 2.70%, due 6/15/21	180,000	178,368
Exelon Corp. 2.85%, due 6/15/20	375,000	374,592
Florida Power & Light Co.
2.75%, due 6/1/23	120,000	120,668
3.80%, due 12/15/42	165,000	166,346
Kentucky Utilities Co. 3.25%, due 11/1/20	260,000	262,076
MidAmerican Energy Co. 3.95%, due 8/1/47	330,000	336,627
Ohio Power Co. Series G 6.60%, due 2/15/33	165,000	212,428
Pacific Gas & Electric Co. 3.30%, due 12/1/27	545,000	475,513
PPL Electric Utilities Corp. 3.95%, due 6/1/47	100,000	103,205
San Diego Gas & Electric Co. 4.15%, due 5/15/48	210,000	210,319
Sempra Energy 3.80%, due 2/1/38	210,000	192,448
Southern California Edison Co. 4.125%, due 3/1/48	210,000	200,182
Southern Co.
2.95%, due 7/1/23	180,000	179,213
4.40%, due 7/1/46	250,000	251,345
Virginia Electric & Power Co. 4.00%, due 1/15/43	365,000	361,684
Xcel Energy, Inc. 3.30%, due 6/1/25	730,000	736,869
		7,476,396
Environmental Controls 0.1%
Republic Services, Inc. 3.20%, due 3/15/25	255,000	257,225
Waste Management, Inc. 3.15%, due 11/15/27	255,000	254,131
		511,356
Food 0.3%
General Mills, Inc.
3.15%, due 12/15/21	180,000	181,415
4.20%, due 4/17/28	65,000	67,543
Kraft Heinz Foods Co. 3.00%, due 6/1/26	555,000	517,318
Sysco Corp. 3.25%, due 7/15/27	255,000	250,666
Tyson Foods, Inc. 5.10%, due 9/28/48	250,000	254,442
		1,271,384
Forest Products & Paper 0.2%
Fibria Overseas Finance, Ltd. 5.50%, due 1/17/27	405,000	425,047
International Paper Co. 3.80%, due 1/15/26	260,000	267,349
		692,396
Gas 0.1%
NiSource, Inc. 3.49%, due 5/15/27	210,000	209,289

Health Care - Products 0.4%
Abbott Laboratories
3.75%, due 11/30/26	150,000	155,928
4.90%, due 11/30/46	100,000	115,641
Becton Dickinson & Co. 3.70%, due 6/6/27	200,000	199,231
Boston Scientific Corp. 4.70%, due 3/1/49	200,000	212,395
Medtronic, Inc. 4.625%, due 3/15/45	430,000	491,548
Stryker Corp. 3.65%, due 3/7/28	210,000	215,386
Thermo Fisher Scientific, Inc.
2.95%, due 9/19/26	290,000	279,768
3.60%, due 8/15/21	100,000	101,639
		1,771,536
Health Care - Services 0.6%
Aetna, Inc. 6.625%, due 6/15/36	210,000	248,759
Anthem, Inc. 4.375%, due 12/1/47	705,000	700,896
Cigna Corp. 4.125%, due 11/15/25 (a)	225,000	232,871
Laboratory Corporation of America Holdings 3.60%, due 2/1/25	255,000	254,143
UnitedHealth Group, Inc.
3.10%, due 3/15/26	500,000	499,375
4.45%, due 12/15/48	250,000	271,120
		2,207,164
Household Products & Wares 0.1%
Clorox Co. 3.90%, due 5/15/28	210,000	220,377
Kimberly-Clark Corp. 2.75%, due 2/15/26	210,000	206,405
		426,782
Housewares 0.1%
Newell Brands, Inc. 3.85%, due 4/1/23	265,000	262,041

Insurance 0.6%
Allstate Corp. 5.35%, due 6/1/33	210,000	247,933
American International Group, Inc. 6.25%, due 5/1/36	350,000	402,202
Berkshire Hathaway Finance Corp. 4.30%, due 5/15/43	355,000	375,690
Chubb INA Holdings, Inc. 3.35%, due 5/3/26	180,000	183,173
Marsh & McLennan Cos., Inc. 2.75%, due 1/30/22	390,000	389,540
Metlife, Inc. 3.00%, due 3/1/25	330,000	330,565
Progressive Corp. 3.75%, due 8/23/21	300,000	305,753
Prudential Financial, Inc. 4.50%, due 11/15/20	330,000	339,215
		2,574,071
Internet 0.3%
Alphabet, Inc. 3.375%, due 2/25/24	300,000	311,928
Amazon.com, Inc. 3.875%, due 8/22/37	810,000	841,905
		1,153,833
Machinery - Construction & Mining 0.1%
Caterpillar, Inc. 5.30%, due 9/15/35	260,000	304,723

Machinery - Diversified 0.1%
Deere & Co. 3.90%, due 6/9/42	300,000	314,242

Media 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, due 7/23/25	750,000	791,383
5.75%, due 4/1/48	250,000	261,146
Comcast Corp.
1.625%, due 1/15/22 (c)	615,000	597,780
3.40%, due 7/15/46	555,000	491,589
4.15%, due 10/15/28	555,000	584,158
Discovery Communications LLC 3.95%, due 3/20/28	350,000	340,059
TWDC Enterprises 18 Corp. 2.35%, due 12/1/22	510,000	504,366
Walt Disney Co. 3.00%, due 9/15/22 (a)	615,000	621,022
Warner Media LLC 3.60%, due 7/15/25	260,000	259,348
		4,450,851
Mining 0.2%
Barrick North America Finance LLC 5.70%, due 5/30/41	100,000	114,260
BHP Billiton Finance USA, Ltd. 3.85%, due 9/30/23	430,000	451,870
Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	405,000	425,019
		991,149
Miscellaneous - Manufacturing 0.4%
3m Co. 4.00%, due 9/14/48	250,000	261,535
Eaton Corp. 4.00%, due 11/2/32	210,000	215,941
General Electric Co. 4.125%, due 10/9/42	555,000	481,639
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, due 5/1/20	375,000	374,093
Parker-Hannifin Corp.
3.50%, due 9/15/22	240,000	243,646
4.20%, due 11/21/34	65,000	68,367
		1,645,221
Multi-National 2.0%
Asian Development Bank 2.75%, due 3/17/23	1,000,000	1,014,930
European Investment Bank
2.25%, due 8/15/22 (c)	1,525,000	1,520,892
2.375%, due 5/24/27	570,000	564,827
Inter-American Development Bank
1.00%, due 5/13/19	635,000	633,778
1.75%, due 4/14/22	915,000	898,889
International Bank for Reconstruction & Development
2.00%, due 1/26/22	1,525,000	1,512,707
3.00%, due 9/27/23	1,000,000	1,030,313
Japan Bank for International Cooperation 2.875%, due 6/1/27	576,000	576,801
		7,753,137
Oil & Gas 1.5%
Anadarko Petroleum Corp. 5.55%, due 3/15/26	320,000	348,524
Apache Corp. 2.625%, due 1/15/23	293,000	285,577
BP Capital Markets America, Inc. 3.588%, due 4/14/27	250,000	253,970
Canadian Natural Resources, Ltd. 6.25%, due 3/15/38	100,000	120,497
Cenovus Energy, Inc. 5.25%, due 6/15/37	300,000	294,778
Chevron Corp. 3.191%, due 6/24/23	410,000	419,477
ConocoPhillips Co. 5.95%, due 3/15/46	95,000	125,365
Devon Energy Corp. 4.75%, due 5/15/42	210,000	210,841
Enterprise Products Operating LLC 4.80%, due 2/1/49	350,000	372,304
EOG Resources, Inc. 3.90%, due 4/1/35	180,000	183,562
Equinor ASA 5.10%, due 8/17/40	360,000	424,516
Exxon Mobil Corp. 4.114%, due 3/1/46	390,000	422,228
Hess Corp. 7.125%, due 3/15/33	100,000	115,845
Marathon Petroleum Corp. 5.125%, due 3/1/21	1,020,000	1,062,759
Nabors Industries, Inc. 5.00%, due 9/15/20	150,000	150,750
Occidental Petroleum Corp. 3.00%, due 2/15/27	180,000	179,038
Petroleos Mexicanos 6.50%, due 6/2/41	250,000	226,297
Shell International Finance B.V.
2.375%, due 8/21/22	290,000	287,998
3.75%, due 9/12/46	510,000	511,027
		5,995,353
Oil & Gas Services 0.1%
Halliburton Co. 3.80%, due 11/15/25	450,000	459,923

Pharmaceuticals 1.1%
AbbVie, Inc.
3.20%, due 11/6/22	440,000	443,971
3.75%, due 11/14/23	70,000	71,860
4.70%, due 5/14/45	180,000	173,384
Allergan Funding SCS
3.80%, due 3/15/25	200,000	202,607
4.75%, due 3/15/45	100,000	99,367
AstraZeneca PLC 6.45%, due 9/15/37	440,000	560,529
Cigna Corp. 4.90%, due 12/15/48 (a)	250,000	257,974
Eli Lilly & Co. 3.95%, due 3/15/49	250,000	255,838
Express Scripts Holding Co. 3.90%, due 2/15/22	405,000	415,978
GlaxoSmithKline Capital, Inc. 3.875%, due 5/15/28	255,000	267,380
Johnson & Johnson
3.55%, due 3/1/36	40,000	40,180
4.95%, due 5/15/33	250,000	293,146
Merck & Co., Inc. 3.70%, due 2/10/45	210,000	207,898
Mylan, Inc.
4.20%, due 11/29/23	50,000	50,821
5.20%, due 4/15/48	65,000	58,623
Novartis Capital Corp. 4.00%, due 11/20/45	260,000	270,212
Pfizer, Inc.
3.00%, due 6/15/23	155,000	157,860
3.20%, due 9/15/23	25,000	25,575
4.00%, due 12/15/36	440,000	456,395
4.10%, due 9/15/38	70,000	73,490
Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, due 10/1/26	150,000	122,548
		4,505,636
Pipelines 1.1%
Enbridge, Inc. 4.50%, due 6/10/44	210,000	211,111
Energy Transfer Operating, L.P. 4.05%, due 3/15/25	830,000	841,594
Enterprise Products Operating LLC 3.70%, due 2/15/26	400,000	410,225
Kinder Morgan Energy Partners, L.P. 5.80%, due 3/15/35	255,000	281,019
Kinder Morgan, Inc. 4.30%, due 6/1/25	515,000	537,138
MPLX, L.P. 4.125%, due 3/1/27	255,000	256,606
Phillips 66 Partners, L.P. 4.68%, due 2/15/45	810,000	797,927
Plains All American Pipeline, L.P. / PAA Finance Corp. 3.65%, due 6/1/22	180,000	181,134
TransCanada PipeLines, Ltd.
4.875%, due 1/15/26	260,000	281,146
4.875%, due 5/15/48	100,000	104,576
Williams Cos., Inc. 3.35%, due 8/15/22	250,000	251,875
		4,154,351
Real Estate 0.0% ‡
Prologis, L.P. 3.75%, due 11/1/25	180,000	188,150

Real Estate Investment Trusts 0.3%
American Tower Corp. 5.00%, due 2/15/24	170,000	182,953
AvalonBay Communities, Inc. 2.90%, due 10/15/26	180,000	175,761
ERP Operating, L.P.
3.25%, due 8/1/27	210,000	210,018
4.625%, due 12/15/21	225,000	235,254
Simon Property Group, L.P. 4.25%, due 11/30/46	368,000	383,891
		1,187,877
Retail 0.9%
CVS Health Corp.
2.75%, due 12/1/22	330,000	325,434
2.80%, due 7/20/20	300,000	299,632
4.30%, due 3/25/28	210,000	212,783
5.05%, due 3/25/48	405,000	407,999
Home Depot, Inc. 4.25%, due 4/1/46	355,000	375,574
Lowe's Cos., Inc. 4.05%, due 5/3/47	360,000	337,918
McDonald's Corp. 3.375%, due 5/26/25	560,000	570,013
Target Corp. 3.50%, due 7/1/24	250,000	260,682
Walmart, Inc.
3.30%, due 4/22/24	250,000	257,373
3.40%, due 6/26/23	40,000	41,185
4.30%, due 4/22/44	300,000	327,540
		3,416,133
Semiconductors 0.4%
Applied Materials, Inc. 5.10%, due 10/1/35	210,000	238,420
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.20%, due 1/15/21	300,000	295,296
3.00%, due 1/15/22	180,000	179,129
Intel Corp. 3.70%, due 7/29/25	510,000	534,582
QUALCOMM, Inc. 4.65%, due 5/20/35	210,000	216,390
Texas Instruments, Inc. 2.625%, due 5/15/24	300,000	298,161
		1,761,978
Software 0.7%
Fidelity National Information Services, Inc.
2.25%, due 8/15/21	353,000	346,768
3.50%, due 4/15/23	63,000	64,046
Fiserv, Inc. 4.20%, due 10/1/28	50,000	51,503
Microsoft Corp.
2.40%, due 2/6/22	410,000	409,413
3.30%, due 2/6/27	365,000	374,717
4.25%, due 2/6/47	495,000	551,427
Oracle Corp.
2.95%, due 5/15/25	405,000	404,475
4.00%, due 7/15/46	180,000	180,924
5.375%, due 7/15/40	300,000	355,340
		2,738,613
Sovereign 0.1%
Svensk Exportkredit A.B. 2.375%, due 3/9/22	400,000	399,171

Telecommunications 1.2%
AT&T, Inc.
4.25%, due 3/1/27	750,000	771,108
5.15%, due 11/15/46	620,000	636,327
Cisco Systems, Inc. 2.95%, due 2/28/26	410,000	411,146
Deutsche Telekom International Finance B.V. 8.75%, due 6/15/30	210,000	288,886
Orange S.A. 5.375%, due 7/8/19	410,000	412,824
Telefonica Emisiones SAU 7.045%, due 6/20/36	300,000	365,096
Verizon Communications, Inc.
4.016%, due 12/3/29 (a)	515,000	529,817
5.50%, due 3/16/47	850,000	994,835
Vodafone Group PLC 4.375%, due 5/30/28	405,000	411,651
		4,821,690
Transportation 0.7%
Burlington Northern Santa Fe LLC 3.25%, due 6/15/27 (c)	180,000	182,082
Canadian National Railway Co. 6.25%, due 8/1/34	210,000	277,927
CSX Corp. 3.70%, due 11/1/23	615,000	635,677
FedEx Corp.
2.625%, due 8/1/22	260,000	258,027
3.20%, due 2/1/25 (c)	255,000	255,767
Norfolk Southern Corp.
3.942%, due 11/1/47	66,000	64,115
4.80%, due 8/15/43	40,000	42,963
Union Pacific Corp. 2.75%, due 3/1/26	705,000	687,016
United Parcel Service, Inc. 3.40%, due 11/15/46	405,000	363,097
		2,766,671
Total Corporate Bonds (Cost $109,825,492)		111,800,562

Foreign Government Bonds 2.0%
Canada 0.2%
Province of Ontario Canada 2.50%, due 4/27/26	255,000	251,492
Province of Quebec Canada 2.50%, due 4/20/26	650,000	642,902
		894,394
Colombia 0.2%
Republic of Colombia 6.125%, due 1/18/41	545,000	643,923

Mexico 0.6%
United Mexican States 4.125%, due 1/21/26	2,380,000	2,429,980

Panama 0.2%
Panama Government International Bond 3.75%, due 3/16/25	750,000	773,633

Peru 0.3%
Peruvian Government International Bond 7.35%, due 7/21/25	920,000	1,157,820

Philippines 0.1%
Philippine Government International Bond 5.00%, due 1/13/37	400,000	470,614

Republic of Korea 0.4%
Korea Development Bank
2.25%, due 5/18/20	500,000	497,141
3.25%, due 2/19/24	850,000	864,058
		1,361,199
Total Foreign Government Bonds (Cost $7,561,681)		7,731,563

Mortgage-Backed Securities 1.8%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.8%
Bank Series 2018-BN14, Class A3 3.966%, due 9/15/60	800,000	845,806
Benchmark Mortgage Trust
Series 2018-B1, Class A2 3.571%, due 1/15/51	100,000	102,604
Series 2018-B1, Class A5 3.666%, due 1/15/51 (d)	800,000	828,226
Series 2018-B6, Class A3 3.995%, due 10/10/51	900,000	954,819
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class A3 3.217%, due 11/10/49 (d)	300,000	297,777
Series 2017-C8, Class A3 3.305%, due 6/15/50	200,000	200,403
Citigroup Commercial Mortgage Trust
Series 2017-P8, Class A4 3.465%, due 9/15/50	300,000	305,397
Series 2015-GC35, Class A4 3.818%, due 11/10/48	300,000	313,089
CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A5 3.446%, due 9/15/50	300,000	303,909
GS Mortgage Securities Trust
Series 2016-GS3, Class A4 2.85%, due 10/10/49	300,000	295,094
Series 2014-GC22, Class A5 3.862%, due 6/10/47	300,000	312,246
Series 2018-GS9, Class A4 3.992%, due 3/10/51 (d)	800,000	845,634
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, due 2/15/46	300,000	300,942
Morgan Stanley Capital I Trust Series 2018-H3, Class A4 3.914%, due 7/15/51	500,000	525,568
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class A4 3.789%, due 9/15/48	300,000	310,764
WFRBS Commercial Mortgage Trust Series 2012-C8, Class A3 3.001%, due 8/15/45	200,000	201,196
Total Mortgage-Backed Securities (Cost $6,811,397)		6,943,474

U.S. Government & Federal Agencies 66.1%
Federal Home Loan Mortgage Corporation 0.3%
1.875%, due 11/17/20	400,000	396,953
2.375%, due 1/13/22	500,000	501,391
2.753%, due 1/30/23	225,000	225,036
		1,123,380
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.4%
2.50%, due 10/1/31	70,982	70,583
2.50%, due 2/1/32	404,459	402,187
2.50%, due 2/1/33	513,201	510,319
2.50%, due 4/1/33	651,146	647,489
2.50%, due 6/1/33	106,038	105,442
2.50%, due 7/1/33	271,904	270,377
3.00%, due 9/1/27	255,683	259,050
3.00%, due 4/1/32	309,724	312,776
3.00%, due 6/1/32	80,521	81,315
3.00%, due 9/1/32	41,538	41,948
3.00%, due 10/1/32	178,965	180,728
3.00%, due 5/1/33	280,371	283,135
3.00%, due 9/1/33	367,905	371,531
3.00%, due 9/1/36	158,324	159,880
3.00%, due 11/1/37	176,503	177,583
3.00%, due 12/1/37	272,217	273,208
3.00%, due 9/1/46	1,272,708	1,268,677
3.00%, due 12/1/46	85,016	84,643
3.00%, due 2/1/47	89,546	89,153
3.00%, due 3/1/47	401,464	399,701
3.00%, due 4/1/47	117,239	116,831
3.00%, due 1/1/48	1,079,911	1,075,475
3.00%, due 2/1/48	694,362	691,396
3.00%, due 3/1/48	590,666	588,134
3.00%, due 4/1/48	692,218	689,328
3.00%, due 6/1/48	889,650	885,965
3.50%, due 12/1/25	63,350	64,870
3.50%, due 5/1/33	278,251	285,892
3.50%, due 9/1/33	90,789	92,968
3.50%, due 2/1/37	235,220	240,762
3.50%, due 1/1/38	274,004	280,123
3.50%, due 6/1/43	246,801	252,226
3.50%, due 9/1/44	234,693	240,138
3.50%, due 8/1/45	530,258	539,817
3.50%, due 8/1/46	747,338	758,270
3.50%, due 8/1/47	91,594	93,094
3.50%, due 9/1/47	209,071	212,485
3.50%, due 11/1/47	381,498	387,858
3.50%, due 12/1/47	914,846	930,098
3.50%, due 1/1/48	91,920	93,407
3.50%, due 3/1/48	1,069,322	1,086,616
3.50%, due 5/1/48	380,067	386,214
3.50%, due 6/1/48	591,270	600,834
3.50%, due 8/1/48	889,198	903,580
3.50%, due 9/1/48	876,235	890,408
3.50%, due 12/1/48	791,561	804,120
4.00%, due 6/1/19	2,757	2,845
4.00%, due 4/1/46	591,181	610,582
4.00%, due 5/1/46	198,456	204,959
4.00%, due 4/1/47	180,433	186,279
4.00%, due 6/1/47	501,796	518,053
4.00%, due 8/1/47	840,227	867,973
4.00%, due 10/1/47	215,196	222,168
4.00%, due 12/1/47	558,115	576,169
4.00%, due 1/1/48	184,532	190,563
4.00%, due 5/1/48	380,911	393,309
4.00%, due 9/1/48	1,636,604	1,688,331
4.00%, due 12/1/48	979,052	1,009,690
4.50%, due 5/1/38	177,701	186,854
4.50%, due 9/1/46	123,804	129,796
4.50%, due 10/1/46	285,693	299,523
4.50%, due 2/1/47	66,679	69,903
4.50%, due 11/1/47	88,812	93,106
4.50%, due 2/1/48	180,707	189,392
4.50%, due 4/1/48	279,809	293,228
4.50%, due 6/1/48	183,777	192,577
4.50%, due 7/1/48	653,148	684,373
4.50%, due 8/1/48	671,946	703,835
5.00%, due 9/1/38	84,056	90,551
5.00%, due 11/1/41	148,061	159,875
5.00%, due 3/1/47	297,228	315,178
5.50%, due 1/1/29	115,263	123,387
5.50%, due 7/1/38	133,792	145,841
		29,328,974
Federal National Mortgage Association 0.7%
1.875%, due 4/5/22	300,000	296,705
1.875%, due 9/24/26	1,650,000	1,578,227
2.875%, due 10/30/20	650,000	655,488
		2,530,420
Federal National Mortgage Association (Mortgage Pass-Through Securities) 12.2%
2.50%, due 10/1/27	275,701	275,169
2.50%, due 4/1/30	237,034	237,789
2.50%, due 10/1/31	361,044	358,845
2.50%, due 2/1/32	640,917	637,014
2.50%, due 8/1/32	563,465	560,033
2.50%, due 3/1/33	364,216	362,640
2.50%, due 6/1/33	370,381	368,125
2.50%, due 4/1/46	91,038	88,473
2.50%, due 10/1/46	182,685	177,536
3.00%, due 4/1/25	99,890	101,732
3.00%, due 11/1/31	271,908	274,537
3.00%, due 1/1/32	405,248	409,180
3.00%, due 6/1/32	232,152	234,398
3.00%, due 1/1/33	190,291	192,062
3.00%, due 2/1/33	279,236	281,835
3.00%, due 4/1/33	496,728	501,351
3.00%, due 5/1/33	473,482	477,889
3.00%, due 9/1/33	258,796	261,205
3.00%, due 2/1/37	242,000	244,407
3.00%, due 1/1/38	812,667	816,607
3.00%, due 9/1/42	1,458,435	1,459,412
3.00%, due 12/1/43	1,080,840	1,079,743
3.00%, due 10/1/44	941,555	942,185
3.00%, due 10/1/46	210,558	209,916
3.00%, due 12/1/46	1,936,444	1,930,544
3.00%, due 2/1/47	292,564	291,628
3.00%, due 8/1/47	1,097,935	1,095,951
3.00%, due 10/1/47	946,062	944,572
3.00%, due 11/1/47	259,737	258,868
3.00%, due 6/1/48	192,960	192,138
3.50%, due 7/1/21	44,297	45,315
3.50%, due 3/1/22	85,261	87,219
3.50%, due 5/1/26	69,130	70,718
3.50%, due 11/1/31	76,225	78,229
3.50%, due 5/1/33	143,753	147,054
3.50%, due 6/1/33	373,381	381,956
3.50%, due 7/1/33	182,739	186,936
3.50%, due 9/1/33	280,003	286,434
3.50%, due 5/1/45	1,046,204	1,070,490
3.50%, due 9/1/45	187,757	190,998
3.50%, due 12/1/45	987,815	1,007,164
3.50%, due 1/1/46	711,780	726,660
3.50%, due 4/1/46	175,198	178,132
3.50%, due 9/1/46	636,388	650,444
3.50%, due 10/1/46	549,476	558,301
3.50%, due 1/1/47	339,991	345,421
3.50%, due 7/1/47	435,780	444,064
3.50%, due 10/1/47	355,813	361,333
3.50%, due 11/1/47	2,667,320	2,708,500
3.50%, due 12/1/47	92,351	93,775
3.50%, due 3/1/48	180,677	183,461
3.50%, due 4/1/48	943,147	957,679
3.50%, due 7/1/48	604,354	613,660
3.50%, due 8/1/48	871,848	885,282
3.50%, due 9/1/48	1,091,350	1,108,166
4.00%, due 5/1/19	4,484	4,618
4.00%, due 8/1/19	5,618	5,787
4.00%, due 5/1/24	118,032	121,582
4.00%, due 11/1/29	264,011	271,952
4.00%, due 2/1/37	65,635	68,113
4.00%, due 8/1/38	752,209	778,007
4.00%, due 8/1/44	322,289	333,873
4.00%, due 2/1/45	404,937	418,877
4.00%, due 9/1/45	79,525	82,235
4.00%, due 5/1/46	404,550	418,228
4.00%, due 9/1/46	304,859	315,123
4.00%, due 2/1/47	66,775	69,025
4.00%, due 4/1/47	40,031	41,372
4.00%, due 5/1/47	611,160	631,632
4.00%, due 6/1/47	933,417	964,684
4.00%, due 10/1/47	101,297	104,685
4.00%, due 11/1/47	92,642	95,745
4.00%, due 12/1/47	271,526	279,687
4.00%, due 1/1/48	1,365,978	1,409,206
4.00%, due 2/1/48	276,282	285,303
4.00%, due 7/1/48	3,080,180	3,175,151
4.00%, due 8/1/48	288,457	297,344
4.00%, due 9/1/48	1,275,714	1,314,203
4.00%, due 10/1/48	197,894	203,894
4.00%, due 1/1/49	400,000	411,404
4.50%, due 7/1/46	82,856	86,779
4.50%, due 12/1/46	77,525	81,165
4.50%, due 4/1/47	538,137	563,225
4.50%, due 5/1/47	38,090	39,769
4.50%, due 7/1/47	675,385	706,861
4.50%, due 8/1/47	59,076	62,321
4.50%, due 2/1/48	551,462	576,867
4.50%, due 4/1/48	507,543	529,396
4.50%, due 5/1/48	464,674	486,196
4.50%, due 6/1/48	272,382	284,874
4.50%, due 8/1/48	568,797	594,795
4.50%, due 10/1/48	196,256	205,218
5.00%, due 8/1/31	258,520	273,088
5.00%, due 6/1/39	210,780	226,487
5.00%, due 6/1/40	46,933	50,623
5.00%, due 7/1/47	186,863	197,699
5.00%, due 1/1/48	365,838	392,961
5.00%, due 4/1/48	276,599	296,512
5.00%, due 5/1/48	275,093	290,878
5.00%, due 9/1/48	299,970	321,461
5.50%, due 8/1/27	83,723	89,362
5.50%, due 6/1/36	111,910	122,883
5.50%, due 5/1/44	127,597	140,349
5.50%, due 9/1/48	629,215	673,489
6.00%, due 10/1/22	812	875
6.00%, due 2/1/24	15,784	17,000
		48,046,038
Government National Mortgage Association (Mortgage Pass-Through Securities) 8.0%
2.50%, due 4/20/47	89,420	87,556
3.00%, due 6/15/45	70,987	71,338
3.00%, due 10/15/45	31,294	31,448
3.00%, due 11/20/45	978,351	984,359
3.00%, due 8/20/46	376,668	378,981
3.00%, due 9/20/46	197,881	199,218
3.00%, due 10/20/46	1,233,341	1,240,915
3.00%, due 1/20/47	1,380,120	1,388,387
3.00%, due 5/20/47	236,693	238,074
3.00%, due 12/20/47	809,017	812,727
3.00%, due 2/20/48	916,439	920,642
3.00%, due 3/20/48	1,079,421	1,084,372
3.00%, due 5/15/48	183,715	184,627
3.50%, due 11/20/42	342,395	350,404
3.50%, due 9/20/44	523,154	535,715
3.50%, due 3/15/45	49,900	51,001
3.50%, due 4/15/45	71,387	72,962
3.50%, due 7/20/45	1,419,315	1,452,626
3.50%, due 11/20/45	641,167	657,013
3.50%, due 7/20/46	74,663	76,416
3.50%, due 10/20/46	74,508	76,257
3.50%, due 11/20/46	920,066	941,664
3.50%, due 1/20/47	1,067,487	1,092,443
3.50%, due 5/20/47	904,026	924,775
3.50%, due 9/20/47	968,954	990,685
3.50%, due 10/20/47	1,720,723	1,759,126
3.50%, due 12/20/47	844,774	863,509
3.50%, due 5/15/48	178,811	182,850
3.50%, due 7/20/48	478,698	489,200
3.50%, due 9/20/48	579,610	592,315
3.50%, due 10/20/48	589,313	602,222
4.00%, due 8/15/46	133,373	138,072
4.00%, due 12/20/46	61,937	64,064
4.00%, due 1/20/47	513,440	530,327
4.00%, due 2/20/47	138,274	142,822
4.00%, due 3/20/47	110,247	114,092
4.00%, due 4/20/47	243,101	251,323
4.00%, due 5/20/47	204,509	211,235
4.00%, due 7/20/47	82,741	85,489
4.00%, due 11/15/47	197,711	204,348
4.00%, due 11/20/47	1,021,181	1,054,769
4.00%, due 12/20/47	231,227	238,833
4.00%, due 4/20/48	1,126,076	1,163,114
4.00%, due 5/20/48	473,576	489,153
4.00%, due 6/20/48	190,727	197,000
4.00%, due 8/20/48	1,271,560	1,313,383
4.00%, due 9/20/48	685,589	708,139
4.00%, due 3/20/49	200,000	206,578
4.50%, due 8/15/46	72,918	76,080
4.50%, due 8/20/46	180,501	188,910
4.50%, due 2/15/47	39,260	40,976
4.50%, due 4/15/47	65,859	69,250
4.50%, due 4/20/47	211,611	220,853
4.50%, due 8/15/47	339,098	356,503
4.50%, due 11/20/47	226,196	235,006
4.50%, due 1/20/48	599,498	622,846
4.50%, due 3/20/48	262,648	272,877
4.50%, due 5/20/48	270,675	281,217
4.50%, due 6/20/48	471,249	489,646
4.50%, due 8/20/48	878,747	912,971
5.00%, due 8/20/45	190,958	204,017
5.00%, due 11/20/46	119,287	127,500
5.00%, due 4/15/47	77,954	82,379
5.00%, due 11/20/47	177,038	187,235
5.00%, due 12/15/47	160,178	168,516
5.00%, due 3/20/48	156,922	164,502
5.00%, due 6/20/48	371,281	390,000
		31,537,852
United States Treasury Bonds 7.6%
2.75%, due 8/15/47	1,035,000	1,020,243
2.75%, due 11/15/47	300,000	295,676
2.875%, due 5/15/43	1,950,000	1,979,935
2.875%, due 11/15/46	140,000	141,739
3.00%, due 2/15/47	815,000	845,722
3.00%, due 5/15/47	1,175,000	1,217,686
3.00%, due 2/15/48	5,650,000	5,845,764
3.00%, due 8/15/48	2,790,000	2,888,086
3.125%, due 5/15/48	7,900,000	8,376,777
3.375%, due 11/15/48	3,500,000	3,895,254
3.625%, due 2/15/44	150,000	172,553
4.50%, due 2/15/36	1,900,000	2,406,320
4.625%, due 2/15/40	750,000	984,580
		30,070,335
United States Treasury Notes 29.9%
1.25%, due 5/31/19	100,000	99,800
1.25%, due 6/30/19	175,000	174,453
1.25%, due 8/31/19	4,200,000	4,178,344
1.375%, due 9/30/19	5,000,000	4,972,851
1.375%, due 9/15/20	775,000	764,344
1.50%, due 6/15/20	3,925,000	3,882,981
1.50%, due 7/15/20	460,000	454,879
1.50%, due 8/15/20	325,000	321,090
1.625%, due 10/15/20	2,450,000	2,423,107
1.625%, due 8/31/22	700,000	685,945
1.75%, due 11/15/20	3,950,000	3,912,814
1.75%, due 6/30/22	925,000	911,053
1.875%, due 12/15/20	3,375,000	3,349,292
1.875%, due 9/30/22	950,000	938,719
1.875%, due 8/31/24	625,000	612,598
2.00%, due 10/31/22	900,000	892,793
2.00%, due 4/30/24	3,775,000	3,728,697
2.125%, due 7/31/24	150,000	148,922
2.25%, due 2/29/20	3,600,000	3,594,937
2.25%, due 2/15/21	1,525,000	1,523,332
2.375%, due 3/15/21	150,000	150,252
2.375%, due 4/15/21	2,000,000	2,003,516
2.50%, due 6/30/20	8,750,000	8,760,937
2.50%, due 2/15/22	2,650,000	2,669,461
2.50%, due 3/31/23	100,000	101,008
2.625%, due 7/31/20	55,000	55,176
2.625%, due 8/31/20	1,350,000	1,354,423
2.625%, due 5/15/21	3,650,000	3,675,521
2.625%, due 6/15/21	925,000	932,263
2.625%, due 7/15/21	4,965,000	5,003,983
2.625%, due 6/30/23	1,900,000	1,929,613
2.625%, due 12/31/23	950,000	966,143
2.625%, due 2/15/29	1,800,000	1,833,047
2.75%, due 9/30/20	3,775,000	3,796,382
2.75%, due 8/15/21	3,700,000	3,741,047
2.75%, due 9/15/21	1,000,000	1,011,719
2.75%, due 4/30/23	5,850,000	5,965,400
2.75%, due 5/31/23	1,700,000	1,734,332
2.75%, due 7/31/23	4,675,000	4,772,700
2.75%, due 8/31/23	4,000,000	4,085,625
2.75%, due 6/30/25	775,000	794,980
2.75%, due 2/15/28	2,000,000	2,057,031
2.875%, due 10/31/20	7,700,000	7,762,262
2.875%, due 11/15/21	375,000	380,845
2.875%, due 9/30/23	2,875,000	2,952,266
2.875%, due 10/31/23	5,300,000	5,444,922
2.875%, due 11/30/23	600,000	616,922
2.875%, due 4/30/25	1,225,000	1,265,004
2.875%, due 5/31/25	300,000	309,785
2.875%, due 7/31/25	2,800,000	2,893,187
2.875%, due 8/15/28	600,000	623,391
3.125%, due 11/15/28	850,000	901,631
		118,115,725
Total U.S. Government & Federal Agencies (Cost $256,544,260)		260,752,724
Total Long-Term Bonds (Cost $383,232,558)		389,728,231

Short-Term Investment 0.2%
Repurchase Agreement 0.2%
Fixed Income Clearing Corp. 0.50%, dated 3/29/19 due 4/1/19 Proceeds at Maturity $885,052 (Collateralized by a United States Treasury Note with a rate of 2.375% and a maturity date of 3/15/22, with a Principal Amount of $900,000 and a Market Value of $905,873)	885,015	885,015
Total Short-Term Investment (Cost $885,015)		885,015

	Shares
Investment of Cash Collateral For Securities Loaned 0.5%
Unaffiliated Investment Company 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (e)	2,166,715	2,166,715
Total Investment of Cash Collateral For Securities Loaned (Cost $2,166,715)		2,166,715
Total Investments (Cost $386,284,288)	99.5%	392,779,961
Other Assets, Less Liabilities	0.5	1,902,501
Net Assets	100.0%	$394,682,462

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2019.
(c)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $2,118,883 and the Portfolio received cash collateral with a value of $2,166,715.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(e)	Current yield as of March 31, 2019.

As of March 31, 2019, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(10)	June 2019	$(2,123,610)	$(2,130,937)	$(7,327)
5-Year United States Treasury Note	97	June 2019	11,154,767	11,235,328	80,561
10-Year United States Treasury Note	64	June 2019	7,868,551	7,950,000	81,449
10-Year United States Treasury Ultra Note	61	June 2019	7,959,631	8,099,656	140,025
United States Treasury Long Bond	(4)	June 2019	(583,118)	(598,625)	(15,507)
United States Treasury Ultra Bond	(21)	June 2019	(3,404,952)	(3,528,000)	(123,048)
			$20,871,269	$21,027,422	$156,153

1.	As of March 31, 2019, cash in the amount of $167,385 was on deposit with a broker or futures commission merchant for futures transactions.

2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2019.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,499,908	$—	$2,499,908
Corporate Bonds	—	111,800,562	—	111,800,562
Foreign Government Bonds	—	7,731,563	—	7,731,563
Mortgage-Backed Securities	—	6,943,474	—	6,943,474
U.S. Government & Federal Agencies	—	260,752,724	—	260,752,724
Total Long-Term Bonds	—	389,728,231	—	389,728,231
Short-Term Investment
Repurchase Agreement	—	885,015	—	885,015
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	2,166,715	—	—	2,166,715
Total Investments in Securities	2,166,715	390,613,246	—	392,779,961
Other Financial Instruments
Futures Contracts (b)	302,035	—	—	302,035
Total Investments in Securities and Other Financial Instruments	$2,468,750	$390,613,246	$—	$393,081,996

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(145,882)	$—	$—	$(145,882)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP MacKay International Equity Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 96.8% †
Canada 4.7%
Bank of Nova Scotia (Banks)	232,225	$12,362,395
Constellation Software, Inc. (Software)	10,879	9,219,491
		21,581,886
China 2.9%
Tencent Holdings, Ltd. (Interactive Media & Services)	285,964	13,150,785

Denmark 2.7%
Novo Nordisk A/S, Class B (Pharmaceuticals)	241,834	12,659,640

France 2.9%
Teleperformance (Professional Services)	74,320	13,355,631

Germany 8.3%
Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	181,119	14,607,944
Scout24 A.G. (Interactive Media & Services) (a)	242,681	12,566,021
United Internet A.G., Registered (Diversified Telecommunication Services)	309,088	11,278,787
		38,452,752
India 4.5%
Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	430,989	12,218,872
Yes Bank, Ltd. (Banks)	2,169,591	8,596,936
		20,815,808
Ireland 5.9%
Accenture PLC, Class A (IT Services)	76,768	13,512,703
ICON PLC (Life Sciences Tools & Services) (b)	98,868	13,503,392
		27,016,095
Italy 2.8%
Banca IFIS S.p.A. (Diversified Financial Services)	288,443	4,759,582
DiaSorin S.p.A. (Health Care Equipment & Supplies)	80,711	8,121,222
		12,880,804
Japan 14.9%
CyberAgent, Inc. (Media)	211,200	8,603,880
Lion Corp. (Household Products)	438,200	9,212,361
Relo Group, Inc. (Real Estate Management & Development)	368,700	10,346,089
Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	163,844	6,683,558
TechnoPro Holdings, Inc. (Professional Services)	139,600	8,313,272
Tsuruha Holdings, Inc. (Food & Staples Retailing)	144,340	11,721,195
ZOZO, Inc. (Internet & Direct Marketing Retail) (c)	741,858	13,962,968
		68,843,323
Mexico 1.4%
Regional S.A.B. de C.V. (Banks)	1,239,251	6,242,144

Netherlands 6.6%
GrandVision N.V. (Specialty Retail) (a)	234,769	5,082,697
IMCD N.V. (Trading Companies & Distributors)	125,462	9,549,008
Koninklijke Philips N.V. (Health Care Equipment & Supplies)	382,904	15,598,116
		30,229,821
Spain 5.8%
Amadeus IT Group S.A. (IT Services)	122,143	9,782,796
Grifols S.A. (Biotechnology)	124,590	3,488,381
Industria de Diseno Textil S.A. (Specialty Retail)	464,860	13,662,169
		26,933,346
Sweden 3.6%
Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	314,609	16,411,793

Switzerland 4.9%
DKSH Holding A.G. (Professional Services) (c)	19,555	1,127,248
Sika A.G., Registered (Chemicals)	56,315	7,866,851
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	167,043	13,488,722
		22,482,821
Taiwan 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	174,881	7,163,126

United Kingdom 20.7%
Big Yellow Group PLC (Equity Real Estate Investment Trusts)	430,850	5,563,906
BTG PLC (Pharmaceuticals) (b)	408,419	4,439,083
Compass Group PLC (Hotels, Restaurants & Leisure)	354,632	8,334,811
Experian PLC (Professional Services)	323,773	8,767,102
HomeServe PLC (Commercial Services & Supplies)	612,910	8,182,415
Johnson Matthey PLC (Chemicals)	346,428	14,176,862
LivaNova PLC (Health Care Equipment & Supplies) (b)	137,780	13,399,105
Prudential PLC (Insurance)	793,630	15,892,570
St. James's Place PLC (Capital Markets)	908,395	12,162,666
Whitbread PLC (Hotels, Restaurants & Leisure)	70,845	4,685,574
		95,604,094
United States 2.6%
Samsonite International S.A. (Textiles, Apparel & Luxury Goods) (a)(b)	3,796,069	12,162,006
Total Common Stocks (Cost $419,131,013)		445,985,875

Short-Term Investment 0.1%
Affiliated Investment Company 0.1%
MainStay U.S. Government Liquidity Fund, 2.29% (d)	303,139	303,139
Total Short-Term Investment (Cost $303,139)		303,139

Investment of Cash Collateral For Securities Loaned 0.2%
Unaffiliated Investment Company 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (d)	1,165,110	1,165,110
Total Investment of Cash Collateral For Securities Loaned (Cost $1,165,110)		1,165,110
Total Investments (Cost $420,599,262)	97.1%	447,454,124
Other Assets, Less Liabilities	2.9	13,480,214
Net Assets	100.0%	$460,934,338

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $2,425,034; the total market value of collateral held by the Portfolio was $2,557,574. The market value of the collateral held includes non-cash collateral in the form of U.S. Treasury securities with a value of $1,392,464.
(d)	Current yield as of March 31, 2019.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$445,985,875	$—	$—	$445,985,875
Short-Term Investment
Affiliated Investment Company	303,139	—	—	303,139
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	1,165,110	—	—	1,165,110
Total Investments in Securities	$447,454,124	$—	$—	$447,454,124

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP IQ Hedge Multi-Strategy Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Shares	Value
Exchange-Traded Funds 95.6% †
Bonds 72.1%
Convertible Bond Funds 0.6%
SPDR Bloomberg Barclays Convertible Securities ETF (a)	46,753	$2,442,844

Floating Rate Funds 13.3%
Invesco Senior Loan ETF	1,121,089	25,381,455
iShares Floating Rate Bond ETF (a)	345,562	17,592,561
SPDR Blackstone / GSO Senior Loan ETF (a)	234,572	10,802,041
		53,776,057
High Yield Corporate Bond Funds 3.1%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	233,373	6,359,414
Xtrackers USD High Yield Corporate Bond ETF	121,732	6,051,298
		12,410,712
International Bond Funds 3.1%
Invesco Emerging Markets Sovereign Debt ETF	50,140	1,403,920
iShares JP Morgan USD Emerging Markets Bond ETF	62,753	6,906,595
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	18,949	509,917
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	110,691	3,692,652
WisdomTree Emerging Markets Local Debt Fund (a)	3,776	129,064
		12,642,148
Investment Grade Corporate Bond Funds 10.1%
iShares Broad USD Investment Grade Corporate Bond ETF (a)	28,887	1,596,873
SPDR Portfolio Short Term Corporate Bond ETF	37,449	1,144,067
Vanguard Intermediate-Term Corporate Bond ETF	372,649	32,372,019
Vanguard Short-Term Corporate Bond ETF	71,463	5,699,889
		40,812,848
Mortgage-Backed Security Funds 3.1%
iShares MBS ETF	76,687	8,156,430
Vanguard Mortgage-Backed Securities ETF (a)	82,545	4,322,056
		12,478,486
Municipal Bond Funds 0.4%
VanEck Vectors High-Yield Municipal Index ETF	28,426	1,784,300

Treasury Inflation Protected Security Funds 2.2%
iShares 0-5 Year TIPS Bond ETF	23,385	2,331,017
PIMCO 1-5 Year U.S. TIPS Index ETF	15,411	796,903
Vanguard Short-Term Inflation-Protected Securities ETF (b)	123,892	6,031,062
		9,158,982
U.S. Medium Term Treasury Bond Funds 1.4%
iShares 3-7 Year Treasury Bond ETF (a)	22,586	2,782,595
Schwab Intermediate-Term U.S. Treasury ETF	27,691	1,489,222
Vanguard Intermediate-Term Treasury ETF	21,397	1,379,679
		5,651,496
U.S. Short Term Treasury Bond Funds 34.8%
Goldman Sachs Access Treasury 0-1 Year ETF	135,380	13,574,553
Invesco Treasury Collateral ETF	24,012	2,533,026
iShares Short Treasury Bond ETF (a)	796,734	88,094,878
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	398,344	36,488,310
		140,690,767
Total Bonds (Cost $287,823,205)		291,848,640

Commodities 1.3%
Broad Funds 0.8%
Invesco DB Commodity Index Tracking Fund	204,124	3,245,571

Silver Funds 0.5%
iShares Silver Trust (a)(b)	133,305	1,890,265
Total Commodities (Cost $5,112,990)		5,135,836

Equity 22.2%
Asia ex Japan Equity Funds 1.5%
iShares MSCI All Country Asia ex-Japan ETF	35,813	2,531,621
iShares MSCI Pacific ex Japan ETF (a)	27,186	1,247,838
Vanguard FTSE Pacific ETF (a)	33,126	2,181,678
		5,961,137
BRIC Equity Funds 3.0%
iShares China Large-Cap ETF	142,290	6,299,178
iShares MSCI China ETF	71,818	4,483,598
SPDR S&P China ETF (a)	14,064	1,410,619
		12,193,395
Emerging Small Cap Equity Funds 2.1%
SPDR S&P Emerging Markets Small Cap ETF	195,691	8,721,948

Europe Equity Funds 2.6%
iShares Europe ETF (a)	4,804	208,446
iShares MSCI Eurozone ETF (a)	16,894	652,108
Vanguard FTSE Europe ETF	25,833	1,384,907
Xtrackers MSCI Europe Hedged Equity ETF (a)	294,180	8,337,061
		10,582,522
International Equity Core Funds 0.2%
iShares Core MSCI EAFE ETF	5,707	346,815
Vanguard FTSE Developed Markets ETF	10,323	421,901
		768,716
International Small Cap Equity Funds 4.8%
iShares MSCI EAFE Small-Cap ETF (a)	204,444	11,743,263
SPDR S&P International Small Cap ETF (a)	33,538	1,016,872
Vanguard FTSE All World ex-U.S. Small-Cap ETF	63,645	6,627,354
		19,387,489
Japan Equity Funds 1.8%
Xtrackers MSCI Japan Hedged Equity ETF (a)	186,065	7,403,526

U.S. Large Cap Core Funds 1.1%
Energy Select Sector SPDR Fund	33,806	2,235,253
First Trust Dow Jones Internet Index Fund (a)(b)	2,431	337,666
Invesco KBW Bank ETF	6,568	316,577
SPDR S&P Bank ETF (a)	26,605	1,111,291
Technology Select Sector SPDR Fund (a)	5,580	412,920
		4,413,707
U.S. Large Cap Growth Funds 3.4%
iShares Russell 1000 Growth ETF	36,155	5,472,421
iShares S&P 500 Growth ETF (a)	16,697	2,877,895
SPDR Portfolio S&P 500 Growth ETF (a)	13,338	496,307
Vanguard Growth ETF (a)	30,883	4,830,719
		13,677,342
U.S. REIT Funds 0.1%
iShares U.S. Real Estate ETF	818	71,199
SPDR Dow Jones REIT ETF	441	43,624
Vanguard Real Estate ETF	5,962	518,157
		632,980
U.S. Small Cap Core Funds 0.9%
iShares Russell 2000 ETF	12,990	1,988,639
Schwab U.S. Small-Cap ETF (a)	5,229	365,664
Vanguard Small-Cap ETF	7,441	1,136,985
		3,491,288
U.S. Small Cap Growth Funds 0.7%
iShares Russell 2000 Growth ETF (a)	5,353	1,052,721
iShares S&P Small-Cap 600 Growth ETF (a)	3,622	646,382
Vanguard Small-Cap Growth ETF	5,490	986,663
		2,685,766
Total Equity (Cost $85,596,583)		89,919,816
Total Exchange-Traded Funds (Cost $378,532,778)		386,904,292

Exchange-Traded Notes 0.3%
Commodities 0.3%
Broad Notes 0.3%
iPath Bloomberg Commodity Index Total Return ETN (b)	62,287	1,411,423
Total Exchange-Traded Notes (Cost $1,408,868)		1,411,423

Exchange-Traded Vehicles 3.5%
Currencies 3.5%
British Pound Funds 0.0% ‡
Invesco CurrencyShares British Pound Sterling Trust (b)	822	103,819

Euro Funds 2.4%
Invesco CurrencyShares Euro Trust (b)	88,223	9,441,626

Japanese Yen Funds 1.1%
Invesco CurrencyShares Japanese Yen Trust (b)	53,076	4,570,374
Total Exchange-Traded Vehicles (Cost $14,215,459)		14,115,819

Short-Term Investment 0.7%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 2.29% (c)	2,691,420	2,691,420
Total Short-Term Investment (Cost $2,691,420)		2,691,420

Investment of Cash Collateral For Securities Loaned 9.2%
Unaffiliated Investment Company 9.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (c)	37,178,953	37,178,953
Total Investment of Cash Collateral For Securities Loaned (Cost $37,178,953)		37,178,953
Total Investments (Cost $434,027,478)	109.3%	442,301,907
Other Assets, Less Liabilities	(9.3)	(37,595,987)
Net Assets	100.0%	$404,705,920

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $51,170,810; the total market value of collateral held by the Portfolio was $52,613,919. The market value of the collateral held includes non-cash collateral in the form of U.S. Treasury securities with a value of $15,434,966.
(b)	Non-income producing security.
(c)	Current yield as of March 31, 2019.

Swap Contracts

Open OTC total return equity swap contracts as of March 31, 2019 were as follows:

Swap Counterparty	Total Return Benchmark	Floating Rate [1]	Termination Date(s)	Payment Frequency Paid/Received	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation[2]
Bank of America Merrill Lynch	Energy Select Sector SPDR Fund	1 month LIBOR plus 0.50%	4/02/2020	Monthly	111	$—
Morgan Stanley & Co.	Energy Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	111	—
Morgan Stanley & Co.	Financial Select Sector SPDR Fund	Federal Fund Rate minus 0.40%	9/15/2020	Monthly	(758)	—
Bank of America Merrill Lynch	First Trust Dow Jones Internet Index Fund	1 month LIBOR plus 0.50%	4/02/2020	Monthly	17	—
Morgan Stanley & Co.	First Trust Dow Jones Internet Index Fund	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	17	—
Bank of America Merrill Lynch	Goldman Sachs Access Treasury 0-1 Year ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	681	—
Morgan Stanley & Co.	Goldman Sachs Access Treasury 0-1 Year ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	681	—
Morgan Stanley & Co.	Health Care Select Sector SPDR Fund	Federal Fund Rate minus 0.40%	9/15/2020	Monthly	(484)	—
Bank of America Merrill Lynch	Invesco CurrencyShares Australian Dollar Trust	1 month LIBOR	4/02/2020	Monthly	(706)	—
Morgan Stanley & Co.	Invesco CurrencyShares Australian Dollar Trust	Federal Fund Rate minus 2.90%	9/15/2020	Monthly	(706)	—
Bank of America Merrill Lynch	Invesco CurrencyShares British Pound Sterling Trust	1 month LIBOR plus 0.50%	4/02/2020	Monthly	5	—
Morgan Stanley & Co.	Invesco CurrencyShares British Pound Sterling Trust	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	5	—
Bank of America Merrill Lynch	Invesco CurrencyShares Euro Currency Trust	1 month LIBOR plus 0.50%	4/02/2020	Monthly	479	—
Morgan Stanley & Co.	Invesco CurrencyShares Euro Currency Trust	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	479	—
Bank of America Merrill Lynch	Invesco CurrencyShares Japanese Yen Trust	1 month LIBOR plus 0.50%	4/02/2020	Monthly	228	—
Morgan Stanley & Co.	Invesco CurrencyShares Japanese Yen Trust	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	228	—
Bank of America Merrill Lynch	Invesco DB Commodity Index Tracking Fund	1 month LIBOR plus 0.50%	4/02/2020	Monthly	163	—
Morgan Stanley & Co.	Invesco DB Commodity Index Tracking Fund	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	163	—
Morgan Stanley & Co.	Invesco DB Gold Fund	Federal Fund Rate minus 0.40%	9/15/2020	Monthly	(77)	—
Bank of America Merrill Lynch	Invesco DB Gold Fund	1 month LIBOR	4/02/2020	Monthly	(77)	—
Morgan Stanley & Co.	Invesco DB US Dollar Index Bullish Fund	Federal Fund Rate minus 6.30%	9/15/2020	Monthly	(932)	—
Bank of America Merrill Lynch	Invesco DB US Dollar Index Bullish Fund	1 month LIBOR	4/02/2020	Monthly	(932)	—
Bank of America Merrill Lynch	Invesco Emerging Markets Sovereign Debt ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	69	—
Morgan Stanley & Co.	Invesco Emerging Markets Sovereign Debt ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	69	—
Bank of America Merrill Lynch	Invesco KBW Bank ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	17	—
Morgan Stanley & Co.	Invesco KBW Bank ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	17	—
Bank of America Merrill Lynch	Invesco Preferred ETF	1 month LIBOR	4/02/2020	Monthly	(202)	—
Morgan Stanley & Co.	Invesco Preferred ETF	Federal Fund Rate minus 0.40%	9/15/2020	Monthly	(202)	—
Bank of America Merrill Lynch	Invesco S&P 500 Low Volatiility	1 month LIBOR	4/02/2020	Monthly	(985)	—
Morgan Stanley & Co.	Invesco S&P 500 Low Volatiility	Federal Fund Rate minus 2.20%	9/15/2020	Monthly	(985)	—
Bank of America Merrill Lynch	Invesco Senior Loan ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1,282	—
Morgan Stanley & Co.	Invesco Senior Loan ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	1,282	—
Bank of America Merrill Lynch	Invesco Treasury Collateral ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	127	—
Morgan Stanley & Co.	Invesco Treasury Collateral ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	127	—
Bank of America Merrill Lynch	iPath Bloomberg Commodity Index Total Return ETN	1 month LIBOR plus 0.50%	4/02/2020	Monthly	71	—
Morgan Stanley & Co.	iPath Bloomberg Commodity Index Total Return ETN	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	71	—
Bank of America Merrill Lynch	iShares 0-5 Year TIPS Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	116	—
Morgan Stanley & Co.	iShares 0-5 Year TIPS Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	116	—
Bank of America Merrill Lynch	iShares 3-7 Year Treasury Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	138	—
Morgan Stanley & Co.	iShares 3-7 Year Treasury Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	138	—
Bank of America Merrill Lynch	iShares Broad USD Investment Grade Corporate Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	78	—
Morgan Stanley & Co.	iShares Broad USD Investment Grade Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	78	—
Morgan Stanley & Co.	iShares China Large-Cap ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	625	—
Bank of America Merrill Lynch	iShares Core MSCI EAFE ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	17	—
Morgan Stanley & Co.	iShares Core MSCI EAFE ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	17	—
Bank of America Merrill Lynch	iShares Core MSCI Emerging Markets ETF	1 month LIBOR	4/02/2020	Monthly	(1,064)	—
Morgan Stanley & Co.	iShares Core MSCI Emerging Markets ETF	Federal Fund Rate minus 0.40%	9/15/2020	Monthly	(1,064)	—
Morgan Stanley & Co.	iShares Core S&P Total US Stock Market ETF	Federal Fund Rate minus 7.40%	9/15/2020	Monthly	(192)	—
Bank of America Merrill Lynch	iShares Core S&P Total US Stock Market ETF	1 month LIBOR	4/02/2020	Monthly	(192)	—
Bank of America Merrill Lynch	iShares Edge MSCI Min Vol Emerging Markets ETF	1 month LIBOR	4/02/2020	Monthly	(1,579)	—
Morgan Stanley & Co.	iShares Edge MSCI Min Vol Emerging Markets ETF	Federal Fund Rate minus 0.59%	9/15/2020	Monthly	(1,579)	—
Bank of America Merrill Lynch	iShares Edge MSCI Min Vol USA ETF	1 month LIBOR	4/02/2020	Monthly	(2,377)	—
Morgan Stanley & Co.	iShares Edge MSCI Min Vol USA ETF	Federal Fund Rate minus 0.70%	9/15/2020	Monthly	(2,377)	—
Bank of America Merrill Lynch	iShares Europe ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	10	—
Morgan Stanley & Co.	iShares Europe ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	10	—
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	881	—
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	881	—
Bank of America Merrill Lynch	iShares JP Morgan USD Emerging Markets Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	343	—
Morgan Stanley & Co.	iShares JP Morgan USD Emerging Markets Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	343	—
Bank of America Merrill Lynch	iShares MBS ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	404	—
Morgan Stanley & Co.	iShares MBS ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	404	—
Bank of America Merrill Lynch	iShares MSCI All Country Asia ex Japan ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	125	—
Morgan Stanley & Co.	iShares MSCI All Country Asia ex Japan ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	125	—
Morgan Stanley & Co.	iShares MSCI China ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	439	—
Morgan Stanley & Co.	iShares MSCI EAFE Growth ETF	Federal Fund Rate minus 6.85%	9/15/2020	Monthly	(403)	—
Bank of America Merrill Lynch	iShares MSCI EAFE Growth ETF	1 month LIBOR	4/02/2020	Monthly	(403)	—
Bank of America Merrill Lynch	iShares MSCI EAFE Small-Cap ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	586	—
Morgan Stanley & Co.	iShares MSCI EAFE Small-Cap ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	586	—
Bank of America Merrill Lynch	iShares MSCI Eurozone ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	33	—
Morgan Stanley & Co.	iShares MSCI Eurozone ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	33	—
Bank of America Merrill Lynch	iShares MSCI Japan ETF	1 month LIBOR	4/02/2020	Monthly	(490)	—
Morgan Stanley & Co.	iShares MSCI Japan ETF	Federal Fund Rate minus 0.55%	9/15/2020	Monthly	(490)	—
Bank of America Merrill Lynch	iShares MSCI Pacific ex Japan ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	62	—
Morgan Stanley & Co.	iShares MSCI Pacific ex Japan ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	62	—
Bank of America Merrill Lynch	iShares Russell 1000 Growth ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	268	—
Morgan Stanley & Co.	iShares Russell 1000 Growth ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	268	—
Morgan Stanley & Co.	iShares Russell 1000 Value ETF	Federal Fund Rate minus 0.40%	9/15/2020	Monthly	(1,286)	—
Bank of America Merrill Lynch	iShares Russell 1000 Value ETF	1 month LIBOR	4/02/2020	Monthly	(1,286)	—
Morgan Stanley & Co.	iShares Russell 2000 ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	102	—
Bank of America Merrill Lynch	iShares Russell 2000 ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	102	—
Bank of America Merrill Lynch	iShares Russell 2000 Growth ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	53	—
Morgan Stanley & Co.	iShares Russell 2000 Growth ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	53	—
Bank of America Merrill Lynch	iShares Russell 2000 Value ETF	1 month LIBOR	4/02/2020	Monthly	(336)	—
Morgan Stanley & Co.	iShares Russell 2000 Value ETF	Federal Fund Rate minus 0.45%	9/15/2020	Monthly	(336)	—
Bank of America Merrill Lynch	iShares S&P 500 Growth ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	141	—
Morgan Stanley & Co.	iShares S&P 500 Growth ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	141	—
Morgan Stanley & Co.	iShares S&P 500 Value ETF	Federal Fund Rate minus 1.15%	9/15/2020	Monthly	(513)	—
Bank of America Merrill Lynch	iShares S&P 500 Value ETF	1 month LIBOR	4/02/2020	Monthly	(513)	—
Bank of America Merrill Lynch	iShares S&P Small CAP 600 Value ETF	1 month LIBOR	4/02/2020	Monthly	(236)	—
Morgan Stanley & Co.	iShares S&P Small CAP 600 Value ETF	Federal Fund Rate minus 0.40%	9/15/2020	Monthly	(236)	—
Bank of America Merrill Lynch	iShares S&P Small-Cap 600 Growth ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	33	—
Morgan Stanley & Co.	iShares S&P Small-Cap 600 Growth ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	33	—
Bank of America Merrill Lynch	iShares Short Treasury Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	4,417	—
Morgan Stanley & Co.	iShares Short Treasury Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	4,417	—
Morgan Stanley & Co.	iShares Silver Trust	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	98	—
Bank of America Merrill Lynch	iShares Silver Trust	1 month LIBOR plus 0.50%	4/02/2020	Monthly	98	—
Bank of America Merrill Lynch	iShares U.S. Real Estate ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	3	—
Morgan Stanley & Co.	iShares U.S. Real Estate ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	3	—
Bank of America Merrill Lynch	iShares US Preferred Stock ETF	1 month LIBOR	4/02/2020	Monthly	(611)	—
Morgan Stanley & Co.	iShares US Preferred Stock ETF	Federal Fund Rate minus 0.65%	9/15/2020	Monthly	(611)	—
Bank of America Merrill Lynch	Materials Select Sector SPDR Fund	1 month LIBOR	4/02/2020	Monthly	(160)	—
Morgan Stanley & Co.	Materials Select Sector SPDR Fund	Federal Fund Rate minus 0.40%	9/15/2020	Monthly	(160)	—
Bank of America Merrill Lynch	PIMCO 1-5 Year U.S. TIPS Index ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	40	—
Morgan Stanley & Co.	PIMCO 1-5 Year U.S. TIPS Index ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	40	—
Bank of America Merrill Lynch	Schwab Intermediate-Term U.S. Treasury ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	74	—
Morgan Stanley & Co.	Schwab Intermediate-Term U.S. Treasury ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	74	—
Morgan Stanley & Co.	Schwab US Broad Market ETF	Federal Fund Rate minus 4.05%	9/15/2020	Monthly	(147)	—
Bank of America Merrill Lynch	Schwab US Broad Market ETF	1 month LIBOR	4/02/2020	Monthly	(147)	—
Bank of America Merrill Lynch	Schwab US Small-Cap ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	19	—
Morgan Stanley & Co.	Schwab US Small-Cap ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	19	—
Bank of America Merrill Lynch	SPDR Blackstone / GSO Senior Loan ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	548	—
Morgan Stanley & Co.	SPDR Blackstone / GSO Senior Loan ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	548	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1,830	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	1,830	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Convertible Securities ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	122	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Convertible Securities ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	122	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	26	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	26	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	318	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	318	—
Bank of America Merrill Lynch	SPDR Dow Jones International Real Estate ETF	1 month LIBOR	4/02/2020	Monthly	(1,501)	—
Morgan Stanley & Co.	SPDR Dow Jones International Real Estate ETF	Federal Fund Rate minus 0.60%	9/15/2020	Monthly	(1,501)	—
Bank of America Merrill Lynch	SPDR Dow Jones REIT ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	2	—
Morgan Stanley & Co.	SPDR Dow Jones REIT ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	2	—
Bank of America Merrill Lynch	SPDR Portfolio S&P 500 Growth ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	24	—
Morgan Stanley & Co.	SPDR Portfolio S&P 500 Growth ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	24	—
Bank of America Merrill Lynch	SPDR Portfolio Short Term Corporate Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	57	—
Morgan Stanley & Co.	SPDR Portfolio Short Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	57	—
Bank of America Merrill Lynch	SPDR S&P Bank ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	60	—
Morgan Stanley & Co.	SPDR S&P Bank ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	60	—
Morgan Stanley & Co.	SPDR S&P China ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	139	—
Bank of America Merrill Lynch	SPDR S&P Emerging Markets Small Cap ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	431	—
Morgan Stanley & Co.	SPDR S&P Emerging Markets Small Cap ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	431	—
Bank of America Merrill Lynch	SPDR S&P International Small Cap ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	51	—
Morgan Stanley & Co.	SPDR S&P International Small Cap ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	51	—
Morgan Stanley & Co.	Technology Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	40	—
Bank of America Merrill Lynch	VanEck Vectors High-Yield Municipal Index ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	88	—
Morgan Stanley & Co.	VanEck Vectors High-Yield Municipal Index ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	88	—
Bank of America Merrill Lynch	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	189	—
Morgan Stanley & Co.	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	189	—
Bank of America Merrill Lynch	Vanguard FTSE All World ex-U.S. Small-Cap ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	332	—
Morgan Stanley & Co.	Vanguard FTSE All World ex-U.S. Small-Cap ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	332	—
Bank of America Merrill Lynch	Vanguard FTSE Developed Markets ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	21	—
Morgan Stanley & Co.	Vanguard FTSE Developed Markets ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	21	—
Bank of America Merrill Lynch	Vanguard FTSE Emerging Markets ETF	1 month LIBOR	4/02/2020	Monthly	(1,135)	—
Morgan Stanley & Co.	Vanguard FTSE Emerging Markets ETF	Federal Fund Rate minus 0.40%	9/15/2020	Monthly	(1,135)	—
Bank of America Merrill Lynch	Vanguard FTSE Europe ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	69	—
Morgan Stanley & Co.	Vanguard FTSE Europe ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	69	—
Bank of America Merrill Lynch	Vanguard FTSE Pacific ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	109	—
Morgan Stanley & Co.	Vanguard FTSE Pacific ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	109	—
Bank of America Merrill Lynch	Vanguard Growth ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	236	—
Morgan Stanley & Co.	Vanguard Growth ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	236	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Corporate Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	1,589	—
Morgan Stanley & Co.	Vanguard Intermediate-Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	1,589	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Treasury ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	68	—
Morgan Stanley & Co.	Vanguard Intermediate-Term Treasury ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	68	—
Bank of America Merrill Lynch	Vanguard Mortgage-Backed Securities ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	214	—
Morgan Stanley & Co.	Vanguard Mortgage-Backed Securities ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	214	—
Bank of America Merrill Lynch	Vanguard Real Estate ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	25	—
Morgan Stanley & Co.	Vanguard Real Estate ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	25	—
Bank of America Merrill Lynch	Vanguard Short-Term Corporate Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	283	—
Morgan Stanley & Co.	Vanguard Short-Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	283	—
Bank of America Merrill Lynch	Vanguard Short-Term Inflation-Protected Securities ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	300	—
Morgan Stanley & Co.	Vanguard Short-Term Inflation-Protected Securities ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	300	—
Bank of America Merrill Lynch	Vanguard Small-Cap ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	58	—
Morgan Stanley & Co.	Vanguard Small-Cap ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	58	—
Bank of America Merrill Lynch	Vanguard Small-Cap Growth ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	49	—
Morgan Stanley & Co.	Vanguard Small-Cap Growth ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	49	—
Bank of America Merrill Lynch	Vanguard Small-Cap Value ETF	1 month LIBOR	4/02/2020	Monthly	(475)	—
Morgan Stanley & Co.	Vanguard Small-Cap Value ETF	Federal Fund Rate minus 0.95%	9/15/2020	Monthly	(475)	—
Morgan Stanley & Co.	Vanguard Total Stock Market ETF	Federal Fund Rate minus 0.52%	9/15/2020	Monthly	(1,122)	—
Bank of America Merrill Lynch	Vanguard Total Stock Market ETF	1 month LIBOR	4/02/2020	Monthly	(1,122)	—
Morgan Stanley & Co.	Vanguard Value ETF	Federal Fund Rate minus 0.90%	9/15/2020	Monthly	(1,559)	—
Bank of America Merrill Lynch	Vanguard Value ETF	1 month LIBOR	4/02/2020	Monthly	(1,559)	—
Bank of America Merrill Lynch	WisdomTree Emerging Markets Local Debt Fund	1 month LIBOR plus 0.50%	4/02/2020	Monthly	7	—
Morgan Stanley & Co.	WisdomTree Emerging Markets Local Debt Fund	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	7	—
Morgan Stanley & Co.	Xtrackers MSCI EAFE Hedged Equity ETF	Federal Fund Rate minus 0.70%	9/15/2020	Monthly	(1,337)	—
Bank of America Merrill Lynch	Xtrackers MSCI EAFE Hedged Equity ETF	1 month LIBOR	4/02/2020	Monthly	(1,337)	—
Bank of America Merrill Lynch	Xtrackers MSCI Europe Hedged Equity ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	409	—
Morgan Stanley & Co.	Xtrackers MSCI Europe Hedged Equity ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	409	—
Bank of America Merrill Lynch	Xtrackers MSCI Japan Hedged Equity ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	369	—
Morgan Stanley & Co.	Xtrackers MSCI Japan Hedged Equity ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	369	—
Bank of America Merrill Lynch	Xtrackers USD High Yield Corporate Bond ETF	1 month LIBOR plus 0.50%	4/02/2020	Monthly	301	—
Morgan Stanley & Co.	Xtrackers USD High Yield Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/15/2020	Monthly	301	—
					$103	$—

1	Portfolio pays or receives the floating rate and receives or pays the total return of the reference entity.
2	Reflects the value at reset date as of March 31, 2019.
*	Notional amounts reflected as a positive value indicate a long position held by the Portfolio and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:
DB	—Deutsche Bank
EAFE	—Europe, Australasia and Far East
EM	—Emerging Markets
ETF	—Exchange-Traded Fund
ETN	—Exchange-Traded Note
FTSE	—Financial Times Stock Exchange
KBW	—Keefe, Bruyette & Woods
LIBOR	—London Interbank Offered Rate
MBS	—Mortgage-Backed Security
MSCI	—Morgan Stanley Capital International
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Exchange-Traded Funds	$386,904,292	$—	$—	$386,904,292
Exchange-Traded Notes	1,411,423	—	—	1,411,423
Exchange-Traded Vehicles	14,115,819	—	—	14,115,819
Short-Term Investment
Affiliated Investment Company	2,691,420	—	—	2,691,420
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	37,178,953	—	—	37,178,953
Total Investments in Securities	$442,301,907	$—	$—	$442,301,907

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Janus Henderson Balanced Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 40.1% †
Asset-Backed Securities 2.0%
Automobile Asset-Backed Securities 0.5%
Credit Acceptance Auto Loan Series 2018-2A, Class B 3.94%, due 7/15/27 (a)	$387,000	$393,903
Drive Auto Receivables Trust
Series 2019-1, Class D 4.09%, due 6/15/26	175,000	178,690
Series 2017-AA, Class D 4.16%, due 5/15/24 (a)	415,000	420,046
Series 2017-1, Class E 5.17%, due 9/16/24	1,590,000	1,641,682
Series 2017-2, Class E 5.27%, due 11/15/24	1,400,000	1,446,791
OneMain Direct Auto Receivables Trust (a)
Series 2018-1A, Class C 3.85%, due 10/14/25	181,000	183,057
Series 2018-1A, Class D 4.40%, due 1/14/28	180,000	183,919
Santander Drive Auto Receivables Trust Series 2016-3, Class E 4.29%, due 2/15/24	1,868,000	1,888,692
		6,336,780
Other Asset-Backed Securities 1.5%
Applebee's Funding LLC / IHOP Funding LLC Series 2014-1, Class A2 4.277%, due 9/5/44 (a)	3,040,513	3,053,246
Atrium IX Series 2009-A, Class AR 3.946% (3 Month LIBOR + 1.24%), due 5/28/30 (a)(b)	641,400	641,106
Bean Creek CLO, Ltd. 2015-1A, Class AR 3.489% (3 Month LIBOR + 1.02%), due 4/20/31 (a)(b)	912,000	899,660
Carlyle Global Market Strategies (a)(b)
Series 2018-1A, Class A1 3.489% (3 Month LIBOR + 1.02%), due 4/20/31	774,000	765,409
Series 2014-2RA, Class A1 3.666% (3 Month LIBOR + 1.05%), due 5/15/31	685,077	677,065
Series 2016-1A, Class A2R 3.919% (3 Month LIBOR + 1.45%), due 4/20/27	615,000	608,498
Series 2016-2A, Class A2R 3.936% (3 Month LIBOR + 1.50%), due 7/15/27	565,000	559,781
DB Master Finance LLC (a)
Series 2019-1A, Class A2I 3.787%, due 5/20/49	468,000	469,264
Series 2019-1A, Class A2II 4.021%, due 5/20/49	189,000	189,850
Series 2019-1A, Class A23 4.352%, due 5/20/49	374,000	376,339
Dryden Senior Loan Fund (a)(b)
Series 2015-41A, Class AR 3.406% (3 Month LIBOR + 0.97%), due 4/15/31	848,000	836,056
Series 2018-55A, Class A1 3.456% (3 Month LIBOR + 1.02%), due 4/15/31	513,000	507,940
Series 2018-64A, Class A 3.75% (3 Month LIBOR + 0.97%), due 4/18/31	1,187,000	1,169,102
LCM, Ltd. Partnership (a)(b)
Series 2018-A, Class A1R 3.489% (3 Month LIBOR + 1.02%), due 4/20/31	750,000	741,009
Series 2014-A, Class AR 3.509% (3 Month LIBOR + 1.04%), due 7/20/31	378,939	375,812
Magnetite CLO, Ltd. (a)(b)
Series 2014-8A, Class AR2 3.416% (3 Month LIBOR + 0.98%), due 4/15/31	642,000	636,027
Series 2015-15A, Class AR 3.499% (3 Month LIBOR + 1.01%), due 7/25/31	885,425	875,672
Octagon Investments Partners Series 2018-1A, Class A1 3.757% (3 Month LIBOR + 0.97%), due 4/15/31 (a)(b)	626,000	616,374
Octagon Loan Funding, Ltd. Series 2014-1A, Class ARR 3.82% (3 Month LIBOR + 1.18%), due 11/18/31 (a)(b)	701,975	696,177
Sound Point CLO, Ltd. 2013-3RA, Class A 3.594% (3 Month LIBOR + 1.15%), due 4/18/31 (a)(b)	863,000	853,277
Towd Point Mortgage Trust (a)(c)
Series 2018-4, Class A1 3.00%, due 6/25/58	628,233	621,265
Series 2015-3, Class A1A 3.50%, due 3/25/54	29,369	29,334
Series 2018-3, Class A1 3.75%, due 5/25/58	370,367	374,544
Voya CLO, Ltd. (a)(b)
Series 2018-1A, Class A1 3.399% (3 Month LIBOR + 0.95%), due 4/19/31	873,000	858,279
Series 2018-2A, Class A1 3.401% (3 Month LIBOR + 1.00%), due 7/15/31	442,207	436,332
Series 2015-2A, Class BR 3.977% (3 Month LIBOR + 1.50%), due 7/23/27	250,000	247,196
		18,114,614
Total Asset-Backed Securities (Cost $24,501,187)		24,451,394

Corporate Bonds 12.7%
Aerospace & Defense 0.1%
Boeing Co.
2.25%, due 6/15/26	144,000	136,234
3.20%, due 3/1/29	158,000	157,978
3.25%, due 3/1/28	178,000	178,746
Northrop Grumman Corp. 2.55%, due 10/15/22	1,125,000	1,112,573
		1,585,531
Auto Manufacturers 0.1%
General Motors Co. 5.00%, due 10/1/28	949,000	946,543
General Motors Financial Co., Inc. 4.35%, due 1/17/27	437,000	424,720
		1,371,263
Banks 2.6%
Bank of America Corp.
2.503%, due 10/21/22	3,303,000	3,261,168
3.705%, due 4/24/28 (d)	3,883,000	3,900,394
3.97%, due 3/5/29 (d)	949,000	966,267
3.974%, due 2/7/30 (d)	1,292,000	1,316,855
Bank of Montreal 3.30%, due 2/5/24	1,275,000	1,287,750
Citigroup, Inc. 3.887%, due 1/10/28 (d)	4,770,000	4,843,860
Citizens Financial Group, Inc.
3.75%, due 7/1/24	264,000	261,830
4.30%, due 12/3/25	684,000	700,482
4.35%, due 8/1/25	203,000	207,637
First Republic Bank 4.625%, due 2/13/47	594,000	603,147
Goldman Sachs Capital I 6.345%, due 2/15/34	1,744,000	2,100,191
JPMorgan Chase & Co.
2.295%, due 8/15/21	1,103,000	1,090,203
3.782%, due 2/1/28 (d)	1,422,000	1,448,599
3.96%, due 1/29/27 (d)	2,044,000	2,110,810
4.452%, due 12/5/29 (d)	3,823,000	4,069,168
Morgan Stanley
3.95%, due 4/23/27	1,909,000	1,908,422
4.431%, due 1/23/30 (d)	916,000	964,756
SVB Financial Group 5.375%, due 9/15/20	860,000	889,903
		31,931,442
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, due 1/23/29	1,116,000	1,188,984

Building Materials 0.0% ‡
Masonite International Corp. 5.625%, due 3/15/23 (a)	271,000	277,097

Chemicals 0.1%
CF Industries, Inc. 4.50%, due 12/1/26 (a)	472,000	477,844
Nutrien, Ltd.
4.20%, due 4/1/29	226,000	232,718
5.00%, due 4/1/49	274,000	286,372
		996,934
Commercial Services 0.5%
IHS Markit, Ltd. (a)
4.75%, due 2/15/25	924,000	961,875
5.00%, due 11/1/22	119,000	124,153
Total System Services, Inc.
3.80%, due 4/1/21	521,000	528,970
4.80%, due 4/1/26	902,000	947,660
UBM PLC 5.75%, due 11/3/20 (a)	1,145,000	1,183,838
Verisk Analytics, Inc.
4.125%, due 9/12/22	557,000	575,946
5.50%, due 6/15/45	526,000	586,031
5.80%, due 5/1/21	1,527,000	1,613,154
		6,521,627
Diversified Financial Services 0.6%
CBOE Global Markets, Inc. 3.65%, due 1/12/27	1,030,000	1,042,446
E*TRADE Financial Corp.
2.95%, due 8/24/22	1,077,000	1,074,551
3.80%, due 8/24/27	892,000	866,040
4.50%, due 6/20/28	322,000	327,106
GE Capital International Funding Co. 4.418%, due 11/15/35	1,214,000	1,122,327
Raymond James Financial, Inc.
4.95%, due 7/15/46	985,000	1,041,718
5.625%, due 4/1/24	866,000	958,267
Synchrony Financial 4.375%, due 3/19/24	250,000	253,224
		6,685,679
Electric 0.4%
Duke Energy Corp.
1.80%, due 9/1/21	303,000	295,920
2.40%, due 8/15/22	472,000	466,435
NRG Energy, Inc.
6.625%, due 1/15/27	559,000	601,624
7.25%, due 5/15/26	1,111,000	1,222,311
PPL WEM, Ltd. / Western Power Distribution, Ltd. 5.375%, due 5/1/21 (a)	756,000	780,471
Southern Co. 2.95%, due 7/1/23	579,000	576,469
Vistra Operations Co. LLC (a)
5.50%, due 9/1/26	464,000	482,560
5.625%, due 2/15/27	688,000	715,520
		5,141,310
Electronics 0.3%
Trimble, Inc.
4.75%, due 12/1/24	1,896,000	1,947,732
4.90%, due 6/15/28	2,222,000	2,270,116
		4,217,848
Food 0.6%
Campbell Soup Co.
3.95%, due 3/15/25	594,000	597,793
4.15%, due 3/15/28	896,000	892,575
4.80%, due 3/15/48	2,080,000	1,938,240
General Mills, Inc. 4.20%, due 4/17/28	1,183,000	1,229,288
Kraft Heinz Foods Co. 4.00%, due 6/15/23	324,000	332,831
Mars, Inc. (a)
2.70%, due 4/1/25	468,000	465,747
3.20%, due 4/1/30	570,000	569,265
3.95%, due 4/1/49	764,000	772,158
4.20%, due 4/1/59	488,000	500,251
Sysco Corp. 2.50%, due 7/15/21	203,000	201,260
		7,499,408
Forest Products & Paper 0.2%
Georgia-Pacific LLC (a)
3.163%, due 11/15/21	1,387,000	1,393,302
3.60%, due 3/1/25	742,000	760,278
		2,153,580
Health Care - Products 0.2%
Becton Dickinson & Co. 2.894%, due 6/6/22	543,000	540,465
Boston Scientific Corp.
3.75%, due 3/1/26	560,000	570,944
4.00%, due 3/1/29	291,000	300,537
4.70%, due 3/1/49	467,000	495,942
		1,907,888
Health Care - Services 0.3%
Aetna, Inc. 2.80%, due 6/15/23	411,000	403,606
Centene Corp.
4.75%, due 5/15/22	64,000	65,120
5.375%, due 6/1/26 (a)	1,748,000	1,824,475
6.125%, due 2/15/24	697,000	730,317
Cigna Corp. (a)
3.40%, due 9/17/21	186,000	187,891
3.75%, due 7/15/23	758,000	777,180
		3,988,589
Home Builders 0.1%
MDC Holdings, Inc. 5.50%, due 1/15/24 (e)	708,000	727,470

Insurance 0.0% ‡
Brown & Brown, Inc. 4.50%, due 3/15/29	574,000	580,131

Iron & Steel 0.2%
Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	719,000	745,799
Steel Dynamics, Inc. 5.50%, due 10/1/24	1,156,000	1,193,570
		1,939,369
Lodging 0.2%
MGM Resorts International
6.625%, due 12/15/21	507,000	541,856
6.75%, due 10/1/20	1,246,000	1,305,185
7.75%, due 3/15/22	182,000	200,655
		2,047,696
Media 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, due 7/23/25	819,000	864,190
5.05%, due 3/30/29	4,155,000	4,378,111
Comcast Corp.
3.15%, due 3/1/26	584,000	581,042
4.15%, due 10/15/28	660,000	694,675
4.25%, due 10/15/30	749,000	795,724
4.60%, due 10/15/38	609,000	651,920
4.95%, due 10/15/58	627,000	691,580
CSC Holdings LLC 6.50%, due 2/1/29 (a)	1,509,000	1,607,085
Fox Corp. 4.03%, due 1/25/24 (a)	429,000	444,738
Viacom, Inc. 5.85%, due 9/1/43	1,163,000	1,264,760
Warner Media LLC 3.60%, due 7/15/25	687,000	685,277
		12,659,102
Metals & Mining 0.1%
Hudbay Minerals, Inc. 7.25%, due 1/15/23 (a)	1,229,000	1,272,015

Mining 0.3%
Freeport-McMoRan, Inc.
3.55%, due 3/1/22	1,225,000	1,211,219
3.875%, due 3/15/23	1,347,000	1,327,617
Teck Resources, Ltd. 8.50%, due 6/1/24 (a)	841,000	901,715
		3,440,551
Oil & Gas 0.2%
Continental Resources, Inc.
4.50%, due 4/15/23	1,219,000	1,261,886
5.00%, due 9/15/22	1,468,000	1,478,462
		2,740,348
Packaging & Containers 0.2%
Ball Corp. 4.375%, due 12/15/20	641,000	651,512
WRKCo, Inc.
3.375%, due 9/15/27	80,000	77,202
4.00%, due 3/15/28	167,000	168,938
4.65%, due 3/15/26	262,000	277,620
4.90%, due 3/15/29	1,089,000	1,178,622
		2,353,894
Pharmaceuticals 0.8%
AbbVie, Inc. 3.75%, due 11/14/23	935,000	959,840
Allergan Finance LLC 3.25%, due 10/1/22	721,000	721,004
Allergan Funding SCS
3.45%, due 3/15/22	1,331,000	1,342,986
3.80%, due 3/15/25	857,000	868,172
Allergan, Inc. 2.80%, due 3/15/23	57,000	55,759
Elanco Animal Health, Inc. (a)
3.912%, due 8/27/21	177,000	179,944
4.272%, due 8/28/23	450,000	463,786
4.90%, due 8/28/28	420,000	445,886
Eli Lilly & Co. 3.375%, due 3/15/29	2,426,000	2,488,745
GlaxoSmithKline Capital PLC 3.375%, due 6/1/29	1,375,000	1,387,832
Teva Pharmaceutical Finance Co. B.V. 3.65%, due 11/10/21	357,000	349,860
		9,263,814
Pipelines 1.0%
Cheniere Energy Partners, L.P. 5.625%, due 10/1/26 (a)	655,000	671,375
Energy Transfer Operating, L.P.
4.25%, due 3/15/23	600,000	615,580
4.95%, due 6/15/28	116,000	121,666
5.50%, due 6/1/27	401,000	434,457
5.875%, due 1/15/24	541,000	590,533
6.00%, due 6/15/48	1,025,000	1,106,544
6.125%, due 12/15/45	307,000	333,868
EnLink Midstream Partners, L.P. 4.15%, due 6/1/25	1,119,000	1,077,037
EQM Midstream Partners, L.P.
4.00%, due 8/1/24	202,000	196,934
5.50%, due 7/15/28	1,197,000	1,209,134
Kinder Morgan Energy Partners, L.P. 5.00%, due 10/1/21	456,000	475,291
Kinder Morgan, Inc.
4.30%, due 3/1/28	280,000	289,239
5.20%, due 3/1/48	178,000	187,016
5.55%, due 6/1/45	268,000	292,289
6.50%, due 9/15/20	59,000	61,963
NGPL PipeCo LLC (a)
4.375%, due 8/15/22	991,000	1,003,387
4.875%, due 8/15/27	296,000	298,960
Nustar Logistics, L.P. 5.625%, due 4/28/27	571,000	570,286
Plains All American Pipeline, L.P. / PAA Finance Corp. 4.65%, due 10/15/25	1,312,000	1,366,884
Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. (a)
4.75%, due 10/1/23	789,000	793,687
5.50%, due 9/15/24	369,000	378,225
		12,074,355
Real Estate 0.1%
Jones Lang LaSalle, Inc. 4.40%, due 11/15/22	903,000	927,086

Real Estate Investment Trusts 0.6%
Alexandria Real Estate Equities, Inc.
2.75%, due 1/15/20	787,000	785,643
4.60%, due 4/1/22	1,183,000	1,237,046
Crown Castle International Corp.
3.20%, due 9/1/24	721,000	715,489
4.30%, due 2/15/29	363,000	374,145
5.20%, due 2/15/49	437,000	459,839
5.25%, due 1/15/23	637,000	683,603
Reckson Operating Partnership, L.P. 7.75%, due 3/15/20	1,335,000	1,391,695
Senior Housing Properties Trust
6.75%, due 4/15/20	75,000	76,307
6.75%, due 12/15/21	287,000	302,471
Ventas Realty, L.P. 3.50%, due 4/15/24	1,150,000	1,163,572
		7,189,810
Retail 0.2%
CVS Health Corp.
4.10%, due 3/25/25	1,369,000	1,405,476
4.30%, due 3/25/28	722,000	731,568
4.75%, due 12/1/22	388,000	408,100
Target Corp. 3.375%, due 4/15/29	325,000	329,032
		2,874,176
Road & Rail 0.2%
Wabtec Corp. (f)
4.40%, due 3/15/24	308,000	313,119
4.95%, due 9/15/28	1,844,000	1,871,397
		2,184,516
Semiconductors 0.1%
Marvell Technology Group, Ltd.
4.20%, due 6/22/23	440,000	448,623
4.875%, due 6/22/28	499,000	515,845
		964,468
Shipbuilding 0.2%
Huntington Ingalls Industries, Inc. 5.00%, due 11/15/25 (a)	1,782,000	1,826,550

Telecommunications 1.1%
AT&T, Inc.
4.35%, due 3/1/29	1,204,000	1,229,971
4.50%, due 3/9/48	792,000	743,127
4.75%, due 5/15/46	818,000	799,338
4.85%, due 3/1/39	733,000	737,463
5.15%, due 11/15/46	684,000	702,012
5.25%, due 3/1/37	296,000	310,124
BellSouth LLC 4.333%, due 4/26/21 (a)	2,327,000	2,329,536
T-Mobile USA, Inc. 6.375%, due 3/1/25	1,472,000	1,532,794
Verizon Communications, Inc.
2.625%, due 8/15/26	1,108,000	1,056,638
3.875%, due 2/8/29	379,000	388,071
4.329%, due 9/21/28	2,326,000	2,459,830
4.522%, due 9/15/48	281,000	288,379
4.862%, due 8/21/46	381,000	405,933
5.012%, due 8/21/54	571,000	610,734
		13,593,950
Total Corporate Bonds (Cost $150,959,146)		154,126,481

Loan Assignments 0.5% (b)
Broadcasting & Entertainment 0.1%
NRG Energy, Inc. 2016 Term Loan B 4.249% (1 Month LIBOR + 1.75%), due 6/30/23	1,135,497	1,121,658

Chemicals 0.0% ‡
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3 4.351% (3 Month LIBOR + 1.75%), due 6/1/24	5,201	5,080

Distribution & Wholesale 0.1%
HD Supply, Inc. Term Loan B5 4.249% (1 Month LIBOR + 1.75%), due 10/17/23	608,940	601,138

Food Services 0.0% ‡
Aramark Services, Inc. 2018 Term Loan B2 4.249% (1 Month LIBOR + 1.75%), due 3/28/24	519,523	514,977

Retail 0.1%
KFC Holding Co. 2018 Term Loan B 4.232% (1 Month LIBOR + 1.75%), due 4/3/25	1,665,938	1,651,015

Utilities 0.2%
TEX Operations Co. LLC Exit Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 8/4/23	1,977,472	1,952,753

Total Loan Assignments (Cost $5,928,383)		5,846,621

Mortgage-Backed Securities 2.0%
Agency (Collateralized Mortgage Obligations) 0.4%
Fannie Mae (Collateralized Mortgage Obligations) Series 2018-27, Class EA 3.00%, due 5/25/48	1,281,865	1,274,639
Government National Mortgage Association (b)
REMIC, Series 2019-20, Class FE 2.898% (1 Month LIBOR + 0.40%), due 2/20/49	1,152,763	1,150,392
REMIC, Series 2019-18, Class QF 2.938% (1 Month LIBOR + 0.45%), due 2/20/49	948,511	948,964
REMIC, Series 2019-18, Class FQ 2.959% (1 Month LIBOR + 0.45%), due 2/20/49	1,056,852	1,056,312
REMIC, Series 2019-20, Class JF 2.988% (1 Month LIBOR + 0.5%), due 2/20/49	474,989	474,557
Series 2018-139, Class FA 2.834% (1 Month LIBOR + 0.35%), due 10/20/48	300,121	298,445
		5,203,309
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.6%
Banc of America Merrill Lynch Large Loan, Inc. Series 2018-DSNY, Class A 3.334% (1 Month LIBOR + 0.85%), due 9/15/34 (a)(b)	1,040,000	1,034,781
Barclays Commercial Mortgage Securities LLC (a)
Series 2018-TALL, Class A 3.206% (1 Month LIBOR + 0.722%), due 3/15/37 (b)	1,976,000	1,957,433
Series 2015-SRCH, Class A2 4.197%, due 8/10/35	875,000	933,863
BX Commercial Mortgage Trust Series 2018-IND, Class A 3.234% (1 Month LIBOR + 0.75%), due 11/15/35 (a)(b)	1,398,384	1,394,881
BXP Trust Series 2017-GM, Class A 3.379%, due 6/13/39 (a)	396,000	402,183
CSMLT TRUST Series 2015-2, Class A6 3.50%, due 8/25/45 (a)(g)	455,000	456,171
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class AJ 5.876%, due 5/15/46 (g)	71,203	71,624
Wells Fargo Mortgage Backed Securities Trust Series 2018-1, Class A17 3.50%, due 7/25/47 (a)(c)	209,170	206,286
		6,457,222
Whole Loan (Collateralized Mortgage Obligations) 1.0%
Angel Oak Mortgage Trust Series 2018-2, Class A1 3.674%, due 7/27/48 (a)(c)	235,518	236,427
Arroyo Mortgage Trust Series 2018-1, Class A1 3.763%, due 4/25/48 (a)(c)	383,828	387,935
Federal National Mortgage Association Series 2014-C03, Class 1M2 5.489% (1 Month LIBOR + 3.00%), due 7/25/24 (b)	1,174,035	1,246,349
JP Morgan Mortgage Trust Series 2018-8, Class A13 4.00%, due 1/25/49 (a)(c)	268,639	268,649
Mello Warehouse Securitization Trust Series 2018-W1, Class A 3.339% (1 Month LIBOR + 0.85%), due 11/25/51 (a)(b)(h)	1,968,000	1,967,827
New Residential Mortgage Loan Trust Series 2018-2A, Class A1 4.50%, due 2/25/58 (a)(c)	433,648	446,122
Sequoia Mortgage Trust (a)(c)
Series 2018-CH2, Class A12 4.00%, due 6/25/48	952,080	964,101
Series 2018-CH3, Class A11 4.00%, due 8/25/48	447,401	453,091
Series 2018-7, Class A4 4.00%, due 9/25/48	345,583	351,368
Series 2018-7, Class A19 4.00%, due 9/25/48	267,708	269,068
Series 2019-1, Class A4 4.00%, due 2/25/49	199,794	202,295
Station Place Securitization Trust (a)(b)(h)
Series 2017-LD1, Class A 3.289% (1 Month LIBOR + 0.80%), due 11/25/50	1,362,000	1,357,668
Series 2018-7, Class A 3.331% (1 Month LIBOR + 0.85%), due 9/24/19 (i)	1,851,000	1,851,000
Series 2017-LD1, Class B 3.489% (1 Month LIBOR + 1.00%), due 11/25/50	270,000	269,232
Wells Fargo Mortgage Backed Securities Trust Series 2019-1, Class A3 4.00%, due 11/25/48 (a)(c)	453,310	459,578
Winwater Mortgage Loan Trust Series 2015-5, Class A5 3.50%, due 8/20/45 (a)(c)	1,413,520	1,412,767
		12,143,477
Total Mortgage-Backed Securities (Cost $23,777,362)		23,804,008

U.S. Government & Federal Agencies 22.9%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 4.3%
3.00%, due 1/1/45	371,958	371,644
3.00%, due 10/1/46	1,389,466	1,385,065
3.00%, due 12/1/46	2,369,114	2,361,608
3.00%, due 8/1/47	6,898,025	6,878,313
3.50%, due 2/1/43	385,164	392,366
3.50%, due 2/1/44	456,922	465,445
3.50%, due 12/1/44	988,240	1,009,725
3.50%, due 7/1/46	1,519,239	1,552,697
3.50%, due 10/1/46	2,044,491	2,083,626
3.50%, due 2/1/47	1,283,492	1,308,059
3.50%, due 9/1/47	2,023,310	2,056,418
3.50%, due 11/1/47	682,485	695,449
3.50%, due 12/1/47	2,703,354	2,763,464
3.50%, due 2/1/48	1,052,056	1,071,555
3.50%, due 3/1/48	1,682,466	1,717,942
3.50%, due 4/1/48	110,883	113,054
3.50%, due 8/1/48	1,205,825	1,229,431
3.50%, due 11/1/48	1,559,574	1,590,078
4.00%, due 5/1/46	259,830	269,663
4.00%, due 3/1/47	84,694	88,005
4.00%, due 3/1/48	361,184	374,833
4.00%, due 4/1/48	654,200	677,858
4.00%, due 5/1/48	1,574,626	1,625,040
4.00%, due 6/1/48	418,251	431,599
4.00%, due 8/1/48	9,854,352	10,193,412
4.00%, due 1/1/49	375,229	392,585
4.50%, due 5/1/38	959,948	1,009,393
4.50%, due 7/1/38	703,708	740,199
4.50%, due 9/1/38	466,725	490,944
4.50%, due 11/1/38	421,852	442,706
4.50%, due 3/1/39	852,055	894,134
4.50%, due 5/1/44	1,003,907	1,060,282
4.50%, due 3/1/48	905,536	948,933
4.50%, due 8/1/48	418,991	439,006
4.50%, due 9/1/48	1,639,135	1,717,414
4.50%, due 12/1/48	544,613	575,911
5.00%, due 9/1/48	106,956	113,301
6.00%, due 4/1/40	801,419	906,732
		52,437,889
Federal National Mortgage Association (Mortgage Pass-Through Securities) 4.9%
3.00%, due 2/1/43	35,029	35,053
3.00%, due 5/1/43	127,650	127,735
3.00%, due 10/1/45	83,973	83,658
3.00%, due 1/1/46	6,816	6,797
3.00%, due 3/1/46	355,764	354,679
3.00%, due 11/1/46	330,930	330,086
3.00%, due 2/1/47	275,667	275,906
3.00%, due 3/1/47	1,026,210	1,023,453
3.00%, due 2/1/57	1,160,521	1,146,562
3.50%, due 10/1/42	430,152	439,024
3.50%, due 12/1/42	999,987	1,019,091
3.50%, due 2/1/43	1,444,501	1,472,057
3.50%, due 4/1/43	1,054,775	1,074,926
3.50%, due 11/1/43	499,110	508,671
3.50%, due 4/1/44	624,561	639,294
3.50%, due 2/1/45	1,392,187	1,418,820
3.50%, due 12/1/45	317,607	325,103
3.50%, due 5/1/46	199,311	202,974
3.50%, due 7/1/46	1,003,828	1,025,149
3.50%, due 8/1/46	3,913,119	3,985,025
3.50%, due 12/1/46	98,976	100,795
3.50%, due 8/1/47	680,598	692,949
3.50%, due 12/1/47	1,028,986	1,048,357
3.50%, due 1/1/48	950,263	968,368
3.50%, due 3/1/48	296,540	302,615
3.50%, due 4/1/48	1,481,558	1,509,950
3.50%, due 11/1/48	1,189,337	1,218,823
3.50%, due 1/1/49	265,854	271,014
3.50%, due 8/1/56	1,881,279	1,903,349
3.50%, due 2/1/57	2,057,415	2,081,568
4.00%, due 10/1/46	34,244	35,387
4.00%, due 5/1/47	235,130	243,005
4.00%, due 6/1/47	265,202	274,037
4.00%, due 7/1/47	272,978	282,120
4.00%, due 8/1/47	1,664,219	1,724,225
4.00%, due 9/1/47	1,243,775	1,302,649
4.00%, due 10/1/47	912,879	943,459
4.00%, due 11/1/47	1,382,866	1,431,213
4.00%, due 12/1/47	727,494	751,489
4.00%, due 1/1/48	5,766,797	5,971,249
4.00%, due 3/1/48	684,397	710,698
4.00%, due 4/1/48	289,645	302,718
4.00%, due 5/1/48	1,449,303	1,495,867
4.00%, due 6/1/48	579,632	597,664
4.00%, due 10/1/48	72,927	75,724
4.00%, due 1/1/49	3,899,064	4,014,688
4.00%, due 2/1/49	710,202	731,045
4.50%, due 11/1/38	639,794	671,908
4.50%, due 11/1/42	140,251	148,906
4.50%, due 10/1/44	379,496	403,991
4.50%, due 3/1/45	616,833	656,634
4.50%, due 6/1/45	323,255	339,879
4.50%, due 2/1/46	809,763	855,662
4.50%, due 5/1/47	591,478	626,654
4.50%, due 6/1/47	471,702	498,032
4.50%, due 7/1/47	847,054	893,653
4.50%, due 8/1/47	432,380	456,166
4.50%, due 9/1/47	1,215,510	1,282,381
4.50%, due 10/1/47	86,718	91,489
4.50%, due 11/1/47	284,728	300,392
4.50%, due 3/1/48	1,002,821	1,054,579
4.50%, due 4/1/48	354,623	375,568
4.50%, due 5/1/48	532,957	562,862
4.50%, due 6/1/48	276,368	291,013
4.50%, due 8/1/48	574,147	600,534
4.50%, due 2/1/49	1,445,271	1,509,404
5.00%, due 7/1/44	558,118	603,766
6.00%, due 2/1/37	43,859	49,552
		58,752,113
Government National Mortgage Association (Mortgage Pass-Through Securities) 1.2%
4.00%, due 1/15/45	1,210,902	1,259,206
4.00%, due 7/15/47	1,273,384	1,321,636
4.00%, due 8/15/47	266,088	276,150
4.00%, due 8/20/47	219,039	227,699
4.00%, due 11/15/47	282,611	293,623
4.00%, due 12/15/47	368,182	382,525
4.50%, due 10/20/41	444,728	463,331
4.50%, due 8/15/46	1,244,605	1,312,656
4.50%, due 5/20/48	995,340	1,049,888
4.50%, due 12/20/48	801,609	836,205
5.00%, due 12/20/48	6,200,050	6,503,433
		13,926,352
United States Treasury Bonds 2.5%
2.25%, due 8/15/46	3,093,000	2,758,086
2.75%, due 11/15/47	10,374,000	10,224,469
3.00%, due 2/15/48	7,036,000	7,279,786
3.00%, due 2/15/49	4,315,000	4,470,745
3.125%, due 5/15/48	3,086,500	3,272,775
3.375%, due 11/15/48	1,720,000	1,914,239
		29,920,100
United States Treasury Notes 10.0%
2.25%, due 3/31/21	12,468,000	12,462,156
2.25%, due 11/15/27	1,425,000	1,409,859
2.375%, due 2/29/24	828,000	833,401
2.50%, due 12/31/20	1,530,000	1,534,602
2.50%, due 2/28/21	910,000	913,519
2.50%, due 1/15/22	253,000	254,710
2.50%, due 1/31/24	8,296,000	8,392,570
2.625%, due 12/31/23	8,070,000	8,207,127
2.625%, due 2/15/29	6,434,600	6,552,735
2.75%, due 5/31/23	1,878,000	1,915,927
2.75%, due 2/15/28	750,000	771,387
2.875%, due 10/15/21	6,319,000	6,414,772
2.875%, due 9/30/23	12,403,000	12,736,331
2.875%, due 10/31/23	19,941,000	20,486,262
2.875%, due 11/30/23	2,312,000	2,377,206
2.875%, due 11/30/25	9,000	9,308
2.875%, due 8/15/28	13,112,000	13,623,163
3.125%, due 11/15/28	21,326,000	22,621,388
		121,516,423
Total U.S. Government & Federal Agencies (Cost $271,469,165)		276,552,877
Total Long-Term Bonds (Cost $476,635,243)		484,781,381

	Shares
Common Stocks 59.1%
Aerospace & Defense 3.6%
Boeing Co.	70,959	27,065,182
General Dynamics Corp.	95,121	16,102,083
		43,167,265
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	58,726	6,562,043

Airlines 0.5%
Delta Air Lines, Inc.	107,808	5,568,283

Automobiles 0.8%
General Motors Co.	269,553	10,000,416

Banks 2.4%
Bank of America Corp.	293,378	8,094,299
U.S. Bancorp	426,923	20,573,419
		28,667,718
Biotechnology 0.7%
AbbVie, Inc.	109,326	8,810,582

Capital Markets 2.9%
Blackstone Group L.P.	203,019	7,099,575
CME Group, Inc.	59,547	9,800,245
Morgan Stanley	182,725	7,710,995
TD Ameritrade Holding Corp.	207,797	10,387,772
		34,998,587
Chemicals 1.3%
LyondellBasell Industries N.V., Class A	181,312	15,244,713

Consumer Finance 1.5%
American Express Co.	63,103	6,897,158
Synchrony Financial	339,148	10,818,821
		17,715,979
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	188,132	6,227,169

Entertainment 0.7%
Walt Disney Co.	78,478	8,713,412

Equity Real Estate Investment Trusts 1.2%
Crown Castle International Corp.	54,958	7,034,624
MGM Growth Properties LLC, Class A	108,461	3,497,867
OUTFRONT Media, Inc.	147,851	3,459,714
		13,992,205
Food & Staples Retailing 3.3%
Costco Wholesale Corp.	87,516	21,191,124
Kroger Co.	265,663	6,535,310
Sysco Corp.	181,132	12,092,372
		39,818,806
Food Products 0.5%
Hershey Co.	56,863	6,529,578

Health Care Equipment & Supplies 1.0%
Abbott Laboratories	24,294	1,942,062
Medtronic PLC	107,201	9,763,867
		11,705,929
Health Care Providers & Services 1.2%
UnitedHealth Group, Inc.	56,885	14,065,385

Hotels, Restaurants & Leisure 3.0%
Hilton Worldwide Holdings, Inc.	85,964	7,144,468
McDonald's Corp.	118,960	22,590,504
Norwegian Cruise Line Holdings, Ltd. (j)	71,992	3,956,681
Six Flags Entertainment Corp.	65,829	3,248,661
		36,940,314
Household Products 0.4%
Clorox Co.	28,230	4,529,786

Industrial Conglomerates 0.5%
Honeywell International, Inc.	40,142	6,379,367

Insurance 0.6%
Progressive Corp.	101,740	7,334,437

Interactive Media & Services 2.3%
Alphabet, Inc., Class C (j)	23,963	28,116,028

Internet & Direct Marketing Retail 0.7%
Amazon.com, Inc. (j)	5,057	9,005,253

IT Services 4.0%
Accenture PLC, Class A	88,194	15,523,908
Mastercard, Inc.	137,617	32,401,923
		47,925,831
Leisure Products 0.4%
Hasbro, Inc.	62,802	5,339,426

Machinery 1.3%
Deere & Co.	43,533	6,958,315
Parker-Hannifin Corp.	21,953	3,767,574
Stanley Black & Decker, Inc.	36,009	4,903,345
		15,629,234
Media 1.4%
Comcast Corp., Class A	422,582	16,894,828

Oil, Gas & Consumable Fuels 1.3%
Anadarko Petroleum Corp.	152,443	6,933,108
Suncor Energy, Inc.	282,460	9,157,366
		16,090,474
Personal Products 0.7%
Estee Lauder Cos., Inc., Class A	49,708	8,229,159

Pharmaceuticals 3.7%
Allergan PLC	45,762	6,700,015
Bristol-Myers Squibb Co.	81,768	3,901,151
Eli Lilly & Co.	116,704	15,143,511
Merck & Co., Inc.	233,120	19,388,590
		45,133,267
Real Estate Management & Development 0.5%
CBRE Group, Inc., Class A (j)	115,179	5,695,602

Road & Rail 1.5%
CSX Corp.	235,801	17,642,631

Semiconductors & Semiconductor Equipment 3.0%
Intel Corp.	299,737	16,095,877
Lam Research Corp.	48,304	8,646,899
NVIDIA Corp.	13,029	2,339,487
Texas Instruments, Inc.	85,848	9,105,898
		36,188,161
Software 5.1%
Adobe, Inc. (j)	60,239	16,053,091
Microsoft Corp.	357,572	42,172,042
salesforce.com, Inc. (j)	24,471	3,875,472
		62,100,605
Specialty Retail 1.6%
Home Depot, Inc.	100,541	19,292,812

Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc.	115,762	21,988,992

Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc., Class B	130,627	11,000,100

Tobacco 1.8%
Altria Group, Inc.	385,212	22,122,725

Total Common Stocks (Cost $535,732,973)		715,367,102

Short-Term Investment 1.3%
Affiliated Investment Company 1.3%
MainStay U.S. Government Liquidity Fund, 2.29% (k)	15,262,838	15,262,838

Total Short-Term Investment (Cost $15,262,838)		15,262,838

Investment of Cash Collateral For Securities Loaned 0.0%‡
Unaffiliated Investment Company 0.0%‡
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (k)	15,900	15,900
Total Investment of Cash Collateral For Securities Loaned (Cost $15,900)		15,900
Total Investments (Cost $1,027,646,954)	100.5%	1,215,427,221
Other Assets, Less Liabilities	(0.5)	(5,495,081)
Net Assets	100.0%	$1,209,932,140

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2019.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2019.
(e)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $15,582 and the Portfolio received cash collateral with a value of $15,900.
(f)	Step coupon - Rate shown was the rate in effect as of March 31, 2019.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2019.
(h)	Illiquid security - As of March 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $5,445,727, which represented 0.5% of the Portfolio's net assets.
(i)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, the total market value of fair valued security was $1,851,000, which represented 0.2% of the Portfolio's net assets.
(j)	Non-income producing security.
(k)	Current yield as of March 31, 2019.

The following abbreviations are used in the preceding pages:

LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$24,451,394	$—	$24,451,394
Corporate Bonds	—	154,126,481	—	154,126,481
Loan Assignments	—	5,846,621	—	5,846,621
Mortgage-Backed Securities	—	23,804,008	—	23,804,008
U.S. Government & Federal Agencies	—	276,552,877	—	276,552,877
Total Long-Term Bonds	—	484,781,381	—	484,781,381
Common Stocks	715,367,102	—	—	715,367,102
Short-Term Investment
Affiliated Investment Company	15,262,838	—	—	15,262,838
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	15,900	—	—	15,900
Total Investments in Securities	$730,645,840	$484,781,381	$—	$1,215,427,221

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Large Cap Growth Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 99.8% †
Aerospace & Defense 2.3%
Northrop Grumman Corp.	51,400	$13,857,439
Raytheon Co.	62,600	11,398,208
		25,255,647
Automobiles 1.6%
Ferrari N.V.	132,200	17,688,360

Biotechnology 1.1%
Exact Sciences Corp. (a)	136,300	11,806,306

Capital Markets 3.0%
Intercontinental Exchange, Inc.	154,900	11,794,086
Moody's Corp.	109,990	19,918,089
		31,712,175

Chemicals 2.4%
Linde PLC	88,600	15,587,398
Sherwin-Williams Co.	23,520	10,130,299
		25,717,697
Entertainment 3.3%
Electronic Arts, Inc. (a)	128,850	13,095,026
Netflix, Inc. (a)	62,650	22,338,484
		35,433,510
Equity Real Estate Investment Trusts 1.0%
American Tower Corp.	53,700	10,582,122
Health Care Equipment & Supplies 7.2%
Abbott Laboratories	182,500	14,589,050
Align Technology, Inc. (a)	48,250	13,718,922
Becton Dickinson & Co.	48,850	12,199,311
Intuitive Surgical, Inc. (a)	28,680	16,364,234
Stryker Corp.	103,750	20,492,700
		77,364,217

Health Care Providers & Services 3.5%
UnitedHealth Group, Inc.	150,410	37,190,377

Health Care Technology 1.2%
Veeva Systems, Inc., Class A (a)	97,950	12,425,937

Industrial Conglomerates 1.2%
Honeywell International, Inc.	79,590	12,648,443

Interactive Media & Services 9.3%
Alphabet, Inc. (a)
Class A	27,665	32,558,662
Class C	28,089	32,957,105
Facebook, Inc., Class A (a)	203,150	33,863,073
		99,378,840
Internet & Direct Marketing Retail 10.7%
Alibaba Group Holding, Ltd., Sponsored ADR (a)	130,900	23,882,705
Amazon.com, Inc. (a)	38,810	69,110,908
Expedia Group, Inc.	90,270	10,742,130
MercadoLibre, Inc. (a)	21,510	10,921,272
		114,657,015
IT Services 16.6%
Automatic Data Processing, Inc.	108,800	17,379,712
Fiserv, Inc. (a)	152,400	13,453,872
GoDaddy, Inc., Class A (a)	226,300	17,015,497
Mastercard, Inc., Class A	140,350	33,045,408
Pagseguro Digital, Ltd., Class A (a)(b)	465,200	13,886,220
PayPal Holdings, Inc. (a)	288,750	29,983,800
Visa, Inc., Class A	339,150	52,971,838
		177,736,347
Life Sciences Tools & Services 4.5%
Agilent Technologies, Inc.	162,900	13,093,902
Illumina, Inc. (a)	53,870	16,736,870
Thermo Fisher Scientific, Inc.	69,100	18,914,052
		48,744,824
Machinery 1.0%
Fortive Corp.	128,400	10,771,476

Pharmaceuticals 4.5%
AstraZeneca PLC, Sponsored ADR	372,300	15,052,089
Eli Lilly & Co.	100,200	13,001,952
Zoetis, Inc.	200,450	20,179,301
		48,233,342
Professional Services 1.2%
CoStar Group, Inc. (a)	26,855	12,525,709

Road & Rail 1.7%
Lyft, Inc., Class A (a)	25,600	2,004,224
Union Pacific Corp.	98,750	16,511,000
		18,515,224
Semiconductors & Semiconductor Equipment 1.3%
Xilinx, Inc.	110,850	14,054,672

Software 16.0%
Adobe, Inc. (a)	106,950	28,501,105
Intuit, Inc.	94,600	24,729,386
Microsoft Corp.	646,900	76,295,386
salesforce.com, Inc. (a)	223,050	35,324,428
Workday, Inc., Class A (a)	37,550	7,241,518
		172,091,823
Specialty Retail 2.5%
Lowe's Cos., Inc.	250,100	27,378,447
Textiles, Apparel & Luxury Goods 2.7%
NIKE, Inc., Class B	339,550	28,593,506

Total Common Stocks (Cost $791,617,985)		1,070,506,016

Short-Term Investment 1.0%
Affiliated Investment Company 1.0%
MainStay U.S. Government Liquidity Fund, 2.29% (c)	10,401,188	10,401,188
Total Short-Term Investment (Cost $10,401,188)		10,401,188

Investment of Cash Collateral For Securities Loaned 0.9%
Unaffiliated Investment Company 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (c)	9,905,988	9,905,988
Total Investment of Cash Collateral For Securities Loaned (Cost $9,905,988)		9,905,988
Total Investments (Cost $811,925,161)	101.7%	1,090,813,192
Other Assets, Less Liabilities	(1.7)	(17,744,372)
Net Assets	100.0%	$1,073,068,820

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $13,803,758; the total market value of collateral held by the Portfolio was $14,471,810. The market value of the collateral held includes non-cash collateral in the form of U.S. Treasury securities with a value of $4,565,822.
(c)	Current yield as of March 31, 2019.

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$1,070,506,016	$—	$—	$1,070,506,016
Short-Term Investment Affiliated Investment Company	10,401,188	—	—	10,401,188
Investment of Cash Collateral For Securities Loaned Unaffiliated Investment Company	9,905,988	—	—	9,905,988
Total Investments in Securities	$1,090,813,192	$—	$—	$1,090,813,192

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Growth Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 98.7% †
Aerospace & Defense 3.3%
Boeing Co.	30,810	$11,751,550
Huntington Ingalls Industries, Inc.	1,226	254,027
Lockheed Martin Corp.	3,455	1,037,053
Northrop Grumman Corp.	6,267	1,689,583
Raytheon Co.	18,647	3,395,246
Spirit AeroSystems Holdings, Inc., Class A	28,214	2,582,428
TransDigm Group, Inc. (a)	282	128,025
		20,837,912

Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	17,900	2,000,146

Airlines 0.1%
Southwest Airlines Co.	17,133	889,374

Beverages 1.5%
Coca-Cola Co.	92,579	4,338,252
PepsiCo., Inc.	43,549	5,336,930
		9,675,182
Biotechnology 5.9%
AbbVie, Inc.	98,633	7,948,833
Alkermes PLC (a)	72,060	2,629,469
Amgen, Inc.	39,652	7,533,087
Biogen, Inc. (a)	15,506	3,665,308
Celgene Corp. (a)	57,428	5,417,758
Exact Sciences Corp. (a)	9,754	844,891
Gilead Sciences, Inc.	78,165	5,081,507
Incyte Corp. (a)	3,249	279,447
Ionis Pharmaceuticals, Inc. (a)	1,411	114,531
Regeneron Pharmaceuticals, Inc. (a)	8,683	3,565,413
Vertex Pharmaceuticals, Inc. (a)	326	59,968
		37,140,212
Capital Markets 1.8%
Ameriprise Financial, Inc.	3,758	481,400
Charles Schwab Corp.	18,865	806,667
E*TRADE Financial Corp.	1,210	56,180
Evercore, Inc., Class A	25,653	2,334,423
Lazard, Ltd., Class A	62,371	2,254,088
LPL Financial Holdings, Inc.	32,869	2,289,326
Raymond James Financial, Inc.	3,816	306,845
S&P Global, Inc.	1,071	225,499
TD Ameritrade Holding Corp.	48,773	2,438,162
		11,192,590
Chemicals 0.8%
CF Industries Holdings, Inc.	17,681	722,799
Chemours Co.	21,602	802,730
Element Solutions, Inc. (a)	108,852	1,099,405
Linde PLC	2,836	498,938
LyondellBasell Industries N.V., Class A	317	26,653
Mosaic Co.	33,498	914,830
Olin Corp.	387	8,955
Sherwin-Williams Co.	1,726	743,406
Westlake Chemical Corp.	4,982	338,079
		5,155,795
Commercial Services & Supplies 0.9%
ADT, Inc. (b)	56,783	362,843
Clean Harbors, Inc. (a)	15,742	1,126,025
Republic Services, Inc.	23,845	1,916,661
Waste Management, Inc.	20,616	2,142,209
		5,547,738
Communications Equipment 0.7%
Arista Networks, Inc. (a)	2,724	856,589
ARRIS International PLC (a)	24,869	786,109
CommScope Holding Co., Inc. (a)	43,194	938,606
F5 Networks, Inc. (a)	10,663	1,673,344
Ubiquiti Networks, Inc.	2,914	436,255
		4,690,903
Consumer Finance 0.3%
American Express Co.	4,371	477,750
Synchrony Financial	40,341	1,286,878
		1,764,628
Containers & Packaging 0.6%
Ardagh Group S.A.	3,815	49,595
Berry Global Group, Inc. (a)	41,012	2,209,316
Owens-Illinois, Inc.	38,817	736,747
Packaging Corp. of America	1,254	124,622
Silgan Holdings, Inc.	31,487	932,960
		4,053,240
Diversified Consumer Services 0.2%
Frontdoor, Inc. (a)	4,699	161,740
Graham Holdings Co., Class B	547	373,699
H&R Block, Inc.	25,533	611,260
		1,146,699
Diversified Financial Services 0.1%
Berkshire Hathaway, Inc., Class B (a)	2,619	526,131

Electrical Equipment 0.2%
Rockwell Automation, Inc.	7,829	1,373,676

Electronic Equipment, Instruments & Components 0.9%
CDW Corp.	29,524	2,845,228
Zebra Technologies Corp., Class A (a)	12,973	2,718,233
		5,563,461
Energy Equipment & Services 0.1%
RPC, Inc.	40,989	467,685

Entertainment 2.1%
Cinemark Holdings, Inc.	24,215	968,358
Live Nation Entertainment, Inc. (a)	20,612	1,309,686
Netflix, Inc. (a)	19,709	7,027,441
Viacom, Inc., Class B	11,857	332,826
Walt Disney Co.	30,967	3,438,266
		13,076,577
Equity Real Estate Investment Trusts 1.9%
American Tower Corp.	17,224	3,394,162
Brookfield Property REIT, Inc., Class A	19,636	402,342
Colony Capital, Inc.	383,293	2,039,119
Equity LifeStyle Properties, Inc.	7,837	895,769
Lamar Advertising Co., Class A	13,028	1,032,599
Omega Healthcare Investors, Inc.	40,883	1,559,687
Public Storage	10,327	2,249,014
Simon Property Group, Inc.	1,240	225,940
Uniti Group, Inc. (b)	27,586	308,687
		12,107,319
Food & Staples Retailing 0.8%
Costco Wholesale Corp.	17,385	4,209,604
Sprouts Farmers Market, Inc. (a)	53,198	1,145,885
		5,355,489
Food Products 0.4%
Pilgrim's Pride Corp. (a)	8,689	193,678
Post Holdings, Inc. (a)	8,420	921,148
TreeHouse Foods, Inc. (a)	26,390	1,703,474
		2,818,300
Health Care Equipment & Supplies 1.6%
ABIOMED, Inc. (a)	2,012	574,607
Hill-Rom Holdings, Inc.	18,908	2,001,601
Intuitive Surgical, Inc. (a)	5,337	3,045,186
Masimo Corp. (a)	1,021	141,184
Stryker Corp.	15,285	3,019,093
Varian Medical Systems, Inc. (a)	8,553	1,212,131
		9,993,802
Health Care Providers & Services 3.3%
Centene Corp. (a)	14,729	782,110
DaVita, Inc. (a)	749	40,663
Encompass Health Corp.	6,279	366,693
HCA Healthcare, Inc.	24,773	3,229,904
McKesson Corp.	18,148	2,124,405
Premier, Inc., Class A (a)	28,977	999,417
UnitedHealth Group, Inc.	52,916	13,084,010
		20,627,202
Hotels, Restaurants & Leisure 2.5%
Chipotle Mexican Grill, Inc. (a)	1,063	755,060
Darden Restaurants, Inc.	16,466	2,000,125
Domino's Pizza, Inc.	4	1,032
Extended Stay America, Inc.	78,479	1,408,698
Hilton Worldwide Holdings, Inc.	18,765	1,559,559
MGM Resorts International	17,388	446,176
Norwegian Cruise Line Holdings, Ltd. (a)	6,392	351,304
Starbucks Corp.	87,625	6,514,043
Wendy's Co.	19,629	351,163
Yum China Holdings, Inc.	53,271	2,392,401
		15,779,561
Household Durables 0.1%
PulteGroup, Inc.	318	8,891
Toll Brothers, Inc.	23,918	865,832
		874,723
Household Products 0.2%
Kimberly-Clark Corp.	8,516	1,055,132

Independent Power & Renewable Electricity Producers 0.4%
AES Corp.	8,224	148,690
NRG Energy, Inc.	51,095	2,170,516
		2,319,206
Industrial Conglomerates 0.6%
3M Co.	11,888	2,470,089
Honeywell International, Inc.	8,393	1,333,815
		3,803,904
Insurance 1.3%
Alleghany Corp. (a)	1,137	696,299
Aon PLC	7	1,195
AXIS Capital Holdings, Ltd.	39,224	2,148,691
Progressive Corp.	57,705	4,159,953
Travelers Cos., Inc.	6,841	938,311
		7,944,449
Interactive Media & Services 9.5%
Alphabet, Inc. (a)
Class A	15,385	18,106,453
Class C	15,633	18,342,355
Facebook, Inc., Class A (a)	108,665	18,113,369
IAC/InterActiveCorp (a)	13,407	2,816,945
Match Group, Inc. (b)	9,814	555,570
TripAdvisor, Inc. (a)	37,434	1,925,979
Twitter, Inc. (a)	22,518	740,392
		60,601,063
Internet & Direct Marketing Retail 7.1%
Amazon.com, Inc. (a)	19,374	34,500,250
Booking Holdings, Inc. (a)	3,145	5,487,742
eBay, Inc.	58,968	2,190,072
Expedia Group, Inc.	23,044	2,742,236
		44,920,300
IT Services 9.2%
Accenture PLC, Class A	30,645	5,394,133
Akamai Technologies, Inc. (a)	37,450	2,685,539
Automatic Data Processing, Inc.	33,194	5,302,410
Booz Allen Hamilton Holding Corp.	35,735	2,077,633
CoreLogic, Inc. (a)	7,375	274,792
Euronet Worldwide, Inc. (a)	8,139	1,160,540
GoDaddy, Inc., Class A (a)	13,153	988,974
International Business Machines Corp.	35,091	4,951,340
Mastercard, Inc., Class A	43,216	10,175,207
PayPal Holdings, Inc. (a)	62,927	6,534,340
Sabre Corp.	82,014	1,754,279
Square, Inc., Class A (a)	13,848	1,037,492
Total System Services, Inc.	352	33,444
VeriSign, Inc. (a)	5,021	911,613
Visa, Inc., Class A	85,900	13,416,721
Western Union Co.	100,223	1,851,119
		58,549,576
Life Sciences Tools & Services 1.5%
Bruker Corp.	19,503	749,695
Charles River Laboratories International, Inc. (a)	16,787	2,438,312
Illumina, Inc. (a)	7,709	2,395,109
IQVIA Holdings, Inc. (a)	1,567	225,413
Mettler-Toledo International, Inc. (a)	1,291	933,393
PRA Health Sciences, Inc. (a)	22,322	2,461,893
Thermo Fisher Scientific, Inc.	1,755	480,379
		9,684,194
Machinery 1.7%
AGCO Corp.	32,724	2,275,954
Allison Transmission Holdings, Inc.	50,864	2,284,811
Caterpillar, Inc.	17,233	2,334,899
Cummins, Inc.	16,394	2,588,121
Deere & Co.	1,593	254,625
Illinois Tool Works, Inc.	1,114	159,892
Toro Co.	7,983	549,550
WABCO Holdings, Inc. (a)	4,355	574,120
		11,021,972
Media 1.4%
AMC Networks, Inc., Class A (a)	34,314	1,947,662
Cable One, Inc.	1,528	1,499,549
Charter Communications, Inc., Class A (a)	8,514	2,953,592
Omnicom Group, Inc.	36,017	2,628,881
		9,029,684
Metals & Mining 0.2%
Steel Dynamics, Inc.	44,247	1,560,592

Multiline Retail 0.0% ‡
Dollar General Corp.	270	32,211

Oil, Gas & Consumable Fuels 0.0% ‡
Continental Resources, Inc. (a)	6,138	274,798

Paper & Forest Products 0.1%
Domtar Corp.	10,614	526,985

Personal Products 0.2%
Estee Lauder Cos., Inc., Class A	730	120,852
Herbalife Nutrition, Ltd. (a)	26,570	1,407,944
		1,528,796
Pharmaceuticals 0.5%
Eli Lilly & Co.	18,271	2,370,845
Johnson & Johnson	7,001	978,670
Zoetis, Inc.	472	47,516
		3,397,031
Professional Services 0.5%
Robert Half International, Inc.	38,438	2,504,620
Verisk Analytics, Inc.	3,065	407,645
		2,912,265
Road & Rail 0.9%
Genesee & Wyoming, Inc., Class A (a)	9,711	846,216
Landstar System, Inc.	2,966	324,451
Old Dominion Freight Line, Inc.	576	83,169
Schneider National, Inc., Class B	48,376	1,018,315
Union Pacific Corp.	20,707	3,462,210
		5,734,361
Semiconductors & Semiconductor Equipment 4.2%
Applied Materials, Inc.	70,953	2,813,996
Broadcom, Inc.	19,161	5,761,904
Cypress Semiconductor Corp.	10,745	160,315
Intel Corp.	3,149	169,101
KLA-Tencor Corp.	3,729	445,280
Lam Research Corp.	19,450	3,481,745
Micron Technology, Inc. (a)	57,643	2,382,385
MKS Instruments, Inc.	4,139	385,134
NVIDIA Corp.	20,976	3,766,451
NXP Semiconductors N.V.	24,433	2,159,633
ON Semiconductor Corp. (a)	99,921	2,055,375
Skyworks Solutions, Inc.	48	3,959
Texas Instruments, Inc.	28,574	3,030,844
Xilinx, Inc.	1,962	248,762
		26,864,884
Software 13.6%
Adobe, Inc. (a)	26,809	7,144,331
Atlassian Corp. PLC, Class A (a)	6,693	752,226
Cadence Design Systems, Inc. (a)	51,453	3,267,780
CDK Global, Inc.	43,717	2,571,434
Citrix Systems, Inc.	27,379	2,728,591
Fair Isaac Corp. (a)	3,942	1,070,766
Fortinet, Inc. (a)	32,390	2,719,788
Intuit, Inc.	4,601	1,202,747
LogMeIn, Inc.	26,121	2,092,292
Manhattan Associates, Inc. (a)	42,746	2,355,732
Microsoft Corp.	346,920	40,915,745
Nuance Communications, Inc. (a)	97,605	1,652,453
Oracle Corp.	53,013	2,847,328
Palo Alto Networks, Inc. (a)	13,484	3,274,994
salesforce.com, Inc. (a)	34,452	5,456,163
ServiceNow, Inc. (a)	267	65,813
Symantec Corp.	60,130	1,382,389
Teradata Corp. (a)	51,275	2,238,154
VMware, Inc., Class A	15,640	2,823,176
		86,561,902
Specialty Retail 4.7%
Advance Auto Parts, Inc.	13,429	2,290,047
AutoZone, Inc. (a)	2,893	2,962,779
Best Buy Co., Inc.	17,250	1,225,785
Burlington Stores, Inc. (a)	3,903	611,522
Foot Locker, Inc.	36,551	2,214,991
Home Depot, Inc.	42,527	8,160,506
L Brands, Inc.	22,165	611,311
Lowe's Cos., Inc.	34,280	3,752,632
Michaels Cos., Inc. (a)(b)	2,485	28,379
O'Reilly Automotive, Inc. (a)	5,433	2,109,634
TJX Cos., Inc.	20,136	1,071,437
Tractor Supply Co.	18,178	1,777,081
Urban Outfitters, Inc. (a)	19,785	586,427
Williams-Sonoma, Inc. (b)	39,450	2,219,851
		29,622,382
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.	223,551	42,463,513
Dell Technologies, Inc., Class C (a)	33,460	1,963,767
NetApp, Inc.	2,098	145,475
Xerox Corp.	3,577	114,393
		44,687,148
Textiles, Apparel & Luxury Goods 2.3%
Carter's, Inc.	12,444	1,254,231
Hanesbrands, Inc.	40,597	725,874
NIKE, Inc., Class B	80,078	6,743,368
Ralph Lauren Corp.	7,948	1,030,697
Skechers U.S.A., Inc., Class A (a)	69,422	2,333,273
Under Armour, Inc., Class A (a)	108,739	2,298,743
		14,386,186
Tobacco 0.6%
Altria Group, Inc.	60,357	3,466,303

Trading Companies & Distributors 0.3%
United Rentals, Inc. (a)	15,427	1,762,535
W.W. Grainger, Inc.	1,153	346,972
		2,109,507
Wireless Telecommunication Services 0.3%
Sprint Corp. (a)	77,922	440,259
Telephone & Data Systems, Inc.	30,659	942,151
United States Cellular Corp. (a)	6,417	294,605
		1,677,015
Total Common Stocks (Cost $521,755,019)		626,930,191

Exchange-Traded Funds 1.4%
iShares Russell 1000 Growth ETF	57,452	8,695,935

Total Exchange-Traded Funds (Cost $8,453,845)		8,695,935

Short-Term Investment 0.0%‡
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 2.29% (c)	15,326	15,326
Total Short-Term Investment (Cost $15,326)		15,326

Investment of Cash Collateral For Securities Loaned 0.1%
Unaffiliated Investment Company 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (c)	705,051	705,051
Total Investment of Cash Collateral For Securities Loaned (Cost $705,051)		705,051
Total Investments (Cost $530,929,241)	100.2%	636,346,503
Other Assets, Less Liabilities	(0.2)	(1,172,319)
Net Assets	100.0%	$635,174,184

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $2,951,325; the total market value of collateral held by the Portfolio was $3,015,274. The market value of the collateral held includes non-cash collateral in the form of U.S. Treasury securities with a value of $2,310,223.
(c)	Current yield as of March 31, 2019.

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$626,930,191	$—	$—	$626,930,191
Exchange-Traded Funds	8,695,935	—	—	8,695,935
Short-Term Investment
Affiliated Investment Company	15,326	—	—	15,326
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	705,051	—	—	705,051
Total Investments in Securities	$636,346,503	$—	$—	$636,346,503

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Mellon Natural Resources Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 97.7% †
Australia 9.1%
Newcrest Mining, Ltd. (Metals & Mining)	500,961	$9,074,092
Rio Tinto PLC, Sponsored ADR (Metals & Mining) (a)	114,341	6,728,968
Rio Tinto, Ltd. (Metals & Mining)	117,189	8,147,093
		23,950,153
Austria 3.1%
OMV A.G. (Oil, Gas & Consumable Fuels)	151,137	8,200,552

Brazil 2.3%
Petroleo Brasileiro S.A., Sponsored ADR (Oil, Gas & Consumable Fuels)	420,785	6,017,225

Canada 9.7%
Barrick Gold Corp. (Metals & Mining)	649,945	8,910,746
Nutrien, Ltd. (Chemicals)	187,303	9,882,106
Nutrien, Ltd. (Chemicals)	130,092	6,861,140
		25,653,992
China 1.6%
CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	2,325,000	4,353,849

Denmark 2.1%
Vestas Wind Systems A/S (Electrical Equipment)	64,971	5,466,803

France 6.6%
TOTAL S.A. (Oil, Gas & Consumable Fuels)	315,505	17,526,011

Japan 1.2%
Tokai Carbon Co., Ltd. (Chemicals) (a)	248,700	3,101,177

Netherlands 1.5%
Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	81,718	3,910,522

Portugal 2.0%
Galp Energia SGPS S.A. (Oil, Gas & Consumable Fuels)	332,436	5,325,157

Republic of Korea 0.8%
S-Oil Corp. (Oil, Gas & Consumable Fuels)	26,722	2,109,322

Russia 2.2%
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	65,137	5,836,275

South Africa 4.3%
Anglo American PLC (Metals & Mining) (a)	426,013	11,394,060

United Kingdom 6.5%
BP PLC (Oil, Gas & Consumable Fuels)	1,838,477	13,373,415
Cairn Energy PLC (Oil, Gas & Consumable Fuels) (b)	94,946	200,209
Linde PLC (Chemicals) (b)	21,320	3,730,852
		17,304,476
United States 44.7%
Archer-Daniels-Midland Co. (Food Products)	306,895	13,236,381
Ball Corp. (Containers & Packaging)	143,073	8,278,204
Casella Waste Systems, Inc., Class A (Commercial Services & Supplies) (b)	114,795	4,082,110
Compass Minerals International, Inc. (Metals & Mining)	63,792	3,468,371
Covanta Holding Corp. (Commercial Services & Supplies)	230,400	3,988,224
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	40,261	4,087,699
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	78,231	7,446,027
Freeport-McMoRan, Inc. (Metals & Mining)	650,486	8,384,765
Hess Corp. (Oil, Gas & Consumable Fuels)	118,083	7,112,139
Livent Corp. (Chemicals) (b)	177,112	2,174,936
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	99,094	5,930,776
Mosaic Co. (Chemicals)	339,564	9,273,493
Newmont Mining Corp. (Metals & Mining)	263,242	9,416,166
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	146,986	9,730,473
Packaging Corp. of America (Containers & Packaging)	70,071	6,963,656
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	23,633	3,598,833
Steel Dynamics, Inc. (Metals & Mining)	112,354	3,962,726
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	81,499	6,913,560
		118,048,539
Total Common Stocks (Cost $248,657,184)		258,198,113

Short-Term Investment 1.5%
Affiliated Investment Company 1.5%
MainStay U.S. Government Liquidity Fund, 2.29% (c)	3,911,079	3,911,079

Total Short-Term Investment (Cost $3,911,079)		3,911,079

Investment of Cash Collateral For Securities Loaned 1.2%
Unaffiliated Investment Company 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (c)	3,200,408	3,200,408
Total Investment of Cash Collateral For Securities Loaned (Cost $3,200,408)		3,200,408
Total Investments (Cost $255,768,671)	100.4%	265,309,600
Other Assets, Less Liabilities	(0.4)	(1,011,933)
Net Assets	100.0%	$264,297,667

†	Percentages indicated are based on Portfolio net assets.
(a)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $7,646,921; the total market value of collateral held by the Portfolio was $8,091,608. The market value of the collateral held includes non-cash collateral in the form of U.S. Treasury securities with a value of $4,891,200.
(b)	Non-income producing security.
(c)	Current yield as of March 31, 2019.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$258,198,113	$—	$—	$258,198,113
Short-Term Investment
Affiliated Investment Company	3,911,079	—	—	3,911,079
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	3,200,408	—	—	3,200,408
Total Investments in Securities	$265,309,600	$—	$—	$265,309,600

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Mid Cap Core Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 97.9% †
Aerospace & Defense 1.4%
Curtiss-Wright Corp.	7,933	$899,126
Hexcel Corp.	5,385	372,427
Huntington Ingalls Industries, Inc.	11,043	2,288,110
L3 Technologies, Inc.	2,752	567,930
Spirit AeroSystems Holdings, Inc., Class A	45,116	4,129,468
Teledyne Technologies, Inc. (a)	730	173,017
Textron, Inc.	53,649	2,717,858
TransDigm Group, Inc. (a)	2,224	1,009,674
		12,157,610
Air Freight & Logistics 0.1%
C.H. Robinson Worldwide, Inc.	7,197	626,067

Airlines 0.7%
Alaska Air Group, Inc.	27,233	1,528,316
JetBlue Airways Corp. (a)	10,759	176,017
United Continental Holdings, Inc. (a)	54,375	4,338,038
		6,042,371
Auto Components 0.1%
Lear Corp.	3,907	530,219

Banks 2.0%
Bank OZK	111,522	3,231,908
CIT Group, Inc.	72,962	3,499,987
Citizens Financial Group, Inc.	9,283	301,697
Comerica, Inc.	56,125	4,115,085
Fifth Third Bancorp	109,504	2,761,691
First Citizens BancShares, Inc., Class A	292	118,902
First Hawaiian, Inc.	42,351	1,103,244
KeyCorp	6,715	105,761
SunTrust Banks, Inc.	45,637	2,703,992
		17,942,267
Beverages 0.2%
Molson Coors Brewing Co., Class B	24,289	1,448,839

Biotechnology 2.2%
Alkermes PLC (a)	112,110	4,090,894
BioMarin Pharmaceutical, Inc. (a)	27,277	2,423,016
Exact Sciences Corp. (a)	30,949	2,680,802
Exelixis, Inc. (a)	71,271	1,696,250
Incyte Corp. (a)	48,502	4,171,657
Ionis Pharmaceuticals, Inc. (a)	33,765	2,740,705
Neurocrine Biosciences, Inc. (a)	1,256	110,654
Seattle Genetics, Inc. (a)	768	56,248
United Therapeutics Corp. (a)	18,215	2,137,894
		20,108,120
Building Products 0.2%
Armstrong World Industries, Inc.	1,585	125,881
Masco Corp.	52,327	2,056,974
		2,182,855
Capital Markets 2.5%
Ameriprise Financial, Inc.	29,087	3,726,045
Cboe Global Markets, Inc.	3,977	379,565
E*TRADE Financial Corp.	69,215	3,213,652
Evercore, Inc., Class A	37,914	3,450,174
Lazard, Ltd., Class A	82,800	2,992,392
Legg Mason, Inc.	15,094	413,123
LPL Financial Holdings, Inc.	50,316	3,504,509
Moody's Corp.	1,910	345,882
Nasdaq, Inc.	1,312	114,787
Northern Trust Corp.	20,638	1,865,882
Raymond James Financial, Inc.	33,764	2,714,963
		22,720,974
Chemicals 1.7%
Celanese Corp.	10,146	1,000,497
CF Industries Holdings, Inc.	99,205	4,055,500
Chemours Co.	25,874	961,478
Eastman Chemical Co.	1,342	101,831
Element Solutions, Inc. (a)	152,913	1,544,421
Huntsman Corp.	79,620	1,790,654
Mosaic Co.	144,371	3,942,772
Olin Corp.	26,271	607,911
Westlake Chemical Corp.	22,174	1,504,728
		15,509,792
Commercial Services & Supplies 1.3%
ADT, Inc. (b)	446,021	2,850,074
Cintas Corp.	399	80,642
Clean Harbors, Inc. (a)	52,802	3,776,927
KAR Auction Services, Inc.	954	48,950
Republic Services, Inc.	64,427	5,178,642
		11,935,235
Communications Equipment 2.1%
Arista Networks, Inc. (a)	6,931	2,179,522
ARRIS International PLC (a)	115,748	3,658,794
CommScope Holding Co., Inc. (a)	82,626	1,795,463
EchoStar Corp., Class A (a)	56,538	2,060,810
F5 Networks, Inc. (a)	21,667	3,400,202
Juniper Networks, Inc.	136,343	3,608,999
Motorola Solutions, Inc.	573	80,461
Ubiquiti Networks, Inc.	10,977	1,643,367
		18,427,618
Construction & Engineering 0.4%
AECOM (a)	10,898	323,344
Arcosa, Inc.	103,138	3,150,866
		3,474,210
Construction Materials 0.0% ‡
Eagle Materials, Inc.	512	43,162

Consumer Finance 1.4%
Credit Acceptance Corp. (a)	145	65,530
Discover Financial Services	66,707	4,746,870
SLM Corp.	272,595	2,701,416
Synchrony Financial	150,139	4,789,434
		12,303,250
Containers & Packaging 2.2%
Ardagh Group S.A.	6,412	83,356
Ball Corp.	87,626	5,070,041
Berry Global Group, Inc. (a)	66,801	3,598,570
International Paper Co.	65,401	3,026,104
Owens-Illinois, Inc.	175,935	3,339,246
Packaging Corp. of America	22,882	2,274,013
Silgan Holdings, Inc.	78,474	2,325,185
		19,716,515
Distributors 0.1%
Genuine Parts Co.	7,538	844,482

Diversified Consumer Services 1.2%
Frontdoor, Inc. (a)	49,594	1,707,026
Graham Holdings Co., Class B	3,988	2,724,522
H&R Block, Inc.	150,894	3,612,402
Service Corporation International	49,883	2,002,802
ServiceMaster Global Holdings, Inc. (a)	10,265	479,376
		10,526,128
Electric Utilities 1.6%
Avangrid, Inc.	22,743	1,145,110
Edison International	16,978	1,051,278
Entergy Corp.	27,772	2,655,836
Eversource Energy	22,719	1,611,913
FirstEnergy Corp.	14,965	622,694
OGE Energy Corp.	29,393	1,267,426
Pinnacle West Capital Corp.	13,702	1,309,637
PPL Corp.	22,118	702,025
Xcel Energy, Inc.	65,121	3,660,452
		14,026,371
Electrical Equipment 1.6%
Acuity Brands, Inc.	24,424	2,931,124
AMETEK, Inc.	6,449	535,073
GrafTech International, Ltd.	85,056	1,087,866
Hubbell, Inc.	15,178	1,790,700
nVent Electric PLC	8,900	240,122
Regal Beloit Corp.	41,888	3,429,371
Rockwell Automation, Inc.	21,810	3,826,783
Sensata Technologies Holding PLC (a)	12,142	546,633
		14,387,672
Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp., Class A	2,586	244,222
Avnet, Inc.	3,244	140,692
CDW Corp.	50,023	4,820,716
Coherent, Inc. (a)	2,142	303,564
Corning, Inc.	134,011	4,435,764
FLIR Systems, Inc.	3,613	171,907
Jabil, Inc.	119,635	3,181,095
Zebra Technologies Corp., Class A (a)	21,994	4,608,403
		17,906,363
Energy Equipment & Services 0.4%
Helmerich & Payne, Inc.	5,849	324,970
Patterson-UTI Energy, Inc.	82,806	1,160,940
RPC, Inc. (b)	148,988	1,699,953
Transocean, Ltd. (a)	59,280	516,329
		3,702,192
Entertainment 1.4%
Cinemark Holdings, Inc.	92,281	3,690,317
Lions Gate Entertainment Corp., Class A	87,488	1,368,312
Live Nation Entertainment, Inc. (a)	37,895	2,407,848
Viacom, Inc.
Class A	36,178	1,173,976
Class B	149,148	4,186,585
		12,827,038
Equity Real Estate Investment Trusts 8.7%
American Campus Communities, Inc.	26,879	1,278,903
American Homes 4 Rent, Class A	18,902	429,453
Apartment Investment & Management Co., Class A	17,264	868,207
Apple Hospitality REIT, Inc.	25,038	408,119
AvalonBay Communities, Inc.	13,077	2,624,946
Boston Properties, Inc.	124	16,601
Brixmor Property Group, Inc.	16,326	299,909
Brookfield Property REIT, Inc., Class A	86,243	1,767,119
Camden Property Trust	11,188	1,135,582
Colony Capital, Inc.	591,750	3,148,110
CoreSite Realty Corp.	6,121	655,069
Empire State Realty Trust, Inc., Class A	10,898	172,188
EPR Properties	36,579	2,812,925
Equity LifeStyle Properties, Inc.	16,801	1,920,354
Equity Residential	52,531	3,956,635
Essex Property Trust, Inc.	5,533	1,600,365
Extra Space Storage, Inc.	13,670	1,393,110
Gaming and Leisure Properties, Inc.	29,503	1,137,931
HCP, Inc.	85,735	2,683,505
Healthcare Trust of America, Inc., Class A	10,468	299,280
Hospitality Properties Trust	87,188	2,293,916
Host Hotels & Resorts, Inc.	237,580	4,490,262
Iron Mountain, Inc.	2,921	103,579
Kimco Realty Corp.	48,296	893,476
Lamar Advertising Co., Class A	42,562	3,373,464
Life Storage, Inc.	2,289	222,651
Medical Properties Trust, Inc.	145,605	2,695,149
Mid-America Apartment Communities, Inc.	15,022	1,642,355
National Retail Properties, Inc.	12,669	701,736
Omega Healthcare Investors, Inc.	104,033	3,968,859
OUTFRONT Media, Inc.	46,859	1,096,501
Park Hotels & Resorts, Inc.	109,403	3,400,245
Rayonier, Inc.	32,800	1,033,856
Realty Income Corp.	14,601	1,074,050
SBA Communications Corp. (a)	5,233	1,044,821
Senior Housing Properties Trust	104,359	1,229,349
SITE Centers Corp.	245,294	3,340,904
Spirit Realty Capital, Inc.	84,308	3,349,557
Taubman Centers, Inc.	32,942	1,741,973
UDR, Inc.	3,672	166,929
Uniti Group, Inc.	44,479	497,720
Ventas, Inc.	74,465	4,751,612
VEREIT, Inc.	119,142	997,219
Vornado Realty Trust	828	55,840
Welltower, Inc.	65,829	5,108,330
		77,882,664
Food & Staples Retailing 0.5%
Casey's General Stores, Inc.	7,249	933,454
Kroger Co.	97,457	2,397,442
Sprouts Farmers Market, Inc. (a)	21,735	468,172
U.S. Foods Holding Corp. (a)	10,639	371,407
		4,170,475
Food Products 1.1%
Hershey Co.	1,646	189,010
Pilgrim's Pride Corp. (a)	153,578	3,423,254
Post Holdings, Inc. (a)	8,921	975,957
TreeHouse Foods, Inc. (a)	58,236	3,759,134
Tyson Foods, Inc., Class A	20,893	1,450,601
		9,797,956
Gas Utilities 0.3%
Atmos Energy Corp.	536	55,171
UGI Corp.	53,874	2,985,697
		3,040,868
Health Care Equipment & Supplies 2.9%
ABIOMED, Inc. (a)	5,133	1,465,934
Cooper Cos., Inc.	9,357	2,771,263
DENTSPLY SIRONA, Inc.	845	41,904
DexCom, Inc. (a)	2,351	280,004
Edwards Lifesciences Corp. (a)	14,595	2,792,461
Hill-Rom Holdings, Inc.	37,265	3,944,873
Hologic, Inc. (a)	76,220	3,689,048
IDEXX Laboratories, Inc. (a)	375	83,850
Masimo Corp. (a)	4,880	674,806
ResMed, Inc.	7,829	813,981
STERIS PLC	28,010	3,586,120
Varian Medical Systems, Inc. (a)	17,735	2,513,404
Zimmer Biomet Holdings, Inc.	24,748	3,160,320
		25,817,968
Health Care Providers & Services 1.9%
AmerisourceBergen Corp.	25,836	2,054,479
Cardinal Health, Inc.	79,583	3,831,921
Centene Corp. (a)	61,302	3,255,136
DaVita, Inc. (a)	29,927	1,624,737
Encompass Health Corp.	41,193	2,405,671
Premier, Inc., Class A (a)	84,491	2,914,095
Universal Health Services, Inc., Class B	8,605	1,151,091
		17,237,130
Health Care Technology 0.2%
Cerner Corp. (a)	27,434	1,569,499

Hotels, Restaurants & Leisure 3.4%
Aramark	101,289	2,993,090
Chipotle Mexican Grill, Inc. (a)	4,318	3,067,119
Darden Restaurants, Inc.	42,095	5,113,280
Extended Stay America, Inc.	181,624	3,260,151
Hilton Worldwide Holdings, Inc.	14,839	1,233,269
MGM Resorts International	50,169	1,287,336
Norwegian Cruise Line Holdings, Ltd. (a)	75,865	4,169,540
Royal Caribbean Cruises, Ltd.	6,743	772,883
Wendy's Co.	35,964	643,396
Wyndham Destinations, Inc.	60,548	2,451,588
Yum China Holdings, Inc.	117,744	5,287,883
		30,279,535
Household Durables 1.1%
Garmin, Ltd.	20,733	1,790,294
NVR, Inc. (a)	323	893,741
PulteGroup, Inc.	110,171	3,080,381
Toll Brothers, Inc.	56,139	2,032,232
Whirlpool Corp.	17,712	2,353,748
		10,150,396
Household Products 0.5%
Church & Dwight Co., Inc.	37,560	2,675,399
Clorox Co.	12,864	2,064,157
		4,739,556
Independent Power & Renewable Electricity Producers 1.3%
AES Corp.	251,753	4,551,694
NRG Energy, Inc.	106,021	4,503,772
Vistra Energy Corp.	102,007	2,655,242
		11,710,708
Industrial Conglomerates 0.5%
Carlisle Cos., Inc.	20,452	2,507,824
Roper Technologies, Inc.	6,659	2,277,178
		4,785,002
Insurance 4.4%
Alleghany Corp. (a)	2,304	1,410,970
American Financial Group, Inc.	15,622	1,502,993
Arch Capital Group, Ltd. (a)	33,587	1,085,532
Arthur J. Gallagher & Co.	17,788	1,389,243
Assurant, Inc.	9,379	890,161
Assured Guaranty, Ltd.	58,330	2,591,602
Athene Holding, Ltd., Class A (a)	83,849	3,421,039
AXIS Capital Holdings, Ltd.	64,127	3,512,877
Brighthouse Financial, Inc. (a)	47,603	1,727,513
Cincinnati Financial Corp.	16,824	1,445,182
CNA Financial Corp.	45,183	1,958,683
Fidelity National Financial, Inc.	68,853	2,516,577
First American Financial Corp.	72,888	3,753,732
Hartford Financial Services Group, Inc.	17,127	851,554
Lincoln National Corp.	12,784	750,421
Loews Corp.	3,245	155,533
Mercury General Corp.	17,051	853,743
Old Republic International Corp.	82,278	1,721,256
Principal Financial Group, Inc.	9,879	495,827
Reinsurance Group of America, Inc.	28,059	3,983,817
Torchmark Corp.	9,255	758,447
Unum Group	10,268	347,366
W.R. Berkley Corp.	10,816	916,331
Willis Towers Watson PLC	9,605	1,687,118
		39,727,517
Interactive Media & Services 1.6%
IAC/InterActiveCorp (a)	23,176	4,869,509
Match Group, Inc.	26,671	1,509,845
TripAdvisor, Inc. (a)	60,530	3,114,269
Twitter, Inc. (a)	136,348	4,483,122
		13,976,745
Internet & Direct Marketing Retail 0.6%
Expedia Group, Inc.	39,086	4,651,234
Qurate Retail, Inc. (a)	32,570	520,469
		5,171,703
IT Services 5.7%
Akamai Technologies, Inc. (a)	62,032	4,448,315
Alliance Data Systems Corp.	59	10,324
Booz Allen Hamilton Holding Corp.	71,282	4,144,335
Broadridge Financial Solutions, Inc.	10,810	1,120,889
Conduent, Inc. (a)	242,536	3,354,273
CoreLogic, Inc. (a)	84,781	3,158,940
DXC Technology Co.	60,382	3,883,166
Euronet Worldwide, Inc. (a)	11,453	1,633,083
Fidelity National Information Services, Inc.	26,078	2,949,422
First Data Corp., Class A (a)	185,222	4,865,782
Fiserv, Inc. (a)	12,355	1,090,699
FleetCor Technologies, Inc. (a)	2,110	520,305
GoDaddy, Inc., Class A (a)	27,804	2,090,583
Leidos Holdings, Inc.	48,087	3,081,896
Paychex, Inc.	4,191	336,118
Sabre Corp.	164,380	3,516,088
Square, Inc., Class A (a)	35,142	2,632,839
Total System Services, Inc.	12,846	1,220,498
VeriSign, Inc. (a)	15,188	2,757,533
Western Union Co.	221,199	4,085,546
Worldpay, Inc., Class A (a)	3,011	341,749
		51,242,383
Life Sciences Tools & Services 2.5%
Agilent Technologies, Inc.	69,514	5,587,535
Bruker Corp.	27,783	1,067,979
Charles River Laboratories International, Inc. (a)	28,435	4,130,184
IQVIA Holdings, Inc. (a)	38,817	5,583,826
Mettler-Toledo International, Inc. (a)	335	242,205
PerkinElmer, Inc.	714	68,801
PRA Health Sciences, Inc. (a)	35,601	3,926,434
Waters Corp. (a)	6,254	1,574,194
		22,181,158
Machinery 3.1%
AGCO Corp.	54,659	3,801,534
Allison Transmission Holdings, Inc.	78,925	3,545,311
Crane Co.	5,355	453,140
Cummins, Inc.	37,813	5,969,538
Dover Corp.	3,011	282,432
Fortive Corp.	1,323	110,987
Ingersoll-Rand PLC	23,872	2,576,982
Lincoln Electric Holdings, Inc.	78	6,542
Oshkosh Corp.	15,579	1,170,450
PACCAR, Inc.	66,727	4,546,778
Parker-Hannifin Corp.	10,328	1,772,491
Snap-On, Inc.	1,940	303,649
Terex Corp.	50,636	1,626,935
Timken Co.	6,997	305,209
Toro Co.	10,004	688,675
WABCO Holdings, Inc. (a)	5,447	718,078
		27,878,731
Media 2.2%
AMC Networks, Inc., Class A (a)	48,043	2,726,921
Cable One, Inc.	2,841	2,788,101
CBS Corp., Class B	2,335	110,982
Discovery, Inc. (a)
Class A	68,978	1,863,786
Class C	103,220	2,623,852
DISH Network Corp., Class A (a)	301	9,539
Interpublic Group of Cos., Inc.	66,142	1,389,643
Liberty Media Corp-Liberty SiriusXM (a)
Class A	17,302	660,590
Class C	27,889	1,066,475
News Corp.
Class A	84,943	1,056,691
Class B	39,232	490,008
Omnicom Group, Inc.	67,531	4,929,088
		19,715,676
Metals & Mining 0.4%
Newmont Mining Corp.	1,188	42,495
Nucor Corp.	14,132	824,602
Steel Dynamics, Inc.	77,699	2,740,444
		3,607,541
Mortgage Real Estate Investment Trusts 0.2%
Starwood Property Trust, Inc.	64,242	1,435,809

Multi-Utilities 2.6%
Ameren Corp.	45,221	3,326,005
CenterPoint Energy, Inc.	159,580	4,899,106
CMS Energy Corp.	43,125	2,395,162
Consolidated Edison, Inc.	21,355	1,811,118
DTE Energy Co.	31,009	3,868,063
MDU Resources Group, Inc.	4,444	114,788
Public Service Enterprise Group, Inc.	44,500	2,643,745
Sempra Energy	10,917	1,374,014
WEC Energy Group, Inc.	40,867	3,231,762
		23,663,763
Multiline Retail 0.8%
Dollar General Corp.	29,891	3,565,997
Kohl's Corp.	56,664	3,896,783
		7,462,780
Oil, Gas & Consumable Fuels 2.6%
Apache Corp.	12,104	419,525
Continental Resources, Inc. (a)	74,864	3,351,661
Devon Energy Corp.	145,394	4,588,635
Equitrans Midstream Corp.	183,320	3,992,710
HollyFrontier Corp.	73,088	3,601,046
Marathon Oil Corp.	156,143	2,609,149
ONEOK, Inc.	20,545	1,434,863
PBF Energy, Inc., Class A	62,502	1,946,312
Targa Resources Corp.	1,056	43,877
Whiting Petroleum Corp. (a)	6,720	175,661
Williams Cos., Inc.	34,616	994,171
		23,157,610
Paper & Forest Products 0.4%
Domtar Corp.	67,867	3,369,597

Personal Products 0.4%
Herbalife Nutrition, Ltd. (a)	65,685	3,480,648

Pharmaceuticals 0.4%
Jazz Pharmaceuticals PLC (a)	9,042	1,292,554
Mylan N.V. (a)	81,532	2,310,617
		3,603,171
Professional Services 1.1%
IHS Markit, Ltd. (a)	2,105	114,470
ManpowerGroup, Inc.	14,670	1,213,062
Nielsen Holdings PLC	124,793	2,953,850
Robert Half International, Inc.	60,859	3,965,573
Verisk Analytics, Inc.	10,717	1,425,361
		9,672,316
Road & Rail 0.2%
Genesee & Wyoming, Inc., Class A (a)	5,878	512,209
Old Dominion Freight Line, Inc.	97	14,006
Schneider National, Inc., Class B	75,149	1,581,886
		2,108,101
Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc. (a)	23,327	595,305
Analog Devices, Inc.	20,309	2,137,928
Cypress Semiconductor Corp.	191,291	2,854,062
KLA-Tencor Corp.	31,323	3,740,279
Lam Research Corp.	36,222	6,484,100
Microchip Technology, Inc. (b)	119	9,872
MKS Instruments, Inc.	23,508	2,187,419
ON Semiconductor Corp. (a)	181,661	3,736,767
Qorvo, Inc. (a)	60,309	4,325,965
Skyworks Solutions, Inc.	45,403	3,744,840
Teradyne, Inc.	24,256	966,359
Versum Materials, Inc.	3,043	153,093
Xilinx, Inc.	17,944	2,275,120
		33,211,109
Software 7.0%
ANSYS, Inc. (a)	1,420	259,448
Aspen Technology, Inc. (a)	514	53,590
Atlassian Corp. PLC, Class A (a)	39,283	4,415,016
Autodesk, Inc. (a)	6,639	1,034,489
Cadence Design Systems, Inc. (a)	88,320	5,609,203
CDK Global, Inc.	69,368	4,080,226
Citrix Systems, Inc.	45,875	4,571,903
Fair Isaac Corp. (a)	12,226	3,320,948
Fortinet, Inc. (a)	53,702	4,509,357
LogMeIn, Inc.	41,000	3,284,100
Manhattan Associates, Inc. (a)	65,079	3,586,504
Nuance Communications, Inc. (a)	220,010	3,724,769
Palo Alto Networks, Inc. (a)	23,973	5,822,562
Paycom Software, Inc. (a)	2,214	418,734
PTC, Inc. (a)	14,357	1,323,428
ServiceNow, Inc. (a)	18,930	4,666,056
SolarWinds Corp. (a)	47,465	926,517
Splunk, Inc. (a)	582	72,517
Symantec Corp.	210,261	4,833,900
Synopsys, Inc. (a)	3,338	384,371
Teradata Corp. (a)	78,647	3,432,942
Workday, Inc., Class A (a)	14,120	2,723,042
		63,053,622
Specialty Retail 4.3%
Advance Auto Parts, Inc.	27,444	4,680,025
AutoZone, Inc. (a)	6,253	6,403,822
Best Buy Co., Inc.	61,116	4,342,903
Burlington Stores, Inc. (a)	4,023	630,324
Dick's Sporting Goods, Inc.	57,388	2,112,452
Foot Locker, Inc.	65,795	3,987,177
L Brands, Inc.	114,903	3,169,025
O'Reilly Automotive, Inc. (a)	8,959	3,478,780
Penske Automotive Group, Inc.	5,743	256,425
Ross Stores, Inc.	16,012	1,490,717
Tractor Supply Co.	18,244	1,783,533
Ulta Beauty, Inc. (a)	2,894	1,009,225
Urban Outfitters, Inc. (a)	51,820	1,535,945
Williams-Sonoma, Inc.	64,414	3,624,576
		38,504,929
Technology Hardware, Storage & Peripherals 1.0%
Dell Technologies, Inc., Class C (a)	74,751	4,387,136
NCR Corp. (a)	12,851	350,704
NetApp, Inc.	7,010	486,073
Xerox Corp.	122,225	3,908,756
		9,132,669
Textiles, Apparel & Luxury Goods 1.5%
Capri Holdings, Ltd. (a)	55,177	2,524,348
Hanesbrands, Inc.	109,881	1,964,672
Ralph Lauren Corp.	26,182	3,395,282
Skechers U.S.A., Inc., Class A (a)	108,742	3,654,819
Under Armour, Inc., Class A (a)	81,788	1,728,998
VF Corp.	3,290	285,934
		13,554,053
Thrifts & Mortgage Finance 0.2%
New York Community Bancorp, Inc.	179,467	2,076,433

Trading Companies & Distributors 0.7%
HD Supply Holdings, Inc. (a)	32,045	1,389,151
United Rentals, Inc. (a)	17,511	2,000,632
W.W. Grainger, Inc.	7,428	2,235,308
WESCO International, Inc. (a)	12,628	669,410
		6,294,501
Transportation Infrastructure 0.3%
Macquarie Infrastructure Corp.	55,042	2,268,831

Water Utilities 0.1%
American Water Works Co., Inc.	7,369	768,292

Wireless Telecommunication Services 0.7%
Sprint Corp. (a)	165,732	936,386
Telephone & Data Systems, Inc.	102,482	3,149,272
United States Cellular Corp. (a)	50,395	2,313,634
		6,399,292
Total Common Stocks (Cost $776,792,797)		877,290,087

Exchange-Traded Funds 1.9%
SPDR S&P 500 ETF Trust	10,763	3,040,332
SPDR S&P MidCap 400 ETF Trust	41,022	14,168,999
Total Exchange-Traded Funds (Cost $15,511,949)		17,209,331

Short-Term Investment 0.2%
Affiliated Investment Company 0.2%
MainStay U.S. Government Liquidity Fund, 2.29% (c)	1,259,930	1,259,930
Total Short-Term Investment (Cost $1,259,930)		1,259,930

Investment of Cash Collateral For Securities Loaned 0.3%
Unaffiliated Investment Company 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (c)	2,952,587	2,952,587
Total Investment of Cash Collateral For Securities Loaned (Cost $2,952,587)		2,952,587
Total Investments (Cost $796,517,263)	100.3%	898,711,935
Other Assets, Less Liabilities	(0.3)	(2,402,792)
Net Assets	100.0%	$896,309,143

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $2,907,903; the total market value of collateral held by the Portfolio was $2,962,316. The market value of the collateral held includes non-cash collateral in the form of U.S. Treasury securities with a value of $9,729.
(c)	Current yield as of March 31, 2019.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$877,290,087	$—	$—	$877,290,087
Exchange-Traded Funds	17,209,331	—	—	17,209,331
Short-Term Investment
Affiliated Investment Company	1,259,930	—	—	1,259,930
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	2,952,587	—	—	2,952,587
Total Investments in Securities	$898,711,935	$—	$—	$898,711,935

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.9% †
Equity Funds 61.6%
IQ 50 Percent Hedged FTSE International ETF (a)	1,650,106	$33,019,446
IQ 500 International ETF (a)	273,553	7,373,047
IQ Chaikin U.S. Large Cap ETF (a)	1,389,001	32,849,874
IQ Chaikin U.S. Small Cap ETF	587,485	14,581,378
IQ Global Resources ETF (a)	607,226	16,644,065
MainStay Cushing MLP Premier Fund Class I	591,365	6,794,782
MainStay Epoch Capital Growth Fund Class I (a)(b)	946,718	11,502,629
MainStay Epoch International Choice Fund Class I (a)	1,236,105	41,458,978
MainStay Epoch U.S. All Cap Fund Class R6 (a)	1,665,504	44,285,744
MainStay Epoch U.S. Equity Yield Fund Class R6	186,957	3,036,178
MainStay MacKay International Opportunities Fund Class I (a)	3,724,956	28,346,918
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	4,905,381	40,371,289
MainStay MAP Equity Fund Class I (a)	1,172,378	46,625,460
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	2,163,224	19,252,395
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	1,066,824	15,297,990
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	7,930,894	70,233,550
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	2,752,523	42,871,028
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	2,263,701	25,085,147
MainStay VP Large Cap Growth Portfolio Initial Class (a)	1,844,788	46,945,375
MainStay VP MacKay Common Stock Portfolio Initial Class	871,388	24,731,561
MainStay VP MacKay Growth Portfolio Initial Class (a)	1,389,691	44,094,674
MainStay VP MacKay International Equity Portfolio Initial Class	304,655	5,046,335
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	2,780,644	37,997,056
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	70,831	3,871,269
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	1,519,578	16,744,125
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	4,644,388	58,690,760
Total Equity Funds (Cost $725,471,693)		737,751,053
Fixed Income Funds 35.3%
IQ Enhanced Core Bond U.S. ETF (a)	1,804,231	33,973,670
IQ Enhanced Core Plus Bond U.S. ETF	330,254	6,334,272
IQ S&P High Yield Low Volatility Bond ETF (a)	182,498	4,491,276
MainStay MacKay High Yield Municipal Bond Fund Class I	1,515,162	19,197,101
MainStay MacKay Short Duration High Yield Fund Class I	4,146,049	40,755,665
MainStay MacKay Short Term Municipal Fund Class I (a)	1,809,246	17,350,670
MainStay MacKay Total Return Bond Fund Class R6	113,255	1,185,781
MainStay VP Bond Portfolio Initial Class (a)	5,785,595	82,045,312
MainStay VP Floating Rate Portfolio Initial Class (a)	4,268,085	37,882,849
MainStay VP Indexed Bond Portfolio Initial Class (a)	11,655,956	117,619,788
MainStay VP MacKay Convertible Portfolio Initial Class (a)	1,105,856	15,187,719
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	606,527	6,004,805
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class (a)	3,087,987	30,225,793
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,213,857	10,321,372
Total Fixed Income Funds (Cost $420,473,021)		422,576,073
Total Affiliated Investment Companies (Cost $1,145,944,714)		1,160,327,126

Short-Term Investment 3.1%
Affiliated Investment Company 3.1%
MainStay U.S. Government Liquidity Fund, 2.29% (c)	37,740,359	37,740,359
Total Short-Term Investment (Cost $37,740,359)		37,740,359
Total Investments (Cost $1,183,685,073)	100.0%	1,198,067,485
Other Assets, Less Liabilities	(0.0)‡	(168,379)
Net Assets	100.0%	$1,197,899,106

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	As of March 31, 2019, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	Current yield as of March 31, 2019.

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$737,751,053	$—	$—	$737,751,053
Fixed Income Funds	422,576,073	—	—	422,576,073
Short-Term Investment	37,740,359	—	—	37,740,359
Total Investments in Securities	$1,198,067,485	$—	$—	$1,198,067,485

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Shares	Value
Affiliated Investment Companies 97.1% †
Equity Funds 81.6%
IQ 50 Percent Hedged FTSE International ETF (a)	3,082,770	$61,687,769
IQ 500 International ETF (a)	878,632	23,681,680
IQ Chaikin U.S. Large Cap ETF (a)	2,597,521	61,431,372
IQ Chaikin U.S. Small Cap ETF (a)	1,406,714	34,914,641
IQ Global Resources ETF (a)	1,410,679	38,666,711
MainStay Cushing MLP Premier Fund Class I	1,018,765	11,705,613
MainStay Epoch Capital Growth Fund Class I (a)(b)	1,648,515	20,029,461
MainStay Epoch International Choice Fund Class I (a)	2,833,297	95,028,794
MainStay Epoch U.S. All Cap Fund Class R6 (a)	4,379,658	116,455,098
MainStay Epoch U.S. Equity Yield Fund Class R6	295,396	4,797,233
MainStay MacKay International Opportunities Fund Class I (a)	9,309,762	70,847,290
MainStay MacKay U.S. Equity Opportunities Fund Class I (a)	9,849,146	81,058,475
MainStay MAP Equity Fund Class I (a)	2,263,773	90,030,239
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	3,728,181	33,180,288
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	4,232,685	60,695,666
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	16,313,381	144,466,263
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	7,030,576	109,502,440
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	7,394,440	81,941,311
MainStay VP Large Cap Growth Portfolio Initial Class (a)	3,290,354	83,731,529
MainStay VP MacKay Common Stock Portfolio Initial Class (a)	1,719,941	48,815,009
MainStay VP MacKay Growth Portfolio Initial Class (a)	2,497,890	79,257,624
MainStay VP MacKay International Equity Portfolio Initial Class (a)	1,275,124	21,121,265
MainStay VP MacKay Mid Cap Core Portfolio Initial Class (a)	8,076,331	110,361,776
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	88,644	4,844,842
MainStay VP MacKay Small Cap Core Portfolio Initial Class (a)	3,819,751	42,089,585
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	11,504,146	145,376,982
Total Equity Funds (Cost $1,678,010,341)		1,675,718,956
Fixed Income Funds 15.5%
IQ Enhanced Core Plus Bond U.S. ETF (a)	943,196	18,090,499
IQ S&P High Yield Low Volatility Bond ETF	77,834	1,915,495
MainStay MacKay High Yield Municipal Bond Fund Class I	2,503,194	31,715,472
MainStay MacKay Short Duration High Yield Fund Class I (a)	7,101,840	69,811,087
MainStay MacKay Short Term Municipal Fund Class I (a)	3,033,542	29,091,670
MainStay MacKay Total Return Bond Fund Class R6	36,168	378,677
MainStay VP Bond Portfolio Initial Class (a)	1,358,500	19,264,839
MainStay VP Floating Rate Portfolio Initial Class (a)	6,487,732	57,584,092
MainStay VP MacKay Convertible Portfolio Initial Class (a)	1,857,673	25,513,105
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	226,205	2,239,498
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class (a)	4,640,141	45,418,567
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	2,115,294	17,986,262
Total Fixed Income Funds (Cost $317,185,984)		319,009,263
Total Affiliated Investment Companies (Cost $1,995,196,325)		1,994,728,219

Short-Term Investment 2.9%
Affiliated Investment Company 2.9%
MainStay U.S. Government Liquidity Fund, 2.29% (c)	59,163,157	59,163,157
Total Short-Term Investment (Cost $59,163,157)		59,163,157
Total Investments (Cost $2,054,359,482)	100.0%	2,053,891,376
Other Assets, Less Liabilities	0.0 ‡	608,458
Net Assets	100.0%	$2,054,499,834

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	As of March 31, 2019, the Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	Current yield as of March 31, 2019.

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
MLP	—Master limited partnership

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments (a)
Affiliated Investment Companies
Equity Funds	$1,675,718,956	$—	$—	$1,675,718,956
Fixed Income Funds	319,009,263	—	—	319,009,263
Short-Term Investment	59,163,157	—	—	59,163,157
Total Investments in Securities	$2,053,891,376	$—	$—	$2,053,891,376

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP PIMCO Real Return Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Principal Amount		Value
Long-Term Bonds 145.5% †
Asset-Backed Securities 6.4%
Other Asset-Backed Securities 6.4%
Atrium CDO Corp. Series 2012-A, Class AR 3.299% (3 Month LIBOR + 0.83%), due 4/22/27 (a)(b)		$300,000	$298,191
Bayview Opportunity Master Fund Trust Series 2018-RN4, Class A1 3.623%, due 3/28/33 (b)(c)		100,703	100,941
Black Diamond CLO, Ltd. Series 2015-1A, Class A1R 0.65%, due 10/3/29 (a)(b)	EUR	260,000	291,353
Catamaran CLO, Ltd. Series 2013-1A, Class AR 3.359% (3 Month LIBOR + 0.85%), due 1/27/28 (a)(b)		$1,180,000	1,170,697
CIFC Funding, Ltd. Series 2015-2A, Class AR 3.216% (3 Month LIBOR + 0.78%), due 4/15/27 (a)(b)		1,460,000	1,450,897
Colony American Finance Trust Series 2017-1, Class A 2.968%, due 10/15/49 (b)		76,248	75,581
Countrywide Asset-Backed Certificates Series 2007-08, Class 1A1 2.679% (1 Month LIBOR + 0.19%), due 11/25/37 (a)		894,645	848,580
Credit-Based Asset Servicing & Securitization LLC Series 2007-CB6, Class A3 2.709% (1 Month LIBOR + 0.22%), due 7/25/37 (a)(b)		1,251,408	834,992
Halcyon Loan Advisors Funding, Ltd. Series 2015-1A, Class AR 3.389% (3 Month LIBOR + 0.92%), due 4/20/27 (a)(b)		300,000	298,728
Jamestown CLO IV, Ltd. Series 2014-4A, Class A1AR 3.126% (3 Month LIBOR + 0.69%), due 7/15/26 (a)(b)		376,662	375,228
Jamestown CLO VII, Ltd. Series 2015-7A, Class A1R 3.319% (3 Month LIBOR + 0.83%), due 7/25/27 (a)(b)		1,450,000	1,442,749
Jubilee CDO B.V. Series 2015-16A, Class A1R 0.49% (3 Month LIBOR + 0.80%), due 12/15/29 (a)(b)	EUR	1,660,000	1,853,990
KVK CLO, Ltd. Series 2013-1A, Class AR 3.697% (3 Month LIBOR + 0.90%), due 1/14/28 (a)(b)		$1,660,000	1,648,667
Long Beach Mortgage Loan Trust Series 2006-7, Class 2A2 2.609% (1 Month LIBOR + 0.12%), due 8/25/36 (a)		290,691	150,559
Marathon CLO V, Ltd. Series 2013-5A, Class A1R 3.515% (3 Month LIBOR + 0.87%), due 11/21/27 (a)(b)		1,660,000	1,645,067
Navient Student Loan Trust Series 2016-7A, Class A 3.639% (1 Month LIBOR + 1.15%), due 3/25/66 (a)(b)		436,243	440,151
OCP CLO, Ltd. (a)(b)
Series 2015-9A, Class A1R 3.236% (3 Month LIBOR + 0.8%), due 7/15/27		300,000	298,178
Series 2015-10A, Class A1R 3.328% (3 Month LIBOR + 0.82%), due 10/26/27		1,660,000	1,649,451
RASC Trust (a)
Series 2006-KS6, Class A4 2.739% (1 Month LIBOR + 0.25%), due 8/25/36		415,085	413,216
Series 2005-KS8, Class M4 3.374% (1 Month LIBOR + 0.59%), due 8/25/35		600,000	599,407
Residential Asset Securities Corp. Series 2006-EMX4, Class A4 2.949% (1 Month LIBOR + 0.23%), due 6/25/36 (a)		1,000,000	963,026
Saxon Asset Securities Trust Series 2007-03, Class A1 2.799% (1 Month LIBOR + 0.31%), due 9/25/47 (a)		209,255	201,466
Securitized Asset-Backed Receivables LLC Trust Series 2006-HE2, Class A2C 2.639% (1 Month LIBOR + 0.15%), due 7/25/36 (a)		243,791	132,194
SLM Student Loan Trust
Series 2004-2, Class A5 (zero coupon) (3 Month EURIBOR + 0.18%), due 1/25/24 (a)	EUR	192,481	215,141
Series 2003-5, Class A5, Series Reg S (zero coupon) (3 Month EURIBOR + 0.27%), due 6/17/24 (a)		49,548	55,295
Series 2013-B, Class A2A 1.85%, due 6/17/30 (b)		$96,226	95,940
Series 2004-3A, Class A6B 3.039% (3 Month LIBOR + 0.55%), due 10/25/64 (a)(b)		500,000	492,548
Series 2011-B, Class A3 4.738% (1 Month LIBOR + 2.25%), due 6/16/42 (a)(b)		190,000	192,599
SoFi Professional Loan Program LLC Series 2017-F, Class A1FX 2.05%, due 1/25/41 (b)		341,721	339,621
Sound Point CLO VIII, Ltd. Series 2015-1A, Class AR 3.296% (3 Month LIBOR + 0.86%), due 4/15/27 (a)(b)		800,000	799,999
Soundview Home Equity Loan Trust Series 2007-OPT1, Class 1A1 2.689% (1 Month LIBOR + 0.20%), due 6/25/37 (a)		387,697	285,067
Venture CLO, Ltd. Series 2018-35A, Class AS 3.65% (3 Month LIBOR + 1.15%), due 10/22/31 (a)(b)		200,000	201,902
Venture XX CLO, Ltd. Series 2015-20A, Class AR 3.256% (3 Month LIBOR + 0.82%), due 4/15/27 (a)(b)		970,000	965,246
Venture XXI CLO, Ltd. Series 2015-21A, Class AR 3.316% (3 Month LIBOR + 0.88%), due 7/15/27 (a)(b)		400,000	398,372
Voya CLO, Ltd. Series 2014-3A, Class A1R 3.209% (3 Month LIBOR + 0.72%), due 7/25/26 (a)(b)		522,543	520,124
Z Capital Credit Partners CLO, Ltd. Series 2015-1A, Class A1R 3.386% (3 Month LIBOR + 0.95%), due 7/16/27 (a)(b)		570,000	567,092

Total Asset-Backed Securities (Cost $22,465,431)			22,312,255

Corporate Bonds 11.7%
Agriculture 0.2%
BAT Capital Corp. 3.283% (3 Month LIBOR + 0.59%), due 8/14/20 (a)		500,000	498,926

Auto Manufacturers 0.6%
FCE Bank PLC
Series Reg S 0.19% (3 Month EURIBOR + 0.50%), due 8/26/20 (a)	EUR	800,000	883,903
Series Reg S 1.875%, due 6/24/21		900,000	1,018,268
			1,902,171
Banks 3.7%
Banco Bilbao Vizcaya Argentaria S.A. Series Reg S 5.875%, due 9/24/23 (d)(e)		400,000	435,775
Bank of America Corp. 5.875%, due 3/15/28 (d)(e)		$190,000	192,784
Barclays Bank PLC 3.171% (3 Month LIBOR + 0.40%), due 10/25/20 (a)(b)		2,000,000	2,003,337
Cooperatieve Rabobank U.A. (a)(e)
Series Reg S 5.50% (EUR 5 Year Interest Swap Rate + 5.25%), due 6/29/20	EUR	200,000	232,369
Series Reg S 6.625% (EUR 5 Year Interest Swap Rate + 6.697%), due 6/29/21		200,000	244,169
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22		$300,000	305,610
Deutsche Bank A.G. 4.25%, due 10/14/21		1,400,000	1,406,285
Goldman Sachs Group, Inc. 3.811% (3 Month LIBOR + 1.20%), due 9/15/20 (a)		1,300,000	1,313,388
ING Bank N.V. 2.625%, due 12/5/22 (b)		400,000	400,029
Intesa Sanpaolo S.p.A. 6.50%, due 2/24/21 (b)		400,000	418,516
Lloyds Banking Group PLC (a)
3.413% (3 Month LIBOR + 0.8%), due 6/21/21		400,000	400,015
Series Reg S 6.375% (EUR 5 Year Interest Swap Rate + 5.29%), due 6/27/20 (e)	EUR	200,000	230,588
Macquarie Bank, Ltd. 3.144% (3 Month LIBOR + 0.35%), due 4/4/19 (a)(b)		$600,000	600,021
Nykredit Realkredit A/S Series Reg S 2.50%, due 10/1/47	DKK	13,172	2,084
Realkredit Danmark A/S 2.50%, due 7/1/47		75,121	11,778
Royal Bank of Scotland Group PLC
4.152% (3 Month LIBOR + 1.55%), due 6/25/24 (a)		$300,000	296,106
4.519%, due 6/25/24 (d)		200,000	204,516
State Bank of India Series Reg S 3.745% (3 Month LIBOR + 0.95%), due 4/6/20 (a)		700,000	700,485
Toronto-Dominion Bank 2.25%, due 3/15/21 (b)		600,000	595,937
UBS A.G. 3.175% (3 Month LIBOR + 0.58%), due 6/8/20 (a)(b)		800,000	802,880
UniCredit S.p.A. 7.83%, due 12/4/23 (b)		1,900,000	2,108,069
			12,904,741
Beverages 0.8%
Keurig Dr. Pepper, Inc. (b)
3.551%, due 5/25/21		1,000,000	1,010,763
4.057%, due 5/25/23		100,000	102,873
Pernod-Ricard S.A. 5.75%, due 4/7/21 (b)		1,600,000	1,685,215
			2,798,851
Commercial Services 0.1%
ERAC USA Finance LLC 4.50%, due 8/16/21 (b)		400,000	412,216

Computers 0.3%
EMC Corp. 2.65%, due 6/1/20		1,100,000	1,091,698

Diversified Financial Services 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20		100,000	102,350
Ally Financial, Inc. 4.125%, due 3/30/20		400,000	402,636
International Lease Finance Corp. 6.25%, due 5/15/19		100,000	100,365
Jyske Realkredit A/S 2.50%, due 10/1/47	DKK	46,334	7,342
National Rural Utilities Cooperative Finance Corp. 2.967% (3 Month LIBOR + 0.375%), due 6/30/21 (a)		$200,000	200,099
Nordea Kredit Realkreditaktieselskab 2.50%, due 10/1/47	DKK	14,903	2,362
			815,154
Electric 1.0%
Chugoku Electric Power Co., Inc. Series Reg S 2.701%, due 3/16/20		$500,000	496,128
Consolidated Edison Co. of New York, Inc. 3.002% (3 Month LIBOR + 0.4%), due 6/25/21 (a)		100,000	99,849
Duke Energy Corp. 3.193% (3 Month LIBOR + 0.5%), due 5/14/21 (a)(b)(f)		900,000	899,486
IPALCO Enterprises, Inc. 3.45%, due 7/15/20		500,000	500,128
NextEra Energy Capital Holdings, Inc. (a)
2.93% (3 Month LIBOR + 0.315%), due 9/3/19		560,000	560,158
3.029% (3 Month LIBOR + 0.4%), due 8/21/20		600,000	598,857
Southern Power Co. 3.183% (3 Month LIBOR + 0.55%), due 12/20/20 (a)(b)		300,000	298,673
			3,453,279
Gas 0.4%
Sempra Energy 3.061% (3 Month LIBOR + 0.45%), due 3/15/21 (a)		100,000	99,072
Southern Co. Gas Capital Corp. 3.50%, due 9/15/21		1,400,000	1,417,422
			1,516,494
Home Builders 0.3%
D.R. Horton, Inc. 4.00%, due 2/15/20		900,000	907,471

Machinery - Diversified 0.5%
John Deere Capital Corp. 2.897% (3 Month LIBOR + 0.29%), due 6/22/20 (a)		1,100,000	1,101,896
Wabtec Corp. 3.911% (3 Month LIBOR + 1.3%), due 9/15/21 (a)		600,000	599,292
			1,701,188
Media 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.579%, due 7/23/20		800,000	805,816
DISH DBS Corp. 5.125%, due 5/1/20		300,000	301,875
			1,107,691
Miscellaneous - Manufacturing 0.2%
Textron, Inc. 3.247% (3 Month LIBOR + 0.55%), due 11/10/20 (a)		580,000	577,469

Oil & Gas 0.3%
Petrobras Global Finance B.V.
5.999%, due 1/27/28		706,000	714,472
6.125%, due 1/17/22		33,000	34,831
6.625%, due 1/16/34	GBP	100,000	141,234
			890,537
Pharmaceuticals 0.2%
Teva Pharmaceutical Finance Netherlands III B.V. 2.80%, due 7/21/23		$800,000	713,715

Pipelines 0.7%
Enbridge, Inc. (a)
3.183% (3 Month LIBOR + 0.4%), due 1/10/20		600,000	599,725
3.311% (3 Month LIBOR + 0.70%), due 6/15/20		800,000	799,703
Florida Gas Transmission Co LLC 5.45%, due 7/15/20 (b)		700,000	721,717
Spectra Energy Partners, L.P. 3.299% (3 Month LIBOR + 0.70%), due 6/5/20 (a)		100,000	99,884
			2,221,029
Real Estate Investment Trusts 0.5%
American Tower Corp.
3.30%, due 2/15/21		300,000	302,797
5.05%, due 9/1/20		600,000	618,159
Unibail-Rodamco SE Series Reg S 3.549% (3 Month LIBOR + 0.77%), due 4/16/19 (a)		700,000	700,193
			1,621,149
Savings & Loans 0.0% ‡
Nationwide Building Society Series Reg S 6.875% (GBP 5 Year swap rate + 4.88%), due 6/20/19 (a)(e)	GBP	100,000	130,714

Semiconductors 0.4%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.375%, due 1/15/20		$1,500,000	1,491,975

Software 0.1%
Fidelity National Information Services, Inc. 2.25%, due 8/15/21		500,000	491,173

Telecommunications 0.7%
AT&T, Inc.
3.376% (3 Month LIBOR + 0.75%), due 6/1/21 (a)		500,000	502,076
3.737% (3 Month LIBOR + 0.95%), due 7/15/21 (a)		800,000	809,420
5.15%, due 2/15/50		300,000	306,470
5.30%, due 8/15/58		100,000	100,923
Sprint Corp. 7.25%, due 9/15/21		300,000	315,000
Telstra Corp., Ltd. 4.80%, due 10/12/21 (b)		300,000	312,424
			2,346,313
Transportation 0.1%
TTX Co. 2.60%, due 6/15/20 (b)		300,000	299,164

Utilities 0.1%
Dominion Energy Gas Holdings LLC 3.211% (3 Month LIBOR + 0.6%), due 6/15/21 (a)		400,000	399,818

Total Corporate Bonds (Cost $40,024,277)			40,292,936

Foreign Government Bonds 7.7%
Argentina 0.4%
Argentina Bocon 49.153% (BADLARPP Index + 0.00%), due 10/4/22 (g)	ARS	100,000	4,151
Argentina Bonar Bonds 44.503% (BADLARPP Index + 2.00%), due 4/3/22 (a)		2,684,000	66,229
Argentina POM Politica Monetaria 67.778%, due 6/21/20 (g)		16,723,000	437,712
Argentine Republic Government International Bond
5.875%, due 1/11/28		$310,000	237,770
6.875%, due 1/26/27 (h)		760,000	614,840
			1,360,702
Australia 0.7%
Australia Government Bond
Series Reg S 1.25%, due 2/21/22	AUD	980,000	816,933
Series Reg S 3.00%, due 9/20/25		1,450,000	1,485,086
			2,302,019
Canada 0.3%
Canadian Government Real Return Bond 4.25%, due 12/1/26	CAD	912,672	900,782

France 2.8%
France Government Bond OAT Series Reg S 1.85%, due 7/25/27	EUR	2,171,149	3,060,190
French Republic Government Bond OAT
Series Reg S 0.10%, due 3/1/25		1,079,568	1,294,182
Series Reg S 0.25%, due 7/25/24		3,730,396	4,566,842
Series Reg S 2.25%, due 7/25/20		625,845	746,574
			9,667,788
Japan 0.5%
Japanese Government CPI Linked Bond 0.10%, due 3/10/28	JPY	170,953,700	1,608,504

New Zealand 0.7%
New Zealand Government Inflation Linked Bond
Series Reg S 2.00%, due 9/20/25	NZD	1,800,000	1,434,382
Series Reg S 2.50%, due 9/20/35		800,000	698,782
Series Reg S 3.00%, due 9/20/30		500,000	447,815
			2,580,979
Peru 0.3%
Peru Government Bond (b)
5.94%, due 2/12/29	PEN	1,300,000	412,219
Series Reg S 6.15%, due 8/12/32		2,600,000	823,791
			1,236,010
Qatar 0.1%
Qatar Government International Bond (b)
3.875%, due 4/23/23		$300,000	308,541
5.103%, due 4/23/48		200,000	219,000
			527,541
Spain 0.2%
Autonomous Community of Catalonia 4.95%, due 2/11/20	EUR	500,000	579,698

United Kingdom 1.7%
United Kingdom Gilt Inflation Linked
Series Reg S 0.125%, due 3/22/26	GBP	243,356	377,066
Series Reg S 0.125%, due 8/10/28		2,108,683	3,452,512
Series Reg S 0.125%, due 3/22/46		166,914	364,880
Series Reg S 0.125%, due 8/10/48		113,319	258,453
Series Reg S 0.125%, due 11/22/56		60,916	160,425
Series Reg S 0.125%, due 11/22/65		130,437	404,038
Series Reg S 0.75%, due 11/22/47		149,876	384,687
1.875%, due 11/22/22		316,590	484,503
			5,886,564
Total Foreign Government Bonds (Cost $27,476,294)			26,650,587

Mortgage-Backed Securities 4.9%
Agency (Collateralized Mortgage Obligations) 1.6%
Federal Home Loan Mortgage Corporation Remics (Collateralized Mortgage Obligations) Series 4779, Class WF 2.869% (1 Month LIBOR + 0.35%), due 7/15/44 (a)		$471,947	470,289
Federal Home Loan Mortgage Corporation Strips Series 278, Class F1 2.938% (1 Month LIBOR + 0.45%), due 9/15/42 (a)		614,406	615,738
Federal National Mortgage Association REMIC, Series 2019-5, Class FA 2.912% (1 Month LIBOR + 0.4%), due 3/25/49 (a)		1,777,472	1,771,113
Government National Mortgage Association (a)
REMIC, Series 2019-20, Class FE 2.898% (1 Month LIBOR + 0.4%), due 2/20/49		1,696,707	1,693,217
REMIC, Series 2018-H15, Class FG 3.03% (1 Month LIBOR + 0.15%), due 8/20/68		705,587	695,839
Government National Mortgage Association (Mortgage Pass-Through Securities) Series 2017-H10, Class FB 3.246% (1 Month LIBOR + 0.15%), due 4/20/67 (a)		377,072	383,462
			5,629,658
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.3%
CGGS Commercial Mortgage Trust Series 2018-WSS, Class A 3.384% (1 Month LIBOR + 0.9%), due 2/15/37 (a)(b)		1,000,000	990,593

Whole Loan (Collateralized Mortgage Obligations) 3.0%
BCAP LLC Trust Series 2011-RR5, Class 5A1 5.25%, due 8/26/37 (b)(g)		1,122,694	1,138,000
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.654%, due 3/25/37 (i)		489,598	477,913
Countrywide Alternative Loan Trust Series 2007-1T1, Class 1A1 6.00%, due 3/25/37		854,443	604,576
Eurosail-UK PLC (a)
Series 2007-3X, Class A3A, Reg S 1.85% (3 Month LIBOR + 0.95%), due 6/13/45	GBP	209,215	270,540
Series 2007-3A, Class A3C 1.85% (3 Month LIBOR + 0.95%), due 6/13/45 (b)		55,784	71,808
Series 2007-3X, Class A3C, Reg S 1.85% (3 Month LIBOR + 0.95%), due 6/13/45		55,784	71,808
GreenPoint Mortgage Funding Trust Series 2006-AR4, Class A6A 2.669% (1 Month LIBOR + 0.18%), due 9/25/46 (a)		$122,964	114,236
IndyMac Index Mortgage Loan Trust Series 2005-AR14, Class 1A1A 3.049% (1 Month LIBOR + 0.28%), due 7/25/35 (a)		1,251,097	1,116,964
Merrill Lynch Mortgage Investors Trust Series 2005-A4, Class 1A 4.513%, due 7/25/35 (i)		283,573	227,789
Onslow Bay Financial LLC Series 2018-1, Class A2 3.139% (1 Month LIBOR + 0.65%), due 6/25/57 (a)(b)		113,569	112,740
Paragon Mortgages No.13 PLC Series 13X, Class A1, Reg S 1.053% (3 Month LIBOR + 0.24%), due 1/15/39 (a)	GBP	2,097,704	2,559,230
Residential Asset Securitization Trust Series 2006-A10, Class A5 6.50%, due 9/25/36		$279,700	183,919
Towd Point Mortgage Funding Series 2019-GR4A, Class A1 1.864% (3 Month LIBOR + 1.025%), due 10/20/51 (a)(b)(f)	GBP	1,400,000	1,823,430
Trinity Square PLC Series 2015-1A, Class A 2.078% (3 Month LIBOR + 1.15%), due 7/15/51 (a)(b)		677,444	886,725
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1, Class A2A 2.646% (1 Month LIBOR + 0.16%), due 2/25/37 (a)		$783,790	620,138
			10,279,816
Total Mortgage-Backed Securities (Cost $17,385,819)			16,900,067

U.S. Government & Federal Agencies 114.8%
Federal National Mortgage Association (Mortgage Pass-Through Securities) 8.9%
3.00%, due 4/1/47 TBA (j)		3,300,000	3,279,528
3.50%, due 2/1/48 TBA (j)		26,000,000	26,325,218
3.50%, due 3/1/48		199,888	202,968
3.532% (12 Month Monthly Treasury Average Index + 1.20%), due 6/1/43 (a)(k)		316,717	318,576
4.264% (11th District Cost of Funds Index + 1.927%), due 12/1/36 (a)(k)		332,056	344,915
4.722% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34 (a)(k)		396,847	419,797
			30,891,002
United States Treasury Notes 0.4%
2.25%, due 11/15/24		300,000	299,414
2.50%, due 5/15/24 (k)		1,100,000	1,112,633
			1,412,047
United States Treasury Inflation - Indexed Bond 42.1%
0.375%, due 7/15/25		13,488,951	13,476,717
0.375%, due 7/15/27		82,315	81,684
0.625%, due 4/15/23		1,986,088	1,999,822
0.625%, due 2/15/43		1,466,978	1,378,941
0.75%, due 2/15/42		3,820,677	3,717,352
0.75%, due 2/15/45		2,885,922	2,771,598
0.875%, due 2/15/47		9,283,069	9,179,216
1.00%, due 2/15/46		4,737,680	4,825,474
1.00%, due 2/15/48		10,270,999	10,480,922
1.375%, due 2/15/44		15,279,152	16,872,340
1.75%, due 1/15/28		16,372,878	18,075,943
2.00%, due 1/15/26		10,956,353	12,084,451
2.125%, due 2/15/40		2,853,050	3,557,167
2.125%, due 2/15/41		3,149,219	3,947,602
2.375%, due 1/15/25		20,239,027	22,468,378
2.375%, due 1/15/27		973,518	1,112,868
2.50%, due 1/15/29		9,837,778	11,655,221
3.375%, due 4/15/32		1,527,197	2,056,698
3.625%, due 4/15/28		802,989	1,018,993
3.875%, due 4/15/29		3,561,246	4,703,061
			145,464,448
United States Treasury Inflation - Indexed Notes 63.4%
0.125%, due 4/15/20 (k)		29,522,933	29,383,226
0.125%, due 4/15/21 (k)		29,940,529	29,701,797
0.125%, due 1/15/22 (k)		6,306,628	6,255,953
0.125%, due 4/15/22 (k)		22,683,070	22,448,494
0.125%, due 7/15/22 (k)		4,183,217	4,160,741
0.125%, due 1/15/23 (k)		7,821,726	7,732,261
0.125%, due 7/15/24 (k)		10,996,447	10,857,293
0.125%, due 7/15/26 (k)		3,990,152	3,902,358
0.25%, due 1/15/25 (k)		13,758,218	13,608,616
0.375%, due 7/15/23 (k)		6,200,706	6,215,522
0.375%, due 1/15/27 (k)		4,094,942	4,057,562
0.50%, due 1/15/28		15,369,265	15,328,951
0.625%, due 7/15/21 (k)		1,987,815	2,005,385
0.625%, due 1/15/24 (k)		3,587,789	3,621,745
0.625%, due 1/15/26 (k)		29,945,016	30,279,744
0.75%, due 7/15/28		4,111,111	4,201,398
0.875%, due 1/15/29		7,331,521	7,564,532
1.25%, due 7/15/20 (k)		6,128,377	6,218,421
1.375%, due 1/15/20 (k)		4,655,760	4,694,255
1.875%, due 7/15/19 (k)		6,555,462	6,632,626
			218,870,880
Total U.S. Government & Federal Agencies (Cost $400,970,235)			396,638,377

Total Long-Term Bonds (Cost $508,322,056)			502,794,222

Short-Term Investments 10.2%
Affiliated Investment Company 0.4%
MainStay U.S. Government Liquidity Fund, 2.29% (l)		1,279,154	1,279,154

Total Affiliated Investment Company (Cost $1,279,154)			1,279,154

Foreign Government Bonds 2.6%
Argentina Treasury Bills
(zero coupon), due 4/12/19	ARS$	925,000	23,918
(zero coupon), due 4/30/19		2,946,000	84,076
(zero coupon), due 5/10/19		2,617,000	61,708
(zero coupon), due 6/28/19		1,510,000	43,094
Brazil Letras do Tesouro Nacional (zero coupon), due 1/1/20	BRL	13,706,000	3,336,474
Japan Treasury Discount Bills (zero coupon), due 5/13/19	JPY	600,000,000	5,414,860

Total Foreign Government Bonds (Cost $9,179,935)			8,964,130

Repurchase Agreement 7.2%
Deutsche Bank Securities, Inc. 2.55%, dated 3/29/19 due 4/1/19 Proceeds at Maturity $25,005,313 (Collateralized by a United States Treasury Bond with a rate of 3.13% and a maturity date of 2/15/43, with a Principal Amount of $23,982,000 and a Market Value of $25,419,047)		25,000,000	25,000,000

Total Repurchase Agreement (Cost $25,000,000)			25,000,000

Total Short-Term Investments (Cost $35,459,089)			35,243,284

Investment of Cash Collateral For Securities Loaned 0.2%
Unaffiliated Investment Company 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (l)		624,160	624,160
Total Investment of Cash Collateral For Securities Loaned (Cost $624,160)			624,160
Total Purchased Options & Swaptions (Cost $493,717)		0.2%	599,272
Total Investments (Cost $544,899,022)		156.1%	539,260,938
Other Assets, Less Liabilities		(56.1)	(193,782,964)
Net Assets		100.0%	$345,477,974

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2019.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of March 31, 2019.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2019.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Illiquid security - As of March 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $2,722,916, which represented 0.8% of the Portfolio's net assets.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(h)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $617,462 and the Portfolio received cash collateral with a value of $624,160.
(i)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2019.
(j)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2019, the total net market value of these securities was $29,604,746, which represented 8.6% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(k)	Delayed delivery security.
(l)	Current yield as of March 31, 2019.

Foreign Currency Forward Contracts

As of March 31, 2019, the Portfolio held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	12,085,751	USD	262,620	Credit Suisse International*	5/10/19	$2,847
CAD	2,685,000	USD	2,001,230	Bank of America, N.A.	4/2/19	8,028
CNH	5,237,161	USD	758,962	JPMorgan Chase Bank N.A.	4/15/19	20,025
INR	32,486,746	USD	454,265	Bank of America, N.A.*	6/19/19	10,038
RUB	28,102,770	USD	424,320	Bank of America, N.A.*	4/15/19	3,089
RUB	122,703,538	USD	1,849,895	Credit Suisse International*	5/15/19	7,581
USD	2,331,633	AUD	3,275,000	Bank of America, N.A.	4/2/19	6,220
USD	3,562,869	BRL	13,706,000	JPMorgan Chase Bank N.A.	1/3/20	140,746
USD	2,040,529	CAD	2,685,000	Bank of America, N.A.	4/2/19	31,272
USD	3,945,655	EUR	3,491,000	Bank of America, N.A.	4/2/19	29,625
USD	17,930,101	EUR	15,890,000	Bank of America, N.A.	5/3/19	58,717
USD	14,352,919	EUR	12,582,000	JPMorgan Chase Bank N.A.	4/2/19	239,057
USD	207,791	GBP	158,000	Bank of America, N.A.	4/2/19	2,004
USD	7,470,128	GBP	5,613,000	Credit Suisse International	4/2/19	159,479
USD	3,585,607	GBP	2,700,000	JPMorgan Chase Bank N.A.	4/2/19	68,993
USD	58,923	JPY	6,500,000	Bank of America, N.A.	4/2/19	275
USD	5,553,910	JPY	600,000,000	Bank of America, N.A.	5/13/19	121,713
USD	1,503,852	KRW	1,687,141,670	JPMorgan Chase Bank N.A.*	6/19/19	13,961
USD	2,287,666	NZD	3,344,000	JPMorgan Chase Bank N.A.	4/2/19	10,402
USD	884,124	PEN	2,932,992	JPMorgan Chase Bank N.A.*	4/16/19	774
USD	333,839	SGD	451,458	Bank of America, N.A.	6/19/19	234
Total unrealized appreciation						935,080
ARS	12,085,751	USD	304,427	Credit Suisse International*	4/3/19	$(25,717)
BRL	13,070,000	USD	3,474,955	JPMorgan Chase Bank N.A.*	4/2/19	(136,811)
COP	5,161,059,900	USD	1,647,453	JPMorgan Chase Bank N.A.*	6/11/19	(34,564)
EUR	15,890,000	USD	17,883,639	Bank of America, N.A.	4/2/19	(59,027)
EUR	183,000	USD	207,956	Credit Suisse International	4/2/19	(2,676)
GBP	420,000	USD	557,820	Bank of America, N.A.	4/2/19	(10,792)
IDR	23,491,386,400	USD	1,639,544	JPMorgan Chase Bank N.A.*	6/19/19	(6,266)
JPY	6,500,000	USD	59,031	Bank of America, N.A.	4/26/19	(257)
JPY	6,500,000	USD	58,804	JPMorgan Chase Bank N.A.	4/2/19	(156)
MXN	1,941,000	USD	100,010	JPMorgan Chase Bank N.A.	4/24/19	(365)
MXN	3,903,781	USD	198,277	JPMorgan Chase Bank N.A.	8/14/19	(1,343)
USD	276,120	ARS	12,085,751	Credit Suisse International	4/3/19	(2,590)
USD	3,315,744	BRL	13,070,000	JPMorgan Chase Bank N.A.	4/2/19	(22,399)
USD	2,002,767	CAD	2,685,000	Bank of America, N.A.	5/3/19	(8,065)
USD	746,460	CNH	5,237,161	Credit Suisse International	4/15/19	(32,527)
USD	10,499,733	GBP	8,051,000	JPMorgan Chase Bank N.A.	5/3/19	(2,660)
USD	348,986	MXN	6,883,000	Bank of America, N.A.	6/26/19	(850)
USD	372,024	RUB	24,768,630	Bank of America, N.A.*	5/15/19	(2,922)
USD	424,623	RUB	28,102,770	JPMorgan Chase Bank N.A.*	4/15/19	(2,785)
USD	1,654,527	TWD	50,963,895	Bank of America, N.A.*	6/19/19	(7,063)
Total unrealized depreciation						(359,835)
Net unrealized appreciation						$575,245

*	Non-deliverable forward.
1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts

As of March 31, 2019, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
3-Year Australia Government Bond	(13)	June 2019	$(1,042,996)	$(1,048,990)	$(5,994)
5-Year United States Treasury Note	(102)	June 2019	(11,705,961)	(11,814,469)	(108,508)
10-Year Australia Government Bond	(7)	June 2019	(674,525)	(688,674)	(14,149)
10-Year United States Treasury Note	89	June 2019	11,072,165	11,055,469	(16,696)
10-Year United States Treasury Ultra Note	(42)	June 2019	(5,470,561)	(5,576,813)	(106,252)
Euro BOBL	101	June 2019	14,954,139	15,084,333	130,194
Euro-BTP	(66)	June 2019	(9,377,448)	(9,585,379)	(207,931)
Euro Bund	258	June 2019	47,533,075	48,140,721	607,646
Euro Schatz	(416)	June 2019	(52,146,313)	(52,252,923)	(106,610)
Euro-OAT	(144)	June 2019	(25,866,240)	(26,276,417)	(410,177)
Euro-Buxl	(46)	June 2019	(9,403,628)	(9,889,754)	(486,126)
Short-Term Euro-BTP	(1)	June 2019	(124,143)	(124,514)	(371)
UK Long Gilt	(52)	June 2019	(8,617,238)	(8,761,891)	(144,653)
United States Treasury Long Bond	(95)	June 2019	(13,849,086)	(14,217,344)	(368,258)
United States Treasury Ultra Bond	(18)	June 2019	(2,913,660)	(3,024,000)	(110,340)
			$(67,632,420)	$(68,980,645)	$(1,348,225)

1.	As of March 31, 2019, cash in the amount of $2,343,115 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2019.

Purchased Swaptions

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Call - 2-Year Forward Swap Rate	Bank of America N.A.	$2.50	02/24/2020	44,100,000	$44,100,000	$190,000	$345,786
Call - 2-Year/2-Year Forward Swap Rate	Bank of America N.A.	2.25	03/27/2020	45,900,000	45,900,000	295,986	247,651
						$485,986	$593,437

Purchased Options on Futures Contracts

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Put -10-Year United States Treasury Note	Morgan Stanley & Co., LLC	$111.00	05/24/2019	64	$64,000	$550	$64
Put -10-Year United States Treasury Note	Morgan Stanley & Co., LLC	112.00	05/24/2019	10	10,000	86	10
Put-Euro Bund	Morgan Stanley & Co., LLC	144.00	05/24/2019	107	10,700,000	1,273	1,200
Put-Euro BOBL	Morgan Stanley & Co., LLC	126.00	05/24/2019	84	8,400,000	552	471
						$2,461	$1,745

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Call - United States Treasury Bond	Morgan Stanley & Co., LLC	$192.00	05/24/2019	86	$86,000	$740	$86
Call - United States Treasury Ultra Bond	Morgan Stanley & Co., LLC	195.00	05/24/2019	14	14,000	120	14
Call-5-Year United States Treasury Note	Morgan Stanley & Co., LLC	124.25	05/24/2019	169	169,000	1,453	1,320
Call- Euro Schatz	Morgan Stanley & Co., LLC	114.00	05/24/2019	378	37,800,000	2,379	2,120
Call- Euro-OAT	Morgan Stanley & Co., LLC	175.00	05/24/2019	49	4,900,000	578	550
						$5,270	$4,090

Written Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Cap-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U), American Style-Call	JPMorgan Chase Bank N.A.	234.781	Maximum of [0, Final Index/Initial Index – (1 + 4.000%)10]	05/16/2024	(300,000)	$(300,000)	$(2,085)	$(22)
Floor-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U), American Style-Put	JPMorgan Chase Bank N.A.	238.643	Maximum of [0, Final Index/Initial Index]	10/02/2020	(1,900,000)	(1,900,000)	(35,068)	(1,428)
							$(37,153)	$(1,450)

Written Options on Futures Contracts

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Call -10-Year United States Treasury Note	Morgan Stanley & Co., LLC	$124.00	04/26/2019	(32)	$(32,000)	$(4,960)	$(20,500)
Call -10-Year United States Treasury Note	Morgan Stanley & Co., LLC	125.00	04/26/2019	(23)	(23,000)	(7,518)	(5,750)
Call- Euro Bund	Morgan Stanley & Co., LLC	166.00	05/24/2019	(15)	(1,500,000)	(7,898)	(20,528)
Call- Euro Bund	Morgan Stanley & Co., LLC	167.00	05/24/2019	(11)	(1,100,000)	(6,846)	(9,254)
						$(27,222)	$(56,032)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Put 10-Year United States Treasury Note	Morgan Stanley & Co., LLC	$121.50	04/26/2019	(32)	$(32,000)	$(5,461)	$(500)
Put- Euro Bund	Morgan Stanley & Co., LLC	162.50	05/24/2019	(15)	(1,500,000)	(6,720)	(2,019)
						$(12,181)	$(2,519)

Written Swaptions
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Call - 5-Year United States Treasury Note	Bank of America N.A.	$2.52	02/24/2020	(18,900,000)	$18,900,000	$(190,000)	$(338,324)
Call - 5-Year United States Treasury Note	Bank of America N.A.	2.35	03/27/2020	(18,700,000)	18,700,000	(295,535)	(253,899)
						$(485,535)	$(592,223)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Paid (Received)	Market Value
Put Markit CDX N.A. I.G. Series 31 5 Year	Bank of America N.A.	1.20	05/15/2019	(800,000)	$(800,000)	$(800)	$(21)
						$(800)	$(21)

Swap Contracts

As of March 31, 2019, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$4,800,000	USD	12/16/2022	3-Month USD-LIBOR	Fixed 2.25%	Quarterly/ Semi-Annually	$(6,891)	$(8,366)	$(15,257)
8,500,000	USD	12/20/2022	3-Month USD-LIBOR	Fixed 2.25%	Quarterly/ Semi-Annually	(7,959)	(15,165)	(23,124)
4,300,000	USD	6/20/2023	3-Month USD-LIBOR	Fixed 2.00%	Quarterly/ Semi-Annually	132,159	(51,167)	80,992
900,000	USD	12/19/2023	3-Month USD-LIBOR	Fixed 2.50%	Quarterly/ Semi-Annually	4,654	8,170	12,824
7,300,000	USD	12/19/2023	Fixed 2.75%	3-Month USD-LIBOR	Quarterly/ Semi-Annually	43,690	150,985	194,675
5,500,000	USD	12/7/2026	Fixed 2.40%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(29,264)	(11,200)	(40,464)
50,000	USD	12/21/2026	Fixed 1.75%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	985	2,117	3,102
350,000	USD	9/15/2027	Fixed 2.50%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(3,372)	(804)	(4,176)
14,000,000	JPY	9/20/2027	Fixed 0.30%	6-Month JPY-LIBOR	Semi-Annually/ Semi-Annually	216	(2,760)	(2,544)
50,000,000	JPY	3/20/2028	Fixed 0.30%	6-Month JPY-LIBOR	Semi-Annually/ Semi-Annually	794	(9,771)	(8,977)
1,600,000	NZD	3/21/2028	Fixed 3.25%	3-Month NZD Bank Bill	Semi-Annually/ Quarterly	(4,228)	(104,347)	(108,575)
6,890,000	USD	4/17/2028	Fixed 3.10%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	19,166	(178,624)	(159,458)
3,700,000	USD	6/20/2028	Fixed 2.25%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(183,836)	43,718	(140,118)
6,900,000	USD	9/13/2028	Fixed 3.314%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	—	(176,105)	(176,105)
460,000,000	JPY	3/20/2029	Fixed 0.45%	6-Month JPY-LIBOR	Semi-Annually/ Semi-Annually	21,023	(148,241)	(127,218)
6,100,000	JPY	12/21/2045	Fixed 1.50%	6-Month JPY-LIBOR	Semi-Annually/ Semi-Annually	8,525	(14,418)	(5,893)
610,000	USD	6/15/2046	Fixed 2.50%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	21,809	15,039	36,848
2,310,000	USD	12/21/2046	Fixed 2.25%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	171,424	175,863	347,287
1,170,000	USD	12/15/2047	Fixed 2.00%	12-Month USD-FEDI	Annually/ Annually	(2,160)	75,972	73,812
1,490,000	USD	12/20/2047	Fixed 2.75%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(68,816)	(40,129)	(108,945)
1,290,000	USD	6/20/2048	Fixed 2.50%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(149,748)	33,095	(116,653)
200,000	USD	12/19/2048	Fixed 2.75%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(4,145)	(5,589)	(9,734)
1,500,000	USD	12/19/2048	Fixed 3.00%	6-Month GBP-LIBOR	Semi-Annually/ Quarterly	(88,124)	(133,370)	(221,494)
1,770,000	GBP	9/18/2049	Fixed 1.50%	3-Month USD-LIBOR	Semi-Annually/ Semi-Annually	(28,357)	(77,810)	(106,167)
						$(152,455)	$(472,907)	$(625,362)

Open OTC interest rate swap agreements as of March 31, 2019 were as follows:

Notional Amount	Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$4,190,000	ILS	2/16/2020	Bank of America N.A.	Fixed 0.285%	3-Month TELBOR	Annually/ Quarterly	$—	$172	$172
880,000	ILS	2/16/2028	Bank of America N.A.	3-Month TELBOR	Fixed 1.963%	Quarterly/ Annually	—	9,042	9,042
2,570,000	ILS	6/20/2020	Bank of America N.A.	Fixed 0.37%	3-Month TELBOR	Annually/ Quarterly	—	(2,114)	(2,114)
540,000	ILS	6/20/2028	Bank of America N.A.	3-Month TELBOR	Fixed 1.998%	Quarterly/ Annually	—	7,547	7,547
							$—	$14,647	$14,647

As of March 31, 2019, the Portfolio held the following open centrally cleared inflation swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$1,300,000	USD	11/23/2020	Fixed 2.027%	12-Month USD-CPI	At Maturity	$—	$(2,628)	$(2,628)
1,300,000	USD	11/25/2020	Fixed 2.021%	12-Month USD-CPI	At Maturity	—	(2,458)	(2,458)
1,100,000	USD	4/27/2023	Fixed 2.263%	12-Month USD-CPI	At Maturity	—	(24,127)	(24,127)
510,000	USD	5/9/2023	Fixed 2.263%	12-Month USD-CPI	At Maturity	—	(10,967)	(10,967)
780,000	USD	5/10/2023	Fixed 2.281%	12-Month USD-CPI	At Maturity	—	(17,448)	(17,448)
4,400,000	EUR	3/15/2024	Fixed 1.03%	12-Month EUR-CPI	At Maturity	1,109	(23,730)	(22,621)
4,400,000	EUR	3/15/2024	12-Month EUR-CPI	Fixed 1.168%	At Maturity	(3,761)	45,267	41,506
760,000	EUR	12/15/2026	12-Month EUR-CPI	Fixed 1.385%	At Maturity	2,273	17,995	20,268
800,000	EUR	6/15/2027	12-Month EUR-CPI	Fixed 1.36%	At Maturity	10,237	19,813	30,050
1,100,000	USD	7/25/2027	12-Month USD-CP	Fixed 2.067%	At Maturity	—	2,109	2,109
560,000	USD	9/20/2027	12-Month USD-CP	Fixed 2.18%	At Maturity	—	6,097	6,097
600,000	USD	9/25/2027	12-Month USD-CP	Fixed 2.15%	At Maturity	—	4,539	4,539
1,200,000	USD	10/17/2027	12-Month USD-CP	Fixed 2.155%	At Maturity	—	10,173	10,173
3,900,000	EUR	11/15/2027	12-Month EUR-CPI	Fixed 1.52%	At Maturity	3,078	156,552	159,630
1,000,000	EUR	3/15/2028	12-Month EUR-CPI	Fixed 1.535%	At Maturity	(117)	45,595	45,478
510,000	USD	5/9/2028	12-Month USD-CP	Fixed 2.353%	At Maturity	—	17,812	17,812
770,000	USD	5/9/2028	12-Month USD-CP	Fixed 2.36%	At Maturity	—	27,479	27,479
780,000	USD	5/10/2028	12-Month USD-CP	Fixed 2.364%	At Maturity	—	28,094	28,094
850,000	EUR	5/15/2028	12-Month EUR-CPI	Fixed 1.62%	At Maturity	(49)	46,423	46,374
3,460,000	GBP	6/15/2030	Fixed 3.40%	UK RPI	At Maturity	(12,324)	76,079	63,755
2,070,000	GBP	4/15/2031	Fixed 3.14%	UK RPI	At Maturity	174,672	(171,369)	3,303
2,690,000	GBP	10/15/2031	Fixed 3.53%	UK RPI	At Maturity	3,064	37,592	40,656
200,000	EUR	3/15/2033	Fixed 1.71%	12-Month EUR-CPI	At Maturity	362	(15,167)	(14,805)
760,000	EUR	11/15/2038	12-Month EUR-CPI	Fixed 1.796%	At Maturity	(58)	71,038	70,980
500,000	EUR	11/15/2038	12-Month EUR-CPI	Fixed 1.808%	At Maturity	—	48,267	48,267
700,000	EUR	3/15/2039	Fixed 1.57%	12-Month EUR-CPI	At Maturity	—	21,323	21,323
200,000	EUR	3/15/2048	Fixed 1.946%	12-Month EUR-CPI	At Maturity	(796)	30,557	29,761
						$177,690	$444,910	$622,600

As of March 31, 2019, the Portfolio held the following centrally cleared credit default swap contracts1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)[5]
Daimler AG 0.625%, 03/05/20	12/20/2020	Sell	$150	1.00%	Quarterly	$(1,582)	$2,141	$559
General Electric Co. 2.70%, 10/09/22	12/20/2020	Sell	100	1.00%	Quarterly	2,405	1,239	3,644
CDX North American High Yield Series 31	12/20/2023	Buy	7,438	5.00%	Quarterly	423,948	(495,301)	(71,353)
General Electric Co. 2.70%, 10/09/22	12/20/2023	Sell	100	1.00%	Quarterly	4,564	354	4,918
						$429,335	$(491,567)	$(62,232)

As of March 31, 2019, the Portfolio held the following OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
United Mexican States	Bank of America N.A.	12/20/2023	Buy	$3,400	1.00%	Quarterly	$(30,870)	$12,687	$(18,183)
							$(30,870)	$12,687	$(18,183)

1	As of March 31, 2019, cash in the amount of $1,813,000 was on deposit with a broker for centrally cleared swap agreements.
2	Buy-Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Sell-Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4	The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at March 31, 2019.

The following abbreviations are used in the preceding pages:

ARS	—Argentine Peso
AUD	—Australian Dollar
BADLARPP	—Average rate on 30-day deposits of at least 1 million Argentinian Pesos
BRL	—Brazilian Real
BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAD	—Canadian Dollar
CNH	—Chinese Offshore Yuan
COP	—Colombian Peso
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
IDR	—Indonesian Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
RUB	—New Russian Ruble
SGD	—Singapore Dollar
TELBOR	—Tel Aviv Interbank Offered Rate
TWD	—New Taiwan Dollar
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$22,312,255	$—	$22,312,255
Corporate Bonds	—	40,292,936	—	40,292,936
Foreign Government Bonds	—	26,650,587	—	26,650,587
Mortgage-Backed Securities	—	16,900,067	—	16,900,067
U.S. Government & Federal Agencies	—	396,638,377	—	396,638,377
Total Long-Term Bonds	—	502,794,222	—	502,794,222
Purchased Swaptions	593,437	—	—	593,437
Purchased Options	5,835	—	—	5,835
Short-Term Investments
Affiliated Investment Company	1,279,154	—	—	1,279,154
Foreign Government Bonds	—	8,964,130	—	8,964,130
Repurchase Agreement	—	25,000,000	—	25,000,000
Total Short-Term Investments	1,279,154	33,964,130	—	35,243,284
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	624,160	—	—	624,160
Total Investments in Securities	2,502,586	536,758,352	—	539,260,938
Other Financial Instruments
Credit Default Swap Contracts (b)	—	9,121	—	9,121
Foreign Currency Forward Contracts (b)	—	935,080	—	935,080
Futures Contracts (b)	737,840	—	—	737,840
Inflation Swap Contracts (b)	—	717,654	—	717,654
Interest Rate Swap Contracts (b)	—	749,540	—	749,540
Total Other Financial Instruments	737,840	2,411,395	—	3,149,235
Total Investments in Securities and Other Financial Instruments	$3,240,426	$539,169,747	$—	$542,410,173

Liability Valuation Inputs

Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	(359,835)	—	(359,835)
Futures Contracts (b)	(2,086,065)	—	—	(2,086,065)
Credit Default Swap Contracts (b)	—	(71,353)	—	(71,353)
Inflation Swap Contracts (b)	—	(95,054)	—	(95,054)
Interest Rate Swap Contracts (b)	—	(1,374,902)	—	(1,374,902)
Written Options	(650,795)	(1,450)	—	(652,245)
Total Other Financial Instruments	$(2,736,860)	$(1,902,594)	$—	$(4,639,454)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP MacKay S&P 500 Index Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 97.5% †
Aerospace & Defense 2.5%
Arconic, Inc.	38,959	$744,506
Boeing Co.	48,049	18,326,850
General Dynamics Corp.	24,810	4,199,837
Harris Corp.	10,651	1,701,071
Huntington Ingalls Industries, Inc.	3,803	787,982
L3 Technologies, Inc.	7,263	1,498,865
Lockheed Martin Corp.	22,455	6,740,093
Northrop Grumman Corp.	15,543	4,190,393
Raytheon Co.	25,853	4,707,314
Textron, Inc.	21,489	1,088,633
TransDigm Group, Inc. (a)	4,389	1,992,562
United Technologies Corp.	74,104	9,551,264
		55,529,370
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	12,554	1,092,072
Expeditors International of Washington, Inc.	15,797	1,198,992
FedEx Corp.	22,048	3,999,728
United Parcel Service, Inc., Class B	63,731	7,121,302
		13,412,094
Airlines 0.4%
Alaska Air Group, Inc.	11,162	626,411
American Airlines Group, Inc.	37,148	1,179,821
Delta Air Lines, Inc.	57,007	2,944,412
Southwest Airlines Co.	46,056	2,390,767
United Continental Holdings, Inc. (a)	20,754	1,655,754
		8,797,165
Auto Components 0.1%
Aptiv PLC	23,992	1,907,124
BorgWarner, Inc.	18,929	727,063
		2,634,187
Automobiles 0.4%
Ford Motor Co.	354,811	3,115,240
General Motors Co.	118,928	4,412,229
Harley-Davidson, Inc.	14,818	528,410
		8,055,879
Banks 5.2%
Bank of America Corp.	822,529	22,693,575
BB&T Corp.	70,183	3,265,615
Citigroup, Inc.	215,326	13,397,584
Citizens Financial Group, Inc.	43,117	1,401,303
Comerica, Inc.	14,536	1,065,780
Fifth Third Bancorp	64,694	1,631,583
First Republic Bank	15,260	1,533,020
Huntington Bancshares, Inc.	96,605	1,224,951
JPMorgan Chase & Co.	299,330	30,301,176
KeyCorp	92,223	1,452,512
M&T Bank Corp.	12,773	2,005,616
People's United Financial, Inc.	34,740	571,126
PNC Financial Services Group, Inc.	41,537	5,094,928
Regions Financial Corp.	93,467	1,322,558
SunTrust Banks, Inc.	40,887	2,422,555
SVB Financial Group (a)	4,823	1,072,442
U.S. Bancorp	137,549	6,628,486
Wells Fargo & Co.	374,926	18,116,424
Zions Bancorp., N.A.	17,046	774,059
		115,975,293
Beverages 1.7%
Brown-Forman Corp., Class B	15,269	805,898
Coca-Cola Co.	352,339	16,510,605
Constellation Brands, Inc., Class A	15,210	2,666,769
Molson Coors Brewing Co., Class B	16,965	1,011,962
Monster Beverage Corp. (a)	36,058	1,968,046
PepsiCo., Inc.	128,183	15,708,827
		38,672,107
Biotechnology 2.3%
AbbVie, Inc.	135,072	10,885,452
Alexion Pharmaceuticals, Inc. (a)	20,200	2,730,636
Amgen, Inc.	56,981	10,825,250
Biogen, Inc. (a)	18,012	4,257,676
Celgene Corp. (a)	63,740	6,013,232
Gilead Sciences, Inc.	116,607	7,580,621
Incyte Corp. (a)	16,268	1,399,211
Regeneron Pharmaceuticals, Inc. (a)	7,177	2,947,020
Vertex Pharmaceuticals, Inc. (a)	23,163	4,260,834
		50,899,932
Building Products 0.3%
A.O. Smith Corp.	13,099	698,439
Allegion PLC	8,611	781,104
Fortune Brands Home & Security, Inc.	12,906	614,455
Johnson Controls International PLC	83,829	3,096,643
Masco Corp.	26,966	1,060,033
		6,250,674
Capital Markets 2.6%
Affiliated Managers Group, Inc.	4,841	518,519
Ameriprise Financial, Inc.	12,407	1,589,337
Bank of New York Mellon Corp.	80,439	4,056,539
BlackRock, Inc.	11,143	4,762,184
Cboe Global Markets, Inc.	10,136	967,380
Charles Schwab Corp.	108,984	4,660,156
CME Group, Inc.	32,550	5,357,079
E*TRADE Financial Corp.	22,554	1,047,182
Franklin Resources, Inc.	27,083	897,531
Goldman Sachs Group, Inc.	31,472	6,042,309
Intercontinental Exchange, Inc.	51,965	3,956,615
Invesco, Ltd.	36,359	702,092
Moody's Corp.	15,131	2,740,073
Morgan Stanley	118,938	5,019,184
MSCI, Inc.	7,721	1,535,244
Nasdaq, Inc.	10,603	927,656
Northern Trust Corp.	20,233	1,829,265
Raymond James Financial, Inc.	11,736	943,692
S&P Global, Inc.	22,793	4,799,066
State Street Corp.	34,390	2,263,206
T. Rowe Price Group, Inc.	21,634	2,165,996
		56,780,305
Chemicals 1.9%
Air Products & Chemicals, Inc.	19,875	3,795,330
Albemarle Corp.	9,824	805,372
Celanese Corp.	11,730	1,156,695
CF Industries Holdings, Inc.	20,410	834,361
DowDuPont, Inc.	206,466	11,006,702
Eastman Chemical Co.	12,802	971,416
Ecolab, Inc.	23,043	4,068,011
FMC Corp.	12,202	937,358
International Flavors & Fragrances, Inc.	9,153	1,178,815
Linde PLC	50,459	8,877,252
LyondellBasell Industries N.V., Class A	27,869	2,343,225
Mosaic Co.	32,142	877,798
PPG Industries, Inc.	21,601	2,438,105
Sherwin-Williams Co.	7,448	3,207,928
		42,498,368
Commercial Services & Supplies 0.4%
Cintas Corp.	7,754	1,567,161
Copart, Inc. (a)	18,389	1,114,190
Republic Services, Inc.	19,756	1,587,987
Rollins, Inc.	13,362	556,126
Waste Management, Inc.	35,744	3,714,159
		8,539,623
Communications Equipment 1.2%
Arista Networks, Inc. (a)	4,680	1,471,673
Cisco Systems, Inc.	403,088	21,762,721
F5 Networks, Inc. (a)	5,512	864,998
Juniper Networks, Inc.	31,252	827,240
Motorola Solutions, Inc.	14,882	2,089,731
		27,016,363
Construction & Engineering 0.1%
Fluor Corp.	12,746	469,053
Jacobs Engineering Group, Inc.	10,805	812,428
Quanta Services, Inc.	12,944	488,506
		1,769,987
Construction Materials 0.1%
Martin Marietta Materials, Inc.	5,710	1,148,738
Vulcan Materials Co.	11,987	1,419,261
		2,567,999
Consumer Finance 0.7%
American Express Co.	63,222	6,910,165
Capital One Financial Corp.	42,774	3,494,208
Discover Financial Services	30,070	2,139,781
Synchrony Financial	60,176	1,919,614
		14,463,768
Containers & Packaging 0.3%
Avery Dennison Corp.	7,690	868,970
Ball Corp.	31,159	1,802,860
International Paper Co.	37,049	1,714,257
Packaging Corp. of America	8,565	851,190
Sealed Air Corp.	14,389	662,757
WestRock Co.	23,118	886,575
		6,786,609
Distributors 0.1%
Genuine Parts Co.	13,302	1,490,223
LKQ Corp. (a)	28,830	818,195
		2,308,418
Diversified Consumer Services 0.0% ‡
H&R Block, Inc.	18,627	445,930

Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B (a)	177,771	35,712,416
Jefferies Financial Group, Inc.	24,179	454,324
		36,166,740
Diversified Telecommunication Services 2.0%
AT&T, Inc.	667,040	20,918,374
CenturyLink, Inc.	86,152	1,032,963
Verizon Communications, Inc.	378,366	22,372,782
		44,324,119
Electric Utilities 1.9%
Alliant Energy Corp.	21,471	1,011,928
American Electric Power Co., Inc.	44,678	3,741,782
Duke Energy Corp.	66,570	5,991,300
Edison International	29,530	1,828,498
Entergy Corp.	17,360	1,660,137
Evergy, Inc.	23,316	1,353,494
Eversource Energy	28,722	2,037,826
Exelon Corp.	88,654	4,444,225
FirstEnergy Corp.	46,118	1,918,970
NextEra Energy, Inc.	43,785	8,464,516
Pinnacle West Capital Corp.	10,149	970,041
PPL Corp.	65,498	2,078,907
Southern Co.	94,580	4,887,894
Xcel Energy, Inc.	47,009	2,642,376
		43,031,894
Electrical Equipment 0.5%
AMETEK, Inc.	20,798	1,725,610
Eaton Corp. PLC	38,788	3,124,761
Emerson Electric Co.	56,280	3,853,492
Rockwell Automation, Inc.	10,983	1,927,077
		10,630,940
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	27,422	2,589,734
Corning, Inc.	72,043	2,384,623
FLIR Systems, Inc.	12,405	590,230
IPG Photonics Corp. (a)	3,264	495,410
Keysight Technologies, Inc. (a)	17,041	1,485,975
TE Connectivity, Ltd.	31,218	2,520,854
		10,066,826
Energy Equipment & Services 0.5%
Baker Hughes, a GE Co.	46,075	1,277,199
Halliburton Co.	79,740	2,336,382
Helmerich & Payne, Inc.	9,874	548,599
National Oilwell Varco, Inc.	34,682	923,929
Schlumberger, Ltd.	126,705	5,520,537
TechnipFMC PLC	38,718	910,647
		11,517,293
Entertainment 1.8%
Activision Blizzard, Inc.	69,104	3,146,305
Electronic Arts, Inc. (a)	27,620	2,807,021
Netflix, Inc. (a)	39,914	14,231,736
Take-Two Interactive Software, Inc. (a)	10,317	973,615
Viacom, Inc., Class B	32,034	899,194
Walt Disney Co.	159,660	17,727,033
		39,784,904
Equity Real Estate Investment Trusts 2.9%
Alexandria Real Estate Equities, Inc.	10,322	1,471,504
American Tower Corp.	40,394	7,960,042
Apartment Investment & Management Co., Class A	13,648	686,358
AvalonBay Communities, Inc.	12,683	2,545,859
Boston Properties, Inc.	14,148	1,894,134
Crown Castle International Corp.	38,053	4,870,784
Digital Realty Trust, Inc.	19,030	2,264,570
Duke Realty Corp.	32,896	1,005,960
Equinix, Inc.	7,665	3,473,471
Equity Residential	33,874	2,551,390
Essex Property Trust, Inc.	5,987	1,731,680
Extra Space Storage, Inc.	11,657	1,187,965
Federal Realty Investment Trust	6,810	938,758
HCP, Inc.	42,604	1,333,505
Host Hotels & Resorts, Inc.	67,224	1,270,534
Iron Mountain, Inc.	25,935	919,655
Kimco Realty Corp.	38,192	706,552
Macerich Co.	9,588	415,640
Mid-America Apartment Communities, Inc.	10,315	1,127,739
Prologis, Inc.	57,644	4,147,486
Public Storage	13,582	2,957,888
Realty Income Corp.	27,818	2,046,292
Regency Centers Corp.	15,357	1,036,444
SBA Communications Corp. (a)	10,406	2,077,662
Simon Property Group, Inc.	28,026	5,106,617
SL Green Realty Corp.	7,843	705,242
UDR, Inc.	25,076	1,139,955
Ventas, Inc.	32,307	2,061,510
Vornado Realty Trust	15,691	1,058,201
Welltower, Inc.	35,870	2,783,512
Weyerhaeuser Co.	68,652	1,808,294
		65,285,203
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	40,335	9,766,717
Kroger Co.	72,211	1,776,390
Sysco Corp.	43,342	2,893,512
Walgreens Boots Alliance, Inc.	73,140	4,627,568
Walmart, Inc.	130,143	12,692,847
		31,757,034
Food Products 1.1%
Archer-Daniels-Midland Co.	50,735	2,188,201
Campbell Soup Co.	17,440	664,987
Conagra Brands, Inc.	44,192	1,225,886
General Mills, Inc.	54,018	2,795,431
Hershey Co.	12,670	1,454,896
Hormel Foods Corp.	24,645	1,103,110
J.M. Smucker Co.	10,309	1,200,999
Kellogg Co.	22,939	1,316,240
Kraft Heinz Co.	56,360	1,840,154
Lamb Weston Holdings, Inc.	13,246	992,655
McCormick & Co., Inc.	10,994	1,656,026
Mondelez International, Inc., Class A	132,891	6,633,919
Tyson Foods, Inc., Class A	26,819	1,862,043
		24,934,547
Gas Utilities 0.1%
Atmos Energy Corp.	10,949	1,126,981

Health Care Equipment & Supplies 3.4%
Abbott Laboratories	160,838	12,857,390
ABIOMED, Inc. (a)	4,068	1,161,780
Align Technology, Inc. (a)	6,624	1,883,402
Baxter International, Inc.	43,647	3,548,938
Becton Dickinson & Co.	24,638	6,152,848
Boston Scientific Corp. (a)	126,704	4,862,899
Cooper Cos., Inc.	4,454	1,319,141
Danaher Corp.	57,501	7,591,282
DENTSPLY SIRONA, Inc.	20,154	999,437
Edwards Lifesciences Corp. (a)	18,977	3,630,869
Hologic, Inc. (a)	24,509	1,186,236
IDEXX Laboratories, Inc. (a)	7,847	1,754,589
Intuitive Surgical, Inc. (a)	10,484	5,981,961
Medtronic PLC	122,386	11,146,917
ResMed, Inc.	13,122	1,364,294
Stryker Corp.	28,135	5,557,225
Teleflex, Inc.	4,178	1,262,424
Varian Medical Systems, Inc. (a)	8,297	1,175,851
Zimmer Biomet Holdings, Inc.	18,563	2,370,495
		75,807,978
Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	14,273	1,134,989
Anthem, Inc.	23,558	6,760,675
Cardinal Health, Inc.	27,115	1,305,587
Centene Corp. (a)	37,208	1,975,745
Cigna Corp. (a)	34,745	5,587,691
CVS Health Corp.	118,579	6,394,966
DaVita, Inc. (a)	11,495	624,064
HCA Healthcare, Inc.	24,461	3,189,225
Henry Schein, Inc. (a)	13,875	834,026
Humana, Inc.	12,485	3,321,010
Laboratory Corp. of America Holdings (a)	9,029	1,381,256
McKesson Corp.	17,780	2,081,327
Quest Diagnostics, Inc.	12,386	1,113,749
UnitedHealth Group, Inc.	87,721	21,689,894
Universal Health Services, Inc., Class B	7,648	1,023,073
WellCare Health Plans, Inc. (a)	4,530	1,221,968
		59,639,245
Health Care Technology 0.1%
Cerner Corp. (a)	29,822	1,706,117

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	36,543	1,853,461
Chipotle Mexican Grill, Inc. (a)	2,218	1,575,467
Darden Restaurants, Inc.	11,246	1,366,052
Hilton Worldwide Holdings, Inc.	26,990	2,243,139
Marriott International, Inc., Class A	25,767	3,223,194
McDonald's Corp.	69,965	13,286,353
MGM Resorts International	46,289	1,187,776
Norwegian Cruise Line Holdings, Ltd. (a)	19,869	1,092,000
Royal Caribbean Cruises, Ltd.	15,532	1,780,278
Starbucks Corp.	113,690	8,451,715
Wynn Resorts, Ltd.	8,862	1,057,414
Yum! Brands, Inc.	28,058	2,800,469
		39,917,318
Household Durables 0.3%
D.R. Horton, Inc.	31,098	1,286,835
Garmin, Ltd.	10,952	945,705
Leggett & Platt, Inc.	11,798	498,112
Lennar Corp., Class A	26,443	1,298,087
Mohawk Industries, Inc. (a)	5,747	724,984
Newell Brands, Inc.	35,560	545,490
PulteGroup, Inc.	23,676	661,981
Whirlpool Corp.	5,850	777,407
		6,738,601
Household Products 1.7%
Church & Dwight Co., Inc.	22,245	1,584,512
Clorox Co.	11,608	1,862,620
Colgate-Palmolive Co.	78,648	5,390,534
Kimberly-Clark Corp.	31,507	3,903,717
Procter & Gamble Co.	229,066	23,834,317
		36,575,700
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	59,975	1,084,348
NRG Energy, Inc.	25,731	1,093,053
		2,177,401
Industrial Conglomerates 1.5%
3M Co.	52,639	10,937,332
General Electric Co.	795,816	7,950,202
Honeywell International, Inc.	66,761	10,609,658
Roper Technologies, Inc.	9,487	3,244,269
		32,741,461
Insurance 2.3%
Aflac, Inc.	68,707	3,435,350
Allstate Corp.	30,397	2,862,789
American International Group, Inc.	79,488	3,422,753
Aon PLC	21,989	3,753,522
Arthur J. Gallagher & Co.	16,713	1,305,285
Assurant, Inc.	5,653	536,526
Brighthouse Financial, Inc. (a)	3,256	118,160
Chubb, Ltd.	41,982	5,880,839
Cincinnati Financial Corp.	13,876	1,191,948
Everest Re Group, Ltd.	3,703	799,700
Hartford Financial Services Group, Inc.	32,647	1,623,209
Lincoln National Corp.	18,707	1,098,101
Loews Corp.	25,199	1,207,788
Marsh & McLennan Cos., Inc.	46,252	4,343,063
MetLife, Inc.	87,656	3,731,516
Principal Financial Group, Inc.	23,998	1,204,460
Progressive Corp.	52,850	3,809,957
Prudential Financial, Inc.	37,785	3,471,686
Torchmark Corp.	9,394	769,838
Travelers Cos., Inc.	24,255	3,326,816
Unum Group	19,823	670,612
Willis Towers Watson PLC	11,851	2,081,628
		50,645,546
Interactive Media & Services 4.7%
Alphabet, Inc. (a)
Class A	27,367	32,207,949
Class C	28,100	32,970,011
Facebook, Inc., Class A (a)	218,085	36,352,589
TripAdvisor, Inc. (a)	9,272	477,044
Twitter, Inc. (a)	65,263	2,145,847
		104,153,440
Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc. (a)	37,721	67,171,671
Booking Holdings, Inc. (a)	4,122	7,192,519
eBay, Inc.	78,748	2,924,701
Expedia Group, Inc.	10,774	1,282,106
		78,570,997
IT Services 5.0%
Accenture PLC, Class A	58,370	10,274,287
Akamai Technologies, Inc. (a)	14,821	1,062,814
Alliance Data Systems Corp.	4,282	749,264
Automatic Data Processing, Inc.	39,705	6,342,477
Broadridge Financial Solutions, Inc.	10,545	1,093,411
Cognizant Technology Solutions Corp., Class A	52,587	3,809,928
DXC Technology Co.	24,565	1,579,775
Fidelity National Information Services, Inc.	29,799	3,370,267
Fiserv, Inc. (a)	36,263	3,201,298
FleetCor Technologies, Inc. (a)	7,862	1,938,691
Gartner, Inc. (a)	8,231	1,248,478
Global Payments, Inc.	14,337	1,957,287
International Business Machines Corp.	81,484	11,497,393
Jack Henry & Associates, Inc.	6,987	969,376
Mastercard, Inc., Class A	82,678	19,466,535
Paychex, Inc.	29,014	2,326,923
PayPal Holdings, Inc. (a)	107,270	11,138,917
Total System Services, Inc.	14,904	1,416,029
VeriSign, Inc. (a)	9,722	1,765,126
Visa, Inc., Class A	159,871	24,970,252
Western Union Co.	40,526	748,515
		110,927,043
Leisure Products 0.1%
Hasbro, Inc.	10,584	899,852
Mattel, Inc. (a)(b)	31,195	405,535
		1,305,387
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	28,893	2,322,420
Illumina, Inc. (a)	13,374	4,155,168
IQVIA Holdings, Inc. (a)	14,419	2,074,173
Mettler-Toledo International, Inc. (a)	2,285	1,652,055
PerkinElmer, Inc.	10,123	975,452
Thermo Fisher Scientific, Inc.	36,803	10,073,717
Waters Corp. (a)	6,548	1,648,197
		22,901,182
Machinery 1.5%
Caterpillar, Inc.	52,702	7,140,594
Cummins, Inc.	13,233	2,089,094
Deere & Co.	29,155	4,660,135
Dover Corp.	13,383	1,255,325
Flowserve Corp.	11,860	535,360
Fortive Corp.	26,737	2,242,967
Illinois Tool Works, Inc.	27,596	3,960,854
Ingersoll-Rand PLC	22,235	2,400,268
PACCAR, Inc.	31,769	2,164,740
Parker-Hannifin Corp.	11,846	2,033,011
Pentair PLC	14,622	650,825
Snap-On, Inc.	5,110	799,817
Stanley Black & Decker, Inc.	13,864	1,887,861
Wabtec Corp.	12,777	941,921
Xylem, Inc.	16,280	1,286,771
		34,049,543
Media 1.4%
CBS Corp., Class B	31,836	1,513,165
Charter Communications, Inc., Class A (a)	15,863	5,503,034
Comcast Corp., Class A	413,048	16,513,659
Discovery, Inc. (a)
Class A	14,162	382,657
Class C	32,600	828,692
DISH Network Corp., Class A (a)	20,764	658,011
Fox Corp. (a)
Class A	32,252	1,183,971
Class B	14,716	528,010
Interpublic Group of Cos., Inc.	34,786	730,854
News Corp.
Class A	34,753	432,327
Class B	11,218	140,113
Omnicom Group, Inc.	20,336	1,484,325
		29,898,818
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	131,333	1,692,882
Newmont Mining Corp.	48,344	1,729,265
Nucor Corp.	27,963	1,631,641
		5,053,788
Multi-Utilities 1.1%
Ameren Corp.	22,120	1,626,926
CenterPoint Energy, Inc.	45,611	1,400,258
CMS Energy Corp.	25,675	1,425,989
Consolidated Edison, Inc.	29,401	2,493,499
Dominion Energy, Inc.	73,192	5,610,899
DTE Energy Co.	16,476	2,055,216
NiSource, Inc.	34,109	977,564
Public Service Enterprise Group, Inc.	45,801	2,721,037
Sempra Energy	24,785	3,119,440
WEC Energy Group, Inc.	28,599	2,261,609
		23,692,437
Multiline Retail 0.5%
Dollar General Corp.	24,060	2,870,358
Dollar Tree, Inc. (a)	21,562	2,264,872
Kohl's Corp.	15,106	1,038,839
Macy's, Inc.	27,824	668,611
Nordstrom, Inc.	9,797	434,791
Target Corp.	47,695	3,828,001
		11,105,472
Oil, Gas & Consumable Fuels 4.8%
Anadarko Petroleum Corp.	46,393	2,109,954
Apache Corp.	34,660	1,201,316
Cabot Oil & Gas Corp.	39,961	1,042,982
Chevron Corp.	173,659	21,391,316
Cimarex Energy Co.	9,100	636,090
Concho Resources, Inc.	18,152	2,014,146
ConocoPhillips	103,876	6,932,684
Devon Energy Corp.	39,865	1,258,139
Diamondback Energy, Inc.	13,739	1,394,921
EOG Resources, Inc.	53,028	5,047,205
Exxon Mobil Corp.	387,775	31,332,220
Hess Corp.	23,309	1,403,901
HollyFrontier Corp.	14,683	723,431
Kinder Morgan, Inc.	178,261	3,567,003
Marathon Oil Corp.	74,827	1,250,359
Marathon Petroleum Corp.	61,682	3,691,668
Noble Energy, Inc.	43,779	1,082,655
Occidental Petroleum Corp.	68,523	4,536,222
ONEOK, Inc.	37,274	2,603,216
Phillips 66	38,705	3,683,555
Pioneer Natural Resources Co.	15,445	2,351,964
Valero Energy Corp.	38,178	3,238,640
Williams Cos., Inc.	109,616	3,148,171
		105,641,758
Personal Products 0.2%
Coty, Inc., Class A	40,829	469,534
Estee Lauder Cos., Inc., Class A	20,006	3,311,993
		3,781,527
Pharmaceuticals 4.7%
Allergan PLC	28,583	4,184,837
Bristol-Myers Squibb Co.	149,259	7,121,147
Eli Lilly & Co.	78,963	10,246,239
Johnson & Johnson	243,464	34,033,832
Merck & Co., Inc.	235,975	19,626,041
Mylan N.V. (a)	46,729	1,324,300
Nektar Therapeutics (a)	15,634	525,302
Perrigo Co. PLC	11,408	549,409
Pfizer, Inc.	508,372	21,590,559
Zoetis, Inc.	43,667	4,395,957
		103,597,623
Professional Services 0.3%
Equifax, Inc.	10,914	1,293,309
IHS Markit, Ltd. (a)	33,282	1,809,875
Nielsen Holdings PLC	32,284	764,162
Robert Half International, Inc.	10,904	710,505
Verisk Analytics, Inc.	14,928	1,985,424
		6,563,275
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	28,850	1,426,633

Road & Rail 1.0%
CSX Corp.	70,952	5,308,629
J.B. Hunt Transport Services, Inc.	7,928	803,027
Kansas City Southern	9,258	1,073,743
Norfolk Southern Corp.	24,491	4,577,123
Union Pacific Corp.	66,193	11,067,469
		22,829,991
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc. (a)	80,140	2,045,173
Analog Devices, Inc.	33,683	3,545,809
Applied Materials, Inc.	86,935	3,447,842
Broadcom, Inc.	36,271	10,907,052
Intel Corp.	411,784	22,112,801
KLA-Tencor Corp.	15,028	1,794,493
Lam Research Corp.	13,950	2,497,190
Maxim Integrated Products, Inc.	25,153	1,337,385
Microchip Technology, Inc. (b)	21,353	1,771,445
Micron Technology, Inc. (a)	101,905	4,211,734
NVIDIA Corp.	55,497	9,965,041
Qorvo, Inc. (a)	11,386	816,718
QUALCOMM, Inc.	109,935	6,269,593
Skyworks Solutions, Inc.	16,219	1,337,743
Texas Instruments, Inc.	85,936	9,115,232
Xilinx, Inc.	22,924	2,906,534
		84,081,785
Software 6.3%
Adobe, Inc. (a)	44,588	11,882,256
ANSYS, Inc. (a)	7,671	1,401,568
Autodesk, Inc. (a)	19,815	3,087,573
Cadence Design Systems, Inc. (a)	25,631	1,627,825
Citrix Systems, Inc.	11,679	1,163,929
Fortinet, Inc. (a)	13,033	1,094,381
Intuit, Inc.	23,684	6,191,234
Microsoft Corp.	701,392	82,722,173
Oracle Corp.	232,950	12,511,745
Red Hat, Inc. (a)	16,075	2,936,903
salesforce.com, Inc. (a)	69,936	11,075,764
Symantec Corp.	58,142	1,336,685
Synopsys, Inc. (a)	13,469	1,550,955
		138,582,991
Specialty Retail 2.3%
Advance Auto Parts, Inc.	6,711	1,144,427
AutoZone, Inc. (a)	2,326	2,382,103
Best Buy Co., Inc.	21,306	1,514,004
CarMax, Inc. (a)	15,575	1,087,135
Foot Locker, Inc.	10,591	641,815
Gap, Inc.	19,658	514,646
Home Depot, Inc.	103,261	19,814,753
L Brands, Inc.	20,693	570,713
Lowe's Cos., Inc.	73,052	7,997,003
O'Reilly Automotive, Inc. (a)	7,165	2,782,170
Ross Stores, Inc.	34,121	3,176,665
Tiffany & Co.	9,873	1,042,095
TJX Cos., Inc.	112,588	5,990,808
Tractor Supply Co.	11,040	1,079,270
Ulta Beauty, Inc. (a)	5,145	1,794,216
		51,531,823
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	409,516	77,787,564
Hewlett Packard Enterprise Co.	126,087	1,945,522
HP, Inc.	140,421	2,728,380
NetApp, Inc.	22,923	1,589,481
Seagate Technology PLC	23,684	1,134,227
Western Digital Corp.	26,402	1,268,880
Xerox Corp.	18,301	585,266
		87,039,320
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings, Ltd. (a)	13,537	619,318
Hanesbrands, Inc.	32,676	584,247
NIKE, Inc., Class B	115,077	9,690,634
PVH Corp.	6,951	847,674
Ralph Lauren Corp.	5,006	649,178
Tapestry, Inc.	26,111	848,346
Under Armour, Inc. (a)
Class A	16,869	356,611
Class C	17,294	326,338
VF Corp.	29,467	2,560,977
		16,483,323
Tobacco 1.0%
Altria Group, Inc.	170,850	9,811,915
Philip Morris International, Inc.	142,351	12,582,405
		22,394,320
Trading Companies & Distributors 0.2%
Fastenal Co.	26,008	1,672,575
United Rentals, Inc. (a)	7,496	856,418
W.W. Grainger, Inc.	4,122	1,240,433
		3,769,426
Water Utilities 0.1%
American Water Works Co., Inc.	16,359	1,705,589

Total Common Stocks(c) (Cost $927,511,566)		2,159,067,410

Short-Term Investments 2.5%
Affiliated Investment Company 0.1%
MainStay U.S. Government Liquidity Fund, 2.29% (d)	748,361	748,361
Total Affiliated Investment Company (Cost $748,361)		748,361

	Principal Amount
U.S. Government & Federal Agencies 2.4%
United States Treasury Bills (f)
1.665%, due 4/4/19	$700,000	699,904
2.357%, due 4/4/19	1,100,000	1,099,787
2.358%, due 4/4/19	2,500,000	2,499,518
2.36%, due 4/4/19	400,000	399,923
2.362%, due 4/4/19	1,000,000	999,806
2.363%, due 4/4/19	700,000	699,864
2.366%, due 4/4/19	700,000	699,865
2.367%, due 4/4/19	1,700,000	1,699,670
2.368%, due 4/4/19	200,000	199,961
2.371%, due 4/4/19	1,200,000	1,199,767
2.374%, due 4/4/19	2,300,000	2,299,553
2.375%, due 4/4/19	1,700,000	1,699,670
2.379%, due 4/4/19	1,900,000	1,899,629
2.381%, due 4/4/19	700,000	699,863
2.381%, due 4/25/19 (e)	1,400,000	1,397,821
2.384%, due 4/4/19	3,500,000	3,499,316
2.386%, due 4/4/19	2,500,000	2,499,511
2.388%, due 4/4/19	3,500,000	3,499,315
2.389%, due 4/4/19	500,000	499,902
2.39%, due 4/4/19	900,000	899,824
2.391%, due 4/4/19	1,300,000	1,299,746
2.394%, due 4/4/19	600,000	599,882
2.395%, due 4/4/19	1,300,000	1,299,745
2.398%, due 4/4/19	400,000	399,921
2.399%, due 4/4/19	100,000	99,980
2.401%, due 4/4/19	2,900,000	2,899,431
2.405%, due 4/4/19	300,000	299,941
2.406%, due 4/4/19	2,500,000	2,499,508
2.407%, due 4/4/19	1,500,000	1,499,705
2.408%, due 4/4/19	600,000	599,881
2.41%, due 4/25/19 (e)	300,000	299,527
2.412%, due 4/4/19	100,000	99,980
2.414%, due 4/4/19	2,600,000	2,599,487
2.415%, due 4/4/19	2,000,000	1,999,605
2.415%, due 4/25/19 (e)	600,000	599,050
2.418%, due 4/4/19	3,000,000	2,999,405
2.419%, due 4/4/19	2,200,000	2,199,563
2.42%, due 4/4/19	1,500,000	1,499,703
2.422%, due 4/4/19	500,000	499,901
2.423%, due 4/25/19 (e)	500,000	499,209
Total U.S. Government & Federal Agencies (Cost $53,885,639)		53,885,639
Total Short-Term Investments (Cost $54,634,000)		54,634,000
Total Investments (Cost $982,145,566)	100.0%	2,213,701,410
Other Assets, Less Liabilities	0.0 ‡	947,292
Net Assets	100.0%	$2,214,648,702

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $2,117,835 and the Portfolio received non-cash collateral in the form of U.S. Treasury securities with a value of $2,168,347.
(c)	The combined market value of common stocks and notional value of Standard & Poor's 500 Index futures contracts represents 99.9% of the Portfolio's net assets.
(d)	Current yield as of March 31, 2019.
(e)	Represents a security, or a portion thereof, was maintained at the broker as collateral for futures contracts.
(f)	Interest rate shown represents yield to maturity.

As of March 31, 2019, the Portfolio held the following futures contracts:

Type	Number of Contracts Long	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
S&P 500 Index Mini	381	June 2019	$53,216,755	$54,060,090	$843,335

1. Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2019.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$2,159,067,410	$—	$—	$2,159,067,410
Short-Term Investments
Affiliated Investment Company	748,361	—	—	748,361
U.S. Government & Federal Agencies	—	53,885,639	—	53,885,639
Total Short-Term Investments	748,361	53,885,639	—	54,634,000
Total Investments in Securities	2,159,815,771	53,885,639	—	2,213,701,410
Other Financial Instruments
Futures Contracts (b)	843,335	—	—	843,335
Total Investments in Securities and Other Financial Instruments	$2,160,659,106	$53,885,639	$—	$2,214,544,745

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP MacKay Small Cap Core Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Shares	Value
Common Stocks 98.6% †
Aerospace & Defense 1.4%
Aerojet Rocketdyne Holdings, Inc. (a)	35,100	$1,247,103
Ducommun, Inc. (a)	21,000	913,920
National Presto Industries, Inc. (b)	8,900	966,095
Vectrus, Inc. (a)	33,400	888,106
		4,015,224
Air Freight & Logistics 0.1%
Hub Group, Inc., Class A (a)	4,400	179,740
Radiant Logistics, Inc. (a)	33,400	210,420
		390,160
Airlines 0.1%
Hawaiian Holdings, Inc.	1,400	36,750
Spirit Airlines, Inc. (a)	3,200	169,152
		205,902
Auto Components 0.2%
Shiloh Industries, Inc. (a)	17,600	96,800
Tower International, Inc.	24,300	511,029
		607,829
Banks 7.8%
ACNB Corp.	500	18,500
Atlantic Capital Bancshares, Inc. (a)	2,900	51,707
Bancorp, Inc. (a)	103,800	838,704
Bank of Commerce Holdings	11,700	123,435
Bank of Princeton	800	25,384
BayCom Corp. (a)	5,000	113,200
BCB Bancorp, Inc.	14,500	194,300
Berkshire Hills Bancorp, Inc.	17,300	471,252
Boston Private Financial Holdings, Inc.	20,300	222,488
Bridge Bancorp, Inc.	19,890	582,777
Cadence Bancorp	30,600	567,630
Cathay General Bancorp	20,600	698,546
Central Valley Community Bancorp	7,100	138,805
Century Bancorp, Inc., Class A	3,800	277,400
Civista Bancshares, Inc.	11,400	248,862
Codorus Valley Bancorp, Inc.	1,296	27,670
County Bancorp, Inc.	300	5,280
Customers Bancorp, Inc. (a)	47,100	862,401
Eagle Bancorp, Inc. (a)	1,300	65,260
Esquire Financial Holdings, Inc. (a)	200	4,552
Farmers National Banc Corp.	14,800	204,092
Financial Institutions, Inc.	27,700	752,886
First BanCorp	58,500	670,410
First Bank	1,600	18,448
First Business Financial Services, Inc.	7,200	144,144
First Choice Bancorp	1,800	38,700
First Financial Corp.	4,100	172,200
First Financial Northwest, Inc.	11,700	184,275
First Foundation, Inc.	65,200	884,764
First Internet Bancorp	25,800	498,714
First Midwest Bancorp, Inc.	30,200	617,892
First of Long Island Corp.	4,200	92,106
First United Corp.	100	1,726
Flushing Financial Corp.	26,700	585,531
Franklin Financial Network, Inc.	29,200	847,092
Great Southern Bancorp, Inc.	4,400	228,360
Hancock Whitney Corp.	12,100	488,840
Hanmi Financial Corp.	43,000	914,610
Hope Bancorp, Inc.	24,200	316,536
Horizon Bancorp, Inc.	1,200	19,308
IberiaBank Corp.	19,200	1,376,832
Independent Bank Corp.	4,000	86,000
LCNB Corp.	9,500	162,925
Metropolitan Bank Holding Corp. (a)	6,600	229,614
MidWestOne Financial Group, Inc.	13,900	378,775
Northeast Bancorp	1,700	35,156
Northrim BanCorp, Inc.	800	27,536
OFG Bancorp	48,500	959,815
Orrstown Financial Services, Inc.	2,900	53,911
Pacific City Financial Corp.	4,400	76,780
Pacific Premier Bancorp, Inc.	20,900	554,477
Parke Bancorp, Inc.	100	2,089
Peapack-Gladstone Financial Corp.	27,700	726,294
RBB Bancorp	25,700	483,160
Renasant Corp.	12,400	419,740
Republic Bancorp, Inc., Class A	9,800	438,256
Smartfinancial, Inc. (a)	7,700	145,607
Southern First Bancshares, Inc. (a)	500	16,935
Southern National Bancorp of Virginia, Inc.	15,700	230,005
TriState Capital Holdings, Inc. (a)	31,700	647,631
United Community Banks, Inc.	18,800	468,684
Unity Bancorp, Inc.	2,300	43,424
Univest Financial Corp.	6,300	154,098
WesBanco, Inc.	25,400	1,009,650
West Bancorp., Inc.	5,850	120,978
		22,067,159
Beverages 1.3%
Boston Beer Co., Inc., Class A (a)	4,000	1,178,920
Coca-Cola Consolidated, Inc.	4,000	1,151,320
Craft Brew Alliance, Inc. (a)	32,500	454,350
Primo Water Corp. (a)	61,400	949,244
		3,733,834
Biotechnology 6.6%
ACADIA Pharmaceuticals, Inc. (a)	20,000	537,000
Acceleron Pharma, Inc. (a)	10,202	475,107
Acorda Therapeutics, Inc. (a)	11,899	158,138
Aimmune Therapeutics, Inc. (a)	12,300	274,905
Amicus Therapeutics, Inc. (a)	46,140	627,504
Anaptysbio, Inc. (a)	5,400	394,470
Arena Pharmaceuticals, Inc. (a)	10,683	478,919
Array BioPharma, Inc. (a)	38,135	929,731
Arrowhead Pharmaceuticals, Inc. (a)(b)	20,400	374,340
Atara Biotherapeutics, Inc. (a)	9,700	385,575
Audentes Therapeutics, Inc. (a)	10,200	398,004
Blueprint Medicines Corp. (a)	7,800	624,390
Clovis Oncology, Inc. (a)	10,600	263,092
Editas Medicine, Inc. (a)	12,700	310,515
Emergent BioSolutions, Inc. (a)	10,192	514,900
Enanta Pharmaceuticals, Inc. (a)	4,200	401,184
FibroGen, Inc. (a)	14,119	767,368
Global Blood Therapeutics, Inc. (a)	9,700	513,421
Halozyme Therapeutics, Inc. (a)	33,500	539,350
Heron Therapeutics, Inc. (a)	14,900	364,156
ImmunoGen, Inc. (a)	40,900	110,839
Immunomedics, Inc. (a)(b)	29,200	560,932
Insmed, Inc. (a)	15,090	438,666
Intercept Pharmaceuticals, Inc. (a)	4,800	536,928
Iovance Biotherapeutics, Inc. (a)	26,100	248,211
Ironwood Pharmaceuticals, Inc. (a)	31,652	428,252
Ligand Pharmaceuticals, Inc. (a)	4,027	506,234
Madrigal Pharmaceuticals, Inc. (a)(b)	1,900	237,994
Momenta Pharmaceuticals, Inc. (a)	19,069	277,073
Myriad Genetics, Inc. (a)	12,910	428,612
OPKO Health, Inc. (a)	72,000	187,920
Portola Pharmaceuticals, Inc. (a)(b)	13,342	462,967
Prothena Corp. PLC (a)	16,407	199,017
PTC Therapeutics, Inc. (a)	10,100	380,164
Puma Biotechnology, Inc. (a)	8,374	324,827
Radius Health, Inc. (a)	17,233	343,626
REGENXBIO, Inc. (a)	6,700	383,977
Repligen Corp. (a)	10,576	624,830
Retrophin, Inc. (a)	15,800	357,554
Sangamo Therapeutics, Inc. (a)	24,400	232,776
Spark Therapeutics, Inc. (a)	5,516	628,162
Spectrum Pharmaceuticals, Inc. (a)	23,415	250,306
Ultragenyx Pharmaceutical, Inc. (a)	10,544	731,332
Vanda Pharmaceuticals, Inc. (a)	12,400	228,160
Xencor, Inc. (a)	11,831	367,471
		18,808,899
Building Products 0.7%
Armstrong Flooring, Inc. (a)	65,900	896,240
Patrick Industries, Inc. (a)	18,100	820,292
Quanex Building Products Corp.	19,400	308,266
		2,024,798
Capital Markets 0.2%
Donnelley Financial Solutions, Inc. (a)	5,600	83,328
GAIN Capital Holdings, Inc. (b)	36,400	228,592
INTL FCStone, Inc. (a)	8,000	310,080
Ladenburg Thalmann Financial Services, Inc.	24,300	68,769
		690,769
Chemicals 1.4%
AdvanSix, Inc. (a)	28,800	822,816
Futurefuel Corp.	17,400	233,160
Hawkins, Inc.	5,400	198,882
Intrepid Potash, Inc. (a)	1,600	6,064
Kraton Corp. (a)	1,100	35,398
OMNOVA Solutions, Inc. (a)	18,900	132,678
Rayonier Advanced Materials, Inc.	20,900	283,404
Stepan Co.	12,300	1,076,496
Tredegar Corp.	40,300	650,442
Trinseo S.A.	13,900	629,670
		4,069,010
Commercial Services & Supplies 1.7%
ABM Industries, Inc.	30,400	1,105,040
CECO Environmental Corp. (a)	12,700	91,440
Herman Miller, Inc.	13,200	464,376
HNI Corp.	13,400	486,286
Quad/Graphics, Inc.	73,000	868,700
R.R. Donnelley & Sons Co.	180,600	852,432
Steelcase, Inc., Class A	61,600	896,280
		4,764,554
Communications Equipment 0.9%
ADTRAN, Inc.	3,300	45,210
CalAmp Corp. (a)	4,800	60,384
Ciena Corp. (a)	20,500	765,470
Clearfield, Inc. (a)	800	11,760
Comtech Telecommunications Corp.	1,600	37,152
DASAN Zhone Solutions, Inc. (a)	300	3,207
Digi International, Inc. (a)	19,600	248,332
InterDigital, Inc.	4,700	310,106
NetScout Systems, Inc. (a)	20,500	575,435
Viavi Solutions, Inc. (a)	31,400	388,732
		2,445,788
Construction & Engineering 1.2%
Comfort Systems USA, Inc.	20,300	1,063,517
Great Lakes Dredge & Dock Corp. (a)	86,200	768,042
HC2 Holdings, Inc. (a)(b)	44,700	109,515
MYR Group, Inc. (a)	16,000	554,080
Orion Group Holdings, Inc. (a)	5,800	16,936
Sterling Construction Co., Inc. (a)	63,900	800,028
Tutor Perini Corp. (a)	6,900	118,128
		3,430,246
Consumer Finance 0.9%
Elevate Credit, Inc. (a)	5,800	25,172
Enova International, Inc. (a)	38,800	885,416
EZCORP, Inc., Class A (a)	96,000	894,720
Green Dot Corp., Class A (a)	12,300	745,995
		2,551,303
Distributors 0.4%
Core-Mark Holding Co., Inc.	29,500	1,095,335

Diversified Consumer Services 1.4%
Adtalem Global Education, Inc. (a)	1,600	74,112
American Public Education, Inc. (a)	26,100	786,132
Houghton Mifflin Harcourt Co. (a)	130,400	948,008
K12, Inc. (a)	31,500	1,075,095
Laureate Education, Inc., Class A (a)	70,300	1,052,391
		3,935,738
Diversified Financial Services 0.2%
Cannae Holdings, Inc. (a)	23,900	579,814
Marlin Business Services Corp.	2,800	60,200
		640,014
Diversified Telecommunication Services 0.3%
ATN International, Inc.	15,100	851,489
Consolidated Communications Holdings, Inc. (b)	11,800	128,738
		980,227
Electric Utilities 0.2%
Portland General Electric Co.	3,500	181,440
Spark Energy, Inc., Class A	34,000	302,940
		484,380
Electrical Equipment 2.1%
Allied Motion Technologies, Inc.	20,900	718,542
Atkore International Group, Inc. (a)	43,100	927,943
AZZ, Inc.	13,500	552,555
Encore Wire Corp.	17,700	1,012,794
EnerSys	17,400	1,133,784
Generac Holdings, Inc. (a)	24,900	1,275,627
Preformed Line Products Co.	1,400	74,326
TPI Composites, Inc. (a)	11,800	337,716
		6,033,287
Electronic Equipment, Instruments & Components 2.3%
Anixter International, Inc. (a)	4,200	235,662
AVX Corp.	6,500	112,710
Badger Meter, Inc.	1,900	105,716
Bel Fuse, Inc., Class B	750	18,960
Belden, Inc.	5,600	300,720
Benchmark Electronics, Inc.	6,600	173,250
ePlus, Inc. (a)	2,000	177,080
II-VI, Inc. (a)	8,900	331,436
Insight Enterprises, Inc. (a)	18,100	996,586
KEMET Corp.	8,100	137,457
Kimball Electronics, Inc. (a)	4,300	66,607
OSI Systems, Inc. (a)	2,400	210,240
PC Connection, Inc.	1,600	58,672
Plexus Corp. (a)	4,400	268,180
Sanmina Corp. (a)	25,874	746,465
ScanSource, Inc. (a)	8,400	300,888
SYNNEX Corp.	6,000	572,340
Tech Data Corp. (a)	9,300	952,413
TTM Technologies, Inc. (a)	13,100	153,663
Vishay Intertechnology, Inc.	39,500	729,565
		6,648,610
Energy Equipment & Services 1.4%
Basic Energy Services, Inc. (a)	8,300	31,540
C&J Energy Services, Inc. (a)	2,800	43,456
Dawson Geophysical Co. (a)	16,000	46,880
Era Group, Inc. (a)	800	9,232
Exterran Corp. (a)	23,000	387,550
Keane Group, Inc. (a)	56,900	619,641
Mammoth Energy Services, Inc.	44,100	734,265
Matrix Service Co. (a)	44,600	873,268
ProPetro Holding Corp. (a)	52,500	1,183,350
		3,929,182
Entertainment 1.2%
AMC Entertainment Holdings, Inc., Class A (b)	64,100	951,885
Glu Mobile, Inc. (a)	102,500	1,121,350
Marcus Corp.	23,500	941,175
Rosetta Stone, Inc. (a)	4,800	104,880
World Wrestling Entertainment, Inc., Class A	1,900	164,882
		3,284,172
Equity Real Estate Investment Trusts 4.7%
Americold Realty Trust	43,700	1,333,287
Ashford Hospitality Trust, Inc.	167,900	797,525
Braemar Hotels & Resorts, Inc.	71,800	876,678
CareTrust REIT, Inc.	11,300	265,098
CBL & Associates Properties, Inc. (b)	186,200	288,610
Chatham Lodging Trust	3,600	69,264
Corepoint Lodging, Inc.	64,200	717,114
DiamondRock Hospitality Co.	76,500	828,495
EastGroup Properties, Inc.	6,500	725,660
GEO Group, Inc.	58,000	1,113,600
Lexington Realty Trust	2,800	25,368
New Senior Investment Group, Inc.	11,600	63,220
Nexpoint Residential Trust, Inc.	12,600	483,084
Preferred Apartment Communities, Inc., Class A	20,900	309,738
PS Business Parks, Inc.	5,300	831,199
RLJ Lodging Trust	17,700	310,989
Ryman Hospitality Properties, Inc.	16,764	1,378,671
Sabra Health Care REIT, Inc.	22,100	430,287
Sunstone Hotel Investors, Inc.	67,800	976,320
Tanger Factory Outlet Centers, Inc.	10,800	226,584
Washington Prime Group, Inc. (b)	17,200	97,180
Xenia Hotels & Resorts, Inc.	57,200	1,253,252
		13,401,223
Food & Staples Retailing 1.1%
Ingles Markets, Inc., Class A	6,200	171,244
Natural Grocers by Vitamin Cottage, Inc. (a)	63,600	760,020
Performance Food Group Co. (a)	36,800	1,458,752
Smart & Final Stores, Inc. (a)	54,200	267,748
Village Super Market, Inc., Class A	6,300	172,179
Weis Markets, Inc.	3,900	159,159
		2,989,102
Food Products 0.5%
Darling Ingredients, Inc. (a)	10,000	216,500
Fresh Del Monte Produce, Inc.	9,900	267,597
John B. Sanfilippo & Son, Inc.	10,900	783,383
Seneca Foods Corp., Class A (a)	600	14,760
		1,282,240
Gas Utilities 0.9%
Chesapeake Utilities Corp.	8,500	775,285
New Jersey Resources Corp.	29,800	1,483,742
ONE Gas, Inc.	2,100	186,963
		2,445,990
Health Care Equipment & Supplies 3.2%
Accuray, Inc. (a)	186,500	889,605
AngioDynamics, Inc. (a)	23,800	544,068
FONAR Corp. (a)	12,300	251,781
Haemonetics Corp. (a)	11,600	1,014,768
Integer Holdings Corp. (a)	14,300	1,078,506
Lantheus Holdings, Inc. (a)	41,200	1,008,576
Meridian Bioscience, Inc.	5,800	102,138
Merit Medical Systems, Inc. (a)	7,500	463,725
Novocure, Ltd. (a)	10,300	496,151
NuVasive, Inc. (a)	22,100	1,255,059
Orthofix Medical, Inc. (a)	8,100	456,921
RTI Surgical Holdings, Inc. (a)	31,500	189,315
SeaSpine Holdings Corp. (a)	34,300	517,244
Surmodics, Inc. (a)	18,800	817,424
		9,085,281
Health Care Providers & Services 2.1%
Amedisys, Inc. (a)	10,500	1,294,230
Cross Country Healthcare, Inc. (a)	20,900	146,927
Ensign Group, Inc.	24,100	1,233,679
Genesis Healthcare, Inc. (a)	47,000	67,680
HealthEquity, Inc. (a)	4,000	295,920
RadNet, Inc. (a)	61,500	761,985
Tenet Healthcare Corp. (a)	41,100	1,185,324
Triple-S Management Corp., Class B (a)	36,938	842,925
		5,828,670
Health Care Technology 1.2%
Computer Programs & Systems, Inc.	4,600	136,574
HealthStream, Inc. (a)	5,100	143,106
HMS Holdings Corp. (a)	38,000	1,125,180
NextGen Healthcare, Inc. (a)	45,500	765,765
Omnicell, Inc. (a)	15,600	1,261,104
		3,431,729
Hotels, Restaurants & Leisure 2.9%
BJ's Restaurants, Inc.	12,000	567,360
Bloomin' Brands, Inc.	43,177	882,970
Brinker International, Inc.	19,100	847,658
Carrols Restaurant Group, Inc. (a)	67,100	668,987
Chuy's Holdings, Inc. (a)	7,900	179,883
Dave & Buster's Entertainment, Inc.	19,100	952,517
El Pollo Loco Holdings, Inc. (a)	43,400	564,634
Fiesta Restaurant Group, Inc. (a)	37,200	487,692
Habit Restaurants, Inc., Class A (a)	66,000	714,120
J. Alexander's Holdings, Inc. (a)	28,900	283,798
Lindblad Expeditions Holdings, Inc. (a)	2,500	38,125
Potbelly Corp. (a)	77,000	655,270
SeaWorld Entertainment, Inc. (a)	41,300	1,063,888
Texas Roadhouse, Inc.	1,200	74,628
Town Sports International Holdings, Inc. (a)	54,200	257,992
		8,239,522
Household Durables 1.0%
Bassett Furniture Industries, Inc.	700	11,487
Ethan Allen Interiors, Inc.	8,900	170,257
Flexsteel Industries, Inc.	6,900	160,011
Hamilton Beach Brands Holding Co.	1,700	36,482
Helen of Troy, Ltd. (a)	1,600	185,536
Hooker Furniture Corp.	4,300	123,969
La-Z-Boy, Inc.	32,300	1,065,577
Turtle Beach Corp. (a)(b)	45,600	518,016
ZAGG, Inc. (a)	67,300	610,411
		2,881,746
Independent Power & Renewable Electricity Producers 0.2%
Atlantic Power Corp. (a)(b)	175,100	441,252

Insurance 3.5%
American Equity Investment Life Holding Co.	40,200	1,086,204
Argo Group International Holdings, Ltd.	16,500	1,165,890
Crawford & Co., Class B	11,100	101,343
Employers Holdings, Inc.	14,100	565,551
Fednat Holding Co.	24,200	388,168
Genworth Financial, Inc., Class A (a)	288,100	1,103,423
Hallmark Financial Services, Inc. (a)	3,000	31,200
HCI Group, Inc.	17,500	747,775
Heritage Insurance Holdings, Inc.	44,100	643,860
Independence Holding Co.	2,300	81,075
Kemper Corp.	14,200	1,081,188
National General Holdings Corp.	42,700	1,013,271
Stewart Information Services Corp.	19,400	828,186
Tiptree, Inc.	7,000	44,310
United Fire Group, Inc.	1,500	65,565
Universal Insurance Holdings, Inc.	31,700	982,700
		9,929,709
Interactive Media & Services 1.3%
Care.com, Inc. (a)	21,000	414,960
Liberty TripAdvisor Holdings, Inc., Class A (a)	69,600	987,624
Meet Group, Inc. (a)	164,500	827,435
QuinStreet, Inc. (a)	71,300	954,707
Travelzoo (a)	45,900	615,060
		3,799,786
Internet & Direct Marketing Retail 1.1%
1-800-Flowers.com, Inc., Class A (a)	51,600	940,668
Etsy, Inc. (a)	12,600	846,972
Groupon, Inc. (a)	183,900	652,845
Lands' End, Inc. (a)(b)	49,000	813,890
		3,254,375
IT Services 2.1%
CACI International, Inc., Class A (a)	3,400	618,868
Carbonite, Inc. (a)	19,100	473,871
Cardtronics PLC, Class A (a)	28,200	1,003,356
Endurance International Group Holdings, Inc. (a)	21,900	158,775
Everi Holdings, Inc. (a)	4,500	47,340
EVERTEC, Inc.	8,700	241,947
Liveramp Holdings, Inc. (a)	7,000	381,990
MAXIMUS, Inc.	8,900	631,722
MoneyGram International, Inc. (a)	19,400	39,576
Perficient, Inc. (a)	4,700	128,733
Perspecta, Inc.	20,800	420,576
Presidio, Inc.	50,800	751,840
Science Applications International Corp.	7,200	554,040
Sykes Enterprises, Inc. (a)	5,600	158,368
TTEC Holdings, Inc.	2,000	72,460
Unisys Corp. (a)	7,100	82,857
Virtusa Corp. (a)	4,000	213,800
		5,980,119
Leisure Products 0.1%
Mastercraft Boat Holdings, Inc. (a)	16,000	361,120

Life Sciences Tools & Services 1.7%
Enzo Biochem, Inc. (a)	10,000	27,300
Fluidigm Corp. (a)	72,500	963,525
Harvard Bioscience, Inc. (a)	26,900	115,939
Luminex Corp.	5,800	133,458
Medpace Holdings, Inc. (a)	18,600	1,096,842
NanoString Technologies, Inc. (a)	34,000	813,620
NeoGenomics, Inc. (a)	54,400	1,113,024
Syneos Health, Inc. (a)	12,425	643,118
		4,906,826
Machinery 2.7%
Blue Bird Corp. (a)	3,200	54,176
Commercial Vehicle Group, Inc. (a)	22,800	174,876
Global Brass & Copper Holdings, Inc.	29,200	1,005,648
Harsco Corp. (a)	49,600	999,936
Hillenbrand, Inc.	16,400	681,092
Hyster-Yale Materials Handling, Inc.	11,500	717,140
L.B. Foster Co., Class A (a)	17,500	329,350
Meritor, Inc. (a)	50,900	1,035,815
Miller Industries, Inc.	16,900	521,365
Mueller Industries, Inc.	22,400	702,016
Park-Ohio Holdings Corp.	8,800	284,944
TriMas Corp. (a)	17,000	513,910
Wabash National Corp.	48,200	653,110
		7,673,378
Marine 0.1%
Matson, Inc.	5,200	187,668

Media 2.0%
Beasley Broadcast Group, Inc., Class A	2,000	7,960
E.W. Scripps Co., Class A	19,100	401,100
Entravision Communications Corp., Class A	117,300	380,052
Gannett Co., Inc.	94,200	992,868
Gray Television, Inc. (a)	49,700	1,061,592
National Cinemedia, Inc.	21,300	150,165
New Media Investment Group, Inc.	51,900	544,950
Scholastic Corp.	16,600	660,016
Sinclair Broadcast Group, Inc., Class A	31,200	1,200,576
Tribune Publishing Co. (a)	34,400	405,576
		5,804,855
Metals & Mining 1.0%
Ryerson Holding Corp. (a)	22,000	188,320
Schnitzer Steel Industries, Inc., Class A	40,200	964,800
SunCoke Energy, Inc. (a)	72,100	612,129
Warrior Met Coal, Inc.	36,900	1,121,760
		2,887,009
Mortgage Real Estate Investment Trusts 1.1%
Arbor Realty Trust, Inc. (b)	64,315	834,165
Cherry Hill Mortgage Investment Corp.	50,000	861,000
Ladder Capital Corp.	57,000	970,140
PennyMac Mortgage Investment Trust	20,400	422,484
		3,087,789
Oil, Gas & Consumable Fuels 3.1%
Adams Resources & Energy, Inc.	300	11,718
Clean Energy Fuels Corp. (a)	212,800	657,552
Cloud Peak Energy, Inc. (a)(b)	95,000	9,975
CONSOL Energy, Inc. (a)	26,900	920,518
CVR Energy, Inc.	24,400	1,005,280
Delek U.S. Holdings, Inc.	35,600	1,296,552
Green Plains, Inc.	27,800	463,704
Hallador Energy Co.	25,500	134,130
Midstates Petroleum Co., Inc. (a)	17,900	174,883
NACCO Industries, Inc., Class A	900	34,398
Overseas Shipholding Group, Inc., Class A (a)	200,100	458,229
Par Pacific Holdings, Inc. (a)	56,000	997,360
Peabody Energy Corp.	38,700	1,096,371
Penn Virginia Corp. (a)	3,700	163,170
Renewable Energy Group, Inc. (a)	40,100	880,596
REX American Resources Corp. (a)	800	64,488
Sandridge Energy, Inc. (a)	55,300	443,506
SilverBow Resources, Inc. (a)	4,400	101,200
		8,913,630
Paper & Forest Products 0.4%
Verso Corp., Class A (a)	48,500	1,038,870

Personal Products 0.2%
Natural Health Trends Corp. (b)	33,000	427,680
Nature's Sunshine Products, Inc. (a)	600	5,574
		433,254
Pharmaceuticals 2.6%
Akorn, Inc. (a)	14,500	51,040
Amphastar Pharmaceuticals, Inc. (a)	40,100	819,243
ANI Pharmaceuticals, Inc. (a)	3,200	225,728
Aquestive Therapeutics, Inc. (a)	10,300	71,173
Aratana Therapeutics, Inc. (a)	70,300	253,080
Assertio Therapeutics, Inc. (a)	30,700	155,649
Collegium Pharmaceutical, Inc. (a)	25,900	392,126
DURECT Corp. (a)	89,300	55,893
Endo International PLC (a)	31,300	251,339
Horizon Pharma PLC (a)	55,400	1,464,222
Mallinckrodt PLC (a)	49,800	1,082,652
Pacira Pharmaceuticals, Inc. (a)	27,000	1,027,620
Phibro Animal Health Corp., Class A	30,500	1,006,500
Siga Technologies, Inc. (a)(b)	65,200	391,852
Supernus Pharmaceuticals, Inc. (a)	6,100	213,744
		7,461,861
Professional Services 2.2%
Barrett Business Services, Inc.	12,200	943,426
BG Staffing, Inc.	25,100	548,184
CRA International, Inc.	331	16,729
FTI Consulting, Inc. (a)	17,000	1,305,940
Heidrick & Struggles International, Inc.	23,300	893,089
InnerWorkings, Inc. (a)	18,600	67,332
Insperity, Inc.	6,000	741,960
Kelly Services, Inc., Class A	14,100	311,046
Kforce, Inc.	26,700	937,704
TrueBlue, Inc. (a)	25,908	612,465
		6,377,875
Real Estate Management & Development 1.0%
Altisource Portfolio Solutions S.A. (a)	36,100	854,487
Marcus & Millichap, Inc. (a)	25,000	1,018,250
RMR Group, Inc., Class A	14,000	853,720
		2,726,457
Road & Rail 0.5%
ArcBest Corp.	25,300	778,987
USA Truck, Inc. (a)	5,200	75,088
YRC Worldwide, Inc. (a)	70,900	474,321
		1,328,396
Semiconductors & Semiconductor Equipment 2.1%
Advanced Energy Industries, Inc. (a)	5,100	253,368
Alpha & Omega Semiconductor, Ltd. (a)	1,800	20,718
Amkor Technology, Inc. (a)	14,400	122,976
Cabot Microelectronics Corp.	4,100	459,036
Cirrus Logic, Inc. (a)	8,500	357,595
Cree, Inc. (a)	1,000	57,220
Diodes, Inc. (a)	5,500	190,850
Entegris, Inc.	19,900	710,231
Ichor Holdings, Ltd. (a)	1,500	33,870
Lattice Semiconductor Corp. (a)	72,700	867,311
Nanometrics, Inc. (a)	14,000	432,320
Photronics, Inc. (a)	26,900	254,205
Rambus, Inc. (a)	15,200	158,840
Rudolph Technologies, Inc. (a)	4,400	100,320
Semtech Corp. (a)	4,800	244,368
Synaptics, Inc. (a)	24,320	966,720
Xperi Corp.	37,400	875,160
		6,105,108
Software 6.5%
ACI Worldwide, Inc. (a)	16,200	532,494
Alarm.com Holdings, Inc. (a)	4,300	279,070
Altair Engineering, Inc., Class A (a)	1,700	62,577
Alteryx, Inc., Class A (a)(b)	14,100	1,182,567
AppFolio, Inc., Class A (a)	2,100	166,740
Avaya Holdings Corp. (a)	61,800	1,040,094
Benefitfocus, Inc. (a)(b)	3,200	158,464
Blackbaud, Inc.	6,900	550,137
Blackline, Inc. (a)	2,500	115,800
Cision, Ltd. (a)	9,500	130,815
Cloudera, Inc. (a)	13,100	143,314
CommVault Systems, Inc. (a)	5,400	349,596
Cornerstone OnDemand, Inc. (a)	7,700	421,806
Coupa Software, Inc. (a)	7,700	700,546
Ebix, Inc. (b)	16,600	819,542
Egain Corp. (a)	12,100	126,445
Envestnet, Inc. (a)	3,000	196,170
Everbridge, Inc. (a)	3,800	285,038
Five9, Inc. (a)	8,100	427,923
HubSpot, Inc. (a)	5,300	880,913
j2 Global, Inc.	15,200	1,316,320
LivePerson, Inc. (a)	8,400	243,768
MicroStrategy, Inc., Class A (a)	1,400	201,950
Monotype Imaging Holdings, Inc.	5,800	115,362
New Relic, Inc. (a)	6,600	651,420
OneSpan, Inc. (a)	4,200	80,724
Paylocity Holding Corp. (a)	12,100	1,079,199
Progress Software Corp.	6,400	283,968
Q2 Holdings, Inc. (a)	3,200	221,632
QAD, Inc., Class A	1,500	64,605
Ringcentral, Inc., Class A (a)	6,900	743,820
SailPoint Technologies Holding, Inc. (a)	9,800	281,456
SPS Commerce, Inc. (a)	9,200	975,752
Telaria, Inc. (a)	3,000	19,020
TiVo Corp.	16,800	156,576
Trade Desk, Inc., Class A (a)	4,600	910,570
Upland Software, Inc. (a)	2,300	97,428
Verint Systems, Inc. (a)	8,900	532,754
Workiva, Inc. (a)	3,900	197,730
Zix Corp. (a)	109,700	754,736
Zscaler, Inc. (a)	13,600	964,648
		18,463,489
Specialty Retail 3.7%
Abercrombie & Fitch Co., Class A	15,000	411,150
Ascena Retail Group, Inc. (a)	229,800	248,184
Barnes & Noble Education, Inc. (a)	64,700	271,740
Barnes & Noble, Inc.	115,100	624,993
Cato Corp., Class A	5,600	83,888
Chico's FAS, Inc.	46,900	200,263
Citi Trends, Inc.	4,800	92,688
Express, Inc. (a)	89,400	382,632
Five Below, Inc. (a)	5,400	670,950
GameStop Corp., Class A (b)	90,900	923,544
Genesco, Inc. (a)	21,800	992,990
Haverty Furniture Cos., Inc.	5,800	126,904
Hibbett Sports, Inc. (a)	27,700	631,837
J. Jill, Inc.	2,000	10,980
Kirkland's, Inc. (a)	59,300	416,879
Murphy USA, Inc. (a)	7,000	599,340
Office Depot, Inc.	326,600	1,185,558
Rent-A-Center, Inc. (a)	50,000	1,043,500
RTW Retailwinds, Inc. (a)	72,000	172,800
Shoe Carnival, Inc. (b)	10,400	353,912
Signet Jewelers, Ltd.	38,700	1,051,092
Tailored Brands, Inc.	6,800	53,312
		10,549,136
Technology Hardware, Storage & Peripherals 0.2%
Avid Technology, Inc. (a)	20,700	154,215
Electronics for Imaging, Inc. (a)	6,300	169,470
Immersion Corp. (a)	18,100	152,583
		476,268
Textiles, Apparel & Luxury Goods 1.3%
Crocs, Inc. (a)	39,200	1,009,400
Deckers Outdoor Corp. (a)	9,900	1,455,201
Fossil Group, Inc. (a)(b)	33,500	459,620
Rocky Brands, Inc.	19,900	476,804
Vera Bradley, Inc. (a)	15,500	205,375
		3,606,400
Thrifts & Mortgage Finance 2.0%
Bridgewater Bancshares, Inc. (a)	17,700	182,487
Dime Community Bancshares, Inc.	48,100	900,913
Entegra Financial Corp. (a)	1,500	33,675
Flagstar Bancorp, Inc.	31,000	1,020,520
FS Bancorp, Inc.	5,200	262,496
HFF, Inc., Class A	15,900	759,225
Luther Burbank Corp.	16,000	161,600
Merchants Bancorp	2,900	62,350
MGIC Investment Corp. (a)	8,300	109,477
NMI Holdings, Inc., Class A (a)	40,600	1,050,322
OP Bancorp.	4,100	35,875
Radian Group, Inc.	36,900	765,306
Riverview Bancorp, Inc.	2,500	18,275
Sterling Bancorp, Inc.	15,700	159,198
Territorial Bancorp, Inc.	5,700	153,387
		5,675,106
Tobacco 0.9%
Turning Point Brands, Inc.	19,600	903,364
Universal Corp.	18,000	1,037,340
Vector Group, Ltd.	66,500	717,535
		2,658,239
Trading Companies & Distributors 1.3%
BMC Stock Holdings, Inc. (a)	55,300	977,151
Foundation Building Materials, Inc. (a)	6,300	61,992
General Finance Corp. (a)	28,900	269,637
Rush Enterprises, Inc.
Class A	17,500	731,675
Class B	5,100	211,803
Titan Machinery, Inc. (a)	45,900	714,204
Veritiv Corp. (a)	26,000	684,320
		3,650,782
Water Utilities 1.8%
American States Water Co.	17,500	1,247,750
Aquaventure Holdings, Ltd. (a)	29,700	574,695
Artesian Resources Corp., Class A	2,700	100,629
California Water Service Group	23,000	1,248,440
Consolidated Water Co., Ltd.	13,100	168,597
Global Water Resources, Inc.	3,500	34,335
Middlesex Water Co.	15,100	845,449
SJW Corp.	13,500	833,490
		5,053,385
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications Co.	17,600	780,736
Total Common Stocks (Cost $283,950,324)		280,034,801

Convertible Preferred Stocks 0.0%‡
Media 0.0% ‡
GCI Liberty, Inc. 7.00%	1,040	25,511
Total Convertible Preferred Stocks (Cost $19,365)		25,511

Exchange-Traded Funds 1.3%
iShares Russell 2000 ETF	24,306	3,721,006
Total Exchange-Traded Funds (Cost $3,755,003)		3,721,006

Short-Term Investment 0.1%
Affiliated Investment Company 0.1%
MainStay U.S. Government Liquidity Fund, 2.29% (c)	215,275	215,275
Total Short-Term Investment (Cost $215,275)		215,275

Investment of Cash Collateral For Securities Loaned 1.3%
Unaffiliated Investment Company 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (c)	3,636,125	3,636,125
Total Investment of Cash Collateral For Securities Loaned (Cost $3,636,125)		3,636,125
Total Investments (Cost $291,576,092)	101.3%	287,632,718
Other Assets, Less Liabilities	(1.3)	(3,730,822)
Net Assets	100.0%	$283,901,896

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $7,090,979; the total market value of collateral held by the Portfolio was $7,431,237. The market value of the collateral held includes non-cash collateral in the form of U.S. Treasury securities with a value of $3,795,112.
(c)	Current yield as of March 31, 2019.

The following abbreviation is used in the preceding pages:
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$280,034,801	$—	$—	$280,034,801
Convertible Preferred Stocks	25,511	—	—	25,511
Exchange-Traded Funds	3,721,006	—	—	3,721,006
Short-Term Investment
Affiliated Investment Company	215,275	—	—	215,275
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	3,636,125	—	—	3,636,125
Total Investments in Securities	$287,632,718	$—	$—	$287,632,718

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP T. Rowe Price Equity Income Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 0.5% †
Convertible Bonds 0.2%
Insurance 0.2%
AXA S.A. 7.25%, due 5/15/21 (a)	$1,495,000	$1,502,647

Total Convertible Bonds (Cost $1,495,246)		1,502,647

Corporate Bonds 0.3%
Toys, Games & Hobbies 0.3%
Mattel, Inc. 6.75%, due 12/31/25 (a)	2,331,000	2,293,121

Total Corporate Bonds (Cost $2,291,020)		2,293,121

Total Long-Term Bonds (Cost $3,786,266)		3,795,768

	Shares
Common Stocks 94.6%
Aerospace & Defense 3.7%
Boeing Co.	37,676	14,370,380
Harris Corp.	75,476	12,054,272
Northrop Grumman Corp.	1,800	485,280
		26,909,932
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	88,800	9,922,512

Airlines 1.4%
Alaska Air Group, Inc.	82,756	4,644,267
Delta Air Lines, Inc.	64,600	3,336,590
Southwest Airlines Co.	40,600	2,107,546
		10,088,403
Auto Components 0.1%
Adient PLC	48,800	632,448

Banks 10.9%
Bank of America Corp.	15,100	416,609
Citigroup, Inc.	87,991	5,474,800
Fifth Third Bancorp	361,900	9,127,118
JPMorgan Chase & Co.	222,566	22,530,356
KeyCorp	85,299	1,343,459
PNC Financial Services Group, Inc.	59,800	7,335,068
U.S. Bancorp	201,030	9,687,636
Wells Fargo & Co.	504,057	24,356,034
		80,271,080
Beverages 0.5%
PepsiCo., Inc.	27,469	3,366,326

Biotechnology 1.2%
Gilead Sciences, Inc.	133,000	8,646,330

Building Products 1.5%
Johnson Controls International PLC	292,732	10,813,520

Capital Markets 4.7%
Ameriprise Financial, Inc.	10,500	1,345,050
Bank of New York Mellon Corp.	56,100	2,829,123
Franklin Resources, Inc.	198,205	6,568,514
Morgan Stanley	284,900	12,022,780
Northern Trust Corp.	23,800	2,151,758
State Street Corp.	142,700	9,391,087
		34,308,312
Chemicals 3.1%
Akzo Nobel N.V.	12,519	1,109,272
CF Industries Holdings, Inc.	148,100	6,054,328
DowDuPont, Inc.	272,899	14,548,245
PPG Industries, Inc.	8,100	914,247
		22,626,092
Commercial Services & Supplies 0.6%
Stericycle, Inc. (b)	84,000	4,571,280

Communications Equipment 1.9%
Cisco Systems, Inc.	253,570	13,690,244

Construction Materials 0.3%
Vulcan Materials Co.	19,100	2,261,440

Containers & Packaging 0.9%
International Paper Co.	149,400	6,912,738

Diversified Financial Services 0.1%
AXA Equitable Holdings, Inc.	26,883	541,424

Diversified Telecommunication Services 3.3%
AT&T, Inc.	121,545	3,811,651
CenturyLink, Inc.	81,600	978,384
Telefonica S.A.	490,549	4,109,993
Verizon Communications, Inc.	262,340	15,512,164
		24,412,192
Electric Utilities 4.0%
Duke Energy Corp.	40,400	3,636,000
Edison International	81,344	5,036,820
Evergy, Inc.	56,459	3,277,445
PG&E Corp. (b)	87,120	1,550,736
Southern Co.	311,795	16,113,566
		29,614,567
Electrical Equipment 0.8%
Emerson Electric Co.	63,807	4,368,865
nVent Electric PLC	56,900	1,535,162
		5,904,027
Electronic Equipment, Instruments & Components 0.1%
TE Connectivity, Ltd.	14,061	1,135,426

Entertainment 0.3%
Walt Disney Co.	23,055	2,559,797

Equity Real Estate Investment Trusts 3.1%
Equity Residential	94,439	7,113,145
Rayonier, Inc.	144,165	4,544,081
SL Green Realty Corp.	46,747	4,203,490
Weyerhaeuser Co.	251,700	6,629,778
		22,490,494
Food & Staples Retailing 1.0%
Walmart, Inc.	74,739	7,289,295

Food Products 3.2%
Archer-Daniels-Midland Co.	24,200	1,043,746
Bunge, Ltd.	43,300	2,297,931
Conagra Brands, Inc.	276,861	7,680,124
Kellogg Co.	24,300	1,394,334
Tyson Foods, Inc., Class A	159,614	11,082,000
		23,498,135
Health Care Equipment & Supplies 1.8%
Becton Dickinson & Co.	10,657	2,661,373
Medtronic PLC	106,079	9,661,675
Zimmer Biomet Holdings, Inc.	10,300	1,315,310
		13,638,358
Health Care Providers & Services 2.7%
Anthem, Inc.	43,558	12,500,275
CVS Health Corp.	137,837	7,433,549
		19,933,824
Hotels, Restaurants & Leisure 1.0%
Las Vegas Sands Corp.	119,678	7,295,571

Household Products 1.6%
Kimberly-Clark Corp.	96,200	11,919,180

Industrial Conglomerates 0.8%
General Electric Co.	564,000	5,634,360

Insurance 6.8%
American International Group, Inc.	227,509	9,796,537
Brighthouse Financial, Inc. (b)	94,434	3,427,010
Chubb, Ltd.	89,617	12,553,549
Loews Corp.	167,191	8,013,465
Marsh & McLennan Cos., Inc.	29,874	2,805,169
MetLife, Inc.	213,952	9,107,937
Willis Towers Watson PLC	24,933	4,379,481
		50,083,148
Leisure Products 0.5%
Mattel, Inc. (b)(c)	266,923	3,469,999

Machinery 0.7%
Flowserve Corp.	7,735	349,158
Illinois Tool Works, Inc.	7,884	1,131,591
PACCAR, Inc.	31,500	2,146,410
Pentair PLC	28,400	1,264,084
Wabtec Corp.	2,788	205,531
		5,096,774
Media 2.5%
Comcast Corp., Class A	211,561	8,458,209
Fox Corp., Class B (b)	136,198	4,886,784
News Corp., Class A	411,415	5,118,003
		18,462,996
Metals & Mining 0.2%
Nucor Corp.	29,000	1,692,150

Multi-Utilities 1.9%
NiSource, Inc.	388,547	11,135,757
Sempra Energy	23,629	2,973,946
		14,109,703
Multiline Retail 0.5%
Kohl's Corp.	53,800	3,699,826

Oil, Gas & Consumable Fuels 10.0%
Chevron Corp.	57,141	7,038,628
EQT Corp.	21,370	443,214
Equitrans Midstream Corp.	52,076	1,134,215
Exxon Mobil Corp.	227,956	18,418,845
Hess Corp.	113,146	6,814,784
Occidental Petroleum Corp.	118,300	7,831,460
Pioneer Natural Resources Co.	29,900	4,553,172
Total S.A.	268,447	14,911,982
TransCanada Corp.	266,500	11,976,510
		73,122,810
Personal Products 0.2%
Coty, Inc., Class A	103,864	1,194,436

Pharmaceuticals 6.9%
Allergan PLC	9,700	1,420,177
Bristol-Myers Squibb Co.	78,300	3,735,693
GlaxoSmithKline PLC	242,511	5,043,627
GlaxoSmithKline PLC, Sponsored ADR	42,000	1,755,180
Johnson & Johnson	106,822	14,932,647
Merck & Co., Inc.	109,400	9,098,798
Pfizer, Inc.	350,030	14,865,774
		50,851,896
Professional Services 0.9%
Nielsen Holdings PLC	267,451	6,330,565

Semiconductors & Semiconductor Equipment 3.3%
Applied Materials, Inc.	99,300	3,938,238
NXP Semiconductors N.V.	16,900	1,493,791
QUALCOMM, Inc.	231,094	13,179,291
Texas Instruments, Inc.	52,800	5,600,496
		24,211,816
Software 2.1%
Microsoft Corp.	128,314	15,133,353

Specialty Retail 0.4%
L Brands, Inc.	104,900	2,893,142

Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co.	85,800	1,323,894
Western Digital Corp.	28,800	1,384,128
		2,708,022
Tobacco 1.4%
Philip Morris International, Inc.	113,404	10,023,779

Total Common Stocks (Cost $618,221,529)		693,971,722

Convertible Preferred Stocks 2.5%
Electric Utilities 0.9%
Nextera Energy, Inc. 6.123%	106,149	6,566,377

Health Care Equipment & Supplies 0.8%
Becton Dickinson & Co. 6.125%	101,085	6,248,064

Multi-Utilities 0.8%
DTE Energy Co. 6.50%	16,234	898,552
Sempra Energy
6.00%	34,999	3,699,394
6.75%	10,478	1,112,345
		5,710,291
Total Convertible Preferred Stocks (Cost $15,701,064)		18,524,732

Short-Term Investment 2.2%
Affiliated Investment Company 2.2%
MainStay U.S. Government Liquidity Fund, 2.29% (d)	16,292,668	16,292,668
Total Short-Term Investment (Cost $16,292,668)		16,292,668
Total Investments (Cost $654,001,527)	99.8%	732,584,890
Other Assets, Less Liabilities	0.2	1,294,119
Net Assets	100.0%	$733,879,009

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of March 31, 2019, the aggregate market value of securities on loan was $3,443,217 and the Portfolio received non-cash collateral in the form of U.S. Treasury securities with a value of $3,513,165.
(d)	Current yield as of March 31, 2019.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$—	$1,502,647	$—	$1,502,647
Corporate Bonds	—	2,293,121	—	2,293,121
Total Long-Term Bonds	—	3,795,768	—	3,795,768
Common Stocks	693,971,722	—	—	693,971,722
Convertible Preferred Stocks	18,524,732	—	—	18,524,732
Short-Term Investment
Affiliated Investment Company	16,292,668	—	—	16,292,668
Total Investments in Securities	$728,789,122	$3,795,768	$—	$732,584,890

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Unconstrained Bond Portfolio

Portfolio of Investments March 31, 2019 (Unaudited)

	Principal Amount		Value
Long-Term Bonds 99.1% †
Asset-Backed Securities 3.2%
Auto Floor Plan Asset-Backed Securities 0.7%
Ford Credit Floorplan Master Owner Trust Series 2018-4, Class A 4.06%, due 11/15/30		$3,430,000	$3,574,313
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1, Class A 3.116% (1 Month LIBOR + 0.63%), due 9/25/23 (a)(b)		4,085,000	4,091,081
			7,665,394
Automobile Asset-Backed Securities 0.5%
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A4 3.15%, due 7/22/24		3,290,000	3,337,009
World Omni Auto Receivables Trust Series 2019-A, Class A3 3.04%, due 5/15/24		2,430,000	2,450,458
			5,787,467
Credit Cards 1.4%
American Express Credit Account Master Trust
Series 2018-9, Class A 2.864% (1 Month LIBOR + 0.38%), due 4/15/26 (a)		1,970,000	1,964,130
Series 2019-1, Class A 2.87%, due 10/15/24		2,135,000	2,154,555
Capital One Multi-Asset Execution Trust Series 2019-A1, Class A1 2.84%, due 12/16/24		3,445,000	3,474,103
Citibank Credit Card Issuance Trust Series 2018-A2, Class A2 2.818% (1 Month LIBOR + 0.33%), due 1/20/25 (a)		4,945,000	4,938,082
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04%, due 7/15/24		2,505,000	2,538,632
			15,069,502
Home Equity 0.0% ‡
First NLC Trust Series 2007-1, Class A1 2.556% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)		72,653	42,610
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 2.536% (1 Month LIBOR + 0.05%), due 11/25/36 (a)		19,284	8,580
Morgan Stanley ABS Capital I Trust Series 2007-HE4, Class A2A 2.596% (1 Month LIBOR + 0.11%), due 2/25/37 (a)		19,496	8,636
			59,826
Other Asset-Backed Securities 0.6%
Dell Equipment Finance Trust Series 2018-2, Class A3 3.37%, due 10/22/23 (b)		4,080,000	4,129,546
JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 2.586% (1 Month LIBOR + 0.10%), due 3/25/47 (a)		25,946	17,912
Verizon Owner Trust Series 2019-A, Class A1A 2.93%, due 9/20/23		2,950,000	2,971,811
			7,119,269
Student Loans 0.0% ‡
KeyCorp Student Loan Trust Series 2000-A, Class A2 2.971% (3 Month LIBOR + 0.32%), due 5/25/29 (a)		67,103	66,892
Total Asset-Backed Securities (Cost $35,386,985)			35,768,350

Convertible Bonds 0.0%‡
Health Care - Products 0.0% ‡
Danaher Corp. (zero coupon), due 1/22/21		1,000	5,048
Total Convertible Bonds (Cost $1,571)			5,048

Corporate Bonds 75.5%
Advertising 0.1%
Lamar Media Corp. 5.00%, due 5/1/23		900,000	912,375

Aerospace & Defense 0.3%
Harris Corp. 4.40%, due 6/15/28		3,270,000	3,438,996

Agriculture 0.7%
Altria Group, Inc. 3.80%, due 2/14/24		3,400,000	3,460,477
Bunge, Ltd. Finance Corp. 3.50%, due 11/24/20		4,435,000	4,456,432
			7,916,909
Airlines 1.4%
American Airlines Pass-Through Trust
Series 2015-2, Class AA 3.60%, due 3/22/29		857,922	859,380
Series 2015-2, Class A 4.00%, due 3/22/29		428,963	429,692
Continental Airlines, Inc.
Series 2007-1, Class A 5.983%, due 10/19/23		571,033	600,669
Series 2004-ERJ1 9.558%, due 3/1/21		870	879
Series 2005-ERJ1 9.798%, due 10/1/22		168,630	175,712
Delta Air Lines, Inc.
Series 2019-1, Class AA 3.204%, due 10/25/25		3,695,000	3,744,739
Series 2001-1, Class A 5.30%, due 10/15/20		136,878	136,974
Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		4,325,142	4,414,672
U.S. Airways Group, Inc.
Series 2012-1, Class A 5.90%, due 4/1/26		1,230,791	1,335,039
Series 2010-1, Class A 6.25%, due 10/22/24		851,081	912,529
United Airlines, Inc.
Series 2014-2, Class B 4.625%, due 3/3/24		1,176,939	1,194,829
Series 2007-1, Pass Through Trust 6.636%, due 1/2/24		1,765,532	1,856,810
			15,661,924
Apparel 0.2%
VF Corp. 3.50%, due 9/1/21		2,185,000	2,226,168

Auto Manufacturers 2.5%
Daimler Finance North America LLC (b)
2.30%, due 1/6/20		5,000,000	4,978,301
3.288% (3 Month LIBOR + 0.55%), due 5/4/21 (a)		2,335,000	2,331,353
Ford Motor Co. 8.90%, due 1/15/32		60,000	69,026
Ford Motor Credit Co. LLC
2.681%, due 1/9/20		5,675,000	5,650,789
3.919% (3 Month LIBOR + 1.235%), due 2/15/23 (a)		1,230,000	1,163,344
8.125%, due 1/15/20		1,584,000	1,641,695
General Motors Financial Co., Inc.
3.45%, due 4/10/22		4,000,000	4,000,236
5.25%, due 3/1/26		652,000	672,883
Toyota Motor Credit Corp. 1.95%, due 4/17/20		4,300,000	4,271,502
Volkswagen Group of America Finance LLC 3.875%, due 11/13/20 (b)		3,100,000	3,139,810
			27,918,939
Auto Parts & Equipment 0.4%
LKQ European Holdings B.V. 3.625%, due 4/1/26 (b)	EUR	2,835,000	3,262,210
ZF North America Capital, Inc. 4.00%, due 4/29/20 (b)		$740,000	740,387
			4,002,597
Banks 16.1%
Bank of America Corp.
3.004%, due 12/20/23 (c)		6,566,000	6,539,852
3.499%, due 5/17/22 (c)		6,150,000	6,222,000
3.50%, due 4/19/26		6,165,000	6,217,476
3.705%, due 4/24/28 (c)(d)		1,695,000	1,702,593
5.125%, due 6/17/19 (c)(e)		2,010,000	2,002,940
5.875%, due 2/7/42		465,000	580,563
6.30%, due 3/10/26 (c)(e)		1,810,000	1,966,112
8.57%, due 11/15/24		455,000	565,597
Bank of New York Mellon Corp. 2.661%, due 5/16/23 (c)(d)		3,715,000	3,695,590
Barclays Bank PLC
5.14%, due 10/14/20		4,249,000	4,362,540
Series Reg S 10.00%, due 5/21/21 (f)	GBP	401,000	605,454
Barclays PLC 5.20%, due 5/12/26		$1,725,000	1,759,609
BB&T Corp.
2.75%, due 4/1/22		4,790,000	4,791,005
3.05%, due 6/20/22		1,880,000	1,890,964
Capital One Financial Corp.
4.20%, due 10/29/25		470,000	477,934
5.55%, due 6/1/20 (c)(d)(e)		2,365,000	2,400,475
Citibank N.A. 3.165%, due 2/19/22 (c)		4,200,000	4,216,809
Citigroup, Inc.
2.35%, due 8/2/21		4,801,000	4,744,826
3.842% (3 Month LIBOR + 1.25%), due 7/1/26 (a)		10,035,000	10,046,534
5.50%, due 9/13/25 (d)		2,710,000	2,970,406
6.30%, due 5/15/24 (c)(e)		4,290,000	4,365,075
Citizens Bank N.A. 2.55%, due 5/13/21		1,145,000	1,136,882
Citizens Financial Group, Inc.
4.15%, due 9/28/22 (b)		1,450,000	1,474,433
4.30%, due 12/3/25 (d)		2,550,000	2,611,445
Discover Bank
7.00%, due 4/15/20		1,005,000	1,045,264
8.70%, due 11/18/19		420,000	434,483
Goldman Sachs Group, Inc.
2.30%, due 12/13/19		2,100,000	2,093,061
2.876%, due 10/31/22 (c)(d)		2,300,000	2,279,537
3.625%, due 1/22/23		2,813,000	2,861,431
3.854% (3 Month LIBOR + 1.17%), due 5/15/26 (a)		3,075,000	3,016,456
5.25%, due 7/27/21		1,900,000	1,995,907
6.75%, due 10/1/37		1,828,000	2,228,471
Huntington Bancshares, Inc. 3.15%, due 3/14/21		3,910,000	3,942,506
Huntington National Bank 3.55%, due 10/6/23		1,445,000	1,479,392
JPMorgan Chase & Co.
3.54%, due 5/1/28 (c)		6,265,000	6,269,290
6.30%, due 4/23/19		1,825,000	1,828,540
6.40%, due 5/15/38		920,000	1,193,458
Lloyds Banking Group PLC
2.907%, due 11/7/23 (c)		1,160,000	1,131,587
4.582%, due 12/10/25		4,700,000	4,754,767
Morgan Stanley
3.591%, due 7/22/28 (c)		1,645,000	1,632,565
3.625%, due 1/20/27		4,350,000	4,360,165
3.875%, due 4/29/24		6,015,000	6,186,602
3.875%, due 1/27/26		400,000	408,981
4.875%, due 11/1/22		1,931,000	2,037,988
5.00%, due 11/24/25		3,840,000	4,115,983
5.45%, due 7/15/19 (c)(e)		2,125,000	2,130,312
7.30%, due 5/13/19		9,455,000	9,503,693
PNC Bank N.A. 2.45%, due 11/5/20		2,740,000	2,728,992
Royal Bank of Canada 2.50%, due 1/19/21		3,860,000	3,859,176
Royal Bank of Scotland Group PLC
5.125%, due 5/28/24		2,239,000	2,298,207
6.00%, due 12/19/23		205,000	218,828
6.125%, due 12/15/22		970,000	1,031,889
Santander Holdings USA, Inc. 3.40%, due 1/18/23		5,055,000	5,052,159
Santander UK Group Holdings PLC 3.571%, due 1/10/23		2,030,000	2,025,893
Santander UK PLC 2.125%, due 11/3/20		3,000,000	2,967,079
U.S. Bank N.A. 2.931% (3 Month LIBOR + 0.29%), due 5/21/21 (a)		5,115,000	5,111,974
Wachovia Corp. 5.50%, due 8/1/35		655,000	747,103
Wells Fargo & Co.
3.00%, due 10/23/26		1,640,000	1,599,128
5.875%, due 6/15/25 (c)(e)		595,000	635,757
5.90%, due 6/15/24 (c)(e)		3,270,000	3,359,925
Wells Fargo Bank N.A. 5.85%, due 2/1/37 (d)		300,000	362,402
Westpac Banking Corp. 2.964% (3 Month LIBOR + 0.28%), due 5/15/20 (a)		2,710,000	2,713,879
			178,989,944
Beverages 2.2%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, due 1/23/25		915,000	953,489
4.75%, due 1/23/29		1,833,000	1,952,874
Constellation Brands, Inc. 4.25%, due 5/1/23		2,985,000	3,127,196
Diageo Capital PLC 2.923% (3 Month LIBOR + 0.24%), due 5/18/20 (a)		5,020,000	5,023,391
Molson Coors Brewing Co. 2.10%, due 7/15/21		3,129,000	3,069,731
PepsiCo, Inc.
1.35%, due 10/4/19		4,900,000	4,870,312
1.55%, due 5/2/19 (g)		2,110,000	2,106,842
2.00%, due 4/15/21		3,450,000	3,420,467
			24,524,302
Biotechnology 0.3%
Biogen, Inc. 3.625%, due 9/15/22		3,560,000	3,615,927

Building Materials 0.5%
Masco Corp. 7.125%, due 3/15/20		142,000	147,549
Standard Industries, Inc. (b)
4.75%, due 1/15/28		970,000	926,350
5.375%, due 11/15/24		3,680,000	3,772,000
USG Corp. 5.50%, due 3/1/25 (b)		320,000	324,960
			5,170,859
Chemicals 1.6%
Air Liquide Finance S.A. (b)
1.375%, due 9/27/19		2,780,000	2,759,325
1.75%, due 9/27/21		1,895,000	1,846,935
Ashland LLC 4.75%, due 8/15/22 (d)		2,525,000	2,597,594
Braskem Netherlands Finance B.V. (b)
3.50%, due 1/10/23		2,300,000	2,251,723
4.50%, due 1/10/28		2,025,000	1,968,806
Eastman Chemical Co. 2.70%, due 1/15/20		1,536,000	1,534,881
Mexichem S.A.B. de C.V. 4.00%, due 10/4/27 (b)		2,200,000	2,134,022
W.R. Grace & Co. 5.125%, due 10/1/21 (b)		2,915,000	3,010,321
			18,103,607
Commercial Services 1.1%
Herc Rentals, Inc. 7.75%, due 6/1/24 (b)		2,888,000	3,064,890
IHS Markit, Ltd.
4.125%, due 8/1/23		2,175,000	2,218,152
4.75%, due 2/15/25 (b)		3,105,000	3,232,274
Service Corp. International
5.375%, due 1/15/22		3,699,000	3,734,140
5.375%, due 5/15/24		530,000	543,913
			12,793,369
Computers 1.4%
Apple, Inc. 1.55%, due 8/4/21		3,840,000	3,759,949
Dell International LLC / EMC Corp. (b)
4.90%, due 10/1/26 (f)		3,695,000	3,750,463
6.02%, due 6/15/26		625,000	672,219
Hewlett Packard Enterprise Co.
3.60%, due 10/15/20		2,000,000	2,017,443
4.40%, due 10/15/22		1,560,000	1,631,947
International Business Machines Corp. 1.90%, due 1/27/20		3,255,000	3,234,538
			15,066,559
Cosmetics & Personal Care 0.5%
Estee Lauder Cos., Inc. 1.80%, due 2/7/20		2,050,000	2,036,678
Unilever Capital Corp. 1.80%, due 5/5/20		3,500,000	3,470,706
			5,507,384
Distribution & Wholesale 0.3%
H&E Equipment Services, Inc. 5.625%, due 9/1/25		3,000,000	2,992,500

Diversified Financial Services 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, due 12/16/21		2,200,000	2,256,543
4.625%, due 10/30/20		3,585,000	3,669,244
Air Lease Corp.
2.125%, due 1/15/20		2,215,000	2,203,061
2.625%, due 7/1/22		2,155,000	2,104,814
2.75%, due 1/15/23		1,040,000	1,014,722
Ally Financial, Inc.
3.75%, due 11/18/19		1,395,000	1,398,487
5.75%, due 11/20/25		3,570,000	3,802,443
Discover Financial Services 3.85%, due 11/21/22		300,000	307,306
International Lease Finance Corp.
5.875%, due 4/1/19		1,385,000	1,385,000
6.25%, due 5/15/19		2,265,000	2,273,278
Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		560,000	567,813
Protective Life Global Funding (b)
1.555%, due 9/13/19		1,200,000	1,193,480
2.161%, due 9/25/20		3,420,000	3,390,386
Springleaf Finance Corp. 6.125%, due 3/15/24		880,000	899,782
Synchrony Financial 4.50%, due 7/23/25		1,810,000	1,816,837
			28,283,196
Diversified/Conglomerate Service 0.1%
Vantiv LLC / Vanity Issuer Corp. 4.375%, due 11/15/25 (b)		1,325,000	1,363,929

Electric 3.5%
AEP Transmission Co. LLC 3.10%, due 12/1/26 (d)		3,360,000	3,322,635
Appalachian Power Co. 3.30%, due 6/1/27		1,400,000	1,382,358
Baltimore Gas & Electric Co. 2.40%, due 8/15/26		3,260,000	3,093,729
Berkshire Hathaway Energy Co. 2.375%, due 1/15/21		1,700,000	1,692,647
CMS Energy Corp.
3.875%, due 3/1/24		1,705,000	1,747,568
5.05%, due 3/15/22		1,350,000	1,426,351
Consolidated Edison Co. of New York, Inc. 3.002% (3 Month LIBOR + 0.40%), due 6/25/21 (a)		1,000,000	998,492
Consolidated Edison, Inc. 2.00%, due 3/15/20		2,090,000	2,072,088
Duquesne Light Holdings, Inc. (b)
5.90%, due 12/1/21		1,494,000	1,586,713
6.40%, due 9/15/20		3,435,000	3,585,451
Entergy Arkansas LLC 3.50%, due 4/1/26		960,000	977,756
Evergy, Inc. 4.85%, due 6/1/21		1,455,000	1,499,131
FirstEnergy Transmission LLC 4.35%, due 1/15/25 (b)		1,675,000	1,745,909
Florida Power & Light Co. 2.75%, due 6/1/23		2,155,000	2,166,999
MidAmerican Energy Co. 3.10%, due 5/1/27		4,500,000	4,523,867
Public Service Electric & Gas Co. 3.00%, due 5/15/27		2,635,000	2,594,783
Puget Energy, Inc. 5.625%, due 7/15/22		585,000	624,144
WEC Energy Group, Inc.
3.10%, due 3/8/22		2,165,000	2,182,043
4.796% (3 Month LIBOR + 2.113%), due 5/15/67 (a)		1,860,340	1,646,401
			38,869,065
Electronics 0.4%
Honeywell International, Inc.
1.40%, due 10/30/19		990,000	982,386
5.375%, due 3/1/41		3,000,000	3,703,130
			4,685,516
Entertainment 0.8%
Eldorado Resorts, Inc.
6.00%, due 4/1/25		3,417,000	3,459,713
7.00%, due 8/1/23		2,395,000	2,506,152
International Game Technology PLC 6.25%, due 2/15/22 (b)		2,595,000	2,695,556
			8,661,421
Environmental Controls 0.7%
Republic Services, Inc. 4.75%, due 5/15/23		3,665,000	3,906,976
Waste Management, Inc.
2.40%, due 5/15/23		505,000	496,430
3.15%, due 11/15/27		1,615,000	1,609,494
4.60%, due 3/1/21		1,800,000	1,860,638
			7,873,538
Food 2.7%
Kerry Group Financial Services Unlimited Co. 3.20%, due 4/9/23 (b)		2,151,000	2,135,285
Kroger Co. 1.50%, due 9/30/19		2,805,000	2,785,037
Mondelez International Holdings Netherlands B.V. (b)
1.625%, due 10/28/19		3,060,000	3,037,490
2.00%, due 10/28/21		3,355,000	3,270,165
Nestle Holdings, Inc. 3.10%, due 9/24/21 (b)		4,990,000	5,050,596
Smithfield Foods, Inc. (b)
2.70%, due 1/31/20		4,725,000	4,691,877
3.35%, due 2/1/22		1,805,000	1,765,743
Sysco Corp.
3.25%, due 7/15/27		4,145,000	4,074,551
3.30%, due 7/15/26		1,735,000	1,724,184
Tyson Foods, Inc. 2.65%, due 8/15/19		1,660,000	1,658,240
			30,193,168
Food Services 0.3%
Aramark Services, Inc. 4.75%, due 6/1/26		2,790,000	2,783,025

Forest Products & Paper 0.6%
Georgia-Pacific LLC
5.40%, due 11/1/20 (b)		4,000,000	4,158,040
8.00%, due 1/15/24		2,180,000	2,665,212
			6,823,252
Gas 0.2%
NiSource, Inc. 3.49%, due 5/15/27		2,600,000	2,591,194

Health Care - Products 1.7%
Abbott Laboratories 3.40%, due 11/30/23 (d)		3,540,000	3,612,857
Baxter International, Inc. 2.60%, due 8/15/26		6,085,000	5,810,099
Becton Dickinson & Co.
2.675%, due 12/15/19		4,575,000	4,560,229
3.363%, due 6/6/24 (d)		2,245,000	2,244,990
Stryker Corp. 2.625%, due 3/15/21		1,500,000	1,495,427
Zimmer Biomet Holdings, Inc. 2.70%, due 4/1/20		1,190,000	1,187,079
			18,910,681
Home Builders 1.6%
D.R. Horton, Inc. 4.375%, due 9/15/22		3,350,000	3,436,031
KB Home 8.00%, due 3/15/20		1,925,000	2,004,888
Lennar Corp.
4.50%, due 6/15/19		2,970,000	2,970,000
4.50%, due 11/15/19		1,300,000	1,301,625
MDC Holdings, Inc. 5.625%, due 2/1/20		1,072,000	1,089,420
Toll Brothers Finance Corp. 5.875%, due 2/15/22		2,475,000	2,603,700
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, due 6/15/19 (d)		4,230,000	4,235,287
			17,640,951
Housewares 0.2%
Scotts Miracle-Gro Co. 5.25%, due 12/15/26		1,960,000	1,930,600

Insurance 3.1%
Jackson National Life Global Funding 2.20%, due 1/30/20 (b)		2,055,000	2,045,159
Liberty Mutual Group, Inc. (b)
4.25%, due 6/15/23		2,695,000	2,792,316
7.80%, due 3/7/87		102,000	116,790
Lincoln National Corp. 5.04% (3 Month LIBOR + 2.358%), due 5/17/66 (a)		7,583,000	6,521,380
MassMutual Global Funding II (b)
2.50%, due 10/17/22		3,670,000	3,641,647
2.95%, due 1/11/25		2,995,000	2,983,265
Metropolitan Life Global Funding I 3.45%, due 10/9/21 (b)		2,610,000	2,643,869
Oil Insurance, Ltd. 5.574% (3 Month LIBOR + 2.982%), due 6/30/19 (a)(b)(e)		1,648,000	1,586,213
Pricoa Global Funding I 2.55%, due 11/24/20 (b)		2,025,000	2,016,355
Principal Life Global Funding II 2.375%, due 11/21/21 (b)		5,550,000	5,495,755
Protective Life Corp. 8.45%, due 10/15/39		1,564,000	2,230,448
Prudential Financial, Inc.
3.878%, due 3/27/28		760,000	797,633
5.625%, due 6/15/43 (c)		1,245,000	1,294,800
Voya Financial, Inc. 3.65%, due 6/15/26		410,000	406,998
			34,572,628
Internet 1.7%
Booking Holdings, Inc. 3.60%, due 6/1/26		2,875,000	2,921,626
Expedia Group, Inc.
3.80%, due 2/15/28		2,245,000	2,166,338
5.00%, due 2/15/26		315,000	333,489
Match Group, Inc. 5.00%, due 12/15/27 (b)		1,775,000	1,788,313
Tencent Holdings, Ltd. 3.80%, due 2/11/25 (b)		5,450,000	5,576,139
VeriSign, Inc. 4.625%, due 5/1/23		3,670,000	3,720,462
Zayo Group LLC / Zayo Capital, Inc. 5.75%, due 1/15/27 (b)		2,090,000	2,085,402
			18,591,769
Iron & Steel 0.8%
AK Steel Corp. 7.625%, due 10/1/21 (d)		2,860,000	2,867,150
ArcelorMittal 4.55%, due 3/11/26		3,205,000	3,275,273
Vale Overseas, Ltd. 6.25%, due 8/10/26		2,780,000	3,021,860
			9,164,283
Leisure Time 0.3%
NCL Corp., Ltd. 4.75%, due 12/15/21 (b)		807,000	816,079
Royal Caribbean Cruises, Ltd. 2.65%, due 11/28/20		2,630,000	2,626,897
			3,442,976
Lodging 0.8%
Boyd Gaming Corp. 6.375%, due 4/1/26		1,000	1,035
Marriott International, Inc.
3.75%, due 10/1/25		4,205,000	4,239,524
7.15%, due 12/1/19		1,334,000	1,367,330
MGM Resorts International
6.00%, due 3/15/23		2,300,000	2,426,500
6.625%, due 12/15/21		475,000	507,656
			8,542,045
Machinery - Construction & Mining 1.1%
Caterpillar Financial Services Corp.
2.10%, due 1/10/20		5,790,000	5,765,070
2.90%, due 3/15/21		6,385,000	6,416,261
			12,181,331
Machinery - Diversified 0.7%
CNH Industrial Capital LLC
4.375%, due 4/5/22		3,550,000	3,640,880
4.875%, due 4/1/21		4,355,000	4,474,762
			8,115,642
Media 2.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, due 7/23/22 (d)		2,770,000	2,865,873
Clear Channel Worldwide Holdings, Inc. Series B 6.50%, due 11/15/22		1,385,000	1,414,431
Comcast Corp.
3.30%, due 10/1/20		3,000,000	3,028,256
5.70%, due 7/1/19		3,000,000	3,019,223
Sirius XM Radio, Inc. (b)
3.875%, due 8/1/22		2,545,000	2,525,913
5.375%, due 7/15/26		3,000,000	3,064,650
Sky, Ltd. 3.75%, due 9/16/24 (b)		1,105,000	1,144,429
Time Warner Cable, Inc. 8.25%, due 4/1/19		2,995,000	2,995,000
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		740,000	865,792
TWDC Enterprises 18 Corp. 0.875%, due 7/12/19 (g)		980,000	975,233
UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (b)		5,335,000	5,415,025
Virgin Media Secured Finance PLC (b)
5.25%, due 1/15/26		1,620,000	1,630,125
5.50%, due 1/15/25		2,985,000	3,037,237
			31,981,187
Mining 0.3%
Anglo American Capital PLC 4.125%, due 4/15/21 (b)		3,300,000	3,331,680

Miscellaneous - Manufacturing 0.8%
Amsted Industries, Inc. 5.00%, due 3/15/22 (b)		1,860,000	1,864,650
Siemens Financieringsmaatschappij N.V. (b)
2.15%, due 5/27/20		1,480,000	1,471,781
2.70%, due 3/16/22		2,485,000	2,482,760
Textron Financial Corp. 4.419% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		3,720,000	2,827,200
			8,646,391
Multi-National 0.5%
International Bank For Reconstruction & Development 1.375%, due 4/22/19		5,875,000	5,871,448

Oil & Gas 3.0%
Anadarko Petroleum Corp. (zero coupon), due 10/10/36 (d)		6,555,000	2,909,053
Concho Resources, Inc. 4.30%, due 8/15/28		2,900,000	2,991,456
Gazprom Via Gaz Capital S.A. 7.288%, due 8/16/37 (b)		2,500,000	2,920,710
Marathon Petroleum Corp. (b)
3.80%, due 4/1/28		405,000	400,973
5.125%, due 12/15/26		5,755,000	6,181,121
Murphy Oil USA, Inc. 6.00%, due 8/15/23		4,348,000	4,456,700
Petrobras Global Finance B.V. 7.375%, due 1/17/27		3,885,000	4,274,860
Petroleos Mexicanos 6.75%, due 9/21/47		4,990,000	4,580,820
Valero Energy Corp.
4.00%, due 4/1/29		2,250,000	2,270,529
6.125%, due 2/1/20		2,904,000	2,979,991
			33,966,213
Packaging & Containers 1.0%
Ball Corp. 5.00%, due 3/15/22		4,240,000	4,399,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, due 7/15/23 (b)		1,425,000	1,448,156
Sealed Air Corp. 4.875%, due 12/1/22 (b)		1,875,000	1,934,981
WestRock MWV LLC 7.375%, due 9/1/19		900,000	915,895
WestRock RKT Co. 4.00%, due 3/1/23		2,230,000	2,273,505
			10,971,537
Pharmaceuticals 2.2%
Allergan Funding SCS 3.45%, due 3/15/22 (d)		4,165,000	4,202,506
Bausch Health Cos., Inc. 5.50%, due 11/1/25 (b)		4,590,000	4,687,538
CVS Health Corp. 3.231% (3 Month LIBOR + 0.63%), due 3/9/20 (a)		3,550,000	3,558,076
Eli Lilly & Co. 2.35%, due 5/15/22		1,700,000	1,690,344
Novartis Capital Corp. 1.80%, due 2/14/20		2,850,000	2,830,107
Syneos Health, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 7.50%, due 10/1/24 (b)		3,095,000	3,257,488
Takeda Pharmaceutical Co., Ltd. 3.80%, due 11/26/20 (b)		1,460,000	1,481,176
Zoetis, Inc.
3.084% (3 Month LIBOR + 0.44%), due 8/20/21 (a)		1,655,000	1,643,349
3.25%, due 8/20/21		1,045,000	1,051,531
			24,402,115
Pipelines 0.7%
MPLX, L.P.
4.00%, due 3/15/28		2,500,000	2,484,454
4.125%, due 3/1/27		1,780,000	1,791,212
Spectra Energy Partners, L.P.
3.375%, due 10/15/26		2,100,000	2,065,343
4.75%, due 3/15/24		818,000	869,688
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23		950,000	967,043
			8,177,740
Private Equity 0.4%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 6.00%, due 8/1/20		4,445,000	4,487,227

Real Estate 0.1%
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25%, due 12/1/21 (b)		640,000	644,800

Real Estate Investment Trusts 1.9%
American Tower Corp. 3.00%, due 6/15/23 (d)		5,000,000	4,982,961
Boston Properties, L.P. 3.20%, due 1/15/25		4,800,000	4,762,128
Crown Castle International Corp. 3.40%, due 2/15/21		1,255,000	1,265,364
Equinix, Inc.
5.75%, due 1/1/25		2,000,000	2,073,750
5.875%, due 1/15/26		2,275,000	2,396,599
ESH Hospitality, Inc. 5.25%, due 5/1/25 (b)		5,145,000	5,110,683
Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		329,000	330,252
Iron Mountain, Inc. 6.00%, due 8/15/23		340,000	348,925
			21,270,662
Retail 1.4%
Alimentation Couche-Tard, Inc. (b)
2.35%, due 12/13/19		3,035,000	3,021,218
2.70%, due 7/26/22		1,650,000	1,632,757
Darden Restaurants, Inc. 3.85%, due 5/1/27		2,025,000	2,006,496
Dollar General Corp. 3.25%, due 4/15/23 (d)		4,115,000	4,138,195
O'Reilly Automotive, Inc. 3.55%, due 3/15/26		3,000,000	2,990,089
QVC, Inc. 4.85%, due 4/1/24		2,300,000	2,351,654
			16,140,409
Semiconductors 0.5%
Broadcom, Inc. 3.625%, due 10/15/24		2,470,000	2,450,685
NXP B.V. / NXP Funding LLC (b)
4.625%, due 6/15/22		1,755,000	1,815,723
4.625%, due 6/1/23		1,065,000	1,106,002
			5,372,410
Software 1.7%
First Data Corp. 5.00%, due 1/15/24 (b)		2,103,000	2,157,415
Microsoft Corp.
1.85%, due 2/6/20		4,520,000	4,493,244
3.30%, due 2/6/27		2,055,000	2,109,708
MSCI, Inc. 5.75%, due 8/15/25 (b)		4,005,000	4,205,250
Oracle Corp.
2.65%, due 7/15/26		1,920,000	1,857,331
4.30%, due 7/8/34		935,000	1,002,418
PTC, Inc. 6.00%, due 5/15/24 (d)		2,569,000	2,687,816
			18,513,182
Special Purpose Entity 0.3%
CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (b)		3,260,000	3,195,390

Telecommunications 3.7%
AT&T, Inc.
3.20%, due 3/1/22		4,275,000	4,312,759
3.777% (3 Month LIBOR + 1.18%), due 6/12/24 (a)(d)		2,890,000	2,866,837
Cisco Systems, Inc. 1.85%, due 9/20/21 (d)		1,060,000	1,040,073
CommScope Technologies LLC 5.00%, due 3/15/27 (b)		1,600,000	1,418,688
CommScope, Inc. 5.00%, due 6/15/21 (b)		1,563,000	1,561,828
Crown Castle Towers LLC (b)
3.72%, due 7/15/43		1,550,000	1,569,747
4.241%, due 7/15/48		3,755,000	3,837,796
Hughes Satellite Systems Corp.
5.25%, due 8/1/26		540,000	535,950
6.50%, due 6/15/19		900,000	904,590
Rogers Communications, Inc. 3.625%, due 12/15/25		5,825,000	5,954,229
Sprint Capital Corp. 6.90%, due 5/1/19		1,043,000	1,045,608
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, due 9/20/29 (b)		1,585,000	1,602,831
T-Mobile USA, Inc.
4.50%, due 2/1/26		2,245,000	2,243,772
6.00%, due 3/1/23		1,200,000	1,233,000
6.50%, due 1/15/26		1,235,000	1,318,363
Telefonica Emisiones SAU
4.57%, due 4/27/23		1,781,000	1,876,930
5.462%, due 2/16/21		279,000	291,555
5.877%, due 7/15/19		3,625,000	3,655,358
Verizon Communications, Inc.
3.784% (3 Month LIBOR + 1.10%), due 5/15/25 (a)		2,455,000	2,455,245
5.15%, due 9/15/23		1,722,000	1,892,834
			41,617,993
Textiles 0.3%
Cintas Corp. No 2 2.90%, due 4/1/22		3,805,000	3,818,946

Transportation 0.4%
United Parcel Service, Inc. 2.50%, due 4/1/23		4,965,000	4,951,948
Total Corporate Bonds (Cost $840,387,841)			841,423,847

Foreign Government Bonds 0.2%
Saudi Arabia 0.2%
Saudi Government International Bond 4.375%, due 4/16/29 (b)		2,495,000	2,598,468
Total Foreign Government Bonds (Cost $2,482,175)			2,598,468

Loan Assignments 9.6% (a)
Advertising 1.2%
Las Vegas Sands LLC 2018 Term Loan B 4.249% (1 Month LIBOR + 1.75%), due 3/27/25		5,108,400	5,011,979
Outfront Media Capital LLC 2017 Term Loan B 4.49% (1 Month LIBOR + 2.00%), due 3/18/24		5,362,500	5,324,963
Syneos Health, Inc. 2018 Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 8/1/24		3,261,924	3,230,469
			13,567,411
Chemicals, Plastics & Rubber 0.4%
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3 4.351% (3 Month LIBOR + 1.75%), due 6/1/24		4,331,817	4,230,561

Commercial Services 0.4%
Global Payments Inc. 2018 Term Loan B3 4.249% (1 Month LIBOR + 1.75%), due 4/21/23		1,842,400	1,821,212
KAR Auction Services, Inc. Term Loan B4 4.875% (3 Month LIBOR + 2.25%), due 3/11/21		1,573,166	1,563,990
ServiceMaster Co. 2016 Term Loan B 4.999% (1 Month LIBOR + 2.50%), due 11/8/23		562,439	560,154
			3,945,356
Computers 0.2%
Dell International LLC 2017 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 9/7/23		2,716,532	2,683,255

Diversified/Conglomerate Service 0.4%
Worldpay, LLC 2018 1st Lien Term Loan B4 4.159% (1 Week LIBOR + 1.75%), due 8/9/24		1,386,325	1,382,209
2018 1st Lien Term Loan B4 4.234% (1 Month LIBOR + 1.75%), due 8/9/24		2,628,125	2,620,322
			4,002,531
Environmental Controls 0.3%
GFL Environmental, Inc. 2018 Term Loan B 5.499% (1 Month LIBOR + 3.00%), due 5/30/25		3,921,461	3,791,562

Food 0.1%
Post Holdings, Inc. 2017 Series A Incremental Term Loan 4.49% (1 Month LIBOR + 2.0%), due 5/24/24		1,577,352	1,562,367

Food - Wholesale 0.5%
U.S. Foods, Inc. 2016 Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 6/27/23		5,129,938	5,050,423

Hand & Machine Tools 0.3%
Milacron LLC Amended Term Loan B 4.999% (1 Month LIBOR + 2.50%), due 9/28/23		3,142,867	3,064,295

Health Care - Services 0.3%
MPH Acquisition Holdings LLC 2016 Term Loan B 5.351% (3 Month LIBOR + 2.75%), due 6/7/23		3,592,507	3,472,158

Health Services 0.4%
ExamWorks Group, Inc. 2017 Term Loan 5.749% (1 Month LIBOR + 3.25%), due 7/27/23		4,509,779	4,470,319

Household Products & Wares 0.2%
KIK Custom Products, Inc. 2015 Term Loan B 6.496% (1 Month LIBOR + 4.00%), due 5/15/23		273,478	258,095
Prestige Brands, Inc. Term Loan B4 4.499% (1 Month LIBOR + 2.00%), due 1/26/24		2,385,799	2,359,703
			2,617,798
Internet 0.2%
Match Group, Inc. 2017 Term Loan B 5.09% (2 Month LIBOR + 2.50%), due 11/16/22		1,859,375	1,850,078

Leisure Time 0.3%
Bombardier Recreational Products, Inc. 2016 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 5/23/25		3,059,625	2,987,724

Lodging 0.5%
Boyd Gaming Corp. Term Loan B3 4.658% (1 Week LIBOR + 2.25%), due 9/15/23		472,716	466,334
Hilton Worldwide Finance LLC Term Loan B2 4.236% (1 Month LIBOR + 1.75%), due 10/25/23		4,271,113	4,254,332
MGM Growth Properties Operating Partnership, L.P. 2016 Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 3/21/25		970,000	954,439
			5,675,105
Machinery - Diversified 0.1%
Zebra Technologies Corp. 2018 Term Loan B 4.24% (1 Month LIBOR + 1.75%), due 10/27/21		1,428,793	1,427,517

Media 0.5%
Nielsen Finance LLC Term Loan B4 4.493% (1 Month LIBOR + 2.00%), due 10/4/23		2,947,500	2,894,445
Virgin Media Bristol LLC 2017 Term Loan K 4.984% (1 Month LIBOR + 2.50%), due 1/15/26		2,330,000	2,301,707
			5,196,152
Packaging & Containers 0.3%
Berry Global, Inc. 2018 Term Loan S 4.243% (1 Month LIBOR + 1.75%), due 2/8/20		2,299,782	2,290,937
Reynolds Group Holdings, Inc. 2017 Term Loan 5.249% (1 Month LIBOR + 2.75%), due 2/5/23		1,383,246	1,373,303
			3,664,240
Semiconductors 0.2%
ON Semiconductor Corp. 2018 1st Lien Term Loan B 4.249% (1 Month LIBOR + 1.75%), due 3/31/23		1,886,148	1,863,918

Software 0.5%
First Data Corp. 2024 USD Term Loan 4.486% (1 Month LIBOR + 2.00%), due 4/26/24		2,315,868	2,308,341
IQVIA, Inc. 2018 USD Term Loan B3 4.249% (1 Month LIBOR + 1.75%), due 6/11/25		3,821,125	3,754,255
			6,062,596
Support Services 1.0%
Advanced Disposal Services, Inc. Term Loan B3 4.66% (1 Week LIBOR + 2.25%), due 11/10/23		5,583,120	5,545,607
Change Healthcare Holdings, Inc. 2017 Term Loan B 5.249% (1 Month LIBOR + 2.75%), due 3/1/24		5,875,671	5,790,474
			11,336,081
Telecommunications 1.1%
Level 3 Financing, Inc. 2017 Term Loan B 4.736% (3 Month LIBOR + 2.25%), due 2/22/24		5,875,000	5,798,413
SBA Senior Finance II LLC 2018 Term Loan B 4.50% (1 Month LIBOR + 2.00%), due 4/11/25		4,244,961	4,150,774
Sprint Communications, Inc. 1st Lien Term Loan B 5.00% (1 Month LIBOR + 2.5%), due 2/2/24		2,710,087	2,622,009
			12,571,196
Transportation 0.2%
XPO Logistics, Inc. 2018 Term Loan B 4.499% (1 Month LIBOR + 2.00%), due 2/24/25		2,477,254	2,428,871
Total Loan Assignments (Cost $109,006,316)			107,521,514

Mortgage-Backed Securities 2.4%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.2%
BX Commercial Mortgage Trust Series 2018-IND, Class A 3.234% (1 Month LIBOR + 0.75%), due 11/15/35 (a)(b)		3,050,275	3,042,636
Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
Series K087, Class A2 3.771%, due 12/25/28		2,130,000	2,267,227
Series K085, Class A2 4.06%, due 10/25/28 (h)		3,540,000	3,854,212
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON, Class A 4.128%, due 7/5/31 (b)		3,643,000	3,821,115
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A4 3.227%, due 10/15/48		3,250,000	3,278,704
Wells Fargo Commercial Mortgage Trust (b)(i)
Series 2018-1745, Class A 3.749%, due 6/15/36		3,450,000	3,567,942
Series 2018-AUS, Class A 4.058%, due 7/17/36		4,200,000	4,430,612
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 4.542%, due 7/25/36 (i)		13,106	13,139
			24,275,587
Whole Loan Collateral (Collateralized Mortgage Obligation) 0.2%
JP Morgan Mortgage Trust Series 2019-1, Class A3 4.00%, due 5/25/49 (b)(f)(h)		2,170,298	2,195,508
Total Mortgage-Backed Securities (Cost $25,651,116)			26,471,095

U.S. Government & Federal Agencies 8.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.2%
4.00%, due 2/1/49		2,556,837	2,634,523

Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.6%
3.00%, due 10/1/48		3,415,362	3,416,590
4.00%, due 6/1/48		2,265,109	2,335,596
4.00%, due 8/1/48		15,295,012	15,762,991
4.00%, due 2/1/49		5,839,903	6,011,284
4.50%, due 1/1/49		11,530,028	12,042,242
			39,568,703
United States Treasury Bonds 0.2%
4.375%, due 11/15/39		1,355,000	1,721,803

United States Treasury Inflation - Indexed Notes 4.2%

0.75%, due 7/15/28		12,007,452	12,271,155
0.875%, due 1/15/29		33,548,185	34,614,417
			46,885,572
Total U.S. Government & Federal Agencies
(Cost $89,019,778)			90,810,601
Total Long-Term Bonds (Cost $1,101,935,782)			1,104,598,923

	Shares	Value
Common Stocks 0.0%‡
Software 0.0% ‡
salesforce.com, Inc. (j)	1,267	200,655
Total Common Stocks (Cost $146,797)		200,655

Short-Term Investments 2.1%
Affiliated Investment Company 2.1%
MainStay U.S. Government Liquidity Fund, 2.29% (k)	23,616,571	23,616,571
Total Affiliated Investment Companies (Cost $23,616,571)		23,616,571

	Principal Amount
Repurchase Agreement 0.0% ‡
Fixed Income Clearing Corp. 0.50%, dated 3/29/19 due 4/1/19 Proceeds at Maturity $137,350 (Collateralized by a United States Treasury Note with a rate of 2.375% and a maturity date of 3/15/22, with a Principal Amount of $140,000 and Market Value of $140,914)	$137,344	137,344
Total Repurchase Agreement (Cost $137,344)		137,344
Total Short-Term Investments (Cost $23,753,915)		23,753,915

	Shares
Investment of Cash Collateral For Securities Loaned 0.0%‡
Unaffiliated Investment Company 0.0% ‡
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (k)	144,735	144,735
Total Investment of Cash Collateral For Securities Loaned (Cost $144,735)		144,735
Total Investments, Before Investments Sold Short (Cost $1,125,981,229)	101.2%	1,128,698,228

	Principal Amount
Investments Sold Short (1.8%)
Corporate Bonds Sold Short (1.8%)
Health Care Providers & Services (0.5%)
Davita, Inc. 5.00%, due 5/1/25	(3,015,000)	(2,889,125)
Mylan N.V. 3.95%, due 6/15/26	(3,175,000)	(3,029,042)
		(5,918,167)
Internet & Direct Marketing Retail (0.8%)
Netflix, Inc. 4.375%, due 11/15/26	(8,495,000)	(8,335,719)

Oil & Gas (0.5%)
Noble Energy, Inc. 3.90%, due 11/15/24	(5,655,000)	(5,707,762)
Total Corporate Bonds Sold Short (Proceeds $19,298,989)		(19,961,648)
Total Investments Sold Short (Proceeds $19,298,989)		(19,961,648)
Total Investments, Net of Investments Sold Short (Cost $1,106,682,240)	99.4%	1,108,736,580
Other Assets, Less Liabilities	0.6	6,390,619
Net Assets	100.0%	$1,115,127,199

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2019.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of March 31, 2019.
(d)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for securities sold short.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Illiquid security - As of March 31, 2019, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $6,551,425, which represented 0.6% of the Portfolio's net assets.
(g)	All or a portion of this security was held on loan. As of March 31, 2019, the market value of securities loaned was $141,771 and the Portfolio received cash collateral with a value of $144,735.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(i)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2019.
(j)	Non-income producing security.
(k)	Current yield as of March 31, 2019.

Foreign Currency Forward Contracts

As of March 31, 2019, the Portfolio held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,407,803	EUR	2,961,000	JPMorgan Chase Bank N.A.	5/2/19	$77,861
USD	699,409	GBP	530,000	JPMorgan Chase Bank N.A.	5/2/19	8,067
Total unrealized appreciation						$85,928

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts

As of March 31, 2019, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(106)	June 2019	$(22,504,054)	$(22,587,937)	$(83,883)
5-Year United States Treasury Note	(436)	June 2019	(50,493,304)	(50,501,063)	(7,759)
10-Year United States Treasury Note	(1,155)	June 2019	(141,337,647)	(143,472,656)	(2,135,009)
10-Year United States Treasury Ultra Note	(841)	June 2019	(109,109,449)	(111,669,031)	(2,559,582)
Euro-BTP	(24)	June 2019	(3,431,172)	(3,485,592)	(54,420)
Euro Bund	19	June 2019	3,481,337	3,545,247	63,910
United States Treasury Long Bond	(57)	June 2019	(8,284,016)	(8,530,406)	(246,390)
United States Treasury Ultra Bond	42	June 2019	6,774,538	7,056,000	281,462
			$(324,903,767)	$(329,645,438)	$(4,741,671)

1. As of March 31, 2019, cash in the amount of $3,273,973 was on deposit with a broker or futures commission merchant for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2019.

Swap Contracts

As of March 31, 2019, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$100,000,000	USD	8/8/2019	Fixed 1.621%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	$4,136	$382,058	$386,194
330,000,000	USD	11/9/2019	Fixed 1.83%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	(9,439)	1,613,855	1,604,416
50,000,000	USD	3/16/2023	Fixed 2.793%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	—	(942,929)	(942,929)
50,000,000	USD	3/29/2023	Fixed 2.762%	3-Month USD-LIBOR	Semi-Annually/ Quarterly	—	(894,574)	(894,574)
						$(5,303)	$158,410	$153,107

The following abbreviations are used in the preceding pages:
BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
EUR	—Euro
GBP	—British Pound Sterling
LIBOR	—London Interbank Offered Rate

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019, for valuing the Portfolio's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$35,768,350	$—	$35,768,350
Convertible Bonds	—	5,048	—	5,048
Corporate Bonds	—	841,423,847	—	841,423,847
Foreign Government Bonds	—	2,598,468	—	2,598,468
Loan Assignments	—	107,521,514	—	107,521,514
Mortgage-Backed Securities	—	26,471,095	—	26,471,095
U.S. Government & Federal Agencies	—	90,810,601	—	90,810,601
Total Long-Term Bonds	—	1,104,598,923	—	1,104,598,923
Common Stocks	200,655	—	—	200,655
Short-Term Investments
Affiliated Investment Company	23,616,571	—	—	23,616,571
Repurchase Agreements	—	137,344	—	137,344
Total Short-Term Investments	23,616,571	137,344	—	23,753,915
Investment of Cash Collateral For Securities Loaned
Unaffiliated Investment Company	—	144,735	—	144,735
Total Investments in Securities	23,817,226	1,104,881,002	—	1,128,698,228
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	85,928	—	85,928
Futures Contracts (b)	345,372	—	—	345,372
Interest Rate Swap Contracts (b)	—	1,990,610	—	1,990,610
Total Other Financial Instruments	345,372	2,076,538	—	2,421,910
Total Investments in Securities and Other Financial Instruments	$24,162,598	$1,106,957,540	$—	$1,131,120,138

Liability Valuation Inputs

Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(19,961,648)	$—	$(19,961,648)
Total Long-Term Bonds Sold Short	—	(19,961,648)	—	(19,961,648)
Other Financial Instruments
Futures Contracts (b)	(5,087,043)	—	—	(5,087,043)
Interest Rate Swap Contracts (b)	—	(1,837,503)	—	(1,837,503)
Total Other Financial Instruments	(5,087,043)	(1,837,503)	—	(6,924,546)
Total Investments in Securities Sold Short and Other Financial Instruments	$(5,087,043)	$(21,799,151)	$—	$(26,886,194)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Long-Term Bonds
Loan Assignments Advertising	$2,937,500	$687	$-	$(8,500)	$-	$(2,929,687)	$-	$-	$-	$-
Total	$2,937,500	$687	$-	$(8,500)	$-	$(2,929,687)	$-	$-	$-	$-

(a)	Sales include principal reductions.

MainStay VP Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS March 31, 2019 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay VP Funds Trust (the “Fund”) adopted procedures establishing methodologies for the valuation of each Portfolio's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate. The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Portfolios' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Portfolio.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Portfolios' third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

“Fair value” is defined as the price that a Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for an identical asset or liability

• Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including each Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of March 31, 2019, the aggregate value by input level of each Portfolio's assets and liabilities is included at the end of each Portfolio's respective Portfolio of Investments or Consolidated Portfolio of Investments.

The Portfolios may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Portfolios’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Portfolios’ valuation procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended March 31, 2019, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of March 31, 2019, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Portfolios' net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of March 31, 2019, no foreign equity securities held by the Portfolios were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of each Portfolio’s Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay VP MacKay High Yield Corporate Bond Fund

Asset Class	Fair Value at 3/31/19*	Valuation Technique	Unobservable Inputs	Inputs/Range
Convertible Bonds	$10,838,546	Market Approach	50% As-Converted Component: Enterprise Value	$873.6m - $995.2m
			50% Converage Analysis Component: Enterprise Value	$873.6m - $995.2m
			Implied Recovery to First Lien Term Loan	100.00%

	158,730	Market Approach	Discount Rate	2.00%

Corporate Bonds	28,332,441	Income Approach	Estimated Yield to Maturity	18.06%
			Spread Adjustment	4.78%

Common Stocks	956,015	Market Approach	Estimated Enterprise Value	$873.6m - $995.2m
			Estimated Volatility	25.00%

	1,437,622	Market Approach	Implied Equity Value	$29mm
			Liquidity Discount	25.00%

	448,985	Market Approach	Terminal Value Multiple	9.0x
			Liquidity Discount	20.00%

	3,169,694	Market Approach	EBITDA Multiple	5.75x
			Discount Rate	10.00%
	$45,342,033

* The table above does not include a Level 3 investment that was valued by a broker without adjustment. As of March 31, 2019, the value of this investment was $7,367,500. The input for this investment was not readily available or cannot be reasonably estimated.

A portfolio security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or the Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Board, the Manager or the Subadvisor(s) determine the liquidity of a Portfolio’s investments; in doing so, the Manager or the Subadvisor(s) may consider various factors, including: (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities often valued in accordance with methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Portfolio’s investments, as shown in their respective accompanying Portfolio of Investments was determined as of March 31, 2019 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of March 31, 2019, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Investments in Affiliates (in 000s). During the period ended March 31, 2019, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life investments or its affiliates were as follows:

MainStay VP Conservative Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period		Purchases at Cost		Proceeds from Sales		Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)		Value, End of Period		Dividend Income		Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$25,399		$—		$(9,978)		$(1,163)	$3,522		$17,780		$145		$—	889
IQ 500 International ETF	1,531		1,171		—		—	184		2,886		—		—	107
IQ Chaikin U.S. Large Cap ETF	30,169		3,911		(24,516)		(906)	4,020		12,678		74		—	536
IQ Chaikin U.S. Small Cap ETF	10,379		149		(944)		(73)	1,261		10,772		50		—	434
IQ Enhanced Core Plus Bond U.S. ETF	21,369		197		(544)		(41)	342		21,323		87		—	1,112
IQ Global Resources ETF	6,396		—		(314)		8	531		6,621		—		—	242
IQ S&P High Yield Low Volatility Bond ETF	8,548		9		(108)		(6)	492		8,935		71		—	363
MainStay Cushing MLP Premier Fund Class I	4,813		86		(1,698)		84	736		4,021		86		—	350
MainStay Epoch Capital Growth Fund Class I	6,923		135		(7)		1	927		7,979		—		—	657
MainStay Epoch Global Choice Fund Class I	8,314		—		(8,753)		(755)	1,194		—		—		—	—
MainStay Epoch International Choice Fund Class I	16,403		30		(3,485)		118	1,358		14,424		—		—	430
MainStay Epoch U.S. All Cap Fund Class R6	11,653		1,957		(586)		9	1,625		14,658		—		—	551
MainStay Epoch U.S. Equity Yield Fund Class R6	860		4		(149)		(9)	88		794		5		—	49
MainStay MAP Equity Fund Class I	12,621		4,444		(1,200)		38	1,646		17,549		—		—	441
MainStay MacKay High Yield Municipal Bond Fund Class I	11,989		166		(216)		2	279		12,220		117		—	965
MainStay MacKay International Opportunities Fund Class I	13,950		—		(6,407)		(1,574)	2,670		8,639		—		—	1,135
MainStay MacKay Short Duration High Yield Fund Class I	15,786		9,932		(235)		(1)	569		26,051		231		—	2,650
MainStay MacKay Short Term Municipal Fund Class I	9,836		1,312		(39)		0 (a)	45		11,154		46		—	1,163
MainStay MacKay Total Return Bond Fund Class R6	0	(a)	0	(a)	(0	)(a)	0 (a)	0	(a)	0	(a)	0	(a)	—	—
MainStay MacKay U.S. Equity Opportunities Fund Class I	11,991		135		(848)		(61)	1,344		12,561		—		—	1,526
MainStay U.S. Government Liquidity Fund	—		50,227		(25,667)		—	—		24,560		116		—	24,560
MainStay VP Bond Portfolio Initial Class	16,614		14,489		(734)		(8)	854		31,215		—		—	2,201
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	13,919		190		(4,993)		(800)	2,959		11,275		—		—	1,267
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	9,899		155		(1,208)		228	1,468		10,542		—		—	735
MainStay VP Emerging Markets Equity Portfolio Initial Class	34,558		37		(4,372)		311	3,270		33,804		—		—	3,817
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	13,529		1,620		(895)		45	1,527		15,826		—		—	1,016
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	13,871		119		(1,223)		64	1,697		14,528		—		—	1,311
MainStay VP Floating Rate Portfolio Initial Class	36,304		5,531		(364)		(8)	956		42,419		500		—	4,779
MainStay VP Indexed Bond Portfolio Initial Class	237,874		654		(23,360)		(279)	6,828		221,717		—		—	21,972
MainStay VP Large Cap Growth Portfolio Initial Class	7,988		2,151		(652)		143	1,369		10,999		—		—	432
MainStay VP MacKay Common Stock Portfolio Initial Class	4,184		2,114		(195)		(35)	635		6,703		—		—	236
MainStay VP MacKay Convertible Portfolio Initial Class	7,269		43		(149)		6	826		7,995		43		—	582
MainStay VP MacKay Growth Portfolio Initial Class	7,209		4,390		(419)		83	1,157		12,420		—		—	391
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	12,850		5		(214)		15	785		13,441		—		—	1,358
MainStay VP MacKay International Equity Portfolio Initial Class	73		2,629		(31)		1	195		2,867		—		—	173
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	21,931		133		(1,916)		12	3,063		23,223		—		—	1,699
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	3,054		—		(209)		(15)	414		3,244		—		—	59
MainStay VP MacKay Small Cap Core Portfolio Initial Class	11,841		86		(1,115)		82	1,354		12,248		—		—	1,111
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class	14,943		193		(370)		(10)	297		15,053		184		—	1,538
MainStay VP PIMCO Real Return Portfolio Initial Class	7,434		9		(161)		(13)	295		7,564		—		—	890
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	21,730		561		(1,631)		(59)	2,405		23,006		—		—	1,821
	$726,004		$108,974		$(129,905)		$(4,566)	$55,187		$755,694		$1,755

MainStay VP Cushing Renaissance Advantage Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$7,333	$27,791	$(33,720)	$—	$—	$1,404	$35	$—	1,404

MainStay VP Eagle Small Cap Growth Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$11,324	$28,628	$(37,085)	$—	$—	$2,867	$33	$—	2,867

MainStay VP Emerging Markets Equity Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$1,319	$5,859	$(3,773)	$—	$—	$3,405	$2	$—	3,405

MainStay VP Epoch U.S. Equity Yield Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$17,828	$39,700	$(36,624)	$—	$—	$20,904	$80	$—	20,904

MainStay VP Epoch U.S. Small Cap Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$20,613	$57,618	$(49,127)	$—	$—	$29,104	$86	$—	29,104

MainStay VP Fidelity Institutional AM® Utilities Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$3,972	$136,350	$(101,895)	$—	$—	$38,427	$63	$—	38,427

MainStay VP Floating Rate Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$2,628	$—	$—	$—	$118	$2,746	$41	$—	492

MainStay VP Growth Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$37,974	$—	$(7,642)	$(637)	$4,231	$33,926	$277	$—	1,695
IQ 500 International ETF	50	28,821	(128)	9	807	29,559	—	—	1,097
IQ Chaikin U.S. Large Cap ETF	34,408	13,106	(41)	(4)	3,656	51,125	300	—	2,162
IQ Chaikin U.S. Small Cap ETF	28,911	—	(4,349)	87	3,292	27,941	130	—	1,126
IQ Global Resources ETF	20,457	124	(280)	17	1,754	22,072	—	—	805
MainStay Cushing MLP Premier Fund Class I	6,710	129	(1,762)	(247)	1,393	6,223	129	—	542
MainStay Epoch Capital Growth Fund Class I	8,619	167	(75)	10	1,133	9,854	—	—	811
MainStay Epoch Global Choice Fund Class I	13,172	—	(13,895)	(1,414)	2,137	—	—	—	—
MainStay Epoch International Choice Fund Class I	60,487	225	(5,881)	(343)	5,965	60,453	—	—	1,802
MainStay Epoch U.S. All Cap Fund Class R6	68,629	—	(1,764)	(112)	9,327	76,080	—	—	2,861
MainStay Epoch U.S. Equity Yield Fund Class R6	561	3	(148)	5	52	473	3	—	29
MainStay MAP Equity Fund Class I	58,443	2,085	(636)	(130)	7,529	67,291	—	—	1,692
MainStay MacKay International Opportunities Fund Class I	59,629	46	(18,717)	(2,124)	7,134	45,968	—	—	6,040
MainStay MacKay U.S. Equity Opportunities Fund Class I	49,595	200	(1,861)	(62)	5,538	53,410	—	—	6,490
MainStay U.S. Government Liquidity Fund	3,010	981	(3,991)	—	—	—	1	—	—
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	18,574	—	(3,920)	(428)	3,411	17,637	—	—	1,982
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	28,490	2,536	(1,543)	93	5,146	34,722	—	—	2,421
MainStay VP Emerging Markets Equity Portfolio Initial Class	79,111	623	(3,209)	184	8,318	85,027	—	—	9,601
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	62,098	374	(1,947)	132	6,822	67,479	—	—	4,332
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	44,338	109	(9,111)	(811)	6,551	41,076	—	—	3,707
MainStay VP Large Cap Growth Portfolio Initial Class	36,462	24,454	(2,449)	579	7,377	66,423	—	—	2,610
MainStay VP MacKay Common Stock Portfolio Initial Class	29,983	1,941	(331)	(51)	3,855	35,397	—	—	1,247
MainStay VP MacKay Growth Portfolio Initial Class	37,469	15,593	(1,208)	219	5,931	58,004	—	—	1,828
MainStay VP MacKay International Equity Portfolio Initial Class	13,002	534	(160)	25	1,350	14,751	—	—	891
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	70,849	67	(22,881)	(4,445)	14,213	57,803	—	—	4,230
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	1,739	—	(201)	(5)	236	1,769	—	—	32
MainStay VP MacKay Small Cap Core Portfolio Initial Class	36,904	—	(3,081)	304	4,210	38,337	—	—	3,479
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	87,355	560	(4,514)	(720)	10,313	92,994	—	—	7,359
	$997,029	$92,678	$(115,725)	$(9,869)	$131,681	$1,095,794	$840	$—

MainStay VP Income Builder Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$20,625	$62,669	$(58,722)	$—	$—	$24,572	$162	$—	24,572

MainStay VP IQ Hedge Multi-Strategy Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$—	$11,080	$(8,389)	$—	$—	$2,691	$30	$—	2,691

MainStay VP Janus Henderson Balanced Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$7,540	$103,137	$(95,414)	$—	$—	$15,263	$53	$—	15,263

MainStay VP Large Cap Growth Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$8,968	$124,528	$(123,095)	$—	$—	$10,401	$53	$—	10,401

MainStay VP MacKay Common Stock Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$644	$8,394	$(8,926)	$—	$—	$112	$2	$—	112

MainStay VP MacKay Convertible Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$32,141	$49,950	$(31,639)	$—	$—	$50,452	$245	$—	50,452

MainStay VP MacKay Government Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$5,194	$21,168	$(21,385)	$—	$—	$4,977	$21	$—	4,977

MainStay VP MacKay Growth Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$342	$64,819	$(65,146)	$—	$—	$15	$5	$—	15

MainStay VP MacKay International Equity Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$880	$4,987	$(5,564)	$—	$—	$303	$4	$—	303

MainStay VP MacKay Mid Cap Core Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$2,713	$10,194	$(11,647)	$—	$—	$1,260	$5	$—	1,260

MainStay VP MacKay Small Cap Core Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$947	$3,991	$(4,723)	$—	$—	$215	$1	$—	215

MainStay VP MacKay Unconstrained Bond Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$7,374	$116,593	$(100,350)	$—	$—	$23,617	$108	$—	23,617

MainStay VP Mellon Natural Resources Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$4,510	$39,635	$(40,234)	$—	$—	$3,911	$23	$—	3,911

MainStay VP Moderate Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$40,178	$42	$(11,196)	$(970)	$4,965	$33,019	$270	$—	1,650
IQ 500 International ETF	1,435	5,578	—	—	360	7,373	—	—	274
IQ Chaikin U.S. Large Cap ETF	49,445	17,346	(38,965)	(1,795)	6,819	32,850	192	—	1,389
IQ Chaikin U.S. Small Cap ETF	14,029	—	(1,045)	(84)	1,681	14,581	68	—	587
IQ Enhanced Core Bond U.S. ETF	19,262	15,233	(930)	18	391	33,974	122	—	1,804
IQ Enhanced Core Plus Bond U.S. ETF	6,785	—	(542)	(8)	99	6,334	26	—	330
IQ Global Resources ETF	15,369	—	(51)	2	1,324	16,644	—	—	607
IQ S&P High Yield Low Volatility Bond ETF	4,366	—	(122)	(7)	254	4,491	36	—	182
MainStay Cushing MLP Premier Fund Class I	7,483	145	(2,114)	(1,190)	2,471	6,795	143	—	591
MainStay Epoch Capital Growth Fund Class I	10,195	20	(57)	4	1,341	11,503	—	—	947
MainStay Epoch Global Choice Fund Class I	14,811	—	(15,620)	(1,693)	2,502	—	—	—	—
MainStay Epoch International Choice Fund Class I	45,385	58	(8,045)	(532)	4,593	41,459	—	—	1,236
MainStay Epoch U.S. All Cap Fund Class R6	41,173	65	(2,391)	(190)	5,629	44,286	—	—	1,666
MainStay Epoch U.S. Equity Yield Fund Class R6	2,770	17	(40)	2	287	3,036	17	—	187
MainStay MAP Equity Fund Class I	42,699	1,509	(2,835)	(579)	5,831	46,625	—	—	1,172
MainStay MacKay High Yield Municipal Bond Fund Class I	19,083	413	(747)	8	440	19,197	188	—	1,515
MainStay MacKay International Opportunities Fund Class I	42,403	17	(17,496)	(2,231)	5,654	28,347	—	—	3,725
MainStay MacKay Short Duration High Yield Fund Class I	24,633	16,193	(960)	(27)	917	40,756	363	—	4,146
MainStay MacKay Short Term Municipal Fund Class I	15,039	2,593	(351)	1	69	17,351	72	—	1,809
MainStay MacKay Total Return Bond Fund Class R6	1,198	9	(52)	(1)	32	1,186	9	—	113
MainStay MacKay U.S. Equity Opportunities Fund Class I	38,297	111	(2,188)	(192)	4,343	40,371	—	—	4,905
MainStay U.S. Government Liquidity Fund, 2.29%	12,668	72,440	(47,368)	—	—	37,740	191	—	37,740
MainStay VP Bond Portfolio Initial Class	82,880	89	(3,701)	(85)	2,862	82,045	—	—	5,786
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	21,424	35	(5,617)	(927)	4,337	19,252	—	—	2,163
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	14,078	—	(1,190)	12	2,398	15,298	—	—	1,067
MainStay VP Emerging Markets Equity Portfolio Initial Class	66,782	32	(3,730)	445	6,705	70,234	—	—	7,931
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	40,445	26	(2,072)	120	4,352	42,871	—	—	2,753
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	28,248	—	(6,770)	(327)	3,934	25,085	—	—	2,264
MainStay VP Floating Rate Portfolio Initial Class	30,736	6,534	(185)	(2)	800	37,883	434	—	4,268
MainStay VP Indexed Bond Portfolio Initial Class	123,717	—	(9,568)	52	3,419	117,620	—	—	11,656
MainStay VP Large Cap Growth Portfolio Initial Class	29,530	14,037	(2,940)	554	5,764	46,945	—	—	1,845
MainStay VP MacKay Common Stock Portfolio Initial Class	19,290	3,800	(827)	(22)	2,491	24,732	—	—	871
MainStay VP MacKay Convertible Portfolio Initial Class	13,940	82	(426)	24	1,568	15,188	82	—	1,106
MainStay VP MacKay Growth Portfolio Initial Class	26,406	14,634	(1,461)	284	4,232	44,095	—	—	1,390
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	5,828	—	(185)	8	354	6,005	—	—	607
MainStay VP MacKay International Equity Portfolio Initial Class	4,593	23	(53)	8	475	5,046	—	—	305
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	49,625	—	(18,196)	(3,723)	10,291	37,997	—	—	2,781
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	3,458	—	(54)	(3)	470	3,871	—	—	71
MainStay VP MacKay Small Cap Core Portfolio Initial Class	15,762	—	(933)	84	1,831	16,744	—	—	1,520
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class	30,403	373	(1,133)	(65)	648	30,226	372	—	3,088
MainStay VP PIMCO Real Return Portfolio Initial Class	10,030	131	(229)	(13)	402	10,321	—	—	1,214
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	56,005	131	(3,494)	(626)	6,675	58,691	—	—	4,644
	$1,141,886	$171,716	$(215,879)	$(13,666)	$114,010	$1,198,067	$2,585	$—

MainStay VP Moderate Growth Allocation Portfolio

Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales		Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$65,286	$264	$(10,491)	$(818)		$7,447	$61,688	$504	$—	3,083
IQ 500 International ETF	11,649	10,812	(252)	23		1,450	23,682	—	—	879
IQ Chaikin U.S. Large Cap ETF	84,880	32,435	(64,542)	(3,259)		11,917	61,431	360	—	2,598
IQ Chaikin U.S. Small Cap ETF	33,168	—	(2,035)	(0	)(a)	3,782	34,915	162	—	1,407
IQ Enhanced Core Plus Bond U.S. ETF	18,942	—	(1,112)	6		255	18,091	76	—	943
IQ Global Resources ETF	35,691	24	(133)	9		3,076	38,667	—	—	1,411
IQ S&P High Yield Low Volatility Bond ETF	1,940	43	(173)	(11)		117	1,916	15	—	78
MainStay Cushing MLP Premier Fund Class I	12,812	244	(3,540)	(1,937)		4,127	11,706	244	—	1,019
MainStay Epoch Capital Growth Fund Class I	17,773	28	(121)	15		2,334	20,029	—	—	1,649
MainStay Epoch Global Choice Fund Class I	19,455	—	(20,521)	(2,082)		3,148	—	—	—	—
MainStay Epoch International Choice Fund Class I	99,019	—	(13,066)	(532)		9,608	95,029	—	—	2,833
MainStay Epoch U.S. All Cap Fund Class R6	108,406	—	(6,341)	(866)		15,256	116,455	—	—	4,380
MainStay Epoch U.S. Equity Yield Fund Class R6	4,356	27	(41)	1		454	4,797	27	—	295
MainStay MAP Equity Fund Class I	82,298	982	(3,510)	(485)		10,745	90,030	—	—	2,264
MainStay MacKay High Yield Municipal Bond Fund Class I	29,120	3,522	(1,675)	15		733	31,715	308	—	2,503
MainStay MacKay International Opportunities Fund Class I	103,590	—	(41,387)	(4,120)		12,764	70,847	—	—	9,310
MainStay MacKay Short Duration High Yield Fund Class I	36,828	33,870	(2,269)	(7)		1,389	69,811	603	—	7,102
MainStay MacKay Short Term Municipal Fund Class I	22,933	7,031	(988)	3		113	29,092	120	—	3,034
MainStay MacKay Total Return Bond Fund Class R6	512	3	(146)	(4)		14	379	3	—	36
MainStay MacKay U.S. Equity Opportunities Fund Class I	75,294	104	(2,623)	(53)		8,336	81,058	—	—	9,849
MainStay U.S. Government Liquidity Fund, 2.29%	23,397	99,117	(63,351)	—		—	59,163	305	—	59,163
MainStay VP Bond Portfolio Initial Class	26,863	197	(8,470)	(143)		818	19,265	—	—	1,359
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	35,858	—	(8,417)	(1,051)		6,790	33,180	—	—	3,728
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	56,466	—	(5,456)	(31)		9,717	60,696	—	—	4,233
MainStay VP Emerging Markets Equity Portfolio Initial Class	136,060	667	(6,771)	261		14,249	144,466	—	—	16,313
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	103,137	106	(5,208)	345		11,122	109,502	—	—	7,031
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	86,198	—	(15,310)	(3,630)		14,683	81,941	—	—	7,394
MainStay VP Floating Rate Portfolio Initial Class	39,126	18,685	(1,233)	(27)		1,033	57,584	611	—	6,488
MainStay VP Large Cap Growth Portfolio Initial Class	44,250	34,203	(4,989)	1,131		9,137	83,732	—	—	3,290
MainStay VP MacKay Common Stock Portfolio Initial Class	44,667	124	(1,519)	(277)		5,820	48,815	—	—	1,720
MainStay VP MacKay Convertible Portfolio Initial Class	23,875	138	(1,207)	53		2,654	25,513	137	—	1,858
MainStay VP MacKay Growth Portfolio Initial Class	45,550	28,738	(2,944)	594		7,320	79,258	—	—	2,498
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	2,247	46	(187)	(5)		139	2,240	—	—	226
MainStay VP MacKay International Equity Portfolio Initial Class	19,667	39	(654)	106		1,963	21,121	—	—	1,275
MainStay VP MacKay Mid Cap Core Portfolio Initial Class	128,581	—	(35,813)	(7,957)		25,551	110,362	—	—	8,076
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	4,316	—	(55)	(3)		587	4,845	—	—	89
MainStay VP MacKay Small Cap Core Portfolio Initial Class	39,126	—	(1,800)	92		4,671	42,089	—	—	3,820
MainStay VP MacKay Unconstrained Bond Portfolio Initial Class	52,841	556	(8,942)	(434)		1,397	45,418	556	—	4,640
MainStay VP PIMCO Real Return Portfolio Initial Class	17,901	297	(900)	(52)		740	17,986	—	—	2,115
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	136,004	529	(6,026)	(370)		15,240	145,377	—	—	11,504
	$1,930,082	$272,831	$(354,218)	$(25,500)		$230,696	$2,053,891	$4,031	$—

MainStay VP MacKay S&P 500 Index Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$782	$87,070	$(87,104)	$—	$—	$748	$9	$—	748

MainStay VP PIMCO Real Return Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$864	$13,483	$(13,068)	$—	$—	$1,279	$6	$—	1,279

MainStay VP T. Rowe Price Equity Income Portfolio

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$11,669	$32,059	$(27,435)	$—	$—	$16,293	$55	$—	16,293

(a) Less than $500.